UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22542

SSGA ACTIVE TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

Semi-Annual Report
December 31, 2021
SSGA Active Trust
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
SPDR SSGA Ultra Short Term Bond ETF
SPDR Loomis Sayles Opportunistic Bond ETF
SPDR Nuveen Municipal Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

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SPDR SSGA Multi-Asset Real Return ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	24.3%
SPDR S&P Global Natural Resources ETF	23.9
SPDR S&P Global Infrastructure ETF	23.1
SPDR Bloomberg 1-10 Year TIPS ETF	9.5
SPDR Dow Jones REIT ETF	5.1
TOTAL	85.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2021

% of Net Assets
Natural Resources	26.9%
Commodities	24.3
International Equity	23.4
Inflation Linked	9.5
Real Estate	7.1
International Fixed Income	4.2
Domestic Equity	4.0
Short Term Investments	4.4
Liabilities in Excess of Other Assets	(3.8)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR SSGA Income Allocation ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
SPDR Blackstone Senior Loan ETF	20.1%
SPDR Portfolio S&P 500 High Dividend ETF	12.1
SPDR S&P International Dividend ETF	10.2
SPDR Bloomberg Emerging Markets Local Bond ETF	10.0
SPDR Portfolio Long Term Corporate Bond ETF	9.3
TOTAL	61.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2021

% of Net Assets
Domestic Fixed Income	48.7%
Domestic Equity	25.8
International Equity	15.2
International Fixed Income	10.0
Short Term Investments	6.2
Liabilities in Excess of Other Assets	(5.9)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR SSGA Global Allocation ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
SPDR Portfolio Developed World ex-US ETF	18.6%
SPDR S&P 500 ETF Trust	14.1
SPDR Portfolio TIPS ETF	5.1
SPDR Portfolio Europe ETF	5.0
SPDR Portfolio Intermediate Term Corporate Bond ETF	5.0
TOTAL	47.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2021

% of Net Assets
International Equity	31.9%
Domestic Equity	26.6
Domestic Fixed Income	21.5
Inflation Linked	5.1
International Fixed Income	4.0
Commodities	4.0
Real Estate	2.9
Short Term Investments	28.9
Liabilities in Excess of Other Assets	(24.9)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR SSGA Ultra Short Term Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
Treasury Notes 0.25% 9/30/2023	6.6%
U.S. Treasury Bill 0.05% 1/13/2022	3.8
Nissan Master Owner Trust Receivables ABS 0.67% 2/15/2024	2.5
Golden Credit Card Trust ABS 0.63% 7/15/2024	1.8
Master Credit Card Trust II ABS 0.59% 7/21/2024	1.6
TOTAL	16.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2021

% of Net Assets
Corporate Bonds & Notes	56.0%
Asset-Backed Securities	6.9
Commercial Mortgage Backed Securities	4.6
Mortgage-Backed Securities	2.7
Short-Term Investment	18.6
U.S. Treasury Obligations	10.4
Other Assets in Excess of Liabilities	0.8
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR Loomis Sayles Opportunistic Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
SPDR Blackstone Senior Loan ETF	4.5%
DirecTV Financing, LLC Senior Secured Term Loan 5.75% 8/2/2027	1.5
OneMain Direct Auto Receivables Trust ABS 0.87% 7/14/2028	1.3
E.W. Scripps Company (The) Senior Secured 2019 Term Loan B2 Zero Coupon, 5/1/2026	1.2
Medline Industries, Inc. Zero Coupon, 10/23/2028	1.2
TOTAL	9.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
5

SPDR Loomis Sayles Opportunistic Bond ETF
Portfolio Statistics (Unaudited)  (continued)
Industry Breakdown as of December 31, 2021

% of Net Assets
Asset-Backed Securities	6.7%
Commercial Mortgage Backed Securities	0.2
Banks	7.6
Media	6.0
Commercial Services	5.0
Oil & Gas	5.0
Commercial Mortgage-Backed Securities	4.5
Internet	4.3
Diversified Financial Services	4.0
Software	4.0
Insurance	3.6
Retail	3.6
Chemicals	2.8
Telecommunications	2.8
Auto Manufacturers	2.6
Health Care Products	2.2
Real Estate Investment Trusts	2.1
Lodging	2.1
Health Care Services	2.1
Airlines	2.1
Food	2.1
Electric	1.8
Semiconductors	1.8
Entertainment	1.7
Investment Company Security	1.3
Pharmaceuticals	1.0
Transportation	1.0
Electronics	0.9
Pipelines	0.8
Advertising	0.7
Computers	0.7
Oil & Gas Services	0.7
Energy-Alternate Sources	0.7
Environmental Control	0.7
Machinery-Diversified	0.6
Mining	0.6
Construction Materials	0.5
Building Materials	0.5
Packaging & Containers	0.5
Coal	0.5
Auto Parts & Equipment	0.4
IT Services	0.4
Electrical Components & Equipment	0.4
Forest Products & Paper	0.4
Iron/Steel	0.3
Home Furnishings	0.3
Miscellaneous Manufacturer	0.3
Engineering & Construction	0.3
Beverages	0.2
Leisure Time	0.2
Aerospace & Defense	0.1
Agriculture	0.0*
Biotechnology	0.0*
Short-Term Investment	9.5
Liabilities in Excess of Other Assets	(5.2)
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR Nuveen Municipal Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
Los Angeles, CA, Unified School District, General Obligation 5.00% 7/1/2029	3.3%
State of Florida Revenue 5.00% 6/1/2029	3.3
Metropolitan Council, Minneapolis-Saint Paul, MN, Metropolitan Area, General Obligation 5.00% 12/1/2028	3.3
Georgia, State General Obligation 5.00% 7/1/2028	3.3
New Jersey Economic Development Authority Revenue 5.00% 6/15/2031	3.3
TOTAL	16.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2021

% of Net Assets
Municipal Bonds & Notes	94.5%
Short-Term Investment	4.5
Other Assets in Excess of Liabilities	1.0
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.4%
COMMODITIES — 24.3%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF (a)	3,154,283	$ 44,349,219
DOMESTIC EQUITY — 4.0%
The Energy Select Sector SPDR Fund (b)	130,091	7,220,050
INFLATION LINKED — 9.5%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	816,583	17,246,233
INTERNATIONAL EQUITY — 23.4%
SPDR S&P Global Infrastructure ETF (b)	777,014	42,153,010
VanEck Vectors Agribusiness ETF	5,348	510,306
		42,663,316
INTERNATIONAL FIXED INCOME — 4.2%
SPDR FTSE International Government Inflation-Protected Bond ETF (b)	141,353	7,606,205
NATURAL RESOURCES — 26.9%
SPDR S&P Global Natural Resources ETF (a)(b)	809,312	43,670,476
SPDR S&P Metals & Mining ETF (a)(b)	121,335	5,433,381
		49,103,857
REAL ESTATE — 7.1%
SPDR Dow Jones International Real Estate ETF (b)	102,429	3,646,472
SPDR Dow Jones REIT ETF (a)(b)	75,661	9,242,748
		12,889,220
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $183,051,203)		181,078,100
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c)(d)	1,092,405	$ 1,092,405
State Street Navigator Securities Lending Portfolio II (e)(f)	6,946,536	6,946,536
TOTAL SHORT-TERM INVESTMENTS (Cost $8,038,941)		$ 8,038,941
TOTAL INVESTMENTS — 103.8% (Cost $191,090,144)		189,117,041
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(6,903,408)
NET ASSETS — 100.0%		$ 182,213,633
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at December 31, 2021.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$181,078,100	$—	$—	$181,078,100
Short-Term Investments	8,038,941	—	—	8,038,941
TOTAL INVESTMENTS	$ 189,117,041	$—	$—	$ 189,117,041
See accompanying notes to financial statements.
8

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	524,888	$ 11,093,508	$ 9,345,046	$ 3,152,491	$ (1,113)	$ (38,717)	816,583	$ 17,246,233	$ 421,984
SPDR Dow Jones International Real Estate ETF	70,066	2,572,824	1,886,118	712,337	9,823	(109,956)	102,429	3,646,472	120,032
SPDR Dow Jones REIT ETF	49,905	5,234,535	5,725,146	2,942,623	235,558	990,132	75,661	9,242,748	143,452
SPDR FTSE International Government Inflation-Protected Bond ETF	87,385	4,931,135	3,976,270	997,584	(1,083)	(302,533)	141,353	7,606,205	185,699
SPDR S&P Global Infrastructure ETF	542,787	28,338,909	20,923,463	8,367,260	204,206	1,053,692	777,014	42,153,010	675,824
SPDR S&P Global Natural Resources ETF	605,103	32,070,459	21,838,861	10,991,965	289,278	463,843	809,312	43,670,476	1,034,948
SPDR S&P Metals & Mining ETF	113,854	4,902,553	3,260,381	3,013,725	226,140	58,032	121,335	5,433,381	17,607
State Street Institutional U.S. Government Money Market Fund, Class G Shares	606,310	606,310	13,902,279	13,416,184	—	—	1,092,405	1,092,405	64
State Street Navigator Securities Lending Portfolio II	12,421,543	12,421,543	122,899,180	128,374,187	—	—	6,946,536	6,946,536	28,555
The Energy Select Sector SPDR Fund	95,477	5,143,346	3,875,736	2,087,036	153,927	134,077	130,091	7,220,050	163,911
Total		$107,315,122	$207,632,480	$174,055,392	$1,116,736	$2,248,570		$144,257,516	$2,792,076
See accompanying notes to financial statements.
9

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7%
DOMESTIC EQUITY — 25.8%
Invesco KBW Premium Yield Equity REIT ETF	87,814	$ 2,255,064
iShares Mortgage Real Estate ETF (a)	160,734	5,546,930
SPDR ICE Preferred Securities ETF (b)	195,437	8,386,202
SPDR Portfolio S&P 500 High Dividend ETF (b)	337,885	14,208,064
		30,396,260
DOMESTIC FIXED INCOME — 48.7%
SPDR Blackstone Senior Loan ETF (b)	518,670	23,666,912
SPDR Bloomberg Convertible Securities ETF (a)(b)	69,930	5,801,393
SPDR Bloomberg High Yield Bond ETF (b)	69,188	7,511,741
SPDR Portfolio Long Term Corporate Bond ETF (b)	345,574	10,878,669
SPDR Portfolio Long Term Treasury ETF (b)	224,380	9,457,617
		57,316,332
INTERNATIONAL EQUITY — 15.2%
SPDR S&P Global Infrastructure ETF (b)	109,768	5,954,914
SPDR S&P International Dividend ETF (b)	308,169	11,981,611
		17,936,525
INTERNATIONAL FIXED INCOME — 10.0%
SPDR Bloomberg Emerging Markets Local Bond ETF (a)(b)	482,566	11,793,913
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $116,292,090)		117,443,030
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 6.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c)(d)	391,636	$ 391,636
State Street Navigator Securities Lending Portfolio II (e)(f)	6,980,772	6,980,772
TOTAL SHORT-TERM INVESTMENTS (Cost $7,372,408)		$ 7,372,408
TOTAL INVESTMENTS — 105.9% (Cost $123,664,498)		124,815,438
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.9)%		(6,979,606)
NET ASSETS — 100.0%		$ 117,835,832
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at December 31, 2021.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$ 117,443,030	$—	$—	$ 117,443,030
Short-Term Investments	7,372,408	—	—	7,372,408
TOTAL INVESTMENTS	$124,815,438	$—	$—	$124,815,438
See accompanying notes to financial statements.
10

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
SPDR Blackstone Senior Loan ETF	549,297	$ 25,426,958	$ 3,580,716	$ 4,975,012	$ (7,765)	$ (357,985)	518,670	$ 23,666,912	$ 610,677
SPDR Bloomberg Convertible Securities ETF	76,343	6,621,229	992,723	1,534,029	377,962	(656,492)	69,930	5,801,393	82,732
SPDR Bloomberg Emerging Markets Local Bond ETF	468,207	12,374,711	2,364,568	2,049,341	(34,102)	(861,923)	482,566	11,793,913	254,834
SPDR Bloomberg High Yield Bond ETF	81,478	8,959,321	3,717,209	5,073,840	36,167	(127,116)	69,188	7,511,741	164,139
SPDR ICE Preferred Securities ETF	201,783	8,922,844	1,268,327	1,553,460	(12,690)	(238,819)	195,437	8,386,202	239,289
SPDR Portfolio Long Term Corporate Bond ETF	310,973	9,882,722	3,329,516	2,245,119	111,188	(199,638)	345,574	10,878,669	181,525
SPDR Portfolio Long Term Treasury ETF	216,247	8,931,001	3,058,553	2,767,663	119,684	116,042	224,380	9,457,617	90,254
SPDR Portfolio S&P 500 High Dividend ETF	480,228	19,252,341	3,033,849	8,772,007	301,643	392,238	337,885	14,208,064	213,959
SPDR S&P Global Infrastructure ETF	117,732	6,146,788	854,704	1,257,734	47,249	163,907	109,768	5,954,914	90,385
SPDR S&P International Dividend ETF	279,929	11,029,202	4,011,097	3,020,701	117,420	(155,407)	308,169	11,981,611	225,597
State Street Institutional U.S. Government Money Market Fund, Class G Shares	85,137	85,137	1,004,841	698,342	—	—	391,636	391,636	42
State Street Navigator Securities Lending Portfolio II	10,114,067	10,114,067	187,616,340	190,749,635	—	—	6,980,772	6,980,772	71,916
Total		$127,746,321	$214,832,443	$224,696,883	$1,056,756	$(1,925,193)		$117,013,444	$2,225,349
See accompanying notes to financial statements.
11

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 96.0%
COMMODITIES — 4.0%
Invesco DB Gold Fund (a)	56,121	$ 2,938,215
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF (b)	606,052	8,521,091
		11,459,306
DOMESTIC EQUITY — 26.6%
SPDR Portfolio S&P 600 Small Cap ETF (c)	284,063	12,694,776
SPDR S&P 500 ETF Trust (c)	85,377	40,550,660
SPDR S&P MidCap 400 ETF Trust (c)	11,816	6,116,907
The Energy Select Sector SPDR Fund (c)	99,412	5,517,366
The Financial Select Sector SPDR Fund (c)	76,546	2,989,121
The Materials Select Sector SPDR Fund (b)(c)	33,633	3,047,486
The Technology Select Sector SPDR Fund (b)(c)	31,884	5,543,671
		76,459,987
DOMESTIC FIXED INCOME — 21.5%
SPDR Bloomberg High Yield Bond ETF (c)	80,207	8,708,074
SPDR Portfolio Aggregate Bond ETF (c)	339,123	10,044,823
SPDR Portfolio Intermediate Term Corporate Bond ETF (b)(c)	398,136	14,392,616
SPDR Portfolio Long Term Corporate Bond ETF (c)	456,793	14,379,844
SPDR Portfolio Long Term Treasury ETF (c)	337,972	14,245,520
		61,770,877
INFLATION LINKED — 5.1%
SPDR Portfolio TIPS ETF (b)(c)	461,980	14,552,370
INTERNATIONAL EQUITY — 31.9%
SPDR Portfolio Developed World ex-US ETF (b)(c)	1,468,603	53,574,637
SPDR Portfolio Emerging Markets ETF (b)(c)	287,281	11,919,289
SPDR Portfolio Europe ETF (c)	338,908	14,440,870
SPDR S&P Emerging Markets SmallCap ETF (c)	50,931	3,020,718
SPDR S&P International Small Cap ETF (b)(c)	237,733	8,979,175
		91,934,689
Security Description	Shares	Value
INTERNATIONAL FIXED INCOME — 4.0%
SPDR Bloomberg Emerging Markets Local Bond ETF (b)(c)	118,471	$ 2,895,431
SPDR Bloomberg International Corporate Bond ETF (b)(c)	83,399	2,884,772
SPDR FTSE International Government Inflation-Protected Bond ETF (b)(c)	107,649	5,792,593
		11,572,796
REAL ESTATE — 2.9%
SPDR Dow Jones International Real Estate ETF (b)(c)	167,171	5,951,288
SPDR Dow Jones REIT ETF (b)(c)	20,616	2,518,450
		8,469,738
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $235,371,525)		276,219,763
SHORT-TERM INVESTMENTS — 28.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (d)(e)	10,989,449	10,989,449
State Street Navigator Securities Lending Portfolio II (f)(g)	72,250,781	72,250,781
TOTAL SHORT-TERM INVESTMENTS (Cost $83,240,230)		$ 83,240,230
TOTAL INVESTMENTS — 124.9% (Cost $318,611,755)		359,459,993
LIABILITIES IN EXCESS OF OTHER ASSETS — (24.9)%		(71,769,444)
NET ASSETS — 100.0%		$ 287,690,549
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2021.

See accompanying notes to financial statements.
12

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$276,219,763	$—	$—	$276,219,763
Short-Term Investments	83,240,230	—	—	83,240,230
TOTAL INVESTMENTS	$359,459,993	$—	$—	$359,459,993

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
SPDR Bloomberg Emerging Markets Local Bond ETF	105,951	$ 2,800,285	$ 519,961	$ 199,202	$ (5,579)	$ (220,034)	118,471	$ 2,895,431	$ 62,432
SPDR Bloomberg High Yield Bond ETF	104,639	11,506,104	21,204,408	23,785,331	534,530	(751,637)	80,207	8,708,074	178,518
SPDR Bloomberg International Corporate Bond ETF	—	—	3,041,325	116,973	(1,842)	(37,738)	83,399	2,884,772	2,425
SPDR Dow Jones International Real Estate ETF	74,309	2,728,626	3,857,546	380,493	33,548	(287,939)	167,171	5,951,288	190,977
SPDR Dow Jones REIT ETF	26,393	2,768,362	282,302	971,709	199,254	240,241	20,616	2,518,450	48,439
SPDR FTSE International Government Inflation-Protected Bond ETF	—	—	6,029,685	176,368	1,000	(61,724)	107,649	5,792,593	84,501
SPDR Portfolio Aggregate Bond ETF	239,071	7,174,521	26,734,900	23,742,349	(58,355)	(63,894)	339,123	10,044,823	147,406
SPDR Portfolio Developed World ex-US ETF	1,158,110	42,606,867	17,847,267	6,524,518	764,533	(1,119,512)	1,468,603	53,574,637	865,039
SPDR Portfolio Emerging Markets ETF	435,506	19,815,523	2,371,902	8,929,944	913,222	(2,251,414)	287,281	11,919,289	256,410
SPDR Portfolio Europe ETF	261,673	10,951,015	14,202,659	11,062,782	(214,672)	564,650	338,908	14,440,870	143,953
SPDR Portfolio Intermediate Term Corporate Bond ETF	467,736	17,165,911	1,911,890	4,463,416	22,477	(244,246)	398,136	14,392,616	131,361
SPDR Portfolio Long Term Corporate Bond ETF	461,225	14,657,731	1,558,849	1,708,977	54,374	(182,133)	456,793	14,379,844	246,906
SPDR Portfolio Long Term Treasury ETF	212,957	8,795,124	6,825,944	1,519,668	69,963	74,157	337,972	14,245,520	107,211
SPDR Portfolio S&P 600 Small Cap ETF	315,273	13,853,095	6,984,064	8,653,760	722,127	(210,750)	284,063	12,694,776	152,908
SPDR Portfolio TIPS ETF	461,214	14,362,204	1,841,432	1,814,931	99,805	63,860	461,980	14,552,370	458,219
SPDR S&P 500 ETF Trust	141,995	60,782,380	13,837,937	39,493,060	8,909,653	(3,486,250)	85,377	40,550,660	384,216
SPDR S&P Emerging Markets SmallCap ETF	47,193	2,893,875	408,623	188,551	40,505	(133,734)	50,931	3,020,718	57,722
SPDR S&P International Small Cap ETF	214,290	8,284,451	1,552,398	677,505	126,578	(306,747)	237,733	8,979,175	150,277
SPDR S&P MidCap 400 ETF Trust	11,391	5,593,095	838,874	638,457	162,790	160,605	11,816	6,116,907	32,196
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,881,145	4,881,145	17,374,088	11,265,784	—	—	10,989,449	10,989,449	900
State Street Navigator Securities Lending Portfolio II	42,661,109	42,661,109	770,028,894	740,439,222	—	—	72,250,781	72,250,781	150,056
The Communication Services Select Sector SPDR Fund	—	—	6,118,012	5,849,495	(268,517)	—	—	—	9,793
The Consumer Staples Select Sector SPDR Fund	—	—	8,924,385	9,040,655	116,270	—	—	—	17,922
The Energy Select Sector SPDR Fund	50,960	2,745,215	9,195,012	5,936,080	(503,063)	16,282	99,412	5,517,366	69,963
The Financial Select Sector SPDR Fund	—	—	5,952,234	2,924,388	(68,218)	29,493	76,546	2,989,121	13,655
The Industrial Select Sector SPDR Fund	27,205	2,785,792	2,892,872	5,743,851	20,591	44,596	—	—	—
The Materials Select Sector SPDR Fund	65,593	5,398,960	6,167,963	8,477,043	(396,071)	353,677	33,633	3,047,486	26,771
The Technology Select Sector SPDR Fund	41,332	6,103,083	662,352	2,216,396	295,970	698,662	31,884	5,543,671	20,664
Total		$311,314,473	$959,167,778	$926,940,908	$11,570,873	$ (7,111,529)		$348,000,687	$4,010,840
See accompanying notes to financial statements.
13

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 56.0%
AEROSPACE & DEFENSE — 1.9%
Boeing Co.:
1.17%, 2/4/2023	$ 665,000	$ 665,113
1.43%, 2/4/2024	1,000,000	998,930
4.51%, 5/1/2023	5,000,000	5,216,100
L3Harris Technologies, Inc. 3 Month USD LIBOR + 0.75%, 0.95%, 3/10/2023 (a)	1,500,000	1,506,615
		8,386,758
AGRICULTURE — 1.0%
BAT Capital Corp. 3 Month USD LIBOR + 0.88%, 1.04%, 8/15/2022 (a)	2,000,000	2,004,840
Imperial Brands Finance PLC 3.50%, 2/11/2023 (b)	2,500,000	2,549,400
		4,554,240
AUTO MANUFACTURERS — 4.9%
American Honda Finance Corp.:
Series MTN, 3 Month USD LIBOR + 0.37%, 0.52%, 5/10/2023 (a)	1,900,000	1,903,496
Series MTN, 3 Month USD LIBOR + 0.45%, 0.61%, 2/15/2022 (a)	3,000,000	3,001,200
Series MTN, 3 Month USD LIBOR + 0.47%, 0.63%, 11/16/2022 (a)	1,200,000	1,202,928
Daimler Finance North America LLC:
3 Month USD LIBOR + 0.88%, 1.04%, 2/22/2022 (a) (b)	2,000,000	2,001,960
3 Month USD LIBOR + 0.90%, 1.06%, 2/15/2022 (a) (b)	1,250,000	1,251,062
Daimler Trucks Finance North America LLC:
3 Month USD LIBOR + 0.75%, 0.80%, 12/13/2024 (a) (b)	1,500,000	1,501,395
SOFR + 0.60%, 0.65%, 12/14/2023 (a) (b)	1,500,000	1,501,605
General Motors Financial Co., Inc. 3 Month USD LIBOR + 1.31%, 1.53%, 6/30/2022 (a)	2,500,000	2,510,300
Hyundai Capital America:
0.80%, 1/8/2024 (b)	1,500,000	1,481,265
1.00%, 9/17/2024 (b)	500,000	492,095
Security Description	Principal Amount	Value
Nissan Motor Acceptance Co. LLC:
3 Month USD LIBOR + 0.64%, 0.83%, 3/8/2024 (a) (b)	$ 1,000,000	$ 998,910
3 Month USD LIBOR + 0.65%, 0.77%, 7/13/2022 (a) (b)	2,000,000	2,001,120
Toyota Motor Credit Corp. Series MTN, 3 Month USD LIBOR + 0.48%, 0.67%, 9/8/2022 (a)	2,000,000	2,003,920
		21,851,256
BANKS — 19.0%
Bank of America Corp.:
SOFR + 0.73%, 0.78%, 10/24/2024 (a)	2,000,000	2,010,080
Series MTN, 3 Month USD LIBOR + 1.16%, 1.29%, 1/20/2023 (a)	3,000,000	3,001,530
Bank of Montreal SOFR + 0.35%, 0.40%, 12/8/2023 (a)	1,755,000	1,752,297
Barclays Bank PLC 1.70%, 5/12/2022	985,000	988,152
CIT Group, Inc. 5.00%, 8/15/2022	2,308,000	2,364,061
Citigroup, Inc.:
3 Month USD LIBOR + 0.96%, 1.08%, 4/25/2022 (a)	1,250,000	1,252,050
3 Month USD LIBOR + 1.43%, 1.60%, 9/1/2023 (a)	1,250,000	1,259,188
Cooperatieve Rabobank UA 3 Month USD LIBOR + 0.48%, 0.60%, 1/10/2023 (a)	250,000	250,688
Credit Suisse Group AG 3 Month USD LIBOR + 1.20%, 1.40%, 12/14/2023 (a) (b)	2,000,000	2,015,380
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 0.75%, 0.91%, 2/23/2023 (a)	5,000,000	5,019,350
SOFR + 0.50%, 0.54%, 10/21/2024 (a)	2,500,000	2,491,450
SOFR + 0.58%, 0.63%, 3/8/2024 (a)	2,000,000	1,997,540
HSBC Holdings PLC:
4.25%, 3/14/2024	1,500,000	1,584,660
SOFR + 0.60%, 0.63%, 11/22/2024 (a)	1,250,000	1,249,963
JPMorgan Chase & Co.:
3 Month USD LIBOR + 0.73%, 0.85%, 4/23/2024 (a)	2,000,000	2,010,540

See accompanying notes to financial statements.
14

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.23%, 1.35%, 10/24/2023 (a)	$ 1,500,000	$ 1,510,725
KeyBank NA Series BKNT, 3 Month USD LIBOR + 0.66%, 0.79%, 2/1/2022 (a)	1,000,000	1,000,430
Lloyds Banking Group PLC 1 year CMT + 1.10%, 1.33%, 6/15/2023 (a)	1,295,000	1,297,305
Macquarie Group, Ltd. SOFR + 0.71%, 0.76%, 10/14/2025 (a) (b)	2,000,000	2,001,700
Mitsubishi UFJ Financial Group, Inc. 3 Month USD LIBOR + 0.79%, 0.91%, 7/25/2022 (a)	3,000,000	3,010,200
Mizuho Financial Group, Inc. 3 Month USD LIBOR + 0.88%, 1.08%, 9/11/2022 (a)	3,000,000	3,013,290
Morgan Stanley:
Series GMTN, 3 Month USD LIBOR + 1.22%, 1.36%, 5/8/2024 (a)	2,682,000	2,713,701
Series GMTN, SOFR + 0.70%, 0.75%, 1/20/2023 (a)	2,000,000	2,000,280
Series MTN, 3 Month USD LIBOR + 1.40%, 1.52%, 10/24/2023 (a)	2,000,000	2,017,340
Series MTN, SOFR + 0.51%, 0.79%, 1/22/2025 (a)	1,500,000	1,485,675
NatWest Markets PLC SOFR + 0.53%, 0.58%, 8/12/2024 (a) (b)	2,125,000	2,128,251
Royal Bank of Canada:
SOFR + 0.53%, 0.57%, 1/20/2026 (a)	500,000	499,250
Series GMTN, 3 Month USD LIBOR + 0.36%, 0.48%, 1/17/2023 (a)	3,000,000	3,004,410
Series GMTN, SOFR + 0.40%, 0.45%, 8/5/2022 (a)	3,000,000	3,004,350
Standard Chartered PLC SOFR + 1.25%, 1.30%, 10/14/2023 (a) (b)	2,000,000	2,010,100
Sumitomo Mitsui Financial Group, Inc.:
3 Month USD LIBOR + 0.74%, 0.86%, 10/18/2022 (a)	2,400,000	2,409,624
3 Month USD LIBOR + 0.80%, 0.92%, 10/16/2023 (a)	1,000,000	1,008,370
3 Month USD LIBOR + 0.86%, 0.98%, 7/19/2023 (a)	3,500,000	3,530,065
Security Description	Principal Amount	Value
Sumitomo Mitsui Trust Bank, Ltd.:
0.80%, 9/16/2024 (b)	$ 2,500,000	$ 2,462,725
SOFR + 0.44%, 0.49%, 9/16/2024 (a) (b)	2,500,000	2,497,650
Toronto-Dominion Bank SOFR + 0.35%, 0.40%, 9/10/2024 (a)	1,515,000	1,512,167
Truist Bank SOFR + 0.20%, 0.25%, 1/17/2024 (a)	3,000,000	2,991,300
UBS Group AG:
3 Month USD LIBOR + 0.95%, 1.11%, 8/15/2023 (a) (b)	2,000,000	2,008,620
3 Month USD LIBOR + 1.53%, 1.66%, 2/1/2022 (a) (b)	3,000,000	3,003,120
Wells Fargo & Co. 3 Month USD LIBOR + 1.23%, 1.36%, 10/31/2023 (a)	1,500,000	1,511,355
Westpac Banking Corp. 3 Month USD LIBOR + 0.39%, 0.51%, 1/13/2023 (a)	2,000,000	2,004,700
		84,883,632
CHEMICALS — 0.3%
DuPont de Nemours, Inc. 3 Month USD LIBOR + 1.11%, 1.27%, 11/15/2023 (a)	1,460,000	1,479,652
COMPUTERS — 0.5%
Apple, Inc. 3 Month USD LIBOR + 0.50%, 0.64%, 2/9/2022 (a)	750,000	750,337
Leidos, Inc. 2.95%, 5/15/2023	1,435,000	1,469,397
		2,219,734
DIVERSIFIED FINANCIAL SERVICES — 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
SOFR + 0.68%, 0.73%, 9/29/2023 (a)	1,615,000	1,613,837
Series 3NC1, 1.75%, 10/29/2024	1,375,000	1,373,268
American Express Credit Corp. Series MTN, 3 Month USD LIBOR + 0.70%, 0.87%, 3/3/2022 (a)	619,000	619,266
Blackstone Holdings Finance Co. LLC 4.75%, 2/15/2023 (b)	3,000,000	3,120,570
Blackstone Private Credit Fund 2.35%, 11/22/2024 (b)	1,000,000	1,000,160
		7,727,101

See accompanying notes to financial statements.
15

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
ELECTRIC — 4.8%
Alliant Energy Finance LLC 3.75%, 6/15/2023 (b)	$ 1,000,000	$ 1,035,200
Black Hills Corp. 1.04%, 8/23/2024	1,000,000	990,080
CenterPoint Energy, Inc. SOFR + 0.65%, 0.70%, 5/13/2024 (a)	1,500,000	1,499,955
Duke Energy Corp. SOFR + 0.25%, 0.30%, 6/10/2023 (a)	2,500,000	2,496,600
National Rural Utilities Cooperative Finance Corp. Series D, SOFR + 0.33%, 0.38%, 10/18/2024 (a)	2,500,000	2,493,475
NextEra Energy Capital Holdings, Inc.:
SOFR + 0.40%, 0.45%, 11/3/2023 (a)	2,500,000	2,496,875
SOFR + 0.54%, 0.59%, 3/1/2023 (a)	2,500,000	2,502,350
Pacific Gas & Electric Co.:
1.75%, 6/16/2022	770,000	769,469
3 Month USD LIBOR + 1.48%, 1.69%, 6/16/2022 (a)	1,500,000	1,500,375
Pacific Gas and Electric Co. SOFR + 1.15%, 1.20%, 11/14/2022 (a)	1,850,000	1,868,241
Southern California Edison Co. Series J, 0.70%, 8/1/2023	3,850,000	3,831,828
		21,484,448
GAS — 2.6%
Atmos Energy Corp. 3 Month USD LIBOR + 0.38%, 0.58%, 3/9/2023 (a)	3,125,000	3,125,156
CenterPoint Energy Resources Corp. 3 Month USD LIBOR + 0.50%, 0.67%, 3/2/2023 (a)	6,000,000	5,989,080
ONE Gas, Inc. 3 Month USD LIBOR + 0.61%, 0.81%, 3/11/2023 (a)	2,500,000	2,502,675
		11,616,911
HEALTH CARE PRODUCTS — 2.2%
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (b)	1,070,000	1,120,076
PerkinElmer, Inc. 0.85%, 9/15/2024	1,000,000	985,940
Thermo Fisher Scientific, Inc.:
SOFR + 0.35%, 0.40%, 4/18/2023 (a)	4,000,000	3,994,680
SOFR + 0.40%, 0.44%, 10/18/2023 (a)	2,500,000	2,503,375
Security Description	Principal Amount	Value
SOFR + 0.53%, 0.58%, 10/18/2024 (a)	$ 1,135,000	$ 1,135,897
		9,739,968
HEALTH CARE SERVICES — 0.5%
Centene Corp. 4.25%, 12/15/2027	2,000,000	2,092,180
INSURANCE — 2.7%
Allstate Corp. 3 Month USD LIBOR + 0.63%, 0.85%, 3/29/2023 (a)	1,500,000	1,505,130
Athene Global Funding SOFR + 0.70%, 0.75%, 5/24/2024 (a) (b)	2,000,000	2,003,200
Jackson National Life Global Funding SOFR + 0.60%, 0.65%, 1/6/2023 (a) (b)	2,398,000	2,403,324
MET Tower Global Funding SOFR + 0.55%, 0.60%, 1/17/2023 (a) (b)	1,500,000	1,504,695
Metropolitan Life Global Funding I SOFR + 0.57%, 0.62%, 1/13/2023 (a) (b)	3,000,000	3,010,890
Pricoa Global Funding I 2.40%, 9/23/2024 (b)	1,500,000	1,549,935
		11,977,174
LEISURE TIME — 0.4%
Brunswick Corp. 0.85%, 8/18/2024	2,000,000	1,972,300
LODGING — 0.6%
Hyatt Hotels Corp. 1.30%, 10/1/2023	2,530,000	2,531,240
MACHINERY, CONSTRUCTION & MINING — 0.6%
Caterpillar Financial Services Corp. Series MTN, 3 Month USD LIBOR + 0.59%, 0.77%, 6/6/2022 (a)	2,872,000	2,876,768
MACHINERY-DIVERSIFIED — 1.1%
John Deere Capital Corp.:
SOFR + 0.20%, 0.25%, 10/11/2024 (a)	2,500,000	2,492,050
Series MTN, 3 Month USD LIBOR + 0.48%, 0.67%, 9/8/2022 (a)	1,395,000	1,398,432
Rockwell Automation, Inc. 0.35%, 8/15/2023	1,000,000	994,190
		4,884,672
MISCELLANEOUS MANUFACTURER — 0.6%
Carlisle Cos., Inc. 0.55%, 9/1/2023	575,000	570,572

See accompanying notes to financial statements.
16

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Siemens Financieringsmaatschappij NV SOFR + 0.43%, 0.48%, 3/11/2024 (a) (b)	$ 2,000,000	$ 2,003,980
		2,574,552
OIL & GAS — 2.3%
BP Capital Markets America, Inc. 3 Month USD LIBOR + 0.65%, 0.86%, 9/19/2022 (a)	1,750,000	1,754,165
BP Capital Markets PLC 3.99%, 9/26/2023	2,268,000	2,387,501
Chevron Corp.:
1.14%, 5/11/2023	285,000	286,838
3 Month USD LIBOR + 0.48%, 0.65%, 3/3/2022 (a)	500,000	500,265
Chevron USA, Inc. 3.90%, 11/15/2024	1,000,000	1,072,720
ConocoPhillips Co. 3 Month USD LIBOR + 0.90%, 1.06%, 5/15/2022 (a)	2,100,000	2,103,570
Continental Resources, Inc. 2.27%, 11/15/2026 (b)	1,250,000	1,241,300
Shell International Finance B.V. 3 Month USD LIBOR + 0.40%, 0.56%, 11/13/2023 (a)	1,000,000	1,003,900
		10,350,259
PACKAGING & CONTAINERS — 0.5%
Berry Global, Inc. 0.95%, 2/15/2024	1,000,000	989,840
Graphic Packaging International LLC 0.82%, 4/15/2024 (b)	1,500,000	1,476,555
		2,466,395
PHARMACEUTICALS — 3.0%
AbbVie, Inc. 3 Month USD LIBOR + 0.65%, 0.81%, 11/21/2022 (a)	1,415,000	1,420,349
AmerisourceBergen Corp. 0.74%, 3/15/2023	805,000	803,012
Astrazeneca Finance LLC 0.70%, 5/28/2024	3,000,000	2,976,780
AstraZeneca PLC 3 Month USD LIBOR + 0.62%, 0.82%, 6/10/2022 (a)	690,000	691,407
Bayer US Finance II LLC 3 Month USD LIBOR + 1.01%, 1.21%, 12/15/2023 (a) (b)	2,000,000	2,011,820
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	1,640,000	1,631,652
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.38%, 0.54%, 5/16/2022 (a)	$ 2,000,000	$ 2,001,940
Cigna Corp. 3 Month USD LIBOR + 0.89%, 1.01%, 7/15/2023 (a)	2,000,000	2,017,260
		13,554,220
PIPELINES — 1.4%
Enbridge, Inc. 0.55%, 10/4/2023	1,000,000	993,480
Southern Natural Gas Co. LLC 0.63%, 4/28/2023 (b)	2,145,000	2,136,591
TransCanada PipeLines, Ltd. 1.00%, 10/12/2024	3,035,000	3,013,816
		6,143,887
REAL ESTATE INVESTMENT TRUSTS — 0.5%
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	2,000,000	2,069,820
RETAIL — 0.5%
7-Eleven, Inc. 0.80%, 2/10/2024 (b)	2,000,000	1,977,040
Home Depot, Inc. 3 Month USD LIBOR + 0.31%, 0.48%, 3/1/2022 (a)	500,000	500,105
		2,477,145
TELECOMMUNICATIONS — 1.9%
AT&T, Inc.:
0.90%, 3/25/2024	1,500,000	1,494,030
1.70%, 3/25/2026	1,500,000	1,493,820
SOFR + 0.64%, 0.69%, 3/25/2024 (a)	1,500,000	1,500,375
Verizon Communications, Inc.:
3 Month USD LIBOR + 1.10%, 1.26%, 5/15/2025 (a)	1,500,000	1,527,930
SOFR + 0.50%, 0.55%, 3/22/2024 (a)	2,500,000	2,507,425
		8,523,580
TRANSPORTATION — 0.5%
Canadian Pacific Railway Co. 1.35%, 12/2/2024	1,895,000	1,897,255
United Parcel Service, Inc. 3 Month USD LIBOR + 0.45%, 0.66%, 4/1/2023 (a)	200,000	200,582
		2,097,837
TOTAL CORPORATE BONDS & NOTES (Cost $250,750,640)		250,535,729

See accompanying notes to financial statements.
17

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 6.9%
ASSET-BACKED - OTHER — 2.5%
Nissan Master Owner Trust Receivables Series 2019-A, Class A, 1 Month USD LIBOR + 0.56%, 0.67%, 2/15/2024 (a)	$ 11,345,000	$ 11,349,827
AUTOMOBILE — 0.5%
CarMax Auto Owner Trust Series 2018-3, Class A3, 3.13%, 6/15/2023	94,890	95,134
Enterprise Fleet Financing LLC:
Series 2019-3, Class A2, 2.06%, 5/20/2025 (b)	864,254	870,411
Series 2018-3, Class A2, 3.38%, 5/20/2024 (b)	2,601	2,604
GM Financial Automobile Leasing Trust Series 2020-3, Class A2B, 1 Month USD LIBOR + 0.13%, 0.23%, 11/21/2022 (a)	562,191	562,195
Santander Retail Auto Lease Trust Series 2019-B, Class A3, 2.30%, 1/20/2023 (b)	540,003	540,889
World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	125,222	125,470
		2,196,703
CREDIT CARD — 3.9%
American Express Credit Account Master Trust Series 2017-5, Class A, 1 Month USD LIBOR + 0.38%, 0.49%, 2/18/2025 (a)	1,000,000	1,001,622
Discover Card Execution Note Trust Series 2017-A7, Class A7, 1 Month USD LIBOR + 0.36%, 0.47%, 4/15/2025 (a)	1,500,000	1,502,823
Golden Credit Card Trust Series 2017-4A, Class A, 1 Month USD LIBOR + 0.52%, 0.63%, 7/15/2024 (a) (b)	7,800,000	7,809,003
Master Credit Card Trust II Series 2018-1A, Class A, 1 Month USD LIBOR + 0.49%, 0.59%, 7/21/2024 (a) (b)	7,000,000	7,019,329
		17,332,777
TOTAL ASSET-BACKED SECURITIES (Cost $30,987,408)		30,879,307
Security Description	Principal Amount	Value
MORTGAGE-BACKED SECURITIES — 2.7%
BHMS Series 2018-ATLS, Class A, 1 Month USD LIBOR + 1.25%, 1.36%, 7/15/2035 (a) (b)	$ 2,870,000	$ 2,867,210
BX Commercial Mortgage Trust:
Series 2018-BIOA, Class A, 1 Month USD LIBOR + 0.67%, 0.78%, 3/15/2037 (a) (b)	3,205,669	3,205,095
Series 2019-XL, Class A, 1 Month USD LIBOR + 0.92%, 1.03%, 10/15/2036 (a) (b)	1,585,051	1,584,653
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class A, 1 Month USD LIBOR + 0.98%, 1.09%, 5/15/2036 (a) (b)	4,350,000	4,348,677
TOTAL MORTGAGE-BACKED SECURITIES (Cost $12,003,705)		12,005,635
COMMERCIAL MORTGAGE BACKED SECURITIES — 4.6%
BX 2021-LBA3 Mortgage Trust:
Series 2021-PAC, Class A, 1 Month USD LIBOR + 0.70%, 0.80%, 10/15/2036 (a) (b)	5,250,000	5,225,625
Series 2021-PAC, Class B, 1 Month USD LIBOR + 0.90%, 1.01%, 10/15/2036 (a) (b)	2,500,000	2,481,499
BX Commercial Mortgage Trust 2021-VOLT Series 2021-VOLT, Class A, 1 Month USD LIBOR + 0.70%, 0.81%, 9/15/2036 (a) (b)	5,000,000	4,984,467
BX Trust Series 2021-LBA, Class AJV, 1 Month USD LIBOR + 0.80%, 0.91%, 2/15/2036 (a) (b)	3,000,000	2,988,654
Cold Storage Trust Series 2020-ICE5, Class B, 1 Month USD LIBOR + 1.30%, 1.41%, 11/15/2037 (a) (b)	4,914,953	4,904,770
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $20,670,702)		20,585,015

See accompanying notes to financial statements.
18

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 10.4%
Treasury Notes 0.25%, 9/30/2023	$ 29,573,200	$ 29,367,574
U.S. Treasury Bill 0.05%, 1/13/2022	17,000,000	16,999,929
TOTAL U.S. TREASURY OBLIGATIONS (Cost $46,453,510)		46,367,503
	Shares
SHORT-TERM INVESTMENT — 18.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c) (d) (Cost $83,418,920)	83,418,920	83,418,920
TOTAL INVESTMENTS — 99.2% (Cost $444,284,885)		443,792,109
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		3,670,238
NET ASSETS — 100.0%		$ 447,462,347

(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 24.2% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

At December 31, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures (long)	18	03/31/2022	$3,925,500	$3,927,064	$1,564

During the period ended December 31, 2021, average notional value related to futures contracts was $1,316,424.
See accompanying notes to financial statements.
19

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$250,535,729	$—	$250,535,729
Asset-Backed Securities	—	30,879,307	—	30,879,307
U.S. Treasury Obligations	—	46,367,503	—	46,367,503
Mortgage-Backed Securities	—	12,005,635	—	12,005,635
Commercial Mortgage Backed Securities	—	20,585,015	—	20,585,015
Short-Term Investment	83,418,920	—	—	83,418,920
TOTAL INVESTMENTS	$83,418,920	$360,373,189	$—	$443,792,109
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	1,564	—	—	1,564
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 1,564	$ —	$—	$ 1,564
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$83,420,484	$360,373,189	$—	$443,793,673
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	62,702,468	$62,702,468	$234,377,372	$213,660,920	$—	$—	83,418,920	$83,418,920	$8,434
See accompanying notes to financial statements.
20

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 57.9%
ARGENTINA — 0.2%
MercadoLibre, Inc. 2.00%, 8/15/2028	$ 28,000	$ 87,070
AUSTRALIA — 0.4%
FMG Resources August 2006 Pty, Ltd. 4.50%, 9/15/2027 (a)	150,000	159,431
Infrabuild Australia Pty, Ltd. 12.00%, 10/1/2024 (a)	20,000	20,583
		180,014
CANADA — 1.3%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	70,000	73,018
Baytex Energy Corp. 8.75%, 4/1/2027 (a)	70,000	73,208
Garda World Security Corp. 9.50%, 11/1/2027 (a)	20,000	21,566
MEG Energy Corp. 7.13%, 2/1/2027 (a)	145,000	154,422
Shopify, Inc. 0.13%, 11/1/2025	10,000	12,386
Strathcona Resources, Ltd. 6.88%, 8/1/2026 (a)	70,000	68,736
Taseko Mines, Ltd. 7.00%, 2/15/2026 (a)	70,000	72,941
Telesat Canada/Telesat LLC 6.50%, 10/15/2027 (a)	25,000	19,374
Tervita Corp. 11.00%, 12/1/2025 (a)	61,000	70,159
		565,810
CHINA — 0.4%
Alibaba Group Holding, Ltd. 3.15%, 2/9/2051	200,000	186,344
FRANCE — 0.5%
Societe Generale SA VRN, 1 year CMT + 1.30%, 2.89%, 6/9/2032 (a) (b)	200,000	199,686
GERMANY — 1.3%
Deutsche Bank AG:
SOFR + 1.72%, 3.04%, 5/28/2032 (b)	150,000	151,071
VRN, USD 5 year swap rate + 4.358%, 4.79%, 4/30/2025 (b)	400,000	397,000
		548,071
IRELAND — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 1/30/2032	150,000	152,970
Security Description	Principal Amount	Value
Bank of Ireland Group PLC VRN, 1 year CMT + 1.10%, 2.03%, 9/30/2027 (a) (b)	$ 200,000	$ 196,384
		349,354
ITALY — 1.7%
Intesa Sanpaolo SpA 1 year CMT + 2.75%, 4.95%, 6/1/2042 (a) (b)	400,000	409,852
Telecom Italia Capital SA 7.20%, 7/18/2036	80,000	91,798
UniCredit SpA 5 Year USD ICE Swap + 4.914%, 7.30%, 4/2/2034 (a) (b)	200,000	238,830
		740,480
LUXEMBOURG — 0.1%
ArcelorMittal SA 7.00%, 10/15/2039	30,000	41,513
SPAIN — 0.9%
Banco Santander SA:
1 year CMT + 1.60%, 3.23%, 11/22/2032 (b)	200,000	200,402
VRN, USISDA05 + 4.989%, 7.50%, 2/8/2024 (b)	200,000	215,000
		415,402
UNITED KINGDOM — 1.3%
Barclays PLC 1 year CMT + 1.30%, 2.89%, 11/24/2032 (b)	200,000	200,998
Harbour Energy PLC 5.50%, 10/15/2026 (a)	200,000	198,658
TechnipFMC PLC 6.50%, 2/1/2026 (a)	140,000	149,597
		549,253
UNITED STATES — 49.0%
99 Escrow Issuer, Inc. 7.50%, 1/15/2026 (a)	20,000	15,740
ADT Security Corp. 4.88%, 7/15/2032 (a)	115,000	117,485
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	80,000	78,072
Aerie Pharmaceuticals, Inc. 1.50%, 10/1/2024	25,000	20,674
Airbnb, Inc. Zero Coupon, 3/15/2026 (a)	15,000	14,687
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC 3.50%, 2/15/2023 (a)	205,000	208,891
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	35,000	36,533

See accompanying notes to financial statements.
21

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a)	$ 70,000	$ 70,974
Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75%, 7/15/2027 (a)	80,000	85,517
Amazon.com, Inc. 3.10%, 5/12/2051	145,000	154,898
American Eagle Outfitters, Inc. 3.75%, 4/15/2025	3,000	9,031
American International Group, Inc. Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (b)	30,000	33,752
American Tower Corp. 2.30%, 9/15/2031	150,000	145,833
AMN Healthcare, Inc. 4.63%, 10/1/2027 (a)	140,000	145,149
Antero Resources Corp. 8.38%, 7/15/2026 (a)	145,000	165,069
Aon Corp./Aon Global Holdings PLC 2.60%, 12/2/2031	60,000	61,066
Arches Buyer, Inc. 6.13%, 12/1/2028 (a)	45,000	45,300
Arrow Bidco LLC 9.50%, 3/15/2024 (a)	35,000	35,830
Asbury Automotive Group, Inc. 4.63%, 11/15/2029 (a)	60,000	61,228
Ashland LLC 3.38%, 9/1/2031 (a)	110,000	109,047
AT&T, Inc. 3.65%, 9/15/2059	65,000	65,614
Athene Global Funding 2.65%, 10/4/2031 (a)	150,000	148,410
Atkore, Inc. 4.25%, 6/1/2031 (a)	125,000	128,340
Atlas Air Worldwide Holdings, Inc. 1.88%, 6/1/2024	15,000	24,459
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 7/15/2027 (a)	55,000	57,336
Avnet, Inc. 3.00%, 5/15/2031	270,000	267,168
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	260,000	252,569
Bath & Body Works, Inc.:
5.25%, 2/1/2028	20,000	22,024
6.75%, 7/1/2036	50,000	61,486
6.95%, 3/1/2033	15,000	17,553
7.50%, 6/15/2029	10,000	11,388
BGC Partners, Inc. 4.38%, 12/15/2025	35,000	37,548
Security Description	Principal Amount	Value
Bill.com Holdings, Inc. Zero Coupon, 12/1/2025	$ 8,000	$ 13,726
BlackRock TCP Capital Corp. 2.85%, 2/9/2026	80,000	80,700
BlackRock, Inc. 2.10%, 2/25/2032	110,000	109,162
Blackstone Holdings Finance Co. LLC 2.00%, 1/30/2032 (a)	155,000	149,164
Blackstone Private Credit Fund:
2.35%, 11/22/2024 (a)	150,000	150,024
2.63%, 12/15/2026 (a)	225,000	219,548
Blackstone Secured Lending Fund:
2.75%, 9/16/2026	150,000	149,919
2.85%, 9/30/2028 (a)	80,000	78,039
Blue Owl Finance LLC Co. 4.13%, 10/7/2051 (a)	150,000	151,528
Boyd Gaming Corp. 4.75%, 6/15/2031 (a)	55,000	56,376
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	70,000	72,860
Brixmor Operating Partnership L.P. 2.50%, 8/16/2031	125,000	122,291
Broadcom, Inc. 3.50%, 2/15/2041 (a)	345,000	351,303
Builders FirstSource, Inc. 5.00%, 3/1/2030 (a)	155,000	166,386
Burlington Stores, Inc. 2.25%, 4/15/2025	5,000	7,452
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	75,000	70,801
Caesars Entertainment, Inc. 4.63%, 10/15/2029 (a)	95,000	95,540
Calpine Corp.:
4.63%, 2/1/2029 (a)	25,000	24,785
5.13%, 3/15/2028 (a)	95,000	96,531
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 7.75%, 4/15/2023	55,000	54,993
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 1/15/2034 (a)	120,000	118,166
Cedar Fair L.P. 5.25%, 7/15/2029	65,000	67,004
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	45,000	45,432
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	150,000	152,317

See accompanying notes to financial statements.
22

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Charter Communications Operating LLC/Charter Communications Operating Capital 3.90%, 6/1/2052	$ 145,000	$ 145,094
Citigroup, Inc.:
4.65%, 7/23/2048	115,000	148,156
4.75%, 5/18/2046	39,000	48,274
5.30%, 5/6/2044	75,000	98,089
Civitas Resources, Inc. 5.00%, 10/15/2026 (a)	140,000	141,494
Clarios Global L.P./Clarios US Finance Co. 8.50%, 5/15/2027 (a)	60,000	63,610
Cloudflare, Inc. Zero Coupon, 8/15/2026 (a)	10,000	10,598
Coinbase Global, Inc. 3.63%, 10/1/2031 (a)	120,000	110,591
Comcast Corp. 2.99%, 11/1/2063 (a)	155,000	147,318
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	75,000	73,908
Confluent, Inc. Zero Coupon, 1/15/2027 (a)	80,000	86,942
Continental Resources, Inc. 2.27%, 11/15/2026 (a)	105,000	104,269
CoreCivic, Inc. 8.25%, 4/15/2026	80,000	83,600
Corporate Office Properties L.P. 2.75%, 4/15/2031	30,000	29,839
Covanta Holding Corp. 5.00%, 9/1/2030	85,000	86,794
CPI Acquisition, Inc. 8.63%, 3/15/2026 (a)	70,000	73,946
Credit Acceptance Corp. 5.13%, 12/31/2024 (a)	145,000	148,711
CVS Health Corp. 5.05%, 3/25/2048	115,000	150,472
Datadog, Inc. 0.13%, 6/15/2025	9,000	18,055
Del Monte Foods, Inc. 11.88%, 5/15/2025 (a)	30,000	33,498
Dell International LLC/EMC Corp.:
6.20%, 7/15/2030	30,000	37,922
8.35%, 7/15/2046	26,000	43,544
Diamond BC B.V. 4.63%, 10/1/2029 (a)	40,000	39,674
Dick's Sporting Goods, Inc. 3.25%, 4/15/2025	4,000	14,155
DocuSign, Inc. Zero Coupon, 1/15/2024 (a)	12,000	11,565
Domtar Corp. 6.75%, 10/1/2028 (a)	85,000	87,435
Security Description	Principal Amount	Value
Elastic NV 4.13%, 7/15/2029 (a)	$ 70,000	$ 69,214
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	70,000	72,731
Endeavor Energy Resources L.P./EER Finance, Inc. 5.75%, 1/30/2028 (a)	55,000	58,667
EnLink Midstream LLC 5.63%, 1/15/2028 (a)	100,000	104,376
EnLink Midstream Partners L.P.:
4.85%, 7/15/2026	140,000	148,238
5.05%, 4/1/2045	15,000	14,471
Enstar Group, Ltd. 3.10%, 9/1/2031	35,000	34,264
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	75,000	77,604
Expedia Group, Inc. Zero Coupon, 2/15/2026 (a)	10,000	11,556
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	75,000	69,750
FedEx Corp. 5.25%, 5/15/2050	35,000	46,904
Fidelity National Financial, Inc. 2.45%, 3/15/2031	55,000	54,262
FirstEnergy Corp. Series C, 5.35%, 7/15/2047	60,000	71,519
Ford Motor Co.:
Zero Coupon, 3/15/2026 (a)	15,000	20,642
7.40%, 11/1/2046	40,000	55,476
9.00%, 4/22/2025	320,000	391,136
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	70,000	72,005
Frontier Communications Holdings LLC 6.00%, 1/15/2030 (a)	20,000	20,085
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	75,000	76,796
Gartner, Inc. 4.50%, 7/1/2028 (a)	100,000	104,442
General Motors Financial Co., Inc.:
2.90%, 2/26/2025	30,000	31,069
SOFR + 0.62%, 0.67%, 10/15/2024 (b)	400,000	399,432
Series C, 5 Year USD + 4.997%, 5.70%, 9/30/2030 (b)	125,000	143,554
Genesis Energy L.P./Genesis Energy Finance Corp. 6.50%, 10/1/2025	100,000	99,028
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	75,000	75,939

See accompanying notes to financial statements.
23

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Goldman Sachs Group, Inc. SOFR + 1.51%, 3.21%, 4/22/2042 (b)	$ 320,000	$ 331,299
Goodyear Tire & Rubber Co. 5.63%, 4/30/2033	80,000	87,508
Gray Television, Inc. 7.00%, 5/15/2027 (a)	95,000	101,570
Halozyme Therapeutics, Inc. 0.25%, 3/1/2027 (a)	12,000	10,685
HAT Holdings I LLC/HAT Holdings II LLC 3.38%, 6/15/2026 (a)	160,000	162,078
HCA, Inc. 5.88%, 2/1/2029	230,000	274,263
Helmerich & Payne, Inc. 2.90%, 9/29/2031 (a)	225,000	222,086
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	75,000	78,078
Hertz Corp. 5.00%, 12/1/2029 (a)	185,000	185,485
Hexion, Inc. 7.88%, 7/15/2027 (a)	70,000	74,072
Hilcorp Energy I L.P./Hilcorp Finance Co. 6.25%, 11/1/2028 (a)	105,000	111,787
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	145,000	151,786
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a)	80,000	78,127
Host Hotels & Resorts L.P. Series J, 2.90%, 12/15/2031	110,000	106,389
HubSpot, Inc. 0.38%, 6/1/2025	5,000	11,875
Hyatt Hotels Corp. 5.75%, 4/23/2030	325,000	388,359
iHeartCommunications, Inc. 8.38%, 5/1/2027	60,000	63,318
Illumina, Inc. Zero Coupon, 8/15/2023	10,000	11,470
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	35,000	37,291
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	120,000	121,374
Iron Mountain, Inc. 5.63%, 7/15/2032 (a)	135,000	144,592
iStar, Inc. 4.25%, 8/1/2025	145,000	149,073
Jackson Financial, Inc. 3.13%, 11/23/2031 (a)	95,000	95,830
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 2.63%, 10/15/2031	225,000	222,169
Security Description	Principal Amount	Value
JPMorgan Chase & Co. SOFR + 1.46%, 3.16%, 4/22/2042 (b)	$ 135,000	$ 140,569
Juniper Networks, Inc. 2.00%, 12/10/2030	355,000	336,142
KKR Group Finance Co. X LLC 3.25%, 12/15/2051 (a)	65,000	64,818
Laredo Petroleum, Inc. 9.50%, 1/15/2025	75,000	76,918
Liberty Media Corp.-Liberty Formula One 1.00%, 1/30/2023	5,000	8,617
Liberty Mutual Group, Inc.:
4.30%, 2/1/2061 (a)	160,000	150,454
VRN, 5 Year USD + 3.315%, 4.13%, 12/15/2051 (a) (b)	160,000	160,091
Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (a)	105,000	106,311
Lowe's Cos., Inc. 2.80%, 9/15/2041	155,000	151,471
LSF11 A5 Holdco LLC 6.63%, 10/15/2029 (a)	10,000	9,864
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	70,000	70,748
Lumen Technologies, Inc.:
Series P, 7.60%, 9/15/2039	20,000	21,462
Series U, 7.65%, 3/15/2042	15,000	16,148
Lyft, Inc. 1.50%, 5/15/2025	10,000	13,339
Macy's Retail Holdings LLC:
4.50%, 12/15/2034	15,000	14,876
5.88%, 4/1/2029 (a)	130,000	138,432
MGM Resorts International 6.75%, 5/1/2025	10,000	10,490
Micron Technology, Inc. 3.37%, 11/1/2041	105,000	107,829
MicroStrategy, Inc. 6.13%, 6/15/2028 (a)	20,000	20,087
Middleby Corp. 1.00%, 9/1/2025	8,000	12,825
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	70,000	70,209
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a)	75,000	76,589
MongoDB, Inc. 0.25%, 1/15/2026	7,000	17,858
Moody's Corp. 2.00%, 8/19/2031	95,000	92,534
Morgan Stanley SOFR + 1.36%, 2.48%, 9/16/2036 (b)	155,000	149,198
MSCI, Inc. 4.00%, 11/15/2029 (a)	175,000	182,945
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	145,000	146,904

See accompanying notes to financial statements.
24

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Murphy Oil Corp.:
5.88%, 12/1/2027	$ 30,000	$ 30,963
6.38%, 7/15/2028	105,000	111,741
Murphy Oil USA, Inc. 3.75%, 2/15/2031 (a)	40,000	39,754
Navient Corp. Series MTN, 5.63%, 8/1/2033	20,000	19,044
Nestle Holdings, Inc. 2.50%, 9/14/2041 (a)	155,000	152,292
Netflix, Inc.:
4.88%, 6/15/2030 (a)	190,000	221,656
6.38%, 5/15/2029	10,000	12,464
NextEra Energy Operating Partners L.P. 4.50%, 9/15/2027 (a)	150,000	161,742
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	140,000	147,928
NortonLifeLock, Inc. 2.00%, 8/15/2022 (a)	10,000	12,962
NRG Energy, Inc. 5.25%, 6/15/2029 (a)	165,000	176,652
Nutanix, Inc. Zero Coupon, 1/15/2023	12,000	12,170
Olin Corp. 5.00%, 2/1/2030	100,000	105,335
ON Semiconductor Corp. Zero Coupon, 5/1/2027 (a)	20,000	29,286
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 7.25%, 2/1/2028 (a)	15,000	16,116
Park River Holdings, Inc. 5.63%, 2/1/2029 (a)	40,000	38,279
Patterson-UTI Energy, Inc. 5.15%, 11/15/2029	80,000	81,211
Pegasystems, Inc. 0.75%, 3/1/2025	10,000	10,580
Penn Virginia Escrow LLC 9.25%, 8/15/2026 (a)	70,000	72,866
Phillips 66 3.30%, 3/15/2052	70,000	70,174
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	75,000	78,040
Pilgrim's Pride Corp. 4.25%, 4/15/2031 (a)	160,000	168,147
Pioneer Natural Resources Co. 0.25%, 5/15/2025	10,000	17,889
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	70,000	70,911
PRA Group, Inc. 5.00%, 10/1/2029 (a)	100,000	100,405
Prestige Brands, Inc. 3.75%, 4/1/2031 (a)	80,000	77,462
Public Storage 2.25%, 11/9/2031	70,000	70,221
Security Description	Principal Amount	Value
Railworks Holdings L.P./Railworks Rally, Inc. 8.25%, 11/15/2028 (a)	$ 105,000	$ 108,151
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	75,000	76,636
Range Resources Corp. 9.25%, 2/1/2026	90,000	97,087
Raytheon Technologies Corp. 3.13%, 7/1/2050	30,000	30,641
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	60,000	63,305
Rockies Express Pipeline LLC 6.88%, 4/15/2040 (a)	30,000	33,900
RR Donnelley & Sons Co. 6.13%, 11/1/2026 (a)	75,000	82,275
Sammons Financial Group, Inc. 3.35%, 4/16/2031 (a)	125,000	126,785
Seagate HDD Cayman 5.75%, 12/1/2034	115,000	132,564
Sealed Air Corp. 6.88%, 7/15/2033 (a)	70,000	88,993
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a)	30,000	30,561
Snap, Inc. Zero Coupon, 5/1/2027 (a)	10,000	9,801
Spanish Broadcasting System, Inc. 9.75%, 3/1/2026 (a)	70,000	72,214
Splunk, Inc. 1.13%, 9/15/2025	70,000	77,325
SRM Escrow Issuer LLC 6.00%, 11/1/2028 (a)	50,000	53,369
Staples, Inc.:
7.50%, 4/15/2026 (a)	40,000	41,082
10.75%, 4/15/2027 (a)	25,000	23,548
Station Casinos LLC 4.50%, 2/15/2028 (a)	30,000	30,264
Sunnova Energy Corp. 5.88%, 9/1/2026 (a)	70,000	71,422
Switch, Ltd. 4.13%, 6/15/2029 (a)	80,000	82,097
Sylvamo Corp. 7.00%, 9/1/2029 (a)	75,000	78,618
Talen Energy Supply LLC 6.63%, 1/15/2028 (a)	55,000	47,902
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	60,000	60,144
4.00%, 4/15/2029 (a)	75,000	76,471
Tenet Healthcare Corp.:
6.75%, 6/15/2023	125,000	133,742
6.88%, 11/15/2031	35,000	40,009

See accompanying notes to financial statements.
25

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Tenneco, Inc. 7.88%, 1/15/2029 (a)	$ 50,000	$ 54,239
Teradyne, Inc. 1.25%, 12/15/2023	3,000	15,505
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (a)	40,000	43,248
Thermo Fisher Scientific, Inc. 2.80%, 10/15/2041	95,000	95,932
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	70,000	74,513
Union Pacific Corp. 2.95%, 3/10/2052	155,000	157,218
United Rentals North America, Inc. 5.25%, 1/15/2030	185,000	200,283
Univision Communications, Inc. 9.50%, 5/1/2025 (a)	105,000	112,577
Upstart Holdings, Inc. 0.25%, 8/15/2026 (a)	10,000	9,487
Urban One, Inc. 7.38%, 2/1/2028 (a)	70,000	72,154
US Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	75,000	78,481
Vector Group, Ltd. 10.50%, 11/1/2026 (a)	10,000	10,363
Verizon Communications, Inc.:
2.85%, 9/3/2041	45,000	44,432
3.55%, 3/22/2051	100,000	107,758
Viasat, Inc. 5.63%, 9/15/2025 (a)	85,000	85,455
Vishay Intertechnology, Inc. 2.25%, 6/15/2025	10,000	10,356
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	70,000	70,893
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	120,000	120,454
5.63%, 2/15/2027 (a)	60,000	62,039
VMware, Inc. 2.20%, 8/15/2031	155,000	152,351
Warrior Met Coal, Inc. 7.88%, 12/1/2028 (a)	105,000	108,048
Waste Connections, Inc. 2.95%, 1/15/2052	75,000	73,767
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	25,000	24,997
WESCO Distribution, Inc. 7.25%, 6/15/2028 (a)	155,000	170,426
Western Digital Corp. 3.10%, 2/1/2032	15,000	15,108
Western Global Airlines LLC 10.38%, 8/15/2025 (a)	65,000	72,377
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	20,000	20,936
		21,200,316
TOTAL CORPORATE BONDS & NOTES (Cost $25,133,178)		25,063,313
Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 6.7%
37 Capital CLO I Series 2021-1A, Class D, ABS, 3 Month USD LIBOR + 3.52%, 3.72%, 10/15/2034 (a) (b)	$ 250,000	$ 247,292
Aimco CLO 11, Ltd. Series 2020-11A, Class DR, ABS, 3 Month USD LIBOR + 3.00%, 3.12%, 10/17/2034 (a) (b)	250,000	249,624
Canyon Capital CLO, Ltd. Series 2019-2A, Class DR, ABS, 3 Month USD LIBOR + 3.30%, 3.42%, 10/15/2034 (a) (b)	250,000	249,810
CIFC Funding 2021-VII, Ltd. Series 2021-7A, Class D, ABS, 3 Month USD LIBOR + 3.00%, 3.13%, 1/23/2035 (a) (b)	250,000	249,618
Invesco CLO, Ltd. Series 2021-3A, Class D, ABS, 3 Month USD LIBOR + 3.00%, 3.12%, 10/22/2034 (a) (b)	325,000	324,503
Magnetite XVI, Ltd. Series 2015-16A, Class DR, ABS, 3 Month USD LIBOR + 2.15%, 2.27%, 1/18/2028 (a) (b)	250,000	247,078
OHA Credit Funding 4, Ltd. Series 2019-4A, Class DR, ABS, 3 Month USD LIBOR + 3.20%, 3.33%, 10/22/2036 (a) (b)	250,000	250,061
OHA Credit Partners VII, Ltd. Series 2012-7A, Class D1R3, ABS, 3 Month USD LIBOR + 2.90%, 3.06%, 2/20/2034 (a) (b)	315,000	298,998
OneMain Direct Auto Receivables Trust Series 2021-1A, Class A, ABS, 0.87%, 7/14/2028 (a)	600,000	593,220
Point Au Roche Park CLO, Ltd. Series 2021-1A, Class D, ABS, 3 Month USD LIBOR + 2.80%, 2.98%, 7/20/2034 (a) (b)	195,000	186,128
TOTAL ASSET-BACKED SECURITIES (Cost $2,931,075)		2,896,332
Shares
PREFERRED STOCKS — 0.4%
LUXEMBOURG — 0.0% (c)
ArcelorMittal SA, 5.50%	167	12,376

See accompanying notes to financial statements.
26

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
UNITED STATES — 0.4%
AMG Capital Trust II, 5.15%	200	$ 11,738
Bank of America Corp., 7.25%	50	72,270
Broadcom, Inc., 8.00%	8	16,603
Bunge Ltd., 4.88%	100	12,674
Danaher Corp., 5.00%	9	15,644
Elanco Animal Health, Inc., 5.00%	301	13,443
KKR & Co., Inc., 6.00%	150	13,972
Wells Fargo & Co., 7.50%	8	11,924
		168,268
TOTAL PREFERRED STOCKS (Cost $174,725)		180,644
	Principal Amount
SENIOR FLOATING RATE LOANS — 26.0%
ADVERTISING SERVICES — 0.6%
Summer (BC) Holdco B S.a r.l, Senior Secured 2021 USD Term Loan B2, 12/4/2026 (d)	$ 119,700	119,775
Terrier Media Buyer, Inc., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 3.60%, 12/17/2026 (b)	149,246	148,742
		268,517
AIRLINES — 2.1%
AAdvantage Loyalty IP Ltd., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.75%, 5.50%, 4/20/2028 (b)	215,000	223,158
Air Canada, Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50%, 4.25%, 8/11/2028 (b)	90,000	90,048
SkyMiles IP Ltd., Senior Secured 2020 Skymiles Term Loan B, 3 Month USD LIBOR + 3.75%, 4.75%, 10/20/2027 (b)	140,000	148,400
United Airlines, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.50%, 4/21/2028 (b)	423,370	425,847
		887,453
AUTO COMPONENTS — 0.6%
USI, Inc., Senior Secured 2017 Repriced Term Loan, 3 Month USD LIBOR + 3.00%, 3.22%, 5/16/2024 (b)	248,960	247,338
Security Description	Principal Amount	Value
BEVERAGES — 0.2%
City Brewing Company, LLC, Senior Secured Closing Date Term Loan, 3 Month USD LIBOR + 3.50%, 4.25%, 4/5/2028 (b)	$ 104,738	$ 99,806
BROADCAST SERV/PROGRAM — 1.2%
E.W. Scripps Company (The), Senior Secured 2019 Term Loan B2, 5/1/2026 (d)	523,661	523,703
BUILDING PRODUCTS — 0.5%
ACProducts, Inc., Senior Secured 2021 Term Loan B, 6 Month USD LIBOR + 4.25%, 4.75%, 5/17/2028 (b)	119,400	117,908
CP Atlas Buyer, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.25%, 11/23/2027 (b)	104,481	104,167
		222,075
CABLE/SATELLITE TV — 0.3%
UPC Broadband Holding B.V., Senior Secured 2021 EUR Term Loan AY, 6 Month EURIBOR + 3.00%, 3.00%, 1/31/2029 (b)	EUR 130,000	147,106
CHEMICALS — 1.7%
CPC Acquisition Corp., Senior Secured Term Loan, 3 Month USD LIBOR + 3.75%, 4.50%, 12/29/2027 (b)	$ 89,549	88,653
Illuminate Buyer, LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 3.60%, 6/30/2027 (b)	113,655	113,143
Ineos Finance PLC, 11/4/2028 (d)	EUR 90,000	102,434
LSF11 A5 Holdco LLC, Senior Secured Term Loan, 3 Month USD LIBOR + 3.75%, 4.25%, 10/15/2028 (b)	$ 225,000	225,093
Olympus Water US Holding Corp., Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 3.75%, 4.25%, 11/9/2028 (b)	225,000	224,578
		753,901

See accompanying notes to financial statements.
27

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 0.6%
Albion Financing 3 SARL, Senior Secured USD Term Loan, 3 Month USD LIBOR + 5.25%, 5.75%, 8/17/2026 (b)	$ 269,000	$ 270,177
COMMERCIAL SERVICES & SUPPLIES — 0.6%
McGraw-Hill Global Education Holdings, LLC, Senior Secured 2021 Term Loan, 7/28/2028 (d)	150,000	149,555
Prime Security Services Borrower, LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 2.75%, 3.50%, 9/23/2026 (b)	89,549	89,569
		239,124
COMMUNICATIONS EQUIPMENT — 0.7%
CommScope, Inc., Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.35%, 4/6/2026 (b)	298,854	295,555
CONTAINERS & PACKAGING — 0.3%
Graham Packaging Company, Inc., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.00%, 3.75%, 8/4/2027 (b)	119,399	119,230
DIVERSIFIED CONSUMER SERVICES — 0.2%
Ascend Learning, LLC, Senior Secured 2021 Term Loan, 12/11/2028 (d)	95,173	95,154
DIVERSIFIED FINANCIAL SERVICES — 1.5%
DirecTV Financing, LLC, Senior Secured Term Loan, 3 Month USD LIBOR + 5.00%, 5.75%, 8/2/2027 (b)	659,812	661,271
ELECTRICAL EQUIPMENT — 0.3%
Gates Global, LLC, Senior Secured 2021 Term Loan B3, 1 Month USD LIBOR + 2.50%, 3.25%, 3/31/2027 (b)	119,397	119,285
ENERGY EQUIPMENT & SERVICES — 0.9%
Carnival Corporation, Senior Secured USD Term Loan B, 3 Month USD LIBOR + 3.00%, 3.75%, 6/30/2025 (b)	393,736	391,275
Security Description	Principal Amount	Value
ENERGY-ALTERNATE SOURCES — 0.3%
Array Technologies, Inc., Senior Secured Term Loan B, 3 Month USD LIBOR + 3.25%, 3.75%, 10/14/2027 (b)	$ 119,607	$ 118,635
FINANCE-CREDIT CARD — 0.3%
Paysafe Group Holdings II Limited, Senior Secured USD Term Loan B1, 1 Month USD LIBOR + 2.75%, 3.25%, 6/28/2028 (b)	119,400	116,378
HEALTH CARE PROVIDERS & SERVICES — 2.1%
Agiliti Health, Inc, Senior Secured 2020 Incremental Term Loan, 3 Month USD LIBOR + 2.75%, 3.50%, 1/4/2026 (b)	105,000	104,738
CHG Healthcare Services, Inc., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.50%, 4.00%, 9/29/2028 (b)	299,250	299,661
Medline Industries, Inc., 10/23/2028 (d)	500,000	500,452
		904,851
HOTELS, RESTAURANTS & LEISURE — 0.9%
Caesars Resort Collection, LLC, Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 2.75%, 2.85%, 12/23/2024 (b)	398,961	397,403
INSURANCE — 1.1%
Amynta Agency Borrower Inc., Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 4.60%, 2/28/2025 (b)	104,729	104,533
Sedgwick Claims Management Services, Inc., Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.35%, 12/31/2025 (b)	383,780	381,262
		485,795
INTERNET & CATALOG RETAIL — 0.9%
Uber Technologies, Inc., Senior Secured 2021 1st Lien Term Loan B, 4/4/2025 (d)	398,966	399,687

See accompanying notes to financial statements.
28

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
INTERNET & TELECOM — 0.2%
Arches Buyer, Inc., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.75%, 12/6/2027 (b)	$ 104,472	$ 103,911
IT SERVICES — 0.9%
Conduent Business Services, LLC, Senior Secured 2021 Term Loan B, 10/16/2028 (d)	177,000	177,066
CoreLogic, Inc., Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 4.00%, 6/2/2028 (b)	194,513	194,610
		371,676
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Avantor Funding, Inc., Senior Secured 2021 Term Loan B5, 1 Month USD LIBOR + 2.25%, 2.75%, 11/8/2027 (b)	46,883	46,917
MACHINERY-CONSTRUCTION & MINING — 0.3%
Clear Channel Outdoor Holdings, Inc., Senior Secured Term Loan B, 8/21/2026 (d)	119,389	117,909
MACHINERY-FARM — 0.3%
ASP Blade Holdings, Inc., Senior Secured Initial Term Loan, 1 Month USD LIBOR + 4.00%, 4.50%, 10/13/2028 (b)	113,000	113,141
MEDIA — 0.6%
MH Sub I, LLC, Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 3.60%, 9/13/2024 (b)	278,999	278,006
PHARMACEUTICALS — 0.2%
Jazz Financing Lux SARL, Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.50%, 4.00%, 5/5/2028 (b)	104,475	104,991
PROFESSIONAL SERVICES — 1.1%
Dun & Bradstreet Corporation (The), Senior Secured Term Loan, 1 Month USD LIBOR + 3.25%, 3.35%, 2/6/2026 (b)	344,131	343,149
Proofpoint, Inc., Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 3.75%, 8/31/2028 (b)	135,000	134,652
		477,801
Security Description	Principal Amount	Value
RETAIL-BUILDING PRODUCTS — 0.4%
LBM Acquisition LLC, Senior Secured Term Loan B, 12/17/2027 (d)	$ 104,475	$ 103,699
Park River Holdings, Inc., Senior Secured Term Loan, 12/28/2027 (d)	89,774	89,073
		192,772
RETAIL-RESTAURANTS — 0.5%
IRB Holding Corp., Senior Secured 2020 Term Loan B, 6 Month USD LIBOR + 2.75%, 3.75%, 2/5/2025 (b)	193,992	193,937
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
MKS Instruments, Inc., Senior Secured 2021 USD Term Loan, 10/21/2028 (d)	219,000	218,808
SOFTWARE — 1.5%
Camelot U.S. Acquisition 1 Co., Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 3.10%, 10/30/2026 (b)	224,124	222,863
Quest Software US Holdings, Inc., Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 4.38%, 5/16/2025 (b)	224,421	224,507
RealPage, Inc., Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 3.75%, 4/24/2028 (b)	89,775	89,621
Sabre GLBL, Inc.:
Senior Secured 2021 Term Loan B1, 1 Month USD LIBOR + 3.50%, 4.00%, 12/17/2027 (b)	46,028	45,511
Senior Secured 2021 Term Loan B2, 1 Month USD LIBOR + 3.50%, 4.00%, 12/17/2027 (b)	73,372	72,546
		655,048
SPECIALTY RETAIL — 1.0%
At Home Group, Inc., Senior Secured Term Loan B, 3 Month USD LIBOR + 4.25%, 4.75%, 7/24/2028 (b)	75,000	75,122
Michaels Companies, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.25%, 5.00%, 4/15/2028 (b)	208,950	207,420

See accompanying notes to financial statements.
29

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Restoration Hardware, Inc., Senior Secured Term Loan B, 10/20/2028 (d)	$ 128,677	$ 128,580
		411,122
TRANSPORTATION INFRASTRUCTURE — 0.2%
First Student Bidco, Inc.:
Senior Secured Term Loan B, 7/21/2028 (d)	76,691	76,468
Senior Secured Term Loan C, 7/21/2028 (d)	28,309	28,226
		104,694
WEB HOSTING/DESIGN — 0.3%
Endure Digital, Inc., Senior Secured Term Loan, 3 Month USD LIBOR + 3.50%, 4.25%, 2/10/2028 (b)	119,400	118,561
TOTAL SENIOR FLOATING RATE LOANS (Cost $11,301,172)		11,273,013
Shares
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 4.5%
UNITED STATES — 4.5%
SPDR Blackstone Senior Loan ETF, (e)	42,135	1,922,620
Principal Amount
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.2%
COMM Mortgage Trust Series 2012-CR3, Class B, 3.92%, 10/15/2045 (a) (Cost $98,788)	$ 100,000	99,501

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 9.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (f) (g) (Cost $4,129,348)	4,129,348	$ 4,129,348
TOTAL INVESTMENTS — 105.2% (Cost $45,708,877)		45,564,771
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(2,264,441)
NET ASSETS — 100.0%		$ 43,300,330
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 40.0% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Amount is less than 0.05% of net assets.
(d)	Position is unsettled. Contract rate was not determined at December 31, 2021 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(e)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2021.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note
USD	United States Dollar
EUR	Euro

At December 31, 2021, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Commonwealth Bank of Australia Sydney	EUR 89,000	USD 100,187	01/10/2022	$(1,035)
See accompanying notes to financial statements.
30

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	EUR 129,000	USD 146,162	01/06/2022	$ (542)
Total				$(1,577)

During the period ended December 31, 2021, average notional value related toforeign currency exchange contracts was $156,833.
At December 31, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
90 Day Euro Futures (long)	85	12/19/2022	$ 21,102,030	$ 21,027,937	$(74,092)
2 Yr. U.S. Treasury Notes Futures (short)	(34)	03/31/2022	(7,416,441)	(7,417,844)	(1,403)
10 Yr. U.S. Treasury Ultra Futures (long)	15	03/22/2022	2,193,293	2,196,563	3,269
90 Day Euro Futures (short)	(85)	12/16/2024	(20,882,429)	(20,886,625)	(4,196)
Total unrealized appreciation/depreciation on open futures contracts.					$(76,422)

During the period ended December 31, 2021, average notional value related to futures contracts was $9,998,560.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$25,063,313	$—	$25,063,313
Asset-Backed Securities	—	2,896,332	—	2,896,332
Commercial Mortgage Backed Securities	—	99,501	—	99,501
Mutual Funds and Exchange Traded Products	1,922,620	—	—	1,922,620
Preferred Stocks	180,644	—	—	180,644
Senior Floating Rate Loans	—	11,273,013	—	11,273,013
Short-Term Investment	4,129,348	—	—	4,129,348
TOTAL INVESTMENTS	$6,232,612	$39,332,159	$—	$45,564,771
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	3,269	—	—	3,269
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 3,269	$ —	$—	$ 3,269
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$6,235,881	$39,332,159	$—	$45,568,040
See accompanying notes to financial statements.
31

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(b)	$ (1,577)	$ —	$—	$ (1,577)
Futures Contracts(a)	(79,691)	—	—	(79,691)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (81,268)	$ —	$—	$ (81,268)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
(b)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 9/27/2021*	Value at 9/27/2021*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
SPDR Blackstone Senior Loan ETF	—	$—	$ 1,940,590	$ —	$—	$(17,970)	42,135	$1,922,620	$26,986
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	43,397,328	39,267,980	—	—	4,129,348	4,129,348	633
Total		$—	$45,337,918	$39,267,980	$—	$(17,970)		$6,051,968	$27,619
*	Commencement of operations.
See accompanying notes to financial statements.
32

SPDR NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 94.5%
ALABAMA — 1.6%
Southeast Energy Authority, A Cooperative District , General Obligation Series B, VRN, 4.00%, 12/1/2051 (a)	$ 500,000	$ 606,000
CALIFORNIA — 16.8%
Alameda Corridor Transportation Authority Revenue Series B, 5.00%, 10/1/2035 (b)	105,000	124,517
Anaheim Public Financing Authority Revenue ETM, Zero Coupon, 9/1/2036 (b)	320,000	246,815
California Housing Finance Revenue 3.50%, 11/20/2035	178,068	203,123
California, State General Obligation:
5.00%, 8/1/2029	100,000	119,178
5.00%, 8/1/2030	360,000	427,967
5.00%, 9/1/2031	245,000	291,968
5.00%, 8/1/2033	280,000	332,447
Grossmont Union High School District, General Obligation Zero Coupon, 8/1/2028 (b)	120,000	110,887
Los Angeles, CA, Unified School District, General Obligation Series A, 5.00%, 7/1/2029	1,000,000	1,291,945
Municipal Improvement Corp. of Los Angeles, Revenue Series A, 1.45%, 11/1/2027	540,000	530,517
Norman Y Mineta San Jose International Airport SJC Revenue:
Series A, AMT, 5.00%, 3/1/2025	170,000	186,099
Series A, AMT, 5.00%, 3/1/2037	210,000	249,040
Palomar Health Series A, Zero Coupon, 8/1/2027 (b)	100,000	92,357
Peralta Community College District, General Obligation Series A, 5.00%, 8/1/2026	150,000	166,742
Sacramento City Financing Authority Revenue 5.00%, 12/1/2026 (b)	190,000	222,833
San Diego County Regional Airport Authority Revenue:
Series B, AMT, 4.00%, 7/1/2051	155,000	179,653
Series B, AMT, 4.00%, 7/1/2056	165,000	189,866
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue Series A, 5.00%, 4/1/2032	155,000	182,568
San Diego Public Facilities Financing Authority Revenue Series A, 5.00%, 5/15/2032	155,000	183,544
Security Description	Principal Amount	Value
San Francisco City & County Airport Comm-San Francisco International Airport Revenue Series H, 5.00%, 5/1/2028	$ 175,000	$ 216,598
San Mateo Foster City Public Financing Authority Revenue Series B, 5.00%, 8/1/2025	330,000	382,917
University of California, Revenue Series BI, 1.37%, 5/15/2028	595,000	578,933
		6,510,514
COLORADO — 2.4%
City & County of Denver Co. Airport System Revenue Series B2, AMT, VRN, 5.00%, 11/15/2031 (a)	400,000	464,579
Denver Convention Center Hotel Authority Revenue 5.00%, 12/1/2030	400,000	465,306
		929,885
CONNECTICUT — 1.2%
Connecticut, State Health & Educational Facility Authority Revenue Series A, 5.00%, 7/1/2027	120,000	133,397
South Central Connecticut Regional Water Authority Revenue Series B, 5.00%, 8/1/2037	125,000	147,858
State of Connecticut Revenue Series B, 5.00%, 2/15/2028	150,000	186,625
		467,880
FLORIDA — 4.7%
County of Miami-Dade FL Aviation Revenue Series A, AMT, 5.00%, 10/1/2029	210,000	233,943
Miami-Dade County, FL, General Obligation Series A, 5.00%, 7/1/2029	245,000	291,613
State of Florida Revenue Series B, 5.00%, 6/1/2029	1,000,000	1,289,568
		1,815,124
GEORGIA — 3.3%
Georgia, State General Obligation Series A, 5.00%, 7/1/2028	1,000,000	1,266,170
GUAM — 1.0%
Territory of Guam Revenue Series A, 5.00%, 11/1/2035	300,000	379,014
ILLINOIS — 8.3%
Chicago Board of Education, General Obligation:
5.00%, 12/1/2035	300,000	375,457
Series A, 5.00%, 12/1/2036	300,000	374,982
Chicago Transit Authority Capital Grant Receipts Revenue 5.00%, 6/1/2024	150,000	165,835

See accompanying notes to financial statements.
33

SPDR NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Chicago, IL, O'Hare International Airport Revenue Series B, 5.00%, 1/1/2029	$ 160,000	$ 180,440
Northern Illinois Municipal Power Agency Revenue Series A, 5.00%, 12/1/2029	360,000	432,311
State of Illinois Revenue:
4.00%, 3/1/2038	730,000	851,611
5.00%, 12/1/2031	150,000	180,046
State of Illinois Sales Tax Revenue 5.00%, 6/15/2026	565,000	664,859
		3,225,541
KENTUCKY — 0.3%
Kentucky, Economic Development Finance Authority Revenue Series A, 4.25%, 7/1/2035	100,000	108,811
MARYLAND — 3.6%
State of Maryland Department of Transportation Revenue:
AMT, 5.00%, 8/1/2027	250,000	303,467
AMT, 5.00%, 8/1/2028	400,000	496,826
AMT, 5.00%, 8/1/2030	200,000	257,797
AMT, 5.00%, 8/1/2031	250,000	328,680
		1,386,770
MASSACHUSETTS — 0.2%
Massachusetts Development Finance Agency Revenue VRN, 0.45%, 7/1/2041 (a)	90,000	89,527
MICHIGAN — 0.4%
Michigan, State Finance Authority Revenue 5.00%, 11/1/2034	110,000	137,678
MINNESOTA — 3.6%
Metropolitan Council, Minneapolis-Saint Paul, MN, Metropolitan Area, General Obligation Series C, 5.00%, 12/1/2028	1,000,000	1,273,326
State of Mississippi, General Obligation Series A, 5.00%, 8/1/2035	100,000	125,467
		1,398,793
MISSISSIPPI — 0.3%
State of Mississippi Revenue 5.00%, 10/15/2028	100,000	115,584
MISSOURI — 0.3%
City of State Louis MO Airport Revenue 5.00%, 7/1/2029	100,000	127,370
NEW JERSEY — 4.0%
New Jersey Economic Development Authority Revenue 5.00%, 6/15/2031	1,000,000	1,265,984
Security Description	Principal Amount	Value
New Jersey Transportation Trust Fund Authority Revenue Series A, 5.00%, 6/15/2025	$ 245,000	$ 280,466
		1,546,450
NEW YORK — 15.5%
City of New York NY, General Obligation 4.00%, 8/1/2037	1,000,000	1,209,762
New York City Transitional Finance Authority Future Tax Secured Revenue 5.00%, 8/1/2025	300,000	347,527
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 8/1/2027	120,000	133,852
Series A-1, 5.00%, 11/1/2023	330,000	358,372
New York, State Dormitory Authority Revenue, State Supported Debt:
4.00%, 10/1/2025 (b)	850,000	958,142
Series B-GRP B, 5.00%, 2/15/2034	300,000	339,638
Series E, 5.25%, 3/15/2033	400,000	467,032
New York, State Environmental Facilities Corp., Revenue 5.00%, 6/15/2025	565,000	652,459
New York, State Urban Development Corp., Revenue Series A, 5.00%, 3/15/2026	1,000,000	1,186,018
Triborough Bridge & Tunnel Authority Revenue:
Series A, 5.00%, 11/1/2025	85,000	99,057
Series C-3, 4.00%, 5/15/2051	200,000	237,226
		5,989,085
NORTH CAROLINA — 0.4%
North Carolina, State Revenue Series B, 5.00%, 5/1/2027	120,000	147,002
OHIO — 2.8%
State of Ohio Revenue 5.00%, 1/1/2029	850,000	1,078,553
OREGON — 3.5%
Medford Hospital Facilities Authority Revenue Series A, 5.00%, 8/15/2032	900,000	1,162,908
Oregon, State General Obligation 1.02%, 5/1/2026	185,000	181,737
		1,344,645
PENNSYLVANIA — 2.9%
City of Philadelphia PA Airport Revenue Series B, AMT, 5.00%, 7/1/2032	750,000	900,301
Pennsylvania Economic Development Financing Authority Revenue Series A, 5.00%, 2/1/2025	100,000	111,516

See accompanying notes to financial statements.
34

SPDR NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Pennsylvania, State General Obligation 5.00%, 3/15/2027	$ 100,000	$ 114,114
		1,125,931
TENNESSEE — 1.4%
New Memphis Arena Public Building Authority Revenue 4.00%, 4/1/2030	530,000	553,567
TEXAS — 7.5%
Fort Bend, TX, Independent School District, General Obligation Series E, 5.00%, 2/15/2027	1,000,000	1,215,496
Houston of Harris County, TX, Port Authority General Obligation Series A, AMT, 5.00%, 10/1/2027	260,000	320,783
Lake Houston Redevelopment Authority Revenue 3.00%, 9/1/2034	375,000	394,273
New Hope, Cultural Education Facilities Corp. Revenue Series A-1, 5.50%, 1/1/2057	320,000	325,669
Plano, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2027	215,000	253,961
Texas, State General Obligation 5.00%, 8/1/2026	250,000	279,406
University of Texas, Revenue 5.00%, 8/15/2027	100,000	123,652
		2,913,240
UTAH — 2.0%
Vineyard Redevelopment Agency:
5.00%, 5/1/2024 (b)	350,000	386,252
5.00%, 5/1/2027 (b)	325,000	392,830
		779,082
VIRGINIA — 1.8%
Hampton Roads Transportation Accountability Commission Revenue Series A, 5.00%, 7/1/2026	575,000	686,086
WASHINGTON — 0.5%
Washington, State General Obligation 5.00%, 8/1/2029	150,000	179,065
WISCONSIN — 4.2%
Wisconsin Health & Educational Facilities Authority Revenue:
5.00%, 10/15/2027	350,000	429,807
Security Description	Principal Amount	Value
5.00%, 10/15/2028	$ 850,000	$ 1,070,063
Wisconsin, State General Obligation Series 2, 5.00%, 11/1/2027	100,000	122,357
		1,622,227
TOTAL MUNICIPAL BONDS & NOTES (Cost $36,709,069)		36,529,594
	Shares
SHORT-TERM INVESTMENT — 4.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c) (d) (Cost $1,743,772)	1,743,772	1,743,772
TOTAL INVESTMENTS — 99.0% (Cost $38,452,841)		38,273,366
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		375,849
NET ASSETS — 100.0%		$ 38,649,215
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	5.4%
Build America Mutual Assurance Company	0.6%
National Public Finance Guaranty Corp.	0.3%
Assured Guaranty Corp.	0.2%
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
AMT	Alternative Minimum Tax
ETM	Escrowed to Maturity
VRN	Variable Rate Note

See accompanying notes to financial statements.
35

SPDR NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$36,529,594	$—	$36,529,594
Short-Term Investment	1,743,772	—	—	1,743,772
TOTAL INVESTMENTS	$1,743,772	$36,529,594	$—	$38,273,366

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,374,817	$1,374,817	$12,405,487	$12,036,532	$—	$—	1,743,772	$1,743,772	$245
See accompanying notes to financial statements.
36

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37

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2021 (Unaudited)

	SPDR SSGA Multi-Asset Real Return ETF	SPDR SSGA Income Allocation ETF	SPDR SSGA Global Allocation ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 44,859,525	$ 7,801,994	$ 11,459,306
Investments in affiliated issuers, at value	144,257,516	117,013,444	348,000,687
Total Investments	189,117,041	124,815,438	359,459,993
Foreign currency, at value	—	—	—
Net cash at broker	—	—	—
Cash	—	—	—
Receivable from broker — accumulated variation margin on futures contracts	—	—	—
Receivable for investments sold	—	—	—
Receivable for fund shares sold	37,132	—	298,027
Dividends receivable — unaffiliated issuers	—	—	—
Dividends receivable — affiliated issuers	36	12	172,789
Interest receivable — unaffiliated issuers	—	—	—
Securities lending income receivable — unaffiliated issuers	207	3,765	4,579
Securities lending income receivable — affiliated issuers	5,756	10,182	35,782
Receivable for foreign taxes recoverable	—	—	—
TOTAL ASSETS	189,160,172	124,829,397	359,971,170
LIABILITIES
Due to custodian	—	—	—
Payable upon return of securities loaned	6,946,536	6,980,772	72,250,781
Payable for investments purchased	—	—	—
Payable to broker – accumulated variation margin on open futures contracts	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—
Advisory fee payable	—	12,570	29,441
Trustees’ fees and expenses payable	3	223	399
TOTAL LIABILITIES	6,946,539	6,993,565	72,280,621
NET ASSETS	$182,213,633	$ 117,835,832	$287,690,549
NET ASSETS CONSIST OF:
Paid-in Capital	$ 230,611,341	$127,128,360	$241,466,859
Total distributable earnings (loss)	(48,397,708)	(9,292,528)	46,223,690
NET ASSETS	$182,213,633	$ 117,835,832	$287,690,549
NET ASSET VALUE PER SHARE
Net asset value per share	$ 27.03	$ 35.39	$ 46.03
Shares outstanding (unlimited amount authorized, no par value)	6,740,000	3,330,000	6,250,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 53,630,694	$ 7,813,561	$ 12,158,660
Investments in affiliated issuers	137,459,450	115,850,937	306,453,095
Total cost of investments	$191,090,144	$123,664,498	$ 318,611,755
Foreign currency, at cost	$ —	$ —	$ —
* Includes investments in securities on loan, at value	$ 6,754,679	$ 9,182,534	$ 78,194,014
See accompanying notes to financial statements.
38

SPDR SSGA Ultra Short Term Bond ETF	SPDR Loomis Sayles Opportunistic Bond ETF	SPDR Nuveen Municipal Bond ETF

$360,373,189	$39,512,803	$36,529,594
83,418,920	6,051,968	1,743,772
443,792,109	45,564,771	38,273,366
—	102,042	—
58,798	198,956	—
—	770	—
1,594	—	—
5,044,012	164,786	—
—	—	—
—	1,040	389,447
1,666	109	42
627,711	348,571	—
—	—	—
—	—	—
—	1,367	—
449,525,890	46,382,412	38,662,855

795,627	—	—
—	—	—
1,190,744	2,983,874	—
—	76,422	—
—	1,577	—
77,014	20,192	13,588
158	17	52
2,063,543	3,082,082	13,640
$447,462,347	$43,300,330	$38,649,215

$448,729,284	$43,564,634	$38,963,570
(1,266,937)	(264,304)	(314,355)
$447,462,347	$43,300,330	$38,649,215

$ 40.31	$ 29.86	$ 29.73
11,100,000	1,450,000	1,300,000

$360,865,965	$39,638,939	$36,709,069
83,418,920	6,069,938	1,743,772
$444,284,885	$45,708,877	$38,452,841
$ —	$ 102,042	$ —
$ —	$ —	$ —
39

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2021 (Unaudited)

	SPDR SSGA Multi-Asset Real Return ETF	SPDR SSGA Income Allocation ETF	SPDR SSGA Global Allocation ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ —	$ —	$ —
Dividend income — unaffiliated issuers	15,439,724	265,057	3,115,739
Dividend income — affiliated issuers	2,763,521	2,153,433	3,860,784
Unaffiliated securities lending income	49,183	24,781	20,538
Affiliated securities lending income	28,555	71,916	150,056
TOTAL INVESTMENT INCOME (LOSS)	18,280,983	2,515,187	7,147,117
EXPENSES
Advisory fee	57,583	77,391	240,334
Trustees’ fees and expenses	572	718	1,611
Miscellaneous expenses	2	1	4
TOTAL EXPENSES	58,157	78,110	241,949
NET INVESTMENT INCOME (LOSS)	$ 18,222,826	$ 2,437,077	$ 6,905,168
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,528,223)	(25,932)	(276,702)
Investments — affiliated issuers	(445,493)	(63,319)	7,671,906
In-kind redemptions — unaffiliated issuers	1,181,269	301,169	128,678
In-kind redemptions — affiliated issuers	1,562,229	1,120,075	3,898,967
Forward foreign currency exchange contracts	—	—	—
Foreign currency transactions	—	—	—
Futures contracts	—	—	—
Net realized gain (loss)	769,782	1,331,993	11,422,849
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(12,754,472)	(503,147)	(2,181,450)
Investments — affiliated issuers	2,248,570	(1,925,193)	(7,111,529)
Forward foreign currency exchange contracts	—	—	—
Foreign currency translations	—	—	—
Futures contracts	—	—	—
Net change in unrealized appreciation/depreciation	(10,505,902)	(2,428,340)	(9,292,979)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(9,736,120)	(1,096,347)	2,129,870
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 8,486,706	$ 1,340,730	$ 9,035,038
See accompanying notes to financial statements.
40

SPDR SSGA Ultra Short Term Bond ETF	SPDR Loomis Sayles Opportunistic Bond ETF(a)	SPDR Nuveen Municipal Bond ETF

$ 1,420,144	$ 287,747	(91,944)
—	2,661	283,347
8,434	27,619	245
—	—	—
—	—	—
1,428,578	318,027	191,648

444,669	59,610	89,245
1,968	81	273
6	—	—
446,643	59,691	89,518
$ 981,935	$ 258,336	$ 102,130

(335,241)	(77,396)	85,443
—	—	—
—	—	5,816
—	—	—
—	(6,948)	—
—	11,391	—
139,608	10,779	—
(195,633)	(62,174)	91,259

(1,349,036)	(126,136)	(189,685)
—	(17,970)	—
—	(1,577)	—
—	1,577	—
1,564	(76,951)	—
(1,347,472)	(221,057)	(189,685)
(1,543,105)	(283,231)	(98,426)
$ (561,170)	$ (24,895)	$ 3,704
(a)	For the period September 27, 2021 (commencement of operations) through December 31, 2021.
41

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR SSGA Multi-Asset Real Return ETF		SPDR SSGA Income Allocation ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 18,222,826	$ 1,767,722	$ 2,437,077	$ 4,611,865
Net realized gain (loss)	769,782	(1,841,123)	1,331,993	5,224,138
Net change in unrealized appreciation/depreciation	(10,505,902)	19,933,207	(2,428,340)	12,676,226
Net increase (decrease) in net assets resulting from operations	8,486,706	19,859,806	1,340,730	22,512,229
Net equalization credits and charges	2,054,666	54,735	(3,724)	149,449
Distributions to shareholders	(20,015,187)	(1,750,442)	(2,183,678)	(4,629,430)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	79,250,204	67,513,380	14,645,106	73,221,393
Cost of shares redeemed	(15,884,632)	(9,014,313)	(21,004,866)	(92,104,724)
Net income equalization	(2,054,666)	(54,735)	3,724	(149,449)
Other Capital	18,255	—	—	—
Net increase (decrease) in net assets from beneficial interest transactions	61,329,161	58,444,332	(6,356,036)	(19,032,780)
Net increase (decrease) in net assets during the period	51,855,346	76,608,431	(7,202,708)	(1,000,532)
Net assets at beginning of period	130,358,287	53,749,856	125,038,540	126,039,072
NET ASSETS AT END OF PERIOD	$182,213,633	$130,358,287	$ 117,835,832	$125,038,540
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,720,000	2,420,000	410,000	2,120,000
Shares redeemed	(550,000)	(380,000)	(590,000)	(2,760,000)
Net increase (decrease) from share transactions	2,170,000	2,040,000	(180,000)	(640,000)
See accompanying notes to financial statements.
42

SPDR SSGA Global Allocation ETF		SPDR SSGA Ultra Short Term Bond ETF		SPDR Loomis Sayles Opportunistic Bond ETF
Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	For the Period 9/27/21*- 12/31/21 (Unaudited)

$ 6,905,168	$ 5,634,070	$ 981,935	$ 2,186,346	$ 258,336
11,422,849	16,141,140	(195,633)	478,164	(62,174)
(9,292,979)	40,475,117	(1,347,472)	1,451,941	(221,057)
9,035,038	62,250,327	(561,170)	4,116,451	(24,895)
7,763	(16,635)	3,894	31,941	6,664
(9,049,638)	(5,588,244)	(1,208,398)	(2,605,083)	(239,409)

22,758,235	23,982,836	113,126,245	130,443,856	43,477,679
(17,742,764)	(35,804,943)	(66,545,344)	(28,304,057)	—
(7,763)	16,635	(3,894)	(31,941)	(6,664)
—	—	47,551	44,894	86,955
5,007,708	(11,805,472)	46,624,558	102,152,752	43,557,970
5,000,871	44,839,976	44,858,884	103,696,061	43,300,330
282,689,678	237,849,702	402,603,463	298,907,402	—
$287,690,549	$282,689,678	$447,462,347	$402,603,463	$43,300,330

490,000	550,000	2,800,000	3,225,000	1,450,000
(380,000)	(860,000)	(1,650,000)	(700,000)	—
110,000	(310,000)	1,150,000	2,525,000	1,450,000
*	Commencement of operations.
43

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Nuveen Municipal Bond ETF
	Six Months Ended 12/31/21 (Unaudited)	For the Period 2/3/21*- 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 102,130	$ 91,974
Net realized gain (loss)	91,259	252,383
Net change in unrealized appreciation/depreciation	(189,685)	10,210
Net increase (decrease) in net assets resulting from operations	3,704	354,567
Net equalization credits and charges	(850)	2,273
Distributions to shareholders	(526,510)	(140,300)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	—	44,904,991
Cost of shares redeemed	(5,992,142)	—
Net income equalization	850	(2,273)
Other Capital	—	44,905
Net increase (decrease) in net assets from beneficial interest transactions	(5,991,292)	44,947,623
Net increase (decrease) in net assets during the period	(6,514,948)	45,164,163
Net assets at beginning of period	45,164,163	—
NET ASSETS AT END OF PERIOD	$38,649,215	$45,164,163
SHARES OF BENEFICIAL INTEREST:
Shares redeemed	(200,000)	—
Net increase (decrease) from share transactions	(200,000)	1,500,000
*	Commencement of operations.
See accompanying notes to financial statements.
44

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR SSGA Multi-Asset Real Return ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 28.52	$ 21.25	$ 25.18	$ 26.62	$ 23.97	$ 24.38
Income (loss) from investment operations:
Net investment income (loss) (b)	3.41	0.65	0.78	0.69	0.53	0.56
Net realized and unrealized gain (loss) (c)	(2.25)	7.15	(3.89)	(1.43)	2.64	(0.44)
Total from investment operations	1.16	7.80	(3.11)	(0.74)	3.17	0.12
Net equalization credits and charges (b)	0.38	0.02	(0.02)	0.00(d)	(0.00)(d)	0.01
Other capital	0.00(d)	—	—	—	—	—
Distributions to shareholders from:
Net investment income	(3.03)	(0.55)	(0.80)	(0.70)	(0.52)	(0.54)
Net asset value, end of period	$ 27.03	$ 28.52	$ 21.25	$ 25.18	$ 26.62	$ 23.97
Total return (e)	5.40%	37.12%	(12.71)%	(2.71)%	13.26%	0.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$182,214	$130,358	$53,750	$112,792	$143,742	$115,075
Ratios to average net assets:
Total expenses (f)	0.07%(g)	0.08%	0.08%	0.12%	0.22%	0.22%
Net investment income (loss)	23.27%(g)	2.56%	3.30%	2.76%	2.04%	2.28%
Portfolio turnover rate	19%(h)	49%	30%	28%	44%	46%(i)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Does not include expenses of the Underlying Funds in which the Fund invests.
(g)	Annualized.
(h)	Not annualized.
(i)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
45

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Income Allocation ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 35.62	$ 30.37	$ 33.32	$ 32.42	$ 32.33	$ 31.23
Income (loss) from investment operations:
Net investment income (loss) (b)	0.75	1.35	1.43	1.53	1.02	1.10
Net realized and unrealized gain (loss) (c)	(0.31)	5.18	(2.95)	0.91	0.09	0.98
Total from investment operations	0.44	6.53	(1.52)	2.44	1.11	2.08
Net equalization credits and charges (b)	(0.00)(d)	0.04	0.03	0.03	(0.01)	(0.01)
Other capital (b)	—	—	—	0.00(d)	—	—
Distributions to shareholders from:
Net investment income	(0.67)	(1.32)	(1.46)	(1.57)	(1.01)	(0.97)
Net asset value, end of period	$ 35.39	$ 35.62	$ 30.37	$ 33.32	$ 32.42	$ 32.33
Total return (e)	1.23%	21.90%	(4.56)%	7.93%	3.34%	6.78%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$117,836	$125,039	$126,039	$104,613	$92,389	$95,376
Ratios to average net assets:
Total expenses (f)	0.13%(g)	0.16%	0.18%	0.18%	0.39%	0.37%
Net investment income (loss)	4.16%(g)	4.02%	4.41%	4.71%	3.07%	3.49%
Portfolio turnover rate	12%(h)	60%	38%	71%	29%	47%(i)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Does not include expenses of the Underlying Funds in which the Fund invests.
(g)	Annualized.
(h)	Not annualized.
(i)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
46

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Global Allocation ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 46.04	$ 36.88	$ 38.33	$ 37.72	$ 35.52	$ 33.35
Income (loss) from investment operations:
Net investment income (loss) (b)	1.12	0.91	1.07	1.03	0.81	0.99
Net realized and unrealized gain (loss) (c)	0.35	9.16	(1.44)	0.57	2.18	2.03
Total from investment operations	1.47	10.07	(0.37)	1.60	2.99	3.02
Net equalization credits and charges (b)	0.00(d)	(0.00)(d)	0.00(d)	0.01	0.01	0.00(d)
Other capital (b)	—	—	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(1.13)	(0.91)	(1.08)	(1.00)	(0.80)	(0.85)
Net realized gains	(0.35)	—	—	—	—	—
Total distributions	(1.48)	(0.91)	(1.08)	(1.00)	(0.80)	(0.85)
Net asset value, end of period	$ 46.03	$ 46.04	$ 36.88	$ 38.33	$ 37.72	$ 35.52
Total return (e)	3.18%	27.51%	(1.00)%	4.37%	8.46%	9.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$287,691	$282,690	$237,850	$255,687	$248,929	$207,780
Ratios to average net assets:
Total expenses (f)	0.17%(g)	0.17%	0.09%	0.15%	0.20%	0.20%
Net expenses	0.17%(g)	0.17%	0.09%	0.15%	0.09%	0.01%
Net investment income (loss)	4.76%(g)	2.16%	2.84%	2.76%	2.14%	2.91%
Portfolio turnover rate (h)	57%(i)	110%	94%	71%	43%	90%(j)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Does not include expenses of the Underlying Funds in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
(j)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
47

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Ultra Short Term Bond ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 40.46	$ 40.26	$ 40.41	$ 40.27	$ 40.26	$ 40.06
Income (loss) from investment operations:
Net investment income (loss) (b)	0.09	0.27	0.81	1.02	0.68	0.44
Net realized and unrealized gain (loss) (c)	(0.13)	0.25	(0.11)	0.04	(0.14)	0.13
Total from investment operations	(0.04)	0.52	0.70	1.06	0.54	0.57
Net equalization credits and charges (b)	0.00(d)	0.00(d)	0.02	0.03	0.04	(0.00)(d)
Other capital (b)	0.00(d)	0.01	0.03	0.02	0.06	0.05
Distributions to shareholders from:
Net investment income	(0.11)	(0.33)	(0.90)	(0.97)	(0.63)	(0.42)
Total distributions	(0.11)	(0.33)	(0.90)	(0.97)	(0.63)	(0.42)
Net asset value, end of period	$ 40.31	$ 40.46	$ 40.26	$ 40.41	$ 40.27	$ 40.26
Total return (e)	(0.10)%	1.34%	1.86%	2.79%	1.60%	1.53%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$447,462	$402,603	$298,907	$167,719	$50,344	$18,117
Ratios to average net assets:
Total expenses	0.20%(f)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	0.44%(f)	0.67%	2.02%	2.54%	1.70%	1.09%
Portfolio turnover rate	41%(g)	76%	71%	100%	76%	83%(h)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Not annualized.
(h)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
48

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR Loomis Sayles Opportunistic Bond ETF
For the Period 9/27/2021*- 12/31/21 (Unaudited)
Net asset value, beginning of period	$ 30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.19
Net realized and unrealized gain (loss) (b)	(0.56)
Total from investment operations	(0.37)
Net equalization credits and charges (a)	0.00(c)
Other capital (a)	0.06
Distributions to shareholders from:
Net investment income	0.17
Net asset value, end of period	$ 29.86
Total return (d)	0.09%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$43,300
Ratios to average net assets:
Total expenses	0.55%(e)
Net investment income (loss)	2.36%(e)
Portfolio turnover rate (f)	39%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.00005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
49

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Municipal Bond ETF
	Six Months Ended 12/31/21 (Unaudited)	For the Period 2/3/21*- 6/30/21
Net asset value, beginning of period	$ 30.11	$ 30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.07	0.07
Net realized and unrealized gain (loss) (b)	(0.07)	0.11
Total from investment operations	0.00	0.18
Net equalization credits and charges (a)	(0.00)(c)	0.00(c)
Other capital (a)	—	0.03
Distributions to shareholders from:
Net investment income	(0.16)	(0.10)
Net realized gains	(0.22)	—
Total distributions	(0.38)	—
Net asset value, end of period	$ 29.73	$ 30.11
Total return (d)	0.01%	0.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$38,649	$45,164
Ratios to average net assets:
Total expenses	0.40%(e)	0.40%(e)
Net investment income (loss)	0.46%(e)	0.57%(e)
Portfolio turnover rate (f)	35%(g)	51%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
50

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2021 (Unaudited)

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of twelve (12) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
SPDR SSGA Ultra Short Term Bond ETF
SPDR Loomis Sayles Opportunistic Bond ETF
SPDR Nuveen Municipal Bond ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exception of SPDR SSGA Ultra Short Term Bond ETF and SPDR Nuveen Municipal Bond ETF, which is a non-diversified investment company.
The SPDR Loomis Sayles Opportunistic Bond ETF commenced operations September 27, 2021.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value
51

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

(“NAV”) per share or unit.
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•   Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•   Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2021, is disclosed in each Fund’s respective Schedule of Investments.
52

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gain on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2021, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income are declared and paid quarterly for SPDR SSGA Multi-Asset Real Return ETF, SPDR SSGA Income Allocation ETF and SPDR SSGA Global Allocation ETF and declared and paid monthly for SPDR SSGA Ultra Short Term Bond ETF, SPDR Loomis Sayles Opportunistic Bond ETF and SPDR Nuveen Municipal Bond ETF.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
53

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

3.    Securities and Other Investments
Loan Agreements
The SPDR Loomis Sayles Opportunistic Bond ETF invests in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
4.    Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Funds' investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, a Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended December 31, 2021, SPDR Loomis Sayles Opportunistic Bond ETF entered into forward foreign currency exchange contracts to reduce the currency deviation of the Fund versus the Index.
Futures Contracts
Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2021, the SPDR SSGA Ultra Short Term Bond ETF and SPDR Loomis Sayles Opportunistic Bond ETF entered into futures contracts to hedge interest rate exposure and manage duration.
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR SSGA Ultra Short Term Bond ETF
Futures Contracts	$—	$—	$—	$1,594	$—	$1,594

54

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Loomis Sayles Opportunistic Bond ETF
Forward Foreign Currency Exchange Contracts	$ —	$1,577	$—	$—	$—	$ 1,577
Futures Contracts	76,422	—	—	—	—	76,422
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR SSGA Ultra Short Term Bond ETF
Futures Contracts	$139,608	$ —	$—	$—	$—	$139,608
SPDR Loomis Sayles Opportunistic Bond ETF
Forward Foreign Currency Exchange Contracts	—	(6,948)	—	—	—	(6,948)
Futures Contracts	10,779	—	—	—	—	10,779
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR SSGA Ultra Short Term Bond ETF
Futures Contracts	$ 1,564	$ —	$—	$—	$—	$ 1,564
SPDR Loomis Sayles Opportunistic Bond ETF
Forward Foreign Currency Exchange Contracts	—	(1,577)	—	—	—	(1,577)
Futures Contracts	(76,951)	—	—	—	—	(76,951)
Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Commonwealth Bank of Australia	$(1,035)	$—	$—	$(1,035)
Standard Chartered Bank	(542)	—	—	(542)
	$(1,577)	$—	$—	$(1,577)
5.    Fees and Transactions with Affiliates
Advisory Fee
Each Fund has entered into an Investment Advisory Agreement with SSGA FM. As compensation for services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate*
SPDR SSGA Multi-Asset Real Return ETF	0.50%
SPDR SSGA Income Allocation ETF	0.50
SPDR SSGA Global Allocation ETF	0.35
55

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Annual Rate*
SPDR SSGA Ultra Short Term Bond ETF	0.20%
SPDR Loomis Sayles Opportunistic Bond ETF	0.55
SPDR Nuveen Municipal Bond ETF	0.40
*	The Advisory fee is reduced for SPDR SSGA Multi-Asset Real Return ETF, SPDR SSGA Income Allocation ETF and SPDR SSGA Global Allocation ETF by the acquired fund fees and expenses. For the year ended December 31, 2021, the net annualized advisory fee was 0.07%, 0.13%, and 0.17% for the SPDR SSGA Multi-Asset Real Return ETF, SPDR SSGA Income Allocation ETF, SPDR SSGA Global Allocation ETF, respectively.
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2022. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2022, except with the approval of the Board.
The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Beginning on January 1, 2022, net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2021 are disclosed in the Schedules of Investments.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
56

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended December 31, 2021, were as follows:
	Purchases	Sales
SPDR SSGA Multi-Asset Real Return ETF	$ 29,383,479	$ 30,322,256
SPDR SSGA Income Allocation ETF	14,474,769	14,676,469
SPDR SSGA Global Allocation ETF	157,993,489	166,286,294
SPDR SSGA Ultra Short Term Bond ETF	180,900,444	147,067,663
SPDR Loomis Sayles Opportunistic Bond ETF	55,764,978	13,928,215
SPDR Nuveen Municipal Bond ETF	14,915,022	22,391,334
For the period ended December 31, 2021, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR SSGA Multi-Asset Real Return ETF	$77,629,914	$15,564,610	$2,743,498
SPDR SSGA Income Allocation ETF	14,279,544	20,476,939	1,421,244
SPDR SSGA Global Allocation ETF	21,399,821	16,676,735	4,027,645
SPDR Nuveen Municipal Bond ETF	—	6,053,012	5,816
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. SPDR Loomis Sayles Opportunistic Bond ETF and SPDR Nuveen Municipal Bond ETF intend to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2021,SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
57

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR SSGA Multi-Asset Real Return ETF	$191,478,699	$ 6,811,177	$9,172,835	$ (2,361,658)
SPDR SSGA Income Allocation ETF	123,839,325	2,994,385	2,018,272	976,113
SPDR SSGA Global Allocation ETF	320,032,754	40,917,179	1,489,940	39,427,239
SPDR SSGA Ultra Short Term Bond ETF	444,338,377	243,127	787,830	(544,703)
SPDR Loomis Sayles Opportunistic Bond ETF	45,708,877	235,035	457,138	(222,103)
SPDR Nuveen Municipal Bond ETF	38,523,559	124,871	375,064	(250,193)
10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR SSGA Multi-Asset Real Return ETF	$ 6,754,679	$ 6,946,536	$ —	$ 6,946,536
SPDR SSGA Income Allocation ETF	9,182,534	6,980,772	2,425,650	9,406,422
SPDR SSGA Global Allocation ETF	78,194,014	72,250,781	7,697,425	79,948,206
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
58

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2021:
		Remaining Contractual Maturity of the Agreements as of December 31, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR SSGA Multi-Asset Real Return ETF	Mutual Funds and Exchange Traded Products	$ 6,946,536	$—	$—	$—	$ 6,946,536	$ 6,946,536
SPDR SSGA Income Allocation ETF	Mutual Funds and Exchange Traded Products	6,980,772	—	—	—	6,980,772	6,980,772
SPDR SSGA Global Allocation ETF	Mutual Funds and Exchange Traded Products	72,250,781	—	—	—	72,250,781	72,250,781
11.    Line of Credit
The SPDR SSGA Ultra Short Term Bond ETF and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
Prior to October 7, 2021, the Funds had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Fund had no outstanding loans as of December 31, 2021.
12.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Funds invest in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and
59

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
13.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
14.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
60

SSGA ACTIVE TRUST
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
SPDR SSGA Multi-Asset Real Return ETF	0.07%	$1,054.00	$0.36(a)	$1,024.90	$0.36
SPDR SSGA Income Allocation ETF	0.13	1,012.30	0.66(a)	1,024.60	0.66
SPDR SSGA Global Allocation ETF	0.17	1,031.80	0.87(a)	1,024.30	0.87
SPDR SSGA Ultra Short Term Bond ETF	0.20	999.00	1.01(a)	1,024.20	1.02
SPDR Loomis Sayles Opportunistic Bond ETF	0.55	1,000.00	1.43(b)	1,022.40	2.80
SPDR Nuveen Municipal Bond ETF	0.40	1,000.10	2.02(a)	1,023.20	2.04
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
(b)	Actual period is from commencement of operations on 9/27/2021.
61

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period September 2020 through June 2021, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
62

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to June 30, 2021, the Board of Trustees of the Trust (the “Board”) evaluated a proposal related to the initial approval of advisory arrangements for a new series of the Trust, including a proposal to approve the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the SPDR Loomis Sayles Opportunistic Bond ETF (the “New ETF”), which commenced operations during the period covered by this Semi-Annual Report. The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services expected to be provided by the Adviser with respect to the New ETF under the Agreement, (ii) fees charged to comparable funds, (iii) other benefits to the Adviser, and (iv) extent to which economies of scale would be shared as the New ETF grows.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services expected to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s anticipated responsibilities for managing investment operations of the New ETF in accordance with the New ETF’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the New ETF as an exchange-traded fund and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the New ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring the New ETF’s compliance with its investment objective and policies and with applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for exchange-traded funds. The Board specifically considered the Adviser’s experience in managing actively-managed exchange-traded funds and overseeing third-party sub-advisers, as applicable.
Fees Charged to Comparable Funds
The Board evaluated the New ETF’s proposed unitary fee through review of comparative information with respect to fees paid by similar funds. The Board reviewed the universe of exchange-traded funds similar to the New ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information.
Other Benefits
The Board considered whether the Adviser or its affiliates would benefit in other ways from its relationship with the New ETF. The Board also considered the potential for revenue to State Street, the Trust’s securities lending agent, in the event of any loaning of portfolio securities of the New ETF. The Board also noted that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the New ETF’s assets grow in size. The Board noted that the advisory fee rate for the New ETF did not provide for breakpoints as assets of the New ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the New ETF by fixing a relatively low advisory fee, effectively sharing the benefits of a lower fee with the New ETF from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the New ETF grows in size and assess whether fee breakpoints may be warranted.
63

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for the New ETF. In approving the Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Advisory Agreement are fair and reasonable and that the approval of the Advisory Agreement is in the best interests of the New ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services expected to be provided by the Adviser with respect to the New ETF were appropriate; (b) the Adviser’s unitary fee for the New ETF, considered in relation to the services expected to be provided and in relation to the fees charged to comparable funds, was reasonable; (c) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions and (d) the fees paid to the Adviser adequately shared the economies of scale with respect to the New ETF by way of the relatively low fee structure of the Trust.
Approval of Loomis Sayles & Company, L.P. Sub-Advisory Agreement
At a meeting held prior to June 30, 2021, the Board also evaluated a proposal related to the initial approval of a sub-advisory arrangement (the “Loomis Sayles Sub-Advisory Agreement”) between the Adviser and Loomis Sayles & Company, L.P. (“Loomis”), with respect to the New ETF sub-advised by Loomis (the “New Loomis ETF”). The Independent Trustees also met separately to consider the Loomis Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Loomis Sub-Advisory Agreement, the Board requested, and Loomis and the Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Loomis Sub-Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by Loomis with respect to the New Loomis ETF under the Loomis Sub-Advisory Agreement. The Board was informed of the portion of the current advisory fee that the Adviser would pay to Loomis under the Loomis Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the New Loomis ETF.
The Board considered the background and experience of Loomis’ senior management and, in particular, Loomis’ experience in investing in debt securities. The Board also considered the unitary fee paid to the Adviser by the New Loomis ETF and Loomis’ fees paid by the Adviser. The Board also considered whether Loomis benefited in other ways from its relationship with the Trust.
After weighing the foregoing factors, as well as the relevant factors discussed in relation to the Loomis Sub-Advisory Agreement between Loomis and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the Loomis Sub-Advisory Agreement for the New Loomis ETF. In approving the Loomis Sub-Advisory Agreement, the Board, including the Independent Trustees voting separately, found that, with respect to the New Loomis ETF, the terms of the Loomis Sub-Advisory Agreement are fair and reasonable and in the best interests of the New Loomis ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by Loomis with respect to the New Loomis ETF were appropriate; (b) Loomis’ fees for the New Loomis ETF and the unitary fee, considered in relation to the services provided, were reasonable; (c) any additional potential benefits to Loomis were not of a magnitude to materially affect the Board’s conclusions; and (d) the fees paid to Loomis adequately shared the economies of scale with the New Loomis ETF by way of the relatively low fee structure of the Trust.
64

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SSGA Active Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SSGA Active Trust
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Because the Funds are actively managed, they are therefore subject to the risk that the investments selected by SSGA may cause the Funds to underperform relative to their benchmarks or other funds with similar investment objectives. Actively managed ETFs do not seek to replicate the performance of a specified index.
Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
Investing in commodities entail significant risk and is not appropriate for all investors. Commodities investing entail significant risk as commodity prices can be extremely volatile due to wide range of factors. A few such factors include overall market movements, real or perceived inflationary trends, commodity index volatility, international, economic and political changes, change in interest and currency exchange rates.
Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. SSGA Funds Management has retained Massachusetts Financial Services Company as the sub-adviser.
Massachusetts Financial Services Company is not affiliated with State Street Global Advisors Funds Distributors, LLC.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2022 State Street Corporation - All Rights Reserved
SPDRACTIVESAR

Semi-Annual Report
December 31, 2021
SSGA Active Trust
SPDR SSGA Fixed Income Sector Rotation ETF
SPDR SSGA US Sector Rotation ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR SSGA Fixed Income Sector Rotation ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
SPDR Portfolio Long Term Corporate Bond ETF	26.0%
SPDR Portfolio Mortgage Backed Bond ETF	25.3
SPDR Portfolio Intermediate Term Corporate Bond ETF	15.2
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	11.9
SPDR Portfolio Intermediate Term Treasury ETF	11.4
TOTAL	89.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2021

% of Net Assets
Domestic Fixed Income	99.8%
Short Term Investments	4.2
Liabilities in Excess of Other Assets	(4.0)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR SSGA US Sector Rotation ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
The Technology Select Sector SPDR Fund	43.8%
The Financial Select Sector SPDR Fund	16.5
The Consumer Staples Select Sector SPDR Fund	15.9
The Materials Select Sector SPDR Fund	12.3
The Energy Select Sector SPDR Fund	5.1
TOTAL	93.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2021

% of Net Assets
Domestic Equity	99.8%
Short Term Investments	9.9
Liabilities in Excess of Other Assets	(9.7)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
DOMESTIC FIXED INCOME — 99.8%
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (a)(b)	151,118	$ 13,816,719
SPDR Bloomberg High Yield Bond ETF (a)	16,082	1,746,023
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)(b)	485,789	17,561,272
SPDR Portfolio Intermediate Term Treasury ETF (a)	413,394	13,249,278
SPDR Portfolio Long Term Corporate Bond ETF (a)(b)	956,834	30,121,134
SPDR Portfolio Long Term Treasury ETF (a)	233,924	9,859,896
SPDR Portfolio Mortgage Backed Bond ETF (a)(b)	1,155,794	29,334,052
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $116,781,846)		115,688,374
SHORT-TERM INVESTMENTS — 4.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c)(d)	273,544	273,544
State Street Navigator Securities Lending Portfolio II (e)(f)	4,603,450	4,603,450
TOTAL SHORT-TERM INVESTMENTS (Cost $4,876,994)		$ 4,876,994
TOTAL INVESTMENTS — 104.0% (Cost $121,658,840)		120,565,368
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%		(4,623,850)
NET ASSETS — 100.0%		$ 115,941,518
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
3

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$ 115,688,374	$—	$—	$ 115,688,374
Short-Term Investments	4,876,994	—	—	4,876,994
TOTAL INVESTMENTS	$120,565,368	$—	$—	$120,565,368
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	39,726	$ 3,633,737	$ 14,843,882	$ 4,655,471	$ (1,709)	$ (3,720)	151,118	$ 13,816,719	$ —
SPDR Bloomberg High Yield Bond ETF	—	—	5,315,771	3,529,325	(34,447)	(5,976)	16,082	1,746,023	24,030
SPDR Portfolio Intermediate Term Corporate Bond ETF	508,248	18,652,702	10,280,712	11,109,347	85,564	(348,359)	485,789	17,561,272	163,104
SPDR Portfolio Intermediate Term Treasury ETF	292,929	9,485,041	6,451,442	2,567,332	82,847	(202,720)	413,394	13,249,278	39,471
SPDR Portfolio Long Term Corporate Bond ETF	634,102	20,151,762	17,595,862	7,311,493	123,530	(438,527)	956,834	30,121,134	431,161
SPDR Portfolio Long Term Treasury ETF	139,338	5,754,659	5,904,941	1,969,655	111,925	58,026	233,924	9,859,896	75,190
SPDR Portfolio Mortgage Backed Bond ETF	973,311	25,169,822	14,734,512	10,081,895	(158,909)	(329,478)	1,155,794	29,334,052	381,030
State Street Institutional U.S. Government Money Market Fund, Class G Shares	136,849	136,849	354,895	218,200	—	—	273,544	273,544	29
State Street Navigator Securities Lending Portfolio II	24,628,973	24,628,973	769,907,169	789,932,692	—	—	4,603,450	4,603,450	117,898
Total		$107,613,545	$845,389,186	$831,375,410	$ 208,801	$(1,270,754)		$120,565,368	$1,231,913
See accompanying notes to financial statements.
4

SPDR SSGA US SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
DOMESTIC EQUITY — 99.8%
The Consumer Discretionary Select Sector SPDR Fund (a)	14,976	$ 3,061,693
The Consumer Staples Select Sector SPDR Fund (a)(b)	404,888	31,220,914
The Energy Select Sector SPDR Fund (a)	181,238	10,058,709
The Financial Select Sector SPDR Fund (a)	831,191	32,458,009
The Industrial Select Sector SPDR Fund (a)(b)	32,826	3,473,319
The Materials Select Sector SPDR Fund (a)(b)	267,732	24,259,196
The Technology Select Sector SPDR Fund (a)	494,749	86,022,009
The Utilities Select Sector SPDR Fund (a)(b)	75,909	5,433,566
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $172,391,259)		195,987,415
SHORT-TERM INVESTMENTS — 9.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c)(d)	406,528	406,528
State Street Navigator Securities Lending Portfolio II (e)(f)	18,914,544	18,914,544
TOTAL SHORT-TERM INVESTMENTS (Cost $19,321,072)		$ 19,321,072
TOTAL INVESTMENTS — 109.7% (Cost $191,712,331)		215,308,487
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.7)%		(19,011,846)
NET ASSETS — 100.0%		$ 196,296,641
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
5

SPDR SSGA US SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$195,987,415	$—	$—	$195,987,415
Short-Term Investments	19,321,072	—	—	19,321,072
TOTAL INVESTMENTS	$215,308,487	$—	$—	$215,308,487
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	422,278	$ 422,278	$ 2,461,871	$ 2,477,621	$ —	$ —	406,528	$ 406,528	$ 59
State Street Navigator Securities Lending Portfolio II	49,478,804	49,478,804	—	30,564,260	—	—	18,914,544	18,914,544	19,981
The Communication Services Select Sector SPDR Fund	150,287	12,168,738	44,648,705	54,417,963	(1,164,934)	(1,234,546)	—	—	78,550
The Consumer Discretionary Select Sector SPDR Fund	—	—	3,113,893	27,626	(989)	(23,585)	14,976	3,061,693	4,397
The Consumer Staples Select Sector SPDR Fund	67,445	4,719,127	73,443,252	49,838,444	873,477	2,023,502	404,888	31,220,914	356,663
The Energy Select Sector SPDR Fund	100,084	5,391,525	16,457,916	10,865,301	(953,141)	27,710	181,238	10,058,709	126,564
The Financial Select Sector SPDR Fund	599,399	21,991,949	42,845,705	33,892,461	1,269,439	243,377	831,191	32,458,009	257,740
The Health Care Select Sector SPDR Fund	—	—	11,090,165	11,154,087	63,922	—	—	—	—
The Industrial Select Sector SPDR Fund	274,818	28,141,363	8,220,187	33,173,038	148,689	136,118	32,826	3,473,319	12,699
The Materials Select Sector SPDR Fund	351,629	28,942,583	40,609,354	45,840,872	(236,425)	784,556	267,732	24,259,196	185,479
The Technology Select Sector SPDR Fund	492,231	72,682,830	13,308,180	12,923,585	2,830,356	10,124,228	494,749	86,022,009	301,170
The Utilities Select Sector SPDR Fund	—	—	5,150,630	50,618	2,681	330,873	75,909	5,433,566	41,610
Total		$223,939,197	$261,349,858	$285,225,876	$ 2,833,075	$12,412,233		$215,308,487	$1,384,912
See accompanying notes to financial statements.
6

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2021 (Unaudited)

	SPDR SSGA Fixed Income Sector Rotation ETF	SPDR SSGA US Sector Rotation ETF
ASSETS
Investments in affiliated issuers, at value*	$120,565,368	$215,308,487
Dividends receivable — affiliated issuers	6	11
Securities lending income receivable — unaffiliated issuers	—	2,084
Securities lending income receivable — affiliated issuers	19,229	5,073
Receivable from Adviser	9,564	12,191
TOTAL ASSETS	120,594,167	215,327,846
LIABILITIES
Payable upon return of securities loaned	4,603,450	18,914,544
Advisory fee payable	49,192	116,656
Trustees’ fees and expenses payable	7	5
TOTAL LIABILITIES	4,652,649	19,031,205
NET ASSETS	$ 115,941,518	$196,296,641
NET ASSETS CONSIST OF:
Paid-in Capital	$ 117,939,595	$173,351,203
Total distributable earnings (loss)	(1,998,077)	22,945,438
NET ASSETS	$ 115,941,518	$196,296,641
NET ASSET VALUE PER SHARE
Net asset value per share	$ 31.00	$ 46.96
Shares outstanding (unlimited amount authorized, no par value)	3,740,000	4,180,000
COST OF INVESTMENTS:
Investments in affiliated issuers	$121,658,840	$191,712,331
* Includes investments in securities on loan, at value	$ 5,938,194	$ 18,745,849
See accompanying notes to financial statements.
7

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2021 (Unaudited)

	SPDR SSGA Fixed Income Sector Rotation ETF	SPDR SSGA US Sector Rotation ETF
INVESTMENT INCOME
Dividend income — affiliated issuers	$ 1,114,015	$ 1,364,931
Unaffiliated securities lending income	17,347	8,256
Affiliated securities lending income	117,898	19,981
TOTAL INVESTMENT INCOME (LOSS)	1,249,260	1,393,168
EXPENSES
Advisory fee	208,286	485,675
Trustees’ fees and expenses	386	791
Miscellaneous expenses	—	3
TOTAL EXPENSES	208,672	486,469
NET INVESTMENT INCOME (LOSS)	$ 1,040,588	$ 906,699
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — affiliated issuers	(288,782)	(547,665)
In-kind redemptions — affiliated issuers	497,583	3,380,740
Net realized gain (loss)	208,801	2,833,075
Net change in unrealized appreciation/depreciation on:
Investments — affiliated issuers	(1,270,754)	12,412,233
NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,061,953)	15,245,308
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (21,365)	$16,152,007
See accompanying notes to financial statements.
8

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR SSGA Fixed Income Sector Rotation ETF		SPDR SSGA US Sector Rotation ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,040,588	$ 1,180,986	$ 906,699	$ 950,203
Net realized gain (loss)	208,801	118,053	2,833,075	21,118,417
Net change in unrealized appreciation/depreciation	(1,270,754)	(1,118,319)	12,412,233	7,788,064
Net increase (decrease) in net assets resulting from operations	(21,365)	180,720	16,152,007	29,856,684
Net equalization credits and charges	(319,385)	(305,734)	(30,249)	(102,983)
Distributions to shareholders	(1,046,327)	(1,399,502)	(6,066,201)	(1,087,675)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	60,663,938	55,227,077	30,304,477	131,380,293
Cost of shares redeemed	(26,628,572)	(18,048,847)	(18,489,257)	(54,370,975)
Net income equalization	319,385	305,734	30,249	102,983
Net increase (decrease) in net assets from beneficial interest transactions	34,354,751	37,483,964	11,845,469	77,112,301
Net increase (decrease) in net assets during the period	32,967,674	35,959,448	21,901,026	105,778,327
Net assets at beginning of period	82,973,844	47,014,396	174,395,615	68,617,288
NET ASSETS AT END OF PERIOD	$115,941,518	$ 82,973,844	$196,296,641	$174,395,615
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,940,000	1,750,000	660,000	3,220,000
Shares redeemed	(850,000)	(570,000)	(410,000)	(1,380,000)
Net increase (decrease) from share transactions	1,090,000	1,180,000	250,000	1,840,000
See accompanying notes to financial statements.
9

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR SSGA Fixed Income Sector Rotation ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	For the Period 4/3/2019*- 6/30/19
Net asset value, beginning of period	$ 31.31	$ 31.98	$ 31.08	$ 30.10
Income (loss) from investment operations:
Net investment income (loss) (a)	0.33	0.63	0.81	0.15
Net realized and unrealized gain (loss) (b)	(0.21)	(0.37)	1.31	0.99
Total from investment operations	0.12	0.26	2.12	1.14
Net equalization credits and charges (a)	(0.10)	(0.16)	(0.17)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.33)	(0.77)	(1.05)	(0.16)
Net asset value, end of period	$ 31.00	$ 31.31	$ 31.98	$ 31.08
Total return (d)	0.05%	0.29%	6.42%	3.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$115,942	$82,974	$47,014	$10,877
Ratios to average net assets:
Total expenses (e)	0.41%(f)	0.39%	0.31%	0.31%(f)
Net investment income (loss)	2.06%(f)	1.99%	2.57%	1.98%(f)
Portfolio turnover rate (g)	41%(h)	79%	150%	32%(h)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
10

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Sector Rotation ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	For the Period 4/3/2019*- 6/30/19
Net asset value, beginning of period	$ 44.38	$ 32.83	$ 30.73	$ 30.09
Income (loss) from investment operations:
Net investment income (loss) (a)	0.22	0.36	0.57	0.23
Net realized and unrealized gain (loss) (b)	3.82	11.62	1.98	0.55
Total from investment operations	4.04	11.98	2.55	0.78
Net equalization credits and charges (a)	(0.01)	(0.04)	0.03	(0.03)
Distributions to shareholders from:
Net investment income	(0.22)	(0.39)	(0.48)	(0.11)
Net realized gains	(1.23)	—	—	—
Total distributions	(1.45)	—	—	—
Net asset value, end of period	$ 46.96	$ 44.38	$ 32.83	$ 30.73
Total return (c)	9.11%	36.48%	8.52%	2.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$196,297	$174,396	$68,617	$14,136
Ratios to average net assets:
Total expenses (d)	0.52%(e)	0.52%	0.49%	0.49%(e)
Net investment income (loss)	0.97%(e)	0.89%	1.79%	3.12%(e)
Portfolio turnover rate (f)	124%(g)	263%	154%	39%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Broker commission charges are not included in this calculation.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
11

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2021 (Unaudited)

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of twelve (12) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):
SPDR SSGA Fixed Income Sector Rotation ETF
SPDR SSGA US Sector Rotation ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy
12

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are
13

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2021, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
14

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Distributions
Distributions from net investment income, if any, are declared and paid monthly for SPDR SSGA Fixed Income Sector Rotation ETF and declared and paid quarterly for SPDR SSGA US Sector Rotation ETF.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust on behalf of each Fund has entered into an Investment Advisory Agreement with SSGA FM. As compensation for services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR SSGA Fixed Income Sector Rotation ETF	0.50%
SPDR SSGA US Sector Rotation ETF	0.70
Each Fund's Advisory fee is reduced by any acquired fund fees and expenses attributable to each Fund's investments in other investment companies. For the period ended December 31, 2021, the net annualized advisory fee was 0.41%, and 0.52%, for SPDR SSGA Fixed Income Sector Rotation ETF and SPDR SSGA US Sector Rotation ETF respectively.
The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
15

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Beginning on January 1, 2022 net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2021 are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
16

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2021, were as follows:
	Purchases	Sales
SPDR SSGA Fixed Income Sector Rotation ETF	$ 75,127,123	$ 41,224,518
SPDR SSGA US Sector Rotation ETF	229,952,426	235,072,152
For the period ended December 31, 2021, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR SSGA Fixed Income Sector Rotation ETF	$55,019,680	$20,985,805	$ 497,583
SPDR SSGA US Sector Rotation ETF	28,935,561	17,111,844	3,380,740
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
17

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2021, SSGA FM has analyzed each Fund's tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR SSGA Fixed Income Sector Rotation ETF	$121,699,100	$ 196,810	$1,330,542	$ (1,133,732)
SPDR SSGA US Sector Rotation ETF	191,763,842	23,726,985	182,340	23,544,645
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
18

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

The market value of securities on loan as of December 31, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
SPDR SSGA Fixed Income Sector Rotation ETF	$ 5,938,194	$ 4,603,450	$ 1,470,600	$ 6,074,050
SPDR SSGA US Sector Rotation ETF	18,745,849	18,914,544	160,673	19,075,217
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2021:
		Remaining Contractual Maturity of the Agreements as of December 31, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR SSGA Fixed Income Sector Rotation ETF	Mutual Funds and Exchange Traded Products	$ 4,603,450	$—	$—	$—	$ 4,603,450	$ 4,603,450
SPDR SSGA US Sector Rotation ETF	Mutual Funds and Exchange Traded Products	18,914,544	—	—	—	18,914,544	18,914,544
19

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds' were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Funds invest in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the
20

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
21

SSGA ACTIVE TRUST
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
22

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

	SPDR SSGA Fixed Income Sector Rotation ETF	SPDR SSGA US Sector Rotation ETF
Annualized Expense Ratio	0.41%	0.52%
Actual:
Ending Account Value	$1,000.50	$1,091.10
Expenses Paid During Period	2.07	2.74
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.10	1,022.60
Expenses Paid During Period(a)	2.09	2.65
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
23

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period September 2020 through June 2021, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
24

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
25

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SSGA Active Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SSGA Active Trust
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
Investing in commodities entail significant risk and is not appropriate for all investors. Commodities investing entail significant risk as commodity prices can be extremely volatile due to wide range of factors. A few such factors include overall market movements, real or perceived inflationary trends, commodity index volatility, international, economic and political changes, change in interest and currency exchange rates.
Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2022 State Street Corporation - All Rights Reserved
SPDRROTATIONSAR

Semi-Annual Report
December 31, 2021
SSGA Active Trust
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR DoubleLine Total Return Tactical ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR DoubleLine Emerging Markets Fixed Income ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
Galaxy Pipeline Assets Bidco, Ltd. 2.16% 3/31/2034	2.3%
Panama Government International Bond 3.87% 7/23/2060	2.1
Minejesa Capital B.V. 5.63% 8/10/2037	2.1
TNB Global Ventures Capital Bhd 3.24% 10/19/2026	2.1
Chile Electricity PEC SpA 0.01% 1/25/2028	2.1
TOTAL	10.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Portfolio Composition as of December 31, 2021

% of Net Assets
Corporate Bonds & Notes	64.1%
Foreign Government Obligations	34.0
Short-Term Investment	1.0
Other Assets in Excess of Liabilities	0.9
TOTAL	100.0%
(The Fund's portfolio composition is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR DoubleLine Short Duration Total Return Tactical ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
U.S. Treasury Bill 0.08% 8/11/2022	8.9%
U.S. Treasury Bill 0.12% 7/14/2022	3.3
Federal National Mortgage Association 2.50% 8/1/2041	2.8
Federal Home Loan Mortgage Corp. 1.50% 2/1/2036	2.6
U.S. Treasury Note 1.63% 4/30/2023	2.5
TOTAL	20.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Portfolio Composition as of December 31, 2021

% of Net Assets
U.S. Government Agency Obligations	25.3%
Corporate Bonds & Notes	24.0
U.S. Treasury Obligations	16.7
Asset-Backed Securities	12.2
Senior Floating Rate Loans	7.2
Mortgage-Backed Securities	4.8
Foreign Government Obligations	2.6
Commercial Mortgage Backed Securities	2.3
Short-Term Investment	3.7
Other Assets in Excess of Liabilities	1.2
TOTAL	100.0%
(The Fund's portfolio composition is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR DoubleLine Total Return Tactical ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
Treasury Bonds 1.88% 11/15/2051	4.0%
Treasury Notes 0.50% 11/30/2023	3.4
Treasury Notes 1.50% 11/30/2028	3.2
Treasury Notes 0.13% 11/30/2022	3.0
Treasury Notes 2.25% 11/15/2025	2.5
TOTAL	16.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2021

% of Net Assets
U.S. Government Agency Obligations	35.7%
U.S. Treasury Obligations	23.5
Mortgage-Backed Securities	6.7
Asset-Backed Securities	6.3
Commercial Mortgage Backed Securities	5.4
Foreign Government Obligations	2.1
Banks	2.2
Electric	1.5
Oil & Gas	1.2
Telecommunications	1.0
Pipelines	0.8
Health Care Services	0.8
Software	0.8
Diversified Financial Services	0.7
Insurance	0.7
Retail	0.6
Real Estate Investment Trusts	0.6
Commercial Services	0.5
Food	0.5
Chemicals	0.5
Auto Manufacturers	0.4
Packaging & Containers	0.4
Pharmaceuticals	0.3
Leisure Time	0.3
Media	0.2
Internet	0.2
Entertainment	0.2
Transportation	0.2
Mining	0.2
Investment Company Security	0.2
Beverages	0.2
Biotechnology	0.2
Electronics	0.2
Building Materials	0.2
See accompanying notes to financial statements.
3

SPDR DoubleLine Total Return Tactical ETF
Portfolio Statistics (Unaudited)  (continued)

% of Net Assets
Machinery-Diversified	0.2%
Agriculture	0.2
Oil & Gas Services	0.2
IT Services	0.2
Health Care Products	0.1
Auto Parts & Equipment	0.1
Aerospace & Defense	0.1
Lodging	0.1
Airlines	0.1
Miscellaneous Manufacturer	0.1
Advertising	0.1
Forest Products & Paper	0.1
Semiconductors	0.1
Household Products & Wares	0.1
Energy-Alternate Sources	0.1
Water	0.1
Computers	0.1
Engineering & Construction	0.1
Iron/Steel	0.0*
Environmental Control	0.0*
Home Builders	0.0*
Construction Materials	0.0*
Housewares	0.0*
Distribution & Wholesale	0.0*
Metal Fabricate & Hardware	0.0*
Real Estate	0.0*
Coal	0.0*
Cosmetics/Personal Care	0.0*
Trucking & Leasing	0.0*
Household Products	0.0*
Machinery, Construction & Mining	0.0*
Home Furnishings	0.0*
Hand & Machine Tools	0.0*
Short-Term Investment	2.2
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 64.1%
ARGENTINA — 0.9%
Banco Macro SA Series REGS, USD 5 Year Swap Rate + 5.46%, 6.75%, 11/4/2026 (a)	$ 550,000	$ 459,833
Pampa Energia SA Series REGS, 7.50%, 1/24/2027	450,000	388,755
		848,588
BRAZIL — 4.6%
Banco do Brasil SA 10 Year CMT + 6.36%, 9.00%, 6/18/2024 (a)	900,000	960,156
Banco do Estado do Rio Grande do Sul SA Series REGS, 5 year CMT + 4.93%, 5.38%, 1/28/2031 (a)	200,000	193,742
Braskem Netherlands Finance BV 5 year CMT + 8.22%, 8.50%, 1/23/2081 (a)(b)	400,000	466,188
Itau Unibanco Holding SA Series REGS, 5 year CMT + 3.45%, 3.88%, 4/15/2031 (a)	1,790,000	1,717,559
Nexa Resources SA Series REGS, 5.38%, 5/4/2027	200,000	212,524
Petrobras Global Finance B.V. 5.50%, 6/10/2051	1,100,000	1,020,734
		4,570,903
CHILE — 6.5%
Antofagasta PLC Series REGS, 2.38%, 10/14/2030	600,000	572,622
CAP SA:
3.90%, 4/27/2031 (b)	600,000	564,000
3.90%, 4/27/2031	1,000,000	940,000
Chile Electricity PEC SpA 0.01%, 1/25/2028 (b)	2,500,000	2,032,125
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	130,400	125,218
Empresa Electrica Cochrane SpA Series REGS, 5.50%, 5/14/2027	1,426,320	1,429,501
Engie Energia Chile SA 3.40%, 1/28/2030	400,000	404,444
Guacolda Energia SA Series REGS, 4.56%, 4/30/2025	400,000	155,900
Telefonica Moviles Chile SA 3.54%, 11/18/2031 (b)	150,000	149,493
		6,373,303
COLOMBIA — 4.7%
AI Candelaria Spain SLU 5.75%, 6/15/2033 (b)	500,000	483,585
Banco Davivienda SA 10 Year CMT + 5.10%, 6.65%, 4/22/2031 (a)(b)	400,000	405,372
Ecopetrol SA:
4.63%, 11/2/2031	700,000	679,966
5.88%, 5/28/2045	100,000	95,774
5.88%, 11/2/2051	250,000	234,443
Empresas Publicas de Medellin ESP:
Series REGS, 4.25%, 7/18/2029	1,500,000	1,422,825
See accompanying notes to financial statements.
5

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series REGS, 4.38%, 2/15/2031	$ 500,000	$ 470,070
Gran Tierra Energy International Holdings, Ltd. Series REGS, 6.25%, 2/15/2025	600,000	545,940
Oleoducto Central SA Series REGS, 4.00%, 7/14/2027	300,000	298,902
		4,636,877
INDIA — 4.2%
Adani International Container Terminal Pvt, Ltd.:
3.00%, 2/16/2031 (b)	392,000	377,711
Series REGS, 3.00%, 2/16/2031	980,000	944,912
Adani Ports & Special Economic Zone, Ltd.:
3.10%, 2/2/2031	1,000,000	952,270
Series REGS, 4.38%, 7/3/2029	700,000	731,017
ONGC Videsh Vankorneft Pte, Ltd. 3.75%, 7/27/2026	600,000	628,770
Ultratech Cement, Ltd. 2.80%, 2/16/2031	200,000	193,328
Vedanta Resources, Ltd. Series REGS, 6.13%, 8/9/2024	400,000	350,292
		4,178,300
INDONESIA — 3.4%
LLPL Capital Pte, Ltd. 6.88%, 2/4/2039 (b)	358,680	408,809
Minejesa Capital B.V.:
Series REGS, 4.63%, 8/10/2030	800,000	821,008
Series REGS, 5.63%, 8/10/2037	2,000,000	2,090,960
		3,320,777
JAMAICA — 0.1%
Digicel Group Holdings, Ltd.:
7.00%, 12/31/2099 (b)	66,877	58,016
8.00%, 4/1/2025 (b)	44,197	41,017
		99,033
KUWAIT — 0.9%
Equate Petrochemical B.V. Series REGS, 2.63%, 4/28/2028	900,000	901,125
MALAYSIA — 3.4%
Petronas Capital, Ltd.:
2.48%, 1/28/2032 (b)	400,000	401,268
Series REGS, 3.50%, 3/18/2025	600,000	636,204
3.50%, 4/21/2030 (b)	200,000	216,448
TNB Global Ventures Capital Bhd Series EMTN, 3.24%, 10/19/2026	2,000,000	2,089,920
		3,343,840
See accompanying notes to financial statements.
6

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
MEXICO — 2.2%
Banco Mercantil del Norte SA Series REGS, 10 Year CMT + 5.47%, 7.50%, 6/27/2029 (a)	$ 800,000	$ 851,592
Credito Real SAB de CV Series REGS, 5 Year CMT + 7.03%, 9.13%, 11/29/2022 (a)	200,000	97,618
Mexarrend SAPI de CV 10.25%, 7/24/2024 (b)	300,000	266,805
Petroleos Mexicanos 6.75%, 9/21/2047	550,000	486,640
Unifin Financiera SAB de CV Series REGS, 5 Year CMT + 6.31%, 8.88%, 1/29/2025 (a)	800,000	471,040
		2,173,695
PANAMA — 2.5%
Banco General SA 10 Year CMT + 3.67%, 5.25%, 5/7/2031 (a)(b)	800,000	812,464
Banco Nacional de Panama 2.50%, 8/11/2030 (b)	300,000	281,025
UEP Penonome II SA 6.50%, 10/1/2038 (b)	1,346,684	1,416,065
		2,509,554
PERU — 5.5%
Banco BBVA Peru SA 5 year CMT + 2.75%, 5.25%, 9/22/2029 (a)	200,000	210,022
Banco de Credito del Peru:
Series REGS, 5 year CMT + 3.00%, 3.13%, 7/1/2030 (a)	800,000	790,976
5 year CMT + 3.00%, 3.13%, 7/1/2030 (a)(b)	250,000	247,180
Banco Internacional del Peru SAA Interbank Series REGS, 3 Month USD LIBOR + 5.76%, 6.63%, 3/19/2029	898,000	946,339
Banco Internacional del Peru SAA Interbank Series REGS, 1 year CMT + 3.71%, 4.00%, 7/8/2030 (a)	700,000	697,144
Fenix Power Peru SA Series REGS, 4.32%, 9/20/2027	909,118	930,064
Hunt Oil Co. of Peru LLC Sucursal Del Peru Series REGS, 6.38%, 6/1/2028	1,053,800	1,068,226
Inkia Energy, Ltd. Series REGS, 5.88%, 11/9/2027	300,000	307,464
Orazul Energy Egenor SCA 5.63%, 4/28/2027	252,000	242,868
		5,440,283
QATAR — 1.5%
Qatar Energy 2.25%, 7/12/2031	1,500,000	1,485,852
SAUDI ARABIA — 0.4%
SA Global Sukuk, Ltd. 2.69%, 6/17/2031 (b)	400,000	402,304
SINGAPORE — 12.8%
DBS Group Holdings, Ltd.:
Series GMTN, 5 year CMT + 1.10%, 1.82%, 3/10/2031 (a)	1,550,000	1,531,834
5 year CMT + 1.91%, 3.30%, 2/27/2025 (a)	200,000	203,082
See accompanying notes to financial statements.
7

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Oversea-Chinese Banking Corp., Ltd.:
5 year CMT + 1.58%, 1.83%, 9/10/2030 (a)(b)	$ 500,000	$ 496,335
Series REGS, 5 year CMT + 1.58%, 1.83%, 9/10/2030 (a)	1,700,000	1,687,539
PSA Treasury Pte, Ltd.:
Series GMTN, 2.13%, 9/5/2029	2,000,000	2,019,725
2.25%, 4/30/2030	800,000	816,553
SingTel Group Treasury Pte, Ltd. 1.88%, 6/10/2030	1,500,000	1,477,301
Temasek Financial I Ltd.:
1.00%, 10/6/2030 (b)	2,100,000	1,958,208
Series REGS, 1.00%, 10/6/2030	250,000	233,120
1.63%, 8/2/2031	250,000	242,750
United Overseas Bank, Ltd.:
Series EMTN, USD 5 Year Swap Rate + 1.79%, 3.88%, 10/19/2023 (a)	600,000	615,000
Series GMTN, 5 year CMT + 1.52%, 1.75%, 3/16/2031 (a)	800,000	787,280
Series EMTN, USD 5 Year Swap Rate + 1.65%, 2.88%, 3/8/2027 (a)	600,000	602,016
		12,670,743
SOUTH KOREA — 6.4%
Korea East-West Power Co., Ltd. Series REGS, 1.75%, 5/6/2025	1,100,000	1,108,140
Korea Southern Power Co., Ltd. 0.75%, 1/27/2026 (b)	1,000,000	966,240
KT Corp.:
1.00%, 9/1/2025	400,000	392,092
Series REGS, 2.50%, 7/18/2026	800,000	826,640
LG Chem, Ltd. 2.38%, 7/7/2031 (b)	200,000	196,844
NongHyup Bank 1.25%, 7/20/2025 (b)	600,000	594,252
POSCO:
Series REGS, 2.38%, 1/17/2023	600,000	607,584
Series REGS, 2.75%, 7/15/2024	400,000	412,944
Shinhan Financial Group Co., Ltd. 5 year CMT + 2.06%, 2.88%, 5/12/2026 (a)(b)	550,000	542,107
Woori Bank Series REGS, 5 year CMT + 2.66%, 4.25%, 10/4/2024 (a)	600,000	622,014
		6,268,857
THAILAND — 1.3%
Bangkok Bank PCL 5 Year CMT + 4.72%, 5.00%, 12/31/2099	400,000	414,188
Kasikornbank PCL Series EMTN, 5 year CMT + 4.94%, 5.28%, 10/14/2025 (a)	600,000	628,500
PTTEP Treasury Center Co., Ltd. 2.59%, 6/10/2027 (b)	200,000	204,130
		1,246,818
See accompanying notes to financial statements.
8

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
UNITED ARAB EMIRATES — 2.8%
Galaxy Pipeline Assets Bidco, Ltd.:
2.16%, 3/31/2034 (b)	$ 2,300,000	$ 2,257,634
Series REGS, 2.63%, 3/31/2036	500,000	488,496
		2,746,130
TOTAL CORPORATE BONDS & NOTES (Cost $64,263,098)		63,216,982
FOREIGN GOVERNMENT OBLIGATIONS — 34.0%
BRAZIL — 2.0%
Brazilian Government International Bond:
3.75%, 9/12/2031	900,000	847,692
5.00%, 1/27/2045	300,000	281,490
5.63%, 2/21/2047	900,000	897,867
		2,027,049
CHILE — 2.7%
Chile Government International Bond:
2.55%, 1/27/2032	600,000	598,770
2.55%, 7/27/2033	600,000	584,154
3.10%, 5/7/2041	600,000	589,500
3.10%, 1/22/2061	200,000	186,268
3.50%, 1/25/2050	700,000	729,526
		2,688,218
COLOMBIA — 3.0%
Colombia Government International Bond:
3.13%, 4/15/2031	500,000	450,660
3.25%, 4/22/2032	1,200,000	1,080,864
4.13%, 5/15/2051	950,000	773,499
5.00%, 6/15/2045	700,000	631,638
		2,936,661
DOMINICAN REPUBLIC — 2.0%
Dominican Republic International Bond Series 144A, 4.88%, 9/23/2032 (b)	1,900,000	1,936,632
INDONESIA — 4.4%
Indonesia Government International Bond:
3.70%, 10/30/2049	1,600,000	1,700,112
4.35%, 1/11/2048	500,000	576,860
Perusahaan Penerbit SBSN Indonesia III:
2.55%, 6/9/2031 (b)	1,700,000	1,726,146
See accompanying notes to financial statements.
9

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series REGS, 3.80%, 6/23/2050	$ 300,000	$ 315,759
		4,318,877
MALAYSIA — 1.9%
Malaysia Sovereign Sukuk Bhd Series REGS, 3.04%, 4/22/2025	800,000	840,120
Malaysia Sukuk Global Bhd Series REGS, 3.18%, 4/27/2026	250,000	266,757
Malaysia Wakala Sukuk Bhd:
2.07%, 4/28/2031 (b)	250,000	249,903
Series REGS, 2.07%, 4/28/2031	500,000	499,805
		1,856,585
MEXICO — 5.0%
Mexico Government International Bond:
2.66%, 5/24/2031	1,600,000	1,561,504
4.28%, 8/14/2041	1,600,000	1,662,608
4.35%, 1/15/2047	300,000	312,243
4.50%, 1/31/2050	500,000	531,665
4.60%, 2/10/2048	800,000	855,544
		4,923,564
PANAMA — 3.1%
Panama Government International Bond:
2.25%, 9/29/2032	300,000	285,609
3.87%, 7/23/2060	2,100,000	2,100,567
4.30%, 4/29/2053	600,000	647,472
		3,033,648
PHILIPPINES — 3.1%
Philippine Government International Bond:
2.46%, 5/5/2030	400,000	412,864
2.65%, 12/10/2045	500,000	476,075
3.70%, 3/1/2041	1,000,000	1,097,070
3.70%, 2/2/2042	1,000,000	1,097,300
		3,083,309
SAUDI ARABIA — 3.7%
Saudi Government International Bond:
Series REGS, 2.25%, 2/2/2033	2,000,000	1,949,520
Series REGS, 3.45%, 2/2/2061	1,500,000	1,513,410
Series REGS, 3.75%, 1/21/2055	200,000	214,412
		3,677,342
See accompanying notes to financial statements.
10

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SOUTH KOREA — 1.5%
Korea Development Bank:
1.00%, 9/9/2026	$ 200,000	$ 195,650
1.63%, 1/19/2031	500,000	490,600
Korea Electric Power Corp.:
Series 144A, 1.13%, 6/15/2025 (b)	400,000	395,628
Series REGS, 1.13%, 6/15/2025	200,000	197,814
Korea Hydro & Nuclear Power Co., Ltd. Series 144A, 1.25%, 4/27/2026 (b)	200,000	196,486
		1,476,178
UNITED ARAB EMIRATES — 1.6%
Abu Dhabi Government International Bond:
Series REGS, 1.70%, 3/2/2031	800,000	777,600
Series 144A, 3.13%, 4/16/2030 (b)	400,000	433,600
Series REGS, 3.13%, 9/30/2049	400,000	408,170
		1,619,370
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $33,643,624)		33,577,433
	Shares
SHORT-TERM INVESTMENT — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c) (d) (Cost $968,249)	968,249	968,249
TOTAL INVESTMENTS — 99.1% (Cost $98,874,971)		97,762,664
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		913,073
NET ASSETS — 100.0%		$ 98,675,737
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 21.5% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.

See accompanying notes to financial statements.
11

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$63,216,982	$—	$63,216,982
Foreign Government Obligations	—	33,577,433	—	33,577,433
Short-Term Investment	968,249	—	—	968,249
TOTAL INVESTMENTS	$968,249	$96,794,415	$—	$97,762,664
Industry Breakdown as of December 31, 2021

% of Net Assets
Foreign Government Obligations	34.0%
Banks	17.6
Electric	14.1
Oil & Gas	8.2
Commercial Services	6.0
Pipelines	3.6
Telecommunications	3.0
Energy-Alternate Sources	2.8
Iron/Steel	2.6
Investment Company Security	2.4
Chemicals	1.6
Mining	1.1
Diversified Financial Services	0.9
Building Materials	0.2
Short-Term Investment	1.0
Other Assets in Excess of Liabilities	0.9
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
12

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,549,386	$2,549,386	$18,511,387	$20,092,524	$—	$—	968,249	$968,249	$167
See accompanying notes to financial statements.
13

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 24.0%
ADVERTISING — 0.3%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.65%, 11/1/2024	$ 425,000	$ 450,334
AEROSPACE & DEFENSE — 0.3%
Boeing Co. 4.51%, 5/1/2023	430,000	448,585
TransDigm, Inc.:
5.50%, 11/15/2027	40,000	41,224
6.25%, 3/15/2026 (a)	65,000	67,543
		557,352
AGRICULTURE — 0.3%
BAT International Finance PLC 1.67%, 3/25/2026	455,000	447,165
AIRLINES — 0.4%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.75%, 4/20/2029 (a)	140,000	149,719
Southwest Airlines Co. 4.75%, 5/4/2023	430,000	450,464
United Airlines, Inc. 4.63%, 4/15/2029 (a)	115,000	119,273
		719,456
AUTO MANUFACTURERS — 0.7%
Ford Motor Co. 3.25%, 2/12/2032	80,000	81,900
General Motors Financial Co., Inc. 5.25%, 3/1/2026	395,000	443,024
Hyundai Capital America:
1.00%, 9/17/2024 (a)	100,000	98,419
2.85%, 11/1/2022 (a)	365,000	370,300
Nissan Motor Acceptance Co. LLC 1.13%, 9/16/2024 (a)	130,000	127,917
		1,121,560
AUTO PARTS & EQUIPMENT — 0.1%
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029	75,000	73,616
See accompanying notes to financial statements.
14

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Goodyear Tire & Rubber Co. 5.25%, 7/15/2031 (a)	$ 110,000	$ 119,508
		193,124
BANKS — 4.3%
Banco Bilbao Vizcaya Argentaria Colombia SA Series REGS, 4.88%, 4/21/2025	200,000	206,948
Banco de Credito del Peru Series REGS, 5 year CMT + 3.00%, 3.13%, 7/1/2030 (b)	400,000	395,488
Banco do Brasil SA 3.25%, 9/30/2026 (a)	200,000	194,968
Banco Internacional del Peru SAA Interbank Series REGS, 3 Month USD LIBOR + 5.76%, 6.63%, 3/19/2029	100,000	105,383
Bancolombia SA 5 Year CMT + 2.93%, 4.88%, 10/18/2027 (b)	200,000	200,384
Bank of America Corp.:
SOFR + 0.69%, 0.74%, 4/22/2025 (b)	165,000	165,718
Series MTN, 3 Month USD LIBOR + 0.79%, 0.97%, 3/5/2024 (b)	285,000	286,445
Bank of Nova Scotia 0.65%, 7/31/2024	330,000	325,505
Canadian Imperial Bank of Commerce 0.45%, 6/22/2023	340,000	337,668
Citigroup, Inc.:
3 Month USD LIBOR + 1.02%, 1.19%, 6/1/2024 (b)	285,000	287,491
SOFR + 0.53%, 1.28%, 11/3/2025 (b)	155,000	154,673
DBS Group Holdings, Ltd. Series GMTN, 5 year CMT + 1.10%, 1.82%, 3/10/2031 (b)	200,000	197,656
Goldman Sachs Group, Inc. 3.50%, 4/1/2025	415,000	439,236
Itau Unibanco Holding SA Series REGS, 5 year CMT + 3.45%, 3.88%, 4/15/2031 (b)	200,000	191,906
JPMorgan Chase & Co.:
3.90%, 7/15/2025	305,000	330,022
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (b)	100,000	100,593
Macquarie Group, Ltd. 3 Month USD LIBOR + 1.33%, 4.15%, 3/27/2024 (a) (b)	430,000	445,510
Morgan Stanley Series MTN, SOFR + 0.46%, 0.53%, 1/25/2024 (b)	445,000	443,487
NongHyup Bank 1.25%, 7/20/2025 (a)	200,000	198,084
See accompanying notes to financial statements.
15

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Oversea-Chinese Banking Corp., Ltd. Series REGS, 5 year CMT + 1.58%, 1.83%, 9/10/2030 (b)	$ 250,000	$ 248,168
Royal Bank of Canada SOFR + 0.53%, 0.57%, 1/20/2026 (b)	450,000	449,325
Scotiabank Peru SAA Series REGS, 3 Month USD LIBOR + 3.86%, 4.50%, 12/13/2027 (b)	50,000	51,036
Toronto-Dominion Bank Series MTN, 0.70%, 9/10/2024	450,000	444,622
United Overseas Bank, Ltd. Series GMTN, 5 year CMT + 1.52%, 1.75%, 3/16/2031 (b)	250,000	246,025
Wells Fargo & Co. Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (b)	440,000	443,692
		6,890,033
BEVERAGES — 0.3%
Keurig Dr Pepper, Inc. 0.75%, 3/15/2024	445,000	441,925
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	35,000	33,837
		475,762
BIOTECHNOLOGY — 0.3%
Royalty Pharma PLC 0.75%, 9/2/2023	440,000	437,171
BUILDING MATERIALS — 0.3%
Carrier Global Corp. 2.24%, 2/15/2025	445,000	455,916
Griffon Corp. 5.75%, 3/1/2028	85,000	88,413
		544,329
CHEMICALS — 0.2%
CVR Partners L.P./CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	50,000	52,848
EverArc Escrow S.a.r.l. 5.00%, 10/30/2029 (a)	85,000	85,074
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	100,000	106,547
WR Grace Holdings LLC 5.63%, 8/15/2029 (a)	130,000	133,550
		378,019
See accompanying notes to financial statements.
16

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
COAL — 0.1%
Peabody Energy Corp. 8.50%, 12/31/2024 (a)	$ 13,136	$ 12,617
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	100,000	99,573
		112,190
COMMERCIAL SERVICES — 0.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	35,000	36,711
9.75%, 7/15/2027 (a)	95,000	101,551
Garda World Security Corp. 6.00%, 6/1/2029 (a)	65,000	62,524
HPHT Finance 19, Ltd. 2.88%, 11/5/2024	200,000	206,646
Metis Merger Sub LLC 6.50%, 5/15/2029 (a)	100,000	97,986
PSA Treasury Pte, Ltd. Class GMTN, 2.50%, 4/12/2026	200,000	207,082
Triton Container International, Ltd. 0.80%, 8/1/2023 (a)	445,000	441,307
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	125,000	131,336
		1,285,143
COSMETICS/PERSONAL CARE — 0.0% (c)
Coty, Inc. 5.00%, 4/15/2026 (a)	40,000	41,220
DIVERSIFIED FINANCIAL SERVICES — 0.8%
Avolon Holdings Funding, Ltd.:
3.63%, 5/1/2022 (a)	120,000	120,864
5.13%, 10/1/2023 (a)	300,000	316,539
Capital One Financial Corp.:
3.20%, 1/30/2023	5,000	5,123
3.90%, 1/29/2024	410,000	431,873
Global Aircraft Leasing Co., Ltd. 6.50%, 9/15/2024 (a)	53,690	51,860
Nationstar Mortgage Holdings, Inc. 5.75%, 11/15/2031 (a)	130,000	129,857
Navient Corp. 5.00%, 3/15/2027	25,000	25,489
See accompanying notes to financial statements.
17

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
NFP Corp. 6.88%, 8/15/2028 (a)	$ 35,000	$ 35,137
OneMain Finance Corp. 5.38%, 11/15/2029	75,000	81,553
PennyMac Financial Services, Inc. 4.25%, 2/15/2029 (a)	110,000	105,633
		1,303,928
ELECTRIC — 2.4%
Calpine Corp. 4.63%, 2/1/2029 (a)	130,000	128,882
Chile Electricity PEC SpA 0.01%, 1/25/2028 (a)	200,000	162,570
DTE Energy Co.:
Series C, 2.53%, 10/1/2024	30,000	30,926
Series F, 1.05%, 6/1/2025	425,000	417,091
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	130,400	125,218
Entergy Louisiana LLC 0.95%, 10/1/2024	450,000	446,355
Fenix Power Peru SA Series REGS, 4.32%, 9/20/2027	330,588	338,205
Guacolda Energia SA Series REGS, 4.56%, 4/30/2025	200,000	77,950
Inkia Energy, Ltd. Series REGS, 5.88%, 11/9/2027	250,000	256,220
Minejesa Capital B.V. Series REGS, 4.63%, 8/10/2030	400,000	410,504
NRG Energy, Inc. 3.63%, 2/15/2031 (a)	130,000	127,341
Pacific Gas & Electric Co. 1.75%, 6/16/2022	445,000	444,693
Pike Corp. 5.50%, 9/1/2028 (a)	120,000	120,394
Southern California Edison Co. SOFR + 0.83%, 0.88%, 4/1/2024 (b)	515,000	514,531
TNB Global Ventures Capital Bhd Series EMTN, 3.24%, 10/19/2026	300,000	313,488
		3,914,368
ENTERTAINMENT — 0.3%
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	150,000	155,322
See accompanying notes to financial statements.
18

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Caesars Entertainment, Inc. 4.63%, 10/15/2029 (a)	$ 50,000	$ 50,284
Cedar Fair L.P. 5.25%, 7/15/2029	100,000	103,083
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	45,000	45,988
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	60,000	60,890
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a)	80,000	79,472
5.88%, 9/1/2031 (a)	65,000	65,284
		560,323
ENVIRONMENTAL CONTROL — 0.3%
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	45,000	45,237
5.88%, 6/30/2029 (a)	40,000	40,004
Republic Services, Inc. 2.50%, 8/15/2024	440,000	452,839
		538,080
FOOD — 0.5%
Conagra Brands, Inc. 4.30%, 5/1/2024	422,000	449,493
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	40,000	39,684
5.50%, 10/15/2027 (a)	45,000	46,986
Post Holdings, Inc. 4.63%, 4/15/2030 (a)	125,000	126,864
US Foods, Inc. 4.63%, 6/1/2030 (a)	100,000	101,225
		764,252
FOREST PRODUCTS & PAPER — 0.1%
Glatfelter Corp. 4.75%, 11/15/2029 (a)	100,000	103,351
GAS — 0.1%
Atmos Energy Corp. 0.63%, 3/9/2023	245,000	244,358
See accompanying notes to financial statements.
19

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE PRODUCTS — 0.6%
Mozart Debt Merger Sub, Inc. 5.25%, 10/1/2029 (a)	$ 70,000	$ 71,090
Thermo Fisher Scientific, Inc. 0.80%, 10/18/2023	435,000	433,595
Zimmer Biomet Holdings, Inc. 1.45%, 11/22/2024	450,000	449,032
		953,717
HEALTH CARE SERVICES — 1.0%
Anthem, Inc. 3.50%, 8/15/2024	415,000	438,286
Centene Corp. 2.50%, 3/1/2031	130,000	126,546
CHS/Community Health Systems, Inc.:
6.00%, 1/15/2029 (a)	55,000	58,911
6.88%, 4/15/2029 (a)	75,000	76,593
HCA, Inc. 5.00%, 3/15/2024	415,000	446,457
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a)	40,000	40,457
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	95,000	99,808
Tenet Healthcare Corp. 6.13%, 10/1/2028 (a)	70,000	73,963
UnitedHealth Group, Inc. 0.55%, 5/15/2024	245,000	243,030
		1,604,051
HOME BUILDERS — 0.1%
Mattamy Group Corp. 4.63%, 3/1/2030 (a)	105,000	106,970
HOUSEHOLD PRODUCTS & WARES — 0.1%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.:
5.00%, 12/31/2026 (a)	55,000	54,294
7.00%, 12/31/2027 (a)	35,000	33,263
		87,557
HOUSEWARES — 0.0% (c)
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a)	85,000	81,643
See accompanying notes to financial statements.
20

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
INSURANCE — 0.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (a)	$ 85,000	$ 88,187
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	115,000	116,367
Athene Global Funding SOFR + 0.70%, 0.75%, 5/24/2024 (a) (b)	460,000	460,736
Brighthouse Financial Global Funding 0.60%, 6/28/2023 (a)	175,000	174,120
Grupo de Inversiones Suramericana SA 5.50%, 4/29/2026	200,000	212,432
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	40,000	41,454
Marsh & McLennan Cos., Inc. 3.88%, 3/15/2024	415,000	439,203
		1,532,499
INTERNET — 0.3%
Expedia Group, Inc. 6.25%, 5/1/2025 (a)	405,000	457,119
Uber Technologies, Inc. 4.50%, 8/15/2029 (a)	90,000	91,868
		548,987
INVESTMENT COMPANY SECURITY — 0.0% (c)
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 5.25%, 5/15/2027	35,000	35,980
LEISURE TIME — 0.3%
Carnival Corp. 5.75%, 3/1/2027 (a)	245,000	244,939
Viking Cruises, Ltd. 5.88%, 9/15/2027 (a)	205,000	195,037
		439,976
LODGING — 0.5%
Hyatt Hotels Corp. 1.30%, 10/1/2023	385,000	385,189
Marriott International, Inc. 3.60%, 4/15/2024	430,000	450,326
		835,515
See accompanying notes to financial statements.
21

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
MEDIA — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 1/15/2034 (a)	$ 85,000	$ 83,701
4.75%, 3/1/2030 (a)	95,000	99,036
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 8/15/2026 (a)	25,000	12,466
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	50,000	51,219
DISH DBS Corp. 5.13%, 6/1/2029	40,000	36,395
		282,817
MINING — 0.3%
Arconic Corp. 6.13%, 2/15/2028 (a)	80,000	85,124
Glencore Funding LLC 4.13%, 5/30/2023 (a)	430,000	447,557
		532,681
OIL & GAS — 2.0%
Apache Corp. 4.38%, 10/15/2028	75,000	81,739
Chesapeake Energy Corp. 5.88%, 2/1/2029 (a)	175,000	187,339
CNX Resources Corp. 6.00%, 1/15/2029 (a)	85,000	88,401
EQT Corp. 7.50%, 2/1/2030	30,000	38,514
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	75,000	77,264
6.25%, 11/1/2028 (a)	40,000	42,586
MEG Energy Corp.:
5.88%, 2/1/2029 (a)	10,000	10,488
7.13%, 2/1/2027 (a)	55,000	58,574
Occidental Petroleum Corp.:
6.13%, 1/1/2031	45,000	54,622
6.45%, 9/15/2036	25,000	31,876
6.63%, 9/1/2030	85,000	105,219
ONGC Videsh, Ltd. 3.75%, 5/7/2023	250,000	257,222
Pertamina Persero PT 1.40%, 2/9/2026	200,000	194,112
See accompanying notes to financial statements.
22

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Petrobras Global Finance BV 6.25%, 3/17/2024	$ 50,000	$ 54,020
Petronas Capital, Ltd. Series REGS, 3.50%, 3/18/2025	250,000	265,085
Pioneer Natural Resources Co. 0.55%, 5/15/2023	440,000	438,385
Qatar Petroleum 1.38%, 9/12/2026	300,000	294,042
Reliance Industries, Ltd. Class REGS, 4.13%, 1/28/2025	300,000	321,042
SA Global Sukuk, Ltd.:
1.60%, 6/17/2026 (a)	200,000	197,010
1.60%, 6/17/2026	200,000	196,800
Southwestern Energy Co.:
4.75%, 2/1/2032	45,000	47,435
5.38%, 2/1/2029	40,000	42,373
Sunoco L.P./Sunoco Finance Corp. 4.50%, 5/15/2029	20,000	20,329
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	125,000	121,259
Transocean, Inc. 11.50%, 1/30/2027 (a)	15,000	14,718
		3,240,454
OIL & GAS SERVICES — 0.4%
Schlumberger Holdings Corp. 3.75%, 5/1/2024 (a)	430,000	451,440
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 9/1/2027	80,000	84,499
Weatherford International, Ltd. 6.50%, 9/15/2028 (a)	50,000	52,928
		588,867
PHARMACEUTICALS — 0.1%
Bausch Health Cos., Inc. 6.25%, 2/15/2029 (a)	65,000	61,849
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 6.13%, 4/1/2029 (a)	45,000	44,059
		105,908
PIPELINES — 0.7%
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.75%, 3/1/2027 (a)	22,000	22,743
See accompanying notes to financial statements.
23

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
EQM Midstream Partners L.P. 4.75%, 1/15/2031 (a)	$ 75,000	$ 79,266
Galaxy Pipeline Assets Bidco, Ltd. 1.75%, 9/30/2027	195,731	195,940
GNL Quintero SA Series REGS, 4.63%, 7/31/2029	376,480	399,551
Hess Midstream Operations L.P. 4.25%, 2/15/2030 (a)	80,000	79,686
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	100,000	103,052
Transportadora de Gas del Peru SA Series REGS, 4.25%, 4/30/2028	200,000	211,942
Venture Global Calcasieu Pass LLC 4.13%, 8/15/2031 (a)	115,000	122,706
		1,214,886
REAL ESTATE — 0.1%
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75%, 1/15/2029 (a)	110,000	113,017
REAL ESTATE INVESTMENT TRUSTS — 0.4%
Iron Mountain, Inc. REIT, 4.50%, 2/15/2031 (a)	130,000	131,043
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. REIT, 5.75%, 2/1/2027	50,000	56,693
Welltower, Inc. REIT, 3.63%, 3/15/2024	420,000	441,718
		629,454
RETAIL — 0.7%
Dollar Tree, Inc. 4.00%, 5/15/2025	415,000	446,021
Ferrellgas L.P./Ferrellgas Finance Corp. 5.38%, 4/1/2026 (a)	80,000	77,699
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	95,000	95,665
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	130,000	131,071
Staples, Inc. 7.50%, 4/15/2026 (a)	35,000	35,946
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	130,000	131,842
See accompanying notes to financial statements.
24

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Superior Plus L.P./Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	$ 70,000	$ 71,794
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	85,000	86,737
		1,076,775
SEMICONDUCTORS — 0.3%
Microchip Technology, Inc. 0.97%, 2/15/2024	460,000	456,085
TELECOMMUNICATIONS — 1.5%
AT&T, Inc. 4.45%, 4/1/2024	415,000	443,170
Avaya, Inc. 6.13%, 9/15/2028 (a)	45,000	47,747
CommScope, Inc. 4.75%, 9/1/2029 (a)	50,000	49,754
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	25,000	25,793
5.88%, 10/15/2027 (a)	15,000	15,865
6.00%, 1/15/2030 (a)	50,000	50,213
KT Corp.:
1.00%, 9/1/2025	250,000	245,057
Series REGS, 2.50%, 7/18/2026	200,000	206,660
Millicom International Cellular SA Series REGS, 5.13%, 1/15/2028	180,000	186,934
Sable International Finance, Ltd. 5.75%, 9/7/2027	200,000	204,154
SingTel Group Treasury Pte, Ltd. Class EMTN, 3.25%, 6/30/2025	200,000	211,728
T-Mobile USA, Inc.:
2.88%, 2/15/2031	15,000	14,809
3.38%, 4/15/2029	20,000	20,404
3.38%, 4/15/2029 (a)	10,000	10,205
Verizon Communications, Inc. 3 Month USD LIBOR + 1.10%, 1.26%, 5/15/2025 (b)	445,000	453,286
VTR Comunicaciones SpA 5.13%, 1/15/2028	200,000	203,672
		2,389,451
TRANSPORTATION — 0.3%
Canadian Pacific Railway Co. 1.35%, 12/2/2024	440,000	440,524
See accompanying notes to financial statements.
25

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.3%
Penske Truck Leasing Co. L.P./PTL Finance Corp. 2.70%, 11/1/2024 (a)	$ 435,000	$ 448,285
TOTAL CORPORATE BONDS & NOTES (Cost $39,016,967)		38,827,617
ASSET-BACKED SECURITIES — 12.2%
AUTOMOBILE — 0.9%
CPS Auto Receivables Trust Series 2021-A, Class D, 1.16%, 12/15/2026 (a)	600,000	596,051
Exeter Automobile Receivables Trust Series 2021-1A, Class C, 0.74%, 1/15/2026	500,000	498,241
Hertz Vehicle Financing LLC Series 2021-1A, Class B, 1.56%, 12/26/2025 (a)	350,000	346,696
		1,440,988
OTHER ABS — 11.2%
ACREC 2021-FL1, Ltd. Series 2021-FL1, Class A, 1 Month USD LIBOR + 1.15%, 1.25%, 10/16/2036 (a) (b)	181,000	181,000
Affirm Asset Securitization Trust Series 2020-A, Class B, 3.54%, 2/18/2025 (a)	750,000	752,094
Anchorage Capital CLO 19, Ltd. Series 2021-19A, Class A, 3 Month USD LIBOR + 1.21%, 1.37%, 10/15/2034 (a) (b)	1,000,000	999,737
Arbor Realty Collateralized Loan Obligation 2020-FL1, Ltd. Series 2020-FL1, Class AS, 1 Month USD LIBOR + 1.51%, 1.56%, 2/15/2035 (a) (b)	131,000	130,918
Arbor Realty Commercial Real Estate Notes 2018-FL1, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 1.15%, 1.26%, 6/15/2028 (a) (b)	71,000	70,978
Arbor Realty Commercial Real Estate Notes 2021-FL3, Ltd. Series 2021-FL3, Class A, 1 Month USD LIBOR + 1.07%, 1.18%, 8/15/2034 (a) (b)	193,000	192,525
Bain Capital Credit CLO Series 2019-1A, Class AR, 3 Month USD LIBOR + 1.13%, 1.25%, 4/19/2034 (a) (b)	500,000	499,875
BDS, Ltd. Series 2019-FL4, Class A, 1 Month USD LIBOR + 1.10%, 1.21%, 8/15/2036 (a) (b)	74,902	74,868
BRSP 2021-FL1, Ltd. Series 2021-FL1, Class A, 1 Month USD LIBOR + 1.15%, 1.25%, 8/19/2038 (a) (b)	151,000	150,524
See accompanying notes to financial statements.
26

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
BSPRT Issuer, Ltd.:
Series 2019-FL5, Class A, 1 Month USD LIBOR + 1.15%, 1.26%, 5/15/2029 (a) (b)	$ 295,095	$ 295,096
Series 2021-FL6, Class A, 1 Month USD LIBOR + 1.100%, 1.21%, 3/15/2036 (a) (b)	138,000	137,591
Carlyle US CLO, Ltd Series 2021-1A, Class A1, 3 Month USD LIBOR + 1.140%, 1.26%, 4/15/2034 (a) (b)	1,000,000	999,749
CarVal CLO IV, Ltd. Series 2021-1A, Class A1A, 3 Month USD LIBOR + 1.18%, 1.31%, 7/20/2034 (a) (b)	500,000	500,149
CHCP, Ltd.:
Series 2021-FL1, Class A, 1 Month USD LIBOR + 1.16%, 1.21%, 2/15/2038 (a) (b)	300,000	299,488
Series 2021-FL1, Class AS, 1 Month USD LIBOR + 1.41%, 1.46%, 2/15/2038 (a) (b)	100,000	99,648
CLNC, Ltd. Series 2019-FL1, Class AS, 1 Month USD LIBOR + 1.66%, 1.71%, 8/20/2035 (a) (b)	131,000	130,836
Credit-Based Asset Servicing & Securitization LLC Series 2004-CB7, Class M1, 1 Month USD LIBOR + 1.005%, 1.10%, 10/25/2034 (b)	660,643	662,360
FS RIALTO Series 2021-FL2, Class A, 1 Month USD LIBOR + 1.22%, 1.33%, 4/16/2028 (a) (b)	150,000	149,477
FS Rialto 2019-FL1 Series 2019-FL1, Class A, 1 Month USD LIBOR + 1.20%, 1.31%, 12/16/2036 (a) (b)	161,000	160,642
FS Rialto 2021-FL3 Series 2021-FL3, Class A, 1 Month USD LIBOR + 1.25%, 1.36%, 11/16/2036 (a) (b)	181,000	181,052
HalseyPoint CLO 3, Ltd. Series 2020-3A, Class A1A, 3 Month USD LIBOR + 1.45%, 1.58%, 11/30/2032 (a) (b)	900,000	900,900
Jamestown CLO XV, Ltd. Series 2020-15A, Class A, 3 Month USD LIBOR + 1.340%, 1.46%, 4/15/2033 (a) (b)	500,000	499,650
LCCM 2021-FL2 Trust Series 2021-FL2, Class A, 1 Month USD LIBOR + 1.20%, 1.31%, 12/13/2038 (a) (b)	151,000	150,824
LCCM Trust Series 2021-FL3, Class A, 1 Month USD LIBOR + 1.45%, 1.55%, 11/15/2038 (a) (b)	181,000	181,054
See accompanying notes to financial statements.
27

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Lendingpoint 2021-A Asset Securitization Trust Series 2021-A, Class B, 1.46%, 12/15/2028 (a)	$ 400,000	$ 397,398
LoanCore 2018-CRE1 Issuer, Ltd. Series 2018-CRE1, Class A, 1 Month USD LIBOR + 1.13%, 1.24%, 5/15/2028 (a) (b)	20,940	20,909
LoanCore 2019-CRE2 Issuer, Ltd. Series 2019-CRE2, Class AS, 1 Month USD LIBOR + 1.50%, 1.61%, 5/15/2036 (a) (b)	100,000	99,817
Loanpal Solar Loan, Ltd. Series 2021-1GS, Class A, 2.29%, 1/20/2048 (a)	398,625	394,895
Marble Point CLO XXI, Ltd. Series 2021-3A, Class A1, 3 Month USD LIBOR + 1.24%, 1.37%, 10/17/2034 (a) (b)	2,000,000	1,999,496
Marlette Funding Trust:
Series 2019-4A, Class A, 2.39%, 12/17/2029 (a)	12,303	12,307
Series 2021-1A, Class C, 1.41%, 6/16/2031 (a)	650,000	640,800
MF1 2021-FL7, Ltd. Series 2021-FL7, Class A, 1 Month USD LIBOR + 1.08%, 1.19%, 10/16/2036 (a) (b)	192,000	191,290
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL6, Class A, 1 Month USD LIBOR + 1.10%, 1.21%, 7/16/2036 (a) (b)	150,000	149,690
NLY Commercial Mortgage Trust Series 2019-FL2, Class AS, 1 Month USD LIBOR + 1.60%, 1.71%, 2/15/2036 (a) (b)	120,000	119,491
Northwoods Capital XVI, Ltd. Series 2017-16A, Class A, 3 Month USD LIBOR + 1.27%, 1.43%, 11/15/2030 (a) (b)	1,000,626	999,625
Pagaya AI Debt Selection Trust Series 2021-3, Class B, 1.74%, 5/15/2029 (a)	1,000,000	990,651
Pagaya AI Debt Selection Trust 2021-5 Series 2021-5, Class B, 2.63%, 8/15/2029 (a)	1,000,000	997,844
Sapphire Aviation Finance II, Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (a)	410,974	399,015
Shackleton CLO, Ltd. Series 2013-3A, Class AR, 3 Month USD LIBOR + 1.12%, 1.24%, 7/15/2030 (a) (b)	497,278	496,681
Sound Point CLO Series 2020-1A, Class AR, 3 Month USD LIBOR - 1.17%, 1.30%, 7/20/2034 (a) (b)	1,000,000	999,748
STWD, Ltd. Series 2019-FL1, Class AS, 1 Month USD LIBOR + 1.51%, 1.56%, 7/15/2038 (a) (b)	100,000	99,906
See accompanying notes to financial statements.
28

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Vibrant ClO VIII, Ltd. Series 2018-8A, Class A1A, 3 Month USD LIBOR + 1.14%, 1.27%, 1/20/2031 (a) (b)	$ 500,000	$ 499,400
Washington Mutural Asset-Backed Certificates WMABS Trust Series 2006-HE5, Class 2A2, 1 Month USD LIBOR + 0.18%, 0.28%, 10/25/2036 (b)	302,344	147,937
		18,057,935
STUDENT LOAN ABS — 0.1%
Commonbond Student Loan Trust Series 2018-BGS, Class B, 3.99%, 9/25/2045 (a)	179,398	184,264
Laurel Road Prime Student Loan Trust Series 2019-A, Class A1FX, 2.34%, 10/25/2048 (a)	54,988	55,396
		239,660
TOTAL ASSET-BACKED SECURITIES (Cost $19,799,081)		19,738,583
FOREIGN GOVERNMENT OBLIGATIONS — 2.6%
BRAZIL — 0.1%
Brazilian Government International Bond 2.88%, 6/6/2025	250,000	253,648
CHILE — 0.3%
Chile Government International Bond 3.13%, 1/21/2026	400,000	421,048
COLOMBIA — 0.3%
Colombia Government International Bond 4.50%, 1/28/2026	400,000	418,872
INDONESIA — 0.4%
Perusahaan Penerbit SBSN Indonesia III:
Series 144A, 1.50%, 06/09/2026 (a)	200,000	199,460
Series REGS, 1.50%, 06/09/2026	300,000	299,190
Series REGS, 2.30%, 06/23/2025	200,000	205,582
		704,232
PANAMA — 0.2%
Panama Government International Bond 3.75%, 3/16/2025	250,000	264,882
See accompanying notes to financial statements.
29

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
PERU — 0.1%
Corp. Financiera de Desarrollo SA Series REGS, 3 Month USD LIBOR + 5.605%, 5.25%, 7/15/2029 (b)	$ 200,000	$ 205,864
QATAR — 0.3%
Qatar Government International Bond Series REGS, 3.25%, 6/2/2026	400,000	425,988
SAUDI ARABIA — 0.2%
Saudi Government International Bond Series REGS, 3.25%, 10/26/2026	250,000	266,357
SOUTH KOREA — 0.5%
Korea Development Bank:
1.00%, 09/09/2026	250,000	244,563
1.25%, 06/03/2025	200,000	199,306
Korea Electric Power Corp. Series REGS, 1.13%, 6/15/2025	400,000	395,628
		839,497
THAILAND — 0.1%
Export Import Bank of Thailand Series EMTN, 3 Month USD LIBOR + 0.85%, 1.01%, 5/23/2024 (b)	250,000	250,565
UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Government International Bond Series 144A, 2.50%, 4/16/2025 (a)	200,000	207,802
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,318,961)		4,258,755
U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.3%
Federal Home Loan Mortgage Corp.:
1.50% 2/1/2036	6,902,592	6,934,086
1.50%, 3/1/2036	3,507,330	3,520,650
2.00%, 3/1/2036	1,525,210	1,563,469
2.00%, 5/1/2036	2,786,885	2,867,304
2.00%, 10/1/2041	1,476,411	1,493,837
3.50%, 9/1/2032	295,155	312,281
Series 4211, Class AP, 1.60%, 3/15/2043	1,086,686	1,098,513
Series 4461, Class BA, CMO, 2.00%, 12/15/2043	706,049	715,766
Series 4030, Class AN, CMO, REMIC, 1.75%, 4/15/2027	603,053	610,270
See accompanying notes to financial statements.
30

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 4060, Class QA, CMO, REMIC, 1.50%, 9/15/2026	$ 101,966	$ 102,369
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	99,124	100,007
Series 4582, Class HA, CMO, REMIC, 3.00%, 9/15/2045	262,881	273,580
Series K722, Class X1, IO, 1.31%, 3/25/2023 (b)	412,147	4,521
Federal National Mortgage Association:
1.50%, 2/1/2036	1,701,202	1,708,966
1.50%, 3/1/2036	436,836	438,495
1.50%, 5/1/2036	1,158,653	1,164,322
2.00%, 1/1/2036	875,522	899,991
2.00%, 2/1/2036	1,268,388	1,300,053
2.00%, 9/1/2036	961,525	985,649
2.00%, 10/1/2036	1,946,162	1,994,989
2.50%, 1/1/2032	1,217,898	1,265,265
2.50%, 8/1/2041	4,402,765	4,587,033
3.00%, 11/1/2033	899,286	946,777
3.00%, 11/1/2036	198,423	208,144
12 Month USD LIBOR + 1.66%, 2.53%, 5/1/2044 (b)	101,686	106,031
Series 2010-141, Class FB, CMO, REMIC, 1 Month USD LIBOR + 0.47%, 0.57%, 12/25/2040 (b)	182,329	183,920
Series 2012-32, Class DA, CMO, REMIC, 2.00%, 11/25/2026	634,310	641,600
Series 2016-8, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.45%, 0.55%, 3/25/2046 (b)	294,230	296,227
Series 2018-27, Class FJ, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 0.40%, 12/25/2047 (b)	215,139	215,339
Series 2018-45, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 0.40%, 6/25/2048 (b)	250,612	250,843
Series 2020-M49, Class 1A1, VRN, 1.26%, 11/25/2030 (b)	1,088,589	1,074,894
Freddie Mac Pool 2.00%, 12/1/2036	2,979,523	3,054,263
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $41,319,731)		40,919,454
U.S. TREASURY OBLIGATIONS — 16.7%
U.S. Treasury Bill:
0.07%, 3/24/2022	100,000	99,988
0.08%, 8/11/2022	14,400,000	14,382,620
0.12%, 7/14/2022	5,400,000	5,394,811
U.S. Treasury Note:
1.63%, 4/30/2023	4,000,000	4,057,344
2.25%, 12/31/2023	3,000,000	3,090,117
TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,854,050)		27,024,880
See accompanying notes to financial statements.
31

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
MORTGAGE-BACKED SECURITIES — 4.8%
Alternative Loan Trust Series 2006-41CB, Class 1A3, CMO, 6.00%, 1/25/2037	$ 263,327	$ 186,284
Alternative Loan Trust 2006-J7 Series 2006-J7, Class 1A3, 6.25%, 11/25/2036	457,063	303,220
Atrium Hotel Portfolio Trust Series 2017-ATRM, Class E, 1 Month USD LIBOR + 3.05%, 3.16%, 12/15/2036 (a) (b)	36,000	34,053
BANK:
Series 2017-BNK6, Class XA, IO, 0.80%, 7/15/2060 (b)	1,080,143	36,191
Series 2020-BN26, Class XA, IO, VRN, 1.23%, 3/15/2063 (b)	1,313,424	104,978
BBCMS Mortgage Trust Series 2017-DELC, Class E, 1 Month USD LIBOR + 2.50%, 2.61%, 8/15/2036 (a) (b)	38,000	37,611
BENCHMARK Mortgage Trust Series 2018-B1, Class XA, IO, 0.50%, 1/15/2051 (b)	2,217,598	54,094
BX Trust Series 2018-EXCL, Class A, 1 Month USD LIBOR + 1.09%, 1.20%, 9/15/2037 (a) (b)	177,135	175,874
Cantor Commercial Real Estate Series 2019-CF1, Class 65A, 4.41%, 5/15/2052 (a) (b)	163,000	166,157
Citigroup Commercial Mortgage Trust:
Series 2018-TBR, Class D, 1 Month USD LIBOR + 1.80%, 1.91%, 12/15/2036 (a) (b)	95,000	92,916
Series 2019-PRM, Class D, 4.35%, 5/10/2036 (a)	261,000	269,461
Series 2016-GC37, Class XA, IO, 1.69%, 4/10/2049 (b)	429,682	24,822
COMM Mortgage Trust:
Series 2018-HCLV, Class A, 1 Month USD LIBOR + 1.00%, 1.11%, 9/15/2033 (a) (b)	70,000	69,487
Series 2015-CR25, Class XA, IO, 0.82%, 8/10/2048 (b)	1,162,965	29,322
Credit Suisse Mortgage Capital Certificates Series 2017-CHOP, Class D, 1 Month USD LIBOR + 2.15%, 2.26%, 7/15/2032 (a) (b)	29,000	28,479
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class XA, IO, 1.19%, 6/15/2050 (b)	295,032	12,098
Series 2017-CX10, Class XA, IO, 0.71%, 11/15/2050 (b)	969,049	30,502
Series 2017-CX9, Class XA, IO, 0.85%, 9/15/2050 (b)	1,806,682	35,413
CSMC Mortgage Backed Trust Series 2020-RPL3, Class A1, CMO, 2.69%, 3/25/2060 (a) (b)	1,042,311	1,045,693
Great Wolf Trust Series 2019-WOLF, Class E, 1 Month USD LIBOR + 2.73%, 2.84%, 12/15/2036 (a) (b)	125,000	121,307
GS Mortgage Securities Trust:
Series 2012-ALOH, Class A, 3.55%, 4/10/2034 (a)	129,000	129,000
Series 2021-IP, Class A, 1 Month USD LIBOR + 0.95%, 1.06%, 10/15/2036 (a) (b)	181,000	179,848
See accompanying notes to financial statements.
32

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-GS7, Class XA, IO, 1.11%, 8/10/2050 (b)	$ 386,561	$ 17,960
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2019-MFP, Class A, 1 Month USD LIBOR + 0.96% , 1.07%, 7/15/2036 (a) (b)	107,000	106,800
Series 2016-JP4, Class XA, IO, 0.59%, 12/15/2049 (b)	1,397,229	33,505
JPMBB Commercial Mortgage Securities Trust:
Series 2019-COR5, Class XA, IO, VRN, 1.48%, 6/13/2052 (b)	1,109,594	91,925
Series 2014-C25, Class B, VRN, 4.35%, 11/15/2047 (b)	150,000	156,316
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (a) (d)	450,356	449,668
LoanCore 2019-CRE3 Issuer, Ltd. Series 2019-CRE3, Class AS, 1 Month USD LIBOR + 1.37%, 1.48%, 4/15/2034 (a) (b)	117,900	117,836
MF1 2020-FL3, Ltd. Series 2020-FL3, Class A, 1 Month USD LIBOR + 2.16%, 2.21%, 7/15/2035 (a) (b)	72,083	72,480
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C15, Class XA, IO, 0.93%, 4/15/2047 (b)	739,198	11,022
Series 2014-C19, Class LNCX, IO, 0.60%, 12/15/2046 (a) (b)	1,165,488	17,743
Morgan Stanley Capital I Trust:
Series 2019-PLND, Class B, 1 Month USD LIBOR + 1.30%, 1.41%, 5/15/2036 (a) (b)	163,000	160,770
Series 2019-PLND, Class D, 1 Month USD LIBOR + 1.75%, 1.86%, 5/15/2036 (a) (b)	127,000	123,904
Series 2016-UB12, Class XA, IO, 0.71%, 12/15/2049 (b)	1,368,577	36,821
Morgan Stanley Captial I Trust Series 2021-L6, Class A2, 2.13%, 6/15/2054	151,000	151,617
MSCG Trust Series 2018-SELF, Class A, 1 Month USD LIBOR + 0.90%, 1.01%, 10/15/2037 (a) (b)	79,000	78,943
Natixis Commercial Mortgage Securities Trust Series 2018-FL1, Class A, 1 Month USD LIBOR + 0.95%, 1.06%, 6/15/2035 (a) (b)	78,409	77,511
PFP, Ltd. Series 2019-6, Class A, 1 Month USD LIBOR + 1.05%, 1.16%, 4/14/2037 (a) (b)	37,716	37,585
ReadyCap Commercial Mortgage Trust Series 2019-FL3, Class A, 1 Month USD LIBOR + 1.00%, 1.10%, 3/25/2034 (a) (b)	2,615	2,616
Residential Asset Securitization Trust Series 2006-A6, Class 1A4, CMO, IO, 6.00%, 7/25/2036	2,560,912	918,943
Shelter Growth CRE Issuer, Ltd. Series 2019-FL2, Class B, 1 Month USD LIBOR + 2.30%, 1.91%, 5/15/2036 (a) (b)	67,311	67,086
Toorak Mortgage Corp., Ltd. Series 2020-1, Class A1, 2.73%, 3/25/2023 (a) (d)	1,000,000	1,001,538
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.53%, 6/15/2050 (b)	633,510	41,464
See accompanying notes to financial statements.
33

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (b)	$ 407,652	$ 419,787
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8, Class 2CB3, CMO, 1 Month USD LIBOR + 0.41%, 0.51%, 10/25/2035 (b)	383,269	367,809
Wells Fargo Commercial Mortgage Trust Series 2019-C51, Class XA, IO, VRN, 1.33%, 6/15/2052 (b)	992,693	75,241
WFRBS Commercial Mortgage Trust Series 2013-C18, Class XA, IO, 0.78%, 12/15/2046 (b)	799,186	10,144
TOTAL MORTGAGE-BACKED SECURITIES (Cost $8,713,775)		7,813,844
COMMERCIAL MORTGAGE BACKED SECURITIES — 2.3%
Arbor Multifamily Mortgage Securities Trust 2021-MF2 Series 2021-MF2, Class A2, 2.02%, 6/15/2054 (a)	139,000	138,914
Benchmark 2019-B15 Mortgage Trust Series 2019-B15, Class XA, IO, VRN, 0.82%, 12/15/2072 (b)	4,078,933	204,089
BPR Trust 2021-TY Series 2021-TY, Class A, 1 Month USD LIBOR + 1.05%, 1.16%, 9/15/2038 (a) (b)	192,000	191,644
BX Commercial Mortgage Trust 2021-21M Series 2021-21M, Class A, 1 Month USD LIBOR + 0.73%, 0.84%, 10/15/2036 (a) (b)	181,000	179,413
BX Trust Series 2021-VIEW, Class A, 1 Month USD LIBOR + 1.28%, 1.39%, 6/15/2023 (a) (b)	299,000	299,245
BXHPP Trust 2021-FILM Series 2021-FILM, Class B, 1 Month USD LIBOR + 0.90%, 1.01%, 8/15/2036 (a) (b)	224,000	221,377
BXMT, Ltd. Series 2021-FL4, Class A, 1 Month USD LIBOR + 1.05%, 1.16%, 5/15/2038 (a) (b)	138,000	137,741
Citigroup Commercial Mortgage Trust Series 2020-GC46, Class XA, IO, VRN, 0.99%, 2/15/2053 (b)	2,205,973	134,200
EQUS 2021-EQAZ Mortgage Trust Series 2021-EQAZ, Class A, 1 Month USD LIBOR + 0.75%, 0.86%, 10/15/2038 (a) (b)	181,000	180,269
Extended Stay America Trust Series 2021-ESH, Class A, 1 Month USD LIBOR + 1.08%, 1.19%, 7/15/2038 (a) (b)	149,224	149,256
GPMT, Ltd. Series 2021-FL3, Class A, 1 Month USD LIBOR + 1.25%, 1.35%, 7/16/2035 (a) (b)	87,172	87,142
GS Mortgage Securities Trust Series 2020-GC47, Class XA, IO, VRN, 1.13%, 5/12/2053 (b)	2,114,109	169,117
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5, Class AS, 1 Month USD LIBOR + 1.31%, 1.36%, 7/15/2036 (a) (b)	138,000	137,878
Morgan Stanley Capital I, Inc. Series 2021-ILP, Class A, 1 Month USD LIBOR + 0.78%, 0.89%, 11/15/2023 (a) (b)	180,404	180,232
See accompanying notes to financial statements.
34

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SREIT Trust 2021-MFP Series 2021-MFP, Class A, 1 Month USD LIBOR + 0.73%, 0.83%, 11/15/2038 (a) (b)	$ 181,000	$ 180,036
Wells Fargo Commercial Mortgage Trust:
Series 2021-C60, Class A2, 2.04%, 8/15/2054	151,000	151,035
Series 2021-SAVE, Class A, 1 Month USD LIBOR + 1.150%, 1.26%, 2/15/2040 (a) (b)	90,902	90,907
Series 2021-SAVE, Class B, 1 Month USD LIBOR + 1.450%, 1.56%, 2/15/2040 (a) (b)	90,902	90,494
Series 2019-C52, Class XA, IO, VRN, 1.59%, 8/15/2052 (b)	2,969,346	268,841
WFRBS Commercial Mortgage Trust:
Series 2014-C21, Class AS, 3.89%, 8/15/2047	250,000	258,941
Series 2014-C23, Class AS, VRN, 4.21%, 10/15/2057 (b)	235,000	249,160
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $3,797,185)		3,699,931
SENIOR FLOATING RATE LOANS — 7.2%
CABLE/SATELLITE TV — 0.2%
Cable One, Inc. Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 2.000% 2.10%, 5/3/2028 (b)	298,500	298,998
CASINO SERVICES — 0.3%
Stars Group Holdings B.V. Senior Secured 2018 USD Incremental Term Loan, 3 Month USD LIBOR + 2.25% 2.47%, 7/21/2026 (b)	425,000	424,020
CHEMICALS — 0.4%
Axalta Coating Systems US Holdings, Inc. Senior Secured USD Term Loan B3, 3 Month USD LIBOR + 1.75% 1.97%, 6/1/2024(b)	422,482	422,747
Element Solutions Inc. Senior Secured 2019 Term Loan B1, 1 Month USD LIBOR + 2.000% 2.10%, 1/31/2026(b)	223,855	223,295
		646,042
COMMERCIAL SERVICES — 0.2%
Terminix Co., LLC Senior Secured 2019 Term Loan D, 1 Month USD LIBOR + 1.750% 1.88%, 11/5/2026 (b)	300,000	300,252
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Clean Harbors Inc. Senior Secured 2021 Incremental Term Loan B, 1 Month USD LIBOR + 2.000% 2.10%, 10/8/2028(b)	75,000	75,047
KAR Auction Services, Inc. Senior Secured 2019 Term Loan B6, 1 Month USD LIBOR + 2.250% 2.38%, 9/19/2026(b)	299,237	295,496
		370,543
See accompanying notes to financial statements.
35

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
DISTRIBUTION/WHOLESALE — 0.2%
Resideo Funding Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 2.25% 2.75%, 2/11/2028 (b)	$ 298,496	$ 298,496
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Setanta Aircraft Leasing Designated Activity Company Senior Secured Term Loan B, 3 Month USD LIBOR + 2.000% 2.14%, 11/5/2028(b)	185,000	185,116
Trans Union, LLC Senior Secured 2019 Term Loan B5, 1 Month USD LIBOR + 1.75% 1.85%, 11/16/2026(b)	236,790	234,718
		419,834
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Level 3 Financing, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 1.75% 1.85%, 3/1/2027 (b)	425,000	420,219
ENTERTAINMENT — 0.3%
WMG Acquisition Corp. Senior Secured 2021 Term Loan G, 1 Month USD LIBOR + 2.125% 2.23%, 1/20/2028 (b)	425,000	423,991
FINANCE-OTHER SERVICES — 0.2%
RPI Intermediate Finance Trust Senior Secured 2020 Term Loan B1, 1 Month USD LIBOR + 1.750% 1.85%, 2/11/2027 (b)	413,911	413,178
FOOD PRODUCTS — 0.3%
KFC Holding Co. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 1.750% 1.85%, 3/15/2028 (b)	423,935	423,935
FORESTRY — 0.3%
Asplundh Tree Expert, LLC Senior Secured 2021 Term Loan B2, 1 Month USD LIBOR + 1.750% 1.85%, 9/7/2027 (b)	422,859	421,686
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (c)
ICU Medical, Inc. Senior Secured Term Loan B, 12/16/2028 (e)	30,000	30,081
HEALTH CARE PROVIDERS & SERVICES — 0.5%
Horizon Therapeutics USA, Inc. Senior Secured 2021 Term Loan B2, 1 Month USD LIBOR + 1.75% 2.25%, 3/15/2028(b)	423,935	423,064
ICON Luxembourg S.A.R.L. Senior Secured LUX Term Loan, 3 Month USD LIBOR + 2.25% 2.75%, 7/3/2028(b)	308,535	309,027
ICON Luxembourg S.A.R.L. Senior Secured US Term Loan, 3 Month USD LIBOR + 2.25% 2.75%, 7/3/2028(b)	76,871	76,994
		809,085
See accompanying notes to financial statements.
36

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
HOTELS, RESTAURANTS & LEISURE — 0.3%
1011778 B.C. Unlimited Liability Co. Senior Secured Term Loan B4, 1 Month USD LIBOR + 1.75% 1.85%, 11/19/2026 (b)	$ 447,716	$ 442,399
HOUSEHOLD DURABLES — 0.0% (c)
Installed Building Products, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 2.250% 2.75%, 12/14/2028	15,000	15,031
HOUSEHOLD PRODUCTS — 0.5%
Energizer Holdings, Inc. Senior Secured 2020 Term Loan, 12/22/2027(e)	339,146	338,829
Reynolds Consumer Products, LLC Senior Secured Term Loan, 1 Month USD LIBOR + 1.75% 1.85%, 2/4/2027(b)	422,547	420,848
		759,677
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.4%
Calpine Corp. Senior Secured 2020 Term Loan B5, 1 Month USD LIBOR + 2.50% 2.61%, 12/16/2027(b)	298,492	296,937
Vistra Operations Co., LLC Senior Secured 1st Lien Term Loan B3, 1 Month USD LIBOR + 1.75% 1.86%, 12/31/2025(b)	422,633	420,009
		716,946
INTERACTIVE MEDIA & SERVICES — 0.3%
Go Daddy Operating Co., LLC Senior Secured 2017 Repriced Term Loan, 1 Month USD LIBOR + 1.75% 1.85%, 2/15/2024 (b)	422,043	419,992
IT SERVICES — 0.2%
Fleetcor Technologies Operating Company, LLC Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 1.750% 1.85%, 4/28/2028 (b)	422,876	418,436
MACHINERY — 0.3%
Ali Group S.R.L. , 10/12/2028(e)	85,000	84,587
Ingersoll-Rand Services Co. Senior Secured 2020 USD Spinco Term Loan, 1 Month USD LIBOR + 1.75% 1.85%, 3/1/2027(b)	447,722	443,399
		527,986
MEDIA — 0.2%
Gray Television, Inc. Senior Secured 2021 Term Loan D, 1 Month USD LIBOR + 3.000% 3.10%, 12/1/2028	80,000	79,710
Nexstar Broadcasting, Inc. Senior Secured 2019 Term Loan B4, 3 Month USD LIBOR + 2.50% 2.60%, 9/18/2026(b)	300,000	299,814
		379,524
See accompanying notes to financial statements.
37

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
MRI/MEDICAL DIAG IMAGING — 0.2%
IQVIA, Inc. Senior Secured 2018 USD Term Loan B3, 3 Month USD LIBOR + 1.750% 1.97%, 6/11/2025 (b)	$ 396,862	$ 396,036
PHARMACEUTICALS — 0.5%
Catalent Pharma Solutions Inc. Senior Secured 2021 Term Loan B3, 1 Month USD LIBOR + 2.000% 2.50%, 2/22/2028(b)	34,912	35,004
Elanco Animal Health, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 1.75% 1.85%, 8/1/2027(b)	512,341	506,377
Grifols Worldwide Operations USA, Inc. Senior Secured USD 2019 Term Loan B, 1 Month USD LIBOR + 2.00% 2.10%, 11/15/2027(b)	319,481	315,346
		856,727
PROFESSIONAL SERVICES — 0.1%
Trans Union, LLC Senior Secured 2021 Term Loan B6, 12/1/2028 (e)	95,000	94,881
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.2%
Iron Mountain, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.750% 1.85%, 1/2/2026 (b)	423,902	418,249
SOFTWARE — 0.3%
SS&C Technologies, Inc. Senior Secured 2018 Term Loan B5, 1 Month USD LIBOR + 1.750% 1.85%, 4/16/2025 (b)	432,458	428,313
THRIFTS & MORTGAGE FINANCE — 0.0% (c)
Walker & Dunlop, Inc. Senior Secured 2021 Term Loan, 12/16/2028 (e)	40,000	40,000
TOTAL SENIOR FLOATING RATE LOANS (Cost $11,606,341)		11,614,557
	Shares
SHORT-TERM INVESTMENT — 3.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (f) (g) (Cost $5,925,569)	5,925,569	5,925,569
TOTAL INVESTMENTS — 98.8% (Cost $161,351,660)		159,823,190
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		1,965,175
NET ASSETS — 100.0%		$ 161,788,365

See accompanying notes to financial statements.
38

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 23.8% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Amount is less than 0.05% of net assets.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2021. Maturity date shown is the final maturity.
(e)	Position is unsettled. Contract rate was not determined at December 31, 2021 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2021.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note
See accompanying notes to financial statements.
39

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 38,827,617	$—	$ 38,827,617
Asset-Backed Securities	—	19,738,583	—	19,738,583
Foreign Government Obligations	—	4,258,755	—	4,258,755
U.S. Government Agency Obligations	—	40,919,454	—	40,919,454
U.S. Treasury Obligations	—	27,024,880	—	27,024,880
Mortgage-Backed Securities	—	7,813,844	—	7,813,844
Commercial Mortgage Backed Securities	—	3,699,931	—	3,699,931
Senior Floating Rate Loans	—	11,614,557	—	11,614,557
Short-Term Investment	5,925,569	—	—	5,925,569
TOTAL INVESTMENTS	$5,925,569	$153,897,621	$—	$159,823,190
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	14,576,244	$14,576,244	$118,036,333	$126,687,008	$—	$—	5,925,569	$5,925,569	$1,556
See accompanying notes to financial statements.
40

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 14.9%
ARGENTINA — 0.1%
AES Argentina Generacion SA Series REGS, 7.75%, 2/2/2024	$ 500,000	$ 423,755
Banco Macro SA:
USD 5 Year Swap Rate + 5.46%, 6.75%, 11/4/2026 (a) (b)	300,000	250,818
Series REGS, USD 5 Year Swap Rate + 5.46%, 6.75%, 11/4/2026 (b)	1,000,000	836,060
Pampa Energia SA:
Series REGS, 7.50%, 1/24/2027	2,000,000	1,727,800
Series REGS, 9.13%, 4/15/2029	150,000	131,969
		3,370,402
AUSTRALIA — 0.3%
Glencore Funding LLC:
1.63%, 4/27/2026 (a)	1,120,000	1,099,873
3.38%, 9/23/2051 (a)	745,000	712,369
Macquarie Group, Ltd.:
SOFR + 0.91%, 1.63%, 9/23/2027 (a) (b)	1,665,000	1,629,469
SOFR + 1.53%, 2.87%, 1/14/2033 (a) (b)	1,910,000	1,903,640
Westpac Banking Corp. 5 year CMT + 1.53%, 3.02%, 11/18/2036 (b)	1,840,000	1,820,128
		7,165,479
BELGIUM — 0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 1/23/2049	1,255,000	1,735,803
BRAZIL — 0.4%
Banco do Brasil SA 10 Year CMT + 6.36%, 9.00%, 6/18/2024 (b)	1,500,000	1,600,260
Banco do Estado do Rio Grande do Sul SA Series REGS, VRN, 5 year CMT + 4.93%, 5.38%, 1/28/2031 (b)	700,000	678,097
Cosan Overseas, Ltd. 8.25%, 2/5/2022	4,314,000	4,405,672
Itau Unibanco Holding SA:
VRN, 5 Year CMT + 3.22%, 4.63%, 2/27/2025 (a) (b)	200,000	187,516
Series REGS, 5 Year CMT + 3.98%, 6.13%, 12/12/2022 (b)	1,200,000	1,206,612
Series REGS, VRN, 5 year CMT + 3.22%, 4.63%, 2/27/2025 (b)	200,000	187,516
Series REGS, VRN, 5 year CMT + 3.45%, 3.88%, 4/15/2031 (b)	1,100,000	1,055,483
See accompanying notes to financial statements.
41

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Minerva Luxembourg SA 4.38%, 3/18/2031 (a)	$ 1,200,000	$ 1,142,904
Petrobras Global Finance B.V.:
5.50%, 6/10/2051	1,300,000	1,206,322
6.75%, 6/3/2050	1,000,000	1,047,340
		12,717,722
CANADA — 0.5%
Air Canada 3.88%, 8/15/2026 (a)	320,000	327,203
Bank of Nova Scotia:
1.63%, 5/1/2023	1,360,000	1,375,586
3.40%, 2/11/2024	400,000	419,392
Bombardier, Inc. 7.88%, 4/15/2027 (a)	350,000	362,947
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	615,000	615,369
6.00%, 6/1/2029 (a)	480,000	461,717
GFL Environmental, Inc. 4.00%, 8/1/2028 (a)	585,000	574,101
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	225,000	231,894
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.:
5.00%, 12/31/2026 (a)	975,000	962,491
7.00%, 12/31/2027 (a)	525,000	498,939
Mattamy Group Corp. 4.63%, 3/1/2030 (a)	395,000	402,410
MEG Energy Corp.:
5.88%, 2/1/2029 (a)	95,000	99,639
7.13%, 2/1/2027 (a)	460,000	489,891
Parkland Corp.:
4.50%, 10/1/2029 (a)	435,000	435,718
4.63%, 5/1/2030 (a)	300,000	299,091
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	325,000	322,231
Royal Bank of Canada Series GMTN, 1.15%, 7/14/2026	5,205,000	5,097,725
Superior Plus L.P./Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	615,000	630,756
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	255,000	225,723
6.50%, 10/15/2027 (a)	260,000	201,484
See accompanying notes to financial statements.
42

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Tervita Corp. 11.00%, 12/1/2025 (a)	$ 237,000	$ 272,586
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a)	320,000	325,635
		14,632,528
CAYMAN ISLANDS — 0.0% (c)
Global Aircraft Leasing Co., Ltd. PIK, 6.50%, 9/15/2024 (a)	563,752	544,534
CHILE — 0.3%
AES Gener SA:
5 Year CMT + 4.92%, 6.35%, 10/7/2079 (a) (b)	200,000	203,486
USD 5 Year Swap Rate + 4.64%, 7.13%, 3/26/2079 (a) (b)	400,000	414,752
Series REGS, USD 5 Year Swap Rate + 4.64%, 7.13%, 3/26/2079 (b)	1,600,000	1,659,008
Antofagasta PLC Series REGS, 2.38%, 10/14/2030	200,000	190,874
CAP SA 3.90%, 4/27/2031 (a)	1,350,000	1,269,000
Chile Electricity PEC SpA 0.01%, 1/25/2028 (a)	500,000	406,425
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	1,304,000	1,252,179
Empresa Electrica Cochrane SpA Series REGS, 5.50%, 5/14/2027	832,020	833,875
Guacolda Energia SA Series REGS, 4.56%, 4/30/2025	1,900,000	740,525
Telefonica Moviles Chile SA 3.54%, 11/18/2031 (a)	150,000	149,493
		7,119,617
CHINA — 0.0% (c)
Tencent Holdings, Ltd. 2.39%, 6/3/2030 (a)	500,000	489,840
COLOMBIA — 0.3%
AI Candelaria Spain SLU 5.75%, 6/15/2033 (a)	900,000	870,453
Banco Davivienda SA VRN, 10 Year CMT + 5.10%, 6.65%, 4/22/2031 (a) (b)	600,000	608,058
Ecopetrol SA:
4.63%, 11/2/2031	400,000	388,552
See accompanying notes to financial statements.
43

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 5/28/2045	$ 200,000	$ 191,548
5.88%, 11/2/2051	2,050,000	1,922,428
Empresas Publicas de Medellin ESP:
Series REGS, 4.25%, 7/18/2029	1,400,000	1,327,970
Series REGS, 4.38%, 2/15/2031	1,000,000	940,140
Gran Tierra Energy International Holdings, Ltd. Series REGS, 6.25%, 2/15/2025	2,600,000	2,365,740
Grupo Aval, Ltd. 4.38%, 2/4/2030 (a)	300,000	287,832
Oleoducto Central SA Series REGS, 4.00%, 7/14/2027	500,000	498,170
		9,400,891
FRANCE — 0.1%
Altice France SA:
5.13%, 7/15/2029 (a)	680,000	663,360
5.50%, 10/15/2029 (a)	460,000	455,400
TotalEnergies Capital International SA 3.39%, 6/29/2060	1,575,000	1,678,635
		2,797,395
GERMANY — 0.0% (c)
TK Elevator US Newco, Inc. 5.25%, 7/15/2027 (a)	700,000	735,238
HONG KONG — 0.0% (c)
Seaspan Corp. 5.50%, 8/1/2029 (a)	325,000	326,814
INDIA — 0.3%
Adani International Container Terminal Pvt, Ltd. Series REGS, 3.00%, 2/16/2031	784,000	755,929
Adani Ports & Special Economic Zone, Ltd.:
4.00%, 7/30/2027	400,000	412,368
Series REGS, 4.38%, 7/3/2029	400,000	417,724
JSW Hydro Energy, Ltd. 4.13%, 5/18/2031 (a)	386,000	384,001
ONGC Videsh Vankorneft Pte, Ltd. 3.75%, 7/27/2026	2,200,000	2,305,490
UPL Corp., Ltd. 4.50%, 3/8/2028	1,300,000	1,367,073
Vedanta Resources Finance II PLC 9.25%, 4/23/2026 (a)	1,400,000	1,310,764
See accompanying notes to financial statements.
44

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Vedanta Resources, Ltd. Series REGS, 6.13%, 8/9/2024	$ 2,200,000	$ 1,926,606
		8,879,955
INDONESIA — 0.1%
Minejesa Capital B.V.:
Series REGS, 4.63%, 8/10/2030	1,200,000	1,231,512
Series REGS, 5.63%, 8/10/2037	2,200,000	2,300,056
		3,531,568
IRELAND — 0.1%
Avolon Holdings Funding, Ltd.:
2.13%, 2/21/2026 (a)	1,065,000	1,046,575
3.25%, 2/15/2027 (a)	620,000	628,079
		1,674,654
JAMAICA — 0.0% (c)
Digicel Group Holdings, Ltd.:
PIK, 7.00%, 12/31/2099 (a)	632,750	548,911
PIK, 8.00%, 4/1/2025 (a)	847,846	786,852
		1,335,763
JAPAN — 0.1%
Mitsubishi UFJ Financial Group, Inc. 3 Month USD LIBOR + 0.74%, 0.91%, 3/2/2023 (b)	1,720,000	1,728,239
KUWAIT — 0.1%
Equate Petrochemical B.V. Series REGS, 2.63%, 4/28/2028	1,100,000	1,101,375
MEGlobal Canada ULC 5.00%, 5/18/2025 (a)	500,000	545,590
		1,646,965
LUXEMBOURG — 0.0% (c)
Altice Financing SA 5.00%, 1/15/2028 (a)	240,000	233,402
Altice France Holding SA 6.00%, 2/15/2028 (a)	430,000	411,287
ARD Finance SA PIK, 6.50%, 6/30/2027 (a)	200,000	205,908
		850,597
See accompanying notes to financial statements.
45

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
MALAYSIA — 0.1%
Petronas Capital, Ltd.:
2.48%, 1/28/2032 (a)	$ 1,200,000	$ 1,203,804
3.50%, 4/21/2030 (a)	400,000	432,896
		1,636,700
MEXICO — 0.3%
Banco Mercantil del Norte SA:
10 year CMT + 5.47%, 7.50%, 6/27/2029 (a) (b)	1,400,000	1,490,286
Series REGS, 10 Year CMT + 5.35%, 7.63%, 12/31/2099 (b)	800,000	854,144
Credito Real SAB de CV Series REGS, 5 Year CMT + 7.03%, 9.13%, 11/29/2022 (b)	1,200,000	585,708
Grupo Idesa SA de CV PIK, 10.13%, 5/22/2026 (a)	1,550,908	1,027,492
Mexarrend SAPI de CV 10.25%, 7/24/2024 (a)	982,000	873,342
Petroleos Mexicanos 6.75%, 9/21/2047	1,400,000	1,238,720
Unifin Financiera SAB de CV Series REGS, 5 Year CMT + 6.31%, 8.88%, 1/29/2025 (b)	3,000,000	1,766,400
		7,836,092
PANAMA — 0.1%
Banco General SA VRN, 10 Year CMT + 3.67%, 5.25%, 5/7/2031 (a) (b)	1,000,000	1,015,580
Banco Nacional de Panama 2.50%, 8/11/2030 (a)	300,000	281,025
UEP Penonome II SA:
6.50%, 10/1/2038 (a)	336,671	354,016
Series REGS, 6.50%, 10/1/2038	384,767	404,590
		2,055,211
PERU — 0.2%
Banco de Credito del Peru:
VRN, 5 year CMT + 3.00%, 3.13%, 7/1/2030 (a) (b)	700,000	692,104
Series REGS, 5 year CMT + 3.00%, 3.13%, 7/1/2030 (b)	700,000	692,104
Banco Internacional del Peru SAA Interbank Series REGS, VRN, 1 year CMT + 3.71%, 4.00%, 7/8/2030 (b)	1,200,000	1,195,104
Fenix Power Peru SA Series REGS, 4.32%, 9/20/2027	330,588	338,205
See accompanying notes to financial statements.
46

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Hunt Oil Co. of Peru LLC Sucursal Del Peru Series REGS, 6.38%, 6/1/2028	$ 1,053,800	$ 1,068,227
Inkia Energy, Ltd. Series REGS, 5.88%, 11/9/2027	1,200,000	1,229,856
Peru LNG S.r.l. Series REGS, 5.38%, 3/22/2030	800,000	692,296
		5,907,896
PHILIPPINES — 0.1%
BDO Unibank, Inc. Series EMTN, 2.95%, 3/6/2023	3,000,000	3,052,500
QATAR — 0.1%
Ooredoo International Finance, Ltd.:
Series REGS, 3.25%, 2/21/2023	300,000	307,494
Series REGS, 3.75%, 6/22/2026	200,000	216,532
Qatar Energy 2.25%, 7/12/2031	2,400,000	2,377,363
		2,901,389
SAUDI ARABIA — 0.0% (c)
SA Global Sukuk, Ltd. 2.69%, 6/17/2031 (a)	600,000	603,456
SINGAPORE — 0.4%
Avation Capital SA PIK, 8.25%, 10/31/2026 (a)	264,163	221,149
DBS Group Holdings, Ltd.:
Series GMTN, VRN, 5 year CMT + 1.10%, 1.82%, 3/10/2031 (b)	400,000	395,312
Series REGS, VRN, USD 5 year ICE Swap Rate + 1.59%, 4.52%, 12/11/2028 (b)	500,000	528,225
Oversea-Chinese Banking Corp., Ltd.:
VRN, 5 year CMT + 1.58%, 1.83%, 9/10/2030 (a) (b)	700,000	694,869
Series REGS, VRN, 5 year CMT + 1.58%, 1.83%, 9/10/2030 (b)	900,000	893,403
PSA Treasury Pte, Ltd.:
2.25%, 4/30/2030	500,000	510,346
Series GMTN, 2.13%, 9/5/2029	1,700,000	1,716,766
SingTel Group Treasury Pte, Ltd.:
1.88%, 6/10/2030	1,250,000	1,231,084
2.38%, 8/28/2029	400,000	409,953
See accompanying notes to financial statements.
47

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Temasek Financial I Ltd.:
1.00%, 10/6/2030 (a)	$ 2,900,000	$ 2,704,192
1.63%, 8/2/2031	1,050,000	1,019,550
Series REGS, 1.00%, 10/6/2030	250,000	233,120
United Overseas Bank, Ltd.:
Series EMTN, USD 5 Year Swap Rate + 1.79%, 3.88%, 10/19/2023 (b)	400,000	410,000
Series GMTN, VRN, 5 year CMT + 1.52%, 1.75%, 3/16/2031 (b)	500,000	492,050
		11,460,019
SOUTH KOREA — 0.3%
Korea East-West Power Co., Ltd. Series REGS, 1.75%, 5/6/2025	1,800,000	1,813,320
KT Corp.:
1.00%, 9/1/2025	600,000	588,138
1.38%, 1/21/2027	700,000	683,562
Series REGS, 2.50%, 7/18/2026	1,000,000	1,033,300
LG Chem, Ltd. 2.38%, 7/7/2031 (a)	250,000	246,055
NongHyup Bank 1.25%, 7/20/2025 (a)	1,000,000	990,420
POSCO:
Series REGS, 2.38%, 1/17/2023	700,000	708,848
Series REGS, 2.75%, 7/15/2024	800,000	825,888
Shinhan Financial Group Co., Ltd. VRN, 5 year CMT + 2.06%, 2.88%, 5/12/2026 (a) (b)	900,000	887,085
Woori Bank Series REGS, VRN, 5 year CMT + 2.66%, 4.25%, 10/4/2024 (b)	1,000,000	1,036,690
		8,813,306
SPAIN — 0.0% (c)
Grifols Escrow Issuer SA 4.75%, 10/15/2028 (a)	1,040,000	1,049,693
THAILAND — 0.1%
Bangkok Bank PCL VRN, 5 Year CMT + 4.72%, 5.00%, 12/31/2099 (b)	900,000	931,923
Kasikornbank PCL Series EMTN, VRN, 5 year CMT + 4.94%, 5.28%, 10/14/2025 (b)	700,000	733,250
PTTEP Treasury Center Co., Ltd. 2.59%, 6/10/2027 (a)	200,000	204,130
		1,869,303
See accompanying notes to financial statements.
48

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
UNITED ARAB EMIRATES — 0.1%
Galaxy Pipeline Assets Bidco, Ltd.:
2.16%, 3/31/2034 (a)	$ 2,200,000	$ 2,159,476
2.94%, 9/30/2040	200,000	199,043
Series REGS, 2.63%, 3/31/2036	1,700,000	1,660,887
		4,019,406
UNITED KINGDOM — 0.1%
BAT Capital Corp. 2.73%, 3/25/2031	1,820,000	1,767,729
CK Hutchison International 20, Ltd. 2.50%, 5/8/2030 (a)	1,000,000	1,014,030
eG Global Finance PLC 8.50%, 10/30/2025 (a)	615,000	640,787
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	605,000	604,607
		4,027,153
UNITED STATES — 10.2%
AbbVie, Inc. 3.85%, 6/15/2024	1,670,000	1,765,641
Academy, Ltd. 6.00%, 11/15/2027 (a)	385,000	411,180
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	445,000	433,572
6.00%, 8/1/2029 (a)	365,000	360,346
Acuris Finance Us, Inc./Acuris Finance SARL 5.00%, 5/1/2028 (a)	675,000	673,393
AdaptHealth LLC 5.13%, 3/1/2030 (a)	615,000	628,991
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	370,000	383,453
AEP Texas, Inc. Series H, 3.45%, 1/15/2050	1,280,000	1,309,350
Aethon United BR L.P./Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	305,000	327,384
Air Lease Corp. 3.25%, 3/1/2025	1,715,000	1,782,657
Air Methods Corp. 8.00%, 5/15/2025 (a)	173,000	148,745
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	2,385,000	2,240,636
See accompanying notes to financial statements.
49

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (a)	$ 390,000	$ 404,625
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a)	425,000	413,257
6.63%, 7/15/2026 (a)	355,000	372,356
9.75%, 7/15/2027 (a)	455,000	486,377
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.75%, 4/20/2029 (a)	645,000	689,776
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029	590,000	579,109
Amgen, Inc. 2.45%, 2/21/2030	1,795,000	1,826,897
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	580,000	586,896
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.75%, 3/1/2027 (a)	300,000	310,131
Antero Resources Corp. 5.38%, 3/1/2030 (a)	330,000	352,862
Anthem, Inc. 3.30%, 1/15/2023	1,737,000	1,783,986
Apache Corp.:
4.38%, 10/15/2028	355,000	386,900
4.63%, 11/15/2025	200,000	215,046
APi Escrow Corp. 4.75%, 10/15/2029 (a)	475,000	482,643
APi Group DE, Inc. 4.13%, 7/15/2029 (a)	390,000	394,150
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	130,000	130,029
Arconic Corp. 6.13%, 2/15/2028 (a)	860,000	915,083
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 4.00%, 9/1/2029 (a)	835,000	828,061
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 8/15/2027 (a)	300,000	302,310
Arrow Electronics, Inc. 3.88%, 1/12/2028	1,667,000	1,806,911
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.63%, 4/1/2030 (a)	415,000	411,917
AssuredPartners, Inc.:
5.63%, 1/15/2029 (a)	60,000	58,587
See accompanying notes to financial statements.
50

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
7.00%, 8/15/2025 (a)	$ 952,000	$ 961,234
At Home Group, Inc.:
4.88%, 7/15/2028 (a)	115,000	113,347
7.13%, 7/15/2029 (a)	245,000	242,734
AT&T, Inc.:
2.25%, 2/1/2032	1,785,000	1,727,112
2.75%, 6/1/2031	475,000	484,381
3.30%, 2/1/2052	950,000	930,629
Athene Holding, Ltd. 3.95%, 5/25/2051	1,605,000	1,757,908
Austin BidCo, Inc. 7.13%, 12/15/2028 (a)	155,000	160,596
Avaya, Inc. 6.13%, 9/15/2028 (a)	605,000	641,935
B&G Foods, Inc. 5.25%, 9/15/2027	240,000	248,270
Bank of America Corp. 5 year CMT + 1.20%, 2.48%, 9/21/2036 (b)	2,740,000	2,651,936
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	420,000	430,907
5.25%, 1/30/2030 (a)	275,000	243,150
6.25%, 2/15/2029 (a)	300,000	285,456
7.00%, 1/15/2028 (a)	535,000	537,814
Beacon Roofing Supply, Inc. 4.13%, 5/15/2029 (a)	170,000	169,929
Berry Global, Inc. 0.95%, 2/15/2024	1,770,000	1,752,017
Blackstone Holdings Finance Co. LLC 2.00%, 1/30/2032 (a)	3,940,000	3,791,659
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	235,000	249,831
Boeing Co. 2.95%, 2/1/2030	1,685,000	1,706,366
Boston Properties L.P. 3.65%, 2/1/2026	2,590,000	2,775,884
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (a)	35,000	36,752
Boyd Gaming Corp. 4.75%, 6/15/2031 (a)	570,000	584,261
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	700,000	724,836
BP Capital Markets America, Inc. 3.00%, 3/17/2052	1,865,000	1,828,315
See accompanying notes to financial statements.
51

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Brighthouse Financial Global Funding 1.00%, 4/12/2024 (a)	$ 765,000	$ 759,025
Broadcom, Inc. 3.42%, 4/15/2033 (a)	1,719,000	1,794,584
Brown & Brown, Inc. 2.38%, 3/15/2031	1,290,000	1,264,484
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	400,000	416,088
5.00%, 3/1/2030 (a)	400,000	429,384
Bunge, Ltd. Finance Corp. 2.75%, 5/14/2031	1,755,000	1,781,764
Cablevision Lightpath LLC:
3.88%, 9/15/2027 (a)	300,000	291,138
5.63%, 9/15/2028 (a)	200,000	197,340
Caesars Entertainment, Inc. 4.63%, 10/15/2029 (a)	465,000	467,641
Calpine Corp.:
4.50%, 2/15/2028 (a)	265,000	274,900
4.63%, 2/1/2029 (a)	205,000	203,237
5.13%, 3/15/2028 (a)	165,000	167,660
Camelot Finance SA 4.50%, 11/1/2026 (a)	125,000	129,586
Carlson Travel, Inc. 6.75%, 12/15/2025 (a) (d)	215,000	103,120
Carnival Corp. 5.75%, 3/1/2027 (a)	855,000	854,786
Carrier Global Corp. 3.58%, 4/5/2050	880,000	936,135
Carvana Co. 5.63%, 10/1/2025 (a)	165,000	165,210
Castle US Holding Corp. 9.50%, 2/15/2028 (a)	585,000	611,237
Catalent Pharma Solutions, Inc. 3.50%, 4/1/2030 (a)	360,000	359,309
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 1/15/2034 (a)	380,000	374,194
4.50%, 8/15/2030 (a)	370,000	379,661
4.75%, 3/1/2030 (a)	755,000	787,072
Cedar Fair L.P. 5.25%, 7/15/2029	430,000	443,257
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	495,000	501,252
See accompanying notes to financial statements.
52

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Centene Corp.:
2.50%, 3/1/2031	$ 2,320,000	$ 2,258,358
2.63%, 8/1/2031	325,000	319,712
3.00%, 10/15/2030	210,000	213,679
Century Communities, Inc. 6.75%, 6/1/2027	360,000	379,134
Charter Communications Operating LLC/Charter Communications Operating Capital 2.30%, 2/1/2032	2,315,000	2,199,829
Chesapeake Energy Corp. 5.88%, 2/1/2029 (a)	415,000	444,262
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	410,000	415,117
6.00%, 1/15/2029 (a)	455,000	487,355
6.88%, 4/15/2029 (a)	540,000	551,470
Cigna Corp. 4.90%, 12/15/2048	1,305,000	1,685,068
Citigroup, Inc. 3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	3,235,000	3,489,142
Clarios Global L.P./Clarios US Finance Co.:
6.25%, 5/15/2026 (a)	396,000	414,909
8.50%, 5/15/2027 (a)	225,000	238,536
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	390,000	396,185
Clean Harbors, Inc. 5.13%, 7/15/2029 (a)	145,000	153,846
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/2029 (a)	245,000	261,640
7.75%, 4/15/2028 (a)	80,000	85,929
Clearway Energy Operating LLC 4.75%, 3/15/2028 (a)	375,000	395,400
CNX Midstream Partners L.P. 4.75%, 4/15/2030 (a)	775,000	773,039
CNX Resources Corp. 6.00%, 1/15/2029 (a)	375,000	390,004
Comcast Corp. 2.94%, 11/1/2056 (a)	1,826,000	1,739,356
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	230,000	216,708
CommScope, Inc. 4.75%, 9/1/2029 (a)	470,000	467,688
Consolidated Communications, Inc. 5.00%, 10/1/2028 (a)	405,000	413,274
See accompanying notes to financial statements.
53

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Constellation Brands, Inc.:
2.88%, 5/1/2030	$ 375,000	$ 384,428
3.15%, 8/1/2029	1,380,000	1,453,802
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	170,000	163,557
Continental Resources, Inc. 2.27%, 11/15/2026 (a)	645,000	640,511
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	440,000	469,383
Coty, Inc.:
5.00%, 4/15/2026 (a)	410,000	422,509
6.50%, 4/15/2026 (a)	245,000	252,524
CQP Holdco L.P./BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	1,015,000	1,059,112
Crown Castle International Corp. 4.30%, 2/15/2029	1,605,000	1,791,485
CSC Holdings LLC:
4.63%, 12/1/2030 (a)	800,000	756,944
5.75%, 1/15/2030 (a)	810,000	809,887
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a)	660,000	669,550
CSX Corp. 3.35%, 9/15/2049	1,585,000	1,686,123
CVR Partners L.P./CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	380,000	401,641
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (a)	325,000	333,528
Dana, Inc.:
4.25%, 9/1/2030	95,000	96,769
5.38%, 11/15/2027	125,000	131,248
5.63%, 6/15/2028	300,000	318,744
DaVita, Inc. 4.63%, 6/1/2030 (a)	320,000	328,493
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	455,000	473,723
Diamond BC B.V. 4.63%, 10/1/2029 (a)	325,000	322,355
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 8/15/2026 (a)	385,000	191,973
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	485,000	496,824
Discover Financial Services 4.10%, 2/9/2027	1,635,000	1,780,139
See accompanying notes to financial statements.
54

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
DISH DBS Corp.:
5.13%, 6/1/2029	$ 345,000	$ 313,909
5.75%, 12/1/2028 (a)	405,000	409,496
5.88%, 11/15/2024	380,000	390,233
Dollar General Corp. 3.50%, 4/3/2030	1,630,000	1,763,790
Dollar Tree, Inc. 4.00%, 5/15/2025	1,603,000	1,722,824
Duke Energy Corp. 2.65%, 9/1/2026	2,600,000	2,698,644
Dun & Bradstreet Corp. 5.00%, 12/15/2029 (a)	1,005,000	1,027,793
DuPont de Nemours, Inc. 5.42%, 11/15/2048	700,000	978,670
Embarq Corp. 8.00%, 6/1/2036	285,000	319,371
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	420,000	402,822
Enable Midstream Partners L.P. 5.00%, 5/15/2044	740,000	802,545
Encompass Health Corp.:
4.50%, 2/1/2028	185,000	190,517
4.63%, 4/1/2031	455,000	464,391
4.75%, 2/1/2030	60,000	61,889
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 6.13%, 4/1/2029 (a)	475,000	465,068
Endure Digital, Inc. 6.00%, 2/15/2029 (a)	490,000	457,263
Energy Transfer L.P. 4.75%, 1/15/2026	805,000	880,453
Enterprise Products Operating LLC 3.75%, 2/15/2025	1,655,000	1,762,227
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	225,000	129,623
EQM Midstream Partners L.P.:
4.75%, 1/15/2031 (a)	395,000	417,468
6.50%, 7/1/2027 (a)	135,000	151,451
EQT Corp. 7.50%, 2/1/2030	370,000	475,010
Essential Utilities, Inc. 3.35%, 4/15/2050	1,710,000	1,774,484
EverArc Escrow S.a.r.l. 5.00%, 10/30/2029 (a)	740,000	740,644
See accompanying notes to financial statements.
55

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	$ 460,000	$ 466,702
Expedia Group, Inc.:
3.80%, 2/15/2028	2,115,000	2,258,164
5.00%, 2/15/2026	1,200,000	1,338,492
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	190,000	176,700
Exxon Mobil Corp. 2.99%, 3/19/2025	1,135,000	1,193,872
FedEx Corp. 4.75%, 11/15/2045	665,000	811,879
Ferrellgas L.P./Ferrellgas Finance Corp. 5.38%, 4/1/2026 (a)	330,000	320,509
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	340,000	329,892
Ford Motor Co. 3.25%, 2/12/2032	1,275,000	1,305,281
Ford Motor Credit Co. LLC:
3.63%, 6/17/2031	545,000	573,945
3 Month USD LIBOR + 1.235%, 1.39%, 2/15/2023 (b)	3,695,000	3,685,984
Series GMTN, 4.39%, 1/8/2026	600,000	645,696
Fortress Transportation and Infrastructure Investors LLC 5.50%, 5/1/2028 (a)	500,000	509,250
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	250,000	257,930
5.88%, 10/15/2027 (a)	125,000	132,208
6.00%, 1/15/2030 (a)	435,000	436,849
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	165,000	174,167
Gap, Inc. 3.88%, 10/1/2031 (a)	405,000	400,217
GCI LLC 4.75%, 10/15/2028 (a)	360,000	369,104
General Motors Financial Co., Inc. 2.40%, 10/15/2028	930,000	927,387
Georgia-Pacific LLC 3.60%, 3/1/2025 (a)	1,543,000	1,635,750
Glatfelter Corp. 4.75%, 11/15/2029 (a)	425,000	439,242
Golden Entertainment, Inc. 7.63%, 4/15/2026 (a)	315,000	329,808
Golden Nugget, Inc. 6.75%, 10/15/2024 (a)	740,000	740,141
See accompanying notes to financial statements.
56

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Goldman Sachs Group, Inc. Series ., 3 Month USD LIBOR + 1.17%, 1.33%, 5/15/2026 (b)	$ 3,440,000	$ 3,506,770
Goodyear Tire & Rubber Co. 5.25%, 7/15/2031 (a)	405,000	440,008
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	195,000	198,141
Griffon Corp. 5.75%, 3/1/2028	960,000	998,544
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	210,000	209,761
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	225,000	223,265
Guardian Life Global Funding 1.25%, 5/13/2026 (a)	1,810,000	1,786,542
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	375,000	410,250
Halliburton Co. 2.92%, 3/1/2030	827,000	854,109
HCA, Inc. 4.13%, 6/15/2029	870,000	959,253
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl 4.63%, 5/1/2028 (a)	640,000	629,658
Hertz Corp. 5.00%, 12/1/2029 (a)	345,000	345,904
Hess Midstream Operations L.P.:
4.25%, 2/15/2030 (a)	750,000	747,060
5.13%, 6/15/2028 (a)	365,000	382,757
5.63%, 2/15/2026 (a)	455,000	470,657
Hexion, Inc. 7.88%, 7/15/2027 (a)	300,000	317,451
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	450,000	451,629
Hightower Holding LLC 6.75%, 4/15/2029 (a)	315,000	323,215
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	170,000	175,132
6.25%, 11/1/2028 (a)	540,000	574,906
Hilton Domestic Operating Co., Inc.:
5.38%, 5/1/2025 (a)	25,000	25,993
5.75%, 5/1/2028 (a)	25,000	26,717
See accompanying notes to financial statements.
57

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Home Depot, Inc. 3.90%, 6/15/2047	$ 1,245,000	$ 1,462,240
Hyundai Capital America 3.00%, 2/10/2027 (a)	1,745,000	1,806,703
IAA, Inc. 5.50%, 6/15/2027 (a)	570,000	591,301
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/2027	385,000	395,780
6.25%, 5/15/2026	715,000	744,465
iHeartCommunications, Inc.:
5.25%, 8/15/2027 (a)	300,000	311,964
8.38%, 5/1/2027	75,000	79,148
II-VI, Inc. 5.00%, 12/15/2029 (a)	605,000	618,473
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	510,000	543,390
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	435,000	451,948
Invitation Homes Operating Partnership L.P. 2.70%, 1/15/2034	1,840,000	1,804,838
Iron Mountain, Inc.:
4.88%, 9/15/2029 (a)	185,000	191,621
REIT, 4.50%, 2/15/2031 (a)	260,000	262,085
iStar, Inc. 4.75%, 10/1/2024	305,000	318,545
Jazz Securities DAC 4.38%, 1/15/2029 (a)	290,000	300,194
Jeld-Wen, Inc. 4.63%, 12/15/2025 (a)	610,000	616,521
JPMorgan Chase & Co. SOFR + 1.25%, 2.58%, 4/22/2032 (b)	1,360,000	1,376,946
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	480,000	486,082
Kraft Heinz Foods Co.:
5.00%, 7/15/2035	310,000	379,437
5.20%, 7/15/2045	1,195,000	1,523,314
Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.25%, 12/15/2025 (a)	800,000	827,224
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	320,000	318,752
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	60,000	56,642
6.50%, 11/1/2025 (a)	230,000	226,989
See accompanying notes to financial statements.
58

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	$ 425,000	$ 429,552
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a)	410,000	414,686
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5.00%, 2/1/2026 (a)	340,000	342,764
Level 3 Financing, Inc.:
4.25%, 7/1/2028 (a)	300,000	298,956
4.63%, 9/15/2027 (a)	460,000	469,918
LFS Topco LLC 5.88%, 10/15/2026 (a)	395,000	409,611
Lifepoint Health, Inc. 5.38%, 1/15/2029 (a)	285,000	283,062
Ligado Networks LLC PIK, 15.50%, 11/1/2023 (a)	350,187	284,558
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	450,000	459,878
Live Nation Entertainment, Inc.:
5.63%, 3/15/2026 (a)	960,000	991,776
6.50%, 5/15/2027 (a)	185,000	202,492
LogMeIn, Inc. 5.50%, 9/1/2027 (a)	175,000	176,859
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	545,000	550,821
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (a)	355,000	360,162
5.13%, 12/15/2026 (a)	390,000	405,760
M/I Homes, Inc. 4.95%, 2/1/2028	365,000	380,027
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	340,000	341,792
5.88%, 6/30/2029 (a)	330,000	330,033
Marriott International, Inc. Series HH, 2.85%, 4/15/2031	1,760,000	1,755,811
Massachusetts Mutual Life Insurance Co. 3.38%, 4/15/2050 (a)	1,685,000	1,777,422
Match Group Holdings II LLC:
4.63%, 6/1/2028 (a)	165,000	171,610
5.00%, 12/15/2027 (a)	775,000	808,937
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	320,000	316,998
See accompanying notes to financial statements.
59

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Metis Merger Sub LLC 6.50%, 5/15/2029 (a)	$ 635,000	$ 622,211
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. REIT, 5.75%, 2/1/2027	735,000	833,387
MGM Resorts International:
5.75%, 6/15/2025	453,000	488,651
6.75%, 5/1/2025	420,000	440,597
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	490,000	489,378
7.88%, 5/1/2029 (a)	185,000	182,388
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	265,000	268,930
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a)	190,000	194,026
ModivCare, Inc. 5.88%, 11/15/2025 (a)	260,000	273,762
Monongahela Power Co. 5.40%, 12/15/2043 (a)	675,000	873,031
Morgan Stanley SOFR + 1.36%, 2.48%, 9/16/2036 (b)	3,670,000	3,532,632
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	345,000	323,044
Mozart Debt Merger Sub, Inc. 5.25%, 10/1/2029 (a)	455,000	462,084
MPH Acquisition Holdings LLC 5.75%, 11/1/2028 (a)	254,000	241,452
MPLX L.P. 1.75%, 3/1/2026	865,000	859,049
Murphy Oil USA, Inc. 4.75%, 9/15/2029	285,000	300,595
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	255,000	263,724
Nabors Industries, Ltd. 7.25%, 1/15/2026 (a)	305,000	281,869
Nationstar Mortgage Holdings, Inc. 5.75%, 11/15/2031 (a)	620,000	619,318
Navient Corp. 5.00%, 3/15/2027	285,000	290,572
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a)	585,000	553,673
5.88%, 3/15/2026 (a)	395,000	395,628
See accompanying notes to financial statements.
60

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	$ 115,000	$ 118,922
NetApp, Inc. 1.88%, 6/22/2025	820,000	828,971
Netflix, Inc.:
5.38%, 11/15/2029 (a)	240,000	284,712
5.88%, 2/15/2025	410,000	460,123
NextEra Energy Capital Holdings, Inc. 1.88%, 1/15/2027	1,035,000	1,041,469
NFP Corp.:
4.88%, 8/15/2028 (a)	280,000	283,856
6.88%, 8/15/2028 (a)	360,000	361,415
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	655,000	674,991
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 4/15/2026	360,000	309,503
NRG Energy, Inc. 3.63%, 2/15/2031 (a)	545,000	533,855
NuStar Logistics L.P. 6.00%, 6/1/2026	510,000	556,282
Oasis Petroleum, Inc. 6.38%, 6/1/2026 (a)	545,000	572,588
Occidental Petroleum Corp.:
3.50%, 8/15/2029	685,000	703,139
6.13%, 1/1/2031	540,000	655,463
6.45%, 9/15/2036	220,000	280,509
6.60%, 3/15/2046	215,000	279,046
6.63%, 9/1/2030	650,000	804,615
8.00%, 7/15/2025	255,000	296,397
Olympus Water US Holding Corp. 4.25%, 10/1/2028 (a)	600,000	591,546
Omnicom Group, Inc. 2.45%, 4/30/2030	1,770,000	1,771,204
OneMain Finance Corp.:
5.38%, 11/15/2029	250,000	271,843
6.63%, 1/15/2028	125,000	140,790
7.13%, 3/15/2026	324,000	370,617
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	470,000	471,034
Oracle Corp. 3.60%, 4/1/2050	1,820,000	1,782,362
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.13%, 4/30/2031 (a)	570,000	595,462
See accompanying notes to financial statements.
61

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA:
7.25%, 2/1/2028 (a)	$ 351,000	$ 377,121
7.38%, 6/1/2025 (a)	39,000	41,152
Ovintiv, Inc. 7.38%, 11/1/2031	385,000	506,879
Pacific Gas & Electric Co.:
1.37%, 3/10/2023	905,000	899,642
2.50%, 2/1/2031	980,000	933,607
Par Petroleum LLC/Petroleum Finance Corp. 7.75%, 12/15/2025 (a)	650,000	657,306
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.88%, 5/15/2029 (a)	290,000	297,064
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/2028	185,000	119,112
Peabody Energy Corp. PIK, 8.50%, 12/31/2024 (a)	169,761	163,055
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (a)	285,000	294,978
Penn National Gaming, Inc.:
4.13%, 7/1/2029 (a)	310,000	301,766
5.63%, 1/15/2027 (a)	620,000	637,906
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	495,000	475,348
5.38%, 10/15/2025 (a)	465,000	477,290
Penske Truck Leasing Co. L.P./PTL Finance Corp. 4.20%, 4/1/2027 (a)	765,000	842,357
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	380,000	377,002
5.50%, 10/15/2027 (a)	460,000	480,295
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	825,000	848,116
7.75%, 2/15/2029 (a)	500,000	545,855
PIC AU Holdings LLC/PIC AU Holdings Corp. 10.00%, 12/31/2024 (a)	188,000	193,377
Pike Corp. 5.50%, 9/1/2028 (a)	825,000	827,706
Pioneer Natural Resources Co. 1.13%, 1/15/2026	1,055,000	1,026,167
Post Holdings, Inc.:
4.63%, 4/15/2030 (a)	530,000	537,902
5.50%, 12/15/2029 (a)	140,000	147,165
See accompanying notes to financial statements.
62

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a)	$ 485,000	$ 481,799
5.88%, 9/1/2031 (a)	480,000	482,102
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 1/15/2028 (a)	530,000	553,346
Qorvo, Inc. 1.75%, 12/15/2024 (a)	620,000	620,471
Quanta Services, Inc. 2.35%, 1/15/2032	1,830,000	1,780,315
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	300,000	304,041
6.50%, 9/15/2028 (a)	115,000	115,554
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	440,000	462,268
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	295,000	306,948
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	165,000	165,149
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75%, 1/15/2029 (a)	295,000	303,092
7.63%, 6/15/2025 (a)	285,000	302,864
Rent-A-Center, Inc. 6.38%, 2/15/2029 (a)	330,000	344,289
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	205,000	209,424
Royalty Pharma PLC 3.30%, 9/2/2040	1,815,000	1,809,501
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	870,000	883,198
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	1,285,000	1,446,255
Sabre GLBL, Inc. 9.25%, 4/15/2025 (a)	210,000	237,279
Santander Holdings USA, Inc. 3.40%, 1/18/2023	1,770,000	1,809,028
Schweitzer-Mauduit International, Inc. 6.88%, 10/1/2026 (a)	475,000	496,907
Scientific Games International, Inc. 8.25%, 3/15/2026 (a)	225,000	237,197
SCIH Salt Holdings, Inc. 6.63%, 5/1/2029 (a)	145,000	136,396
See accompanying notes to financial statements.
63

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Scotts Miracle-Gro Co. 4.50%, 10/15/2029	$ 440,000	$ 458,093
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	280,000	294,213
Seagate HDD Cayman 3.38%, 7/15/2031	405,000	394,243
SEG Holding LLC/SEG Finance Corp. 5.63%, 10/15/2028 (a)	605,000	635,583
Select Medical Corp. 6.25%, 8/15/2026 (a)	860,000	911,067
Sherwin-Williams Co. 2.90%, 3/15/2052	365,000	356,875
Silgan Holdings, Inc. 4.13%, 2/1/2028	570,000	583,879
Sirius XM Radio, Inc.:
4.13%, 7/1/2030 (a)	510,000	511,367
5.50%, 7/1/2029 (a)	340,000	366,768
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	710,000	717,583
Smithfield Foods, Inc. 4.25%, 2/1/2027 (a)	1,620,000	1,741,208
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	515,000	518,605
Southern Co. Series A, 3.70%, 4/30/2030	1,580,000	1,717,365
Southwestern Energy Co.:
4.75%, 2/1/2032	430,000	453,263
5.38%, 2/1/2029	410,000	434,321
Spectrum Brands, Inc. 5.00%, 10/1/2029 (a)	370,000	388,988
Sprint Capital Corp. 6.88%, 11/15/2028	1,270,000	1,606,753
Sprint Corp. 7.13%, 6/15/2024	1,355,000	1,522,058
SRS Distribution, Inc.:
4.63%, 7/1/2028 (a)	315,000	317,596
6.13%, 7/1/2029 (a)	495,000	504,217
Staples, Inc.:
7.50%, 4/15/2026 (a)	240,000	246,490
10.75%, 4/15/2027 (a)	150,000	141,290
Station Casinos LLC 4.63%, 12/1/2031 (a)	295,000	297,387
See accompanying notes to financial statements.
64

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	$ 595,000	$ 603,431
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	510,000	507,822
Sunoco L.P./Sunoco Finance Corp.:
4.50%, 5/15/2029	150,000	152,469
6.00%, 4/15/2027	300,000	312,558
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a)	585,000	561,892
Sysco Corp.:
3.25%, 7/15/2027	885,000	940,525
3.30%, 2/15/2050	810,000	821,486
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.88%, 2/1/2031	650,000	706,160
6.50%, 7/15/2027	200,000	214,288
Tenet Healthcare Corp.:
4.25%, 6/1/2029 (a)	630,000	641,290
6.13%, 10/1/2028 (a)	695,000	734,344
6.25%, 2/1/2027 (a)	610,000	631,228
Tenneco, Inc. 5.13%, 4/15/2029 (a)	380,000	374,562
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (a)	155,000	167,586
Textron, Inc. 2.45%, 3/15/2031	2,910,000	2,878,601
Thermo Fisher Scientific, Inc. 1.22%, 10/18/2024	3,485,000	3,482,351
T-Mobile USA, Inc.:
2.25%, 2/15/2026	2,820,000	2,823,215
2.88%, 2/15/2031	185,000	182,647
3.38%, 4/15/2029 (a)	375,000	382,625
TMS International Corp. 6.25%, 4/15/2029 (a)	220,000	219,160
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	150,000	159,671
TransDigm, Inc.:
5.50%, 11/15/2027	360,000	371,016
6.25%, 3/15/2026 (a)	675,000	701,413
8.00%, 12/15/2025 (a)	90,000	94,934
See accompanying notes to financial statements.
65

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	$ 585,000	$ 567,491
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	250,000	247,473
Transocean, Inc. 11.50%, 1/30/2027 (a)	141,000	138,346
Trident Merger Sub, Inc. 6.63%, 11/1/2025 (a)	410,000	411,681
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	690,000	667,078
Triumph Group, Inc.:
6.25%, 9/15/2024 (a)	160,000	160,974
7.75%, 8/15/2025	282,000	280,593
Tronox, Inc. 4.63%, 3/15/2029 (a)	100,000	99,750
Uber Technologies, Inc. 4.50%, 8/15/2029 (a)	380,000	387,885
Unifrax Escrow Issuer Corp.:
5.25%, 9/30/2028 (a)	590,000	597,340
7.50%, 9/30/2029 (a)	50,000	50,758
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	145,000	151,293
4.63%, 4/15/2029 (a)	490,000	508,208
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	455,000	487,837
United Rentals North America, Inc.:
3.88%, 2/15/2031	65,000	66,010
4.00%, 7/15/2030	360,000	371,689
5.25%, 1/15/2030	40,000	43,304
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC 6.50%, 2/15/2029 (a)	325,000	323,765
Univision Communications, Inc. 4.50%, 5/1/2029 (a)	325,000	329,111
US Foods, Inc.:
4.63%, 6/1/2030 (a)	290,000	293,553
4.75%, 2/15/2029 (a)	340,000	345,773
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 9/1/2027	895,000	945,335
Valero Energy Corp. 2.85%, 4/15/2025	1,260,000	1,308,989
Venture Global Calcasieu Pass LLC 4.13%, 8/15/2031 (a)	600,000	640,206
See accompanying notes to financial statements.
66

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Verizon Communications, Inc. 1.75%, 1/20/2031	$ 3,015,000	$ 2,853,637
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	760,000	803,092
ViaSat, Inc. 6.50%, 7/15/2028 (a)	440,000	440,911
Viatris, Inc. 1.65%, 6/22/2025	540,000	538,418
VICI Properties L.P./VICI Note Co., Inc. REIT, 3.75%, 2/15/2027 (a)	70,000	72,328
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	640,000	653,075
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	955,000	908,587
13.00%, 5/15/2025 (a)	125,000	141,455
Viper Energy Partners L.P. 5.38%, 11/1/2027 (a)	365,000	377,735
Vizient, Inc. 6.25%, 5/15/2027 (a)	380,000	395,770
VMware, Inc. 2.20%, 8/15/2031	1,750,000	1,720,092
Vontier Corp. 1.80%, 4/1/2026 (a)	1,735,000	1,705,071
Vornado Realty L.P. 2.15%, 6/1/2026	705,000	706,509
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	555,000	583,133
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	375,000	374,959
Weatherford International, Ltd.:
6.50%, 9/15/2028 (a)	240,000	254,052
8.63%, 4/30/2030 (a)	200,000	206,228
11.00%, 12/1/2024 (a)	26,000	26,798
Wells Fargo & Co. Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (b)	1,645,000	1,768,934
Welltower, Inc. 2.05%, 1/15/2029	1,755,000	1,731,027
Western Midstream Operating L.P. 5.30%, 2/1/2030	395,000	433,746
Wheel Pros, Inc. 6.50%, 5/15/2029 (a)	245,000	236,307
Williams Cos., Inc. 3.75%, 6/15/2027	815,000	880,559
See accompanying notes to financial statements.
67

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Wolverine Escrow LLC 9.00%, 11/15/2026 (a)	$ 287,000	$ 272,311
WR Grace Holdings LLC 5.63%, 8/15/2029 (a)	610,000	626,659
WRKCo, Inc. 3.75%, 3/15/2025	1,635,000	1,744,708
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	380,000	391,567
XHR L.P.:
4.88%, 6/1/2029 (a)	425,000	433,045
6.38%, 8/15/2025 (a)	265,000	281,356
Yum! Brands, Inc. 4.75%, 1/15/2030 (a)	375,000	405,773
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a)	455,000	448,453
6.13%, 3/1/2028 (a)	215,000	212,160
		295,896,724
TOTAL CORPORATE BONDS & NOTES (Cost $427,207,840)		431,812,852
ASSET-BACKED SECURITIES — 6.3%
Aaset Trust Series 2019-2, Class A, 3.38%, 10/16/2039 (a)	1,678,087	1,597,690
AccessLex Institute Series 2004-2, Class A3, 3 Month USD LIBOR + 0.19%, 0.31%, 10/25/2024 (b)	612,850	607,147
ACE Securities Corp. Home Equity Loan Trust Series 2007-WM2, Class A2C, ABS, 1 Month USD LIBOR + 0.28%, 0.38%, 2/25/2037 (b)	3,102,674	1,696,124
AMSR Trust:
Series 2021-SFR2, Class E1, ABS, 2.48, 8/17/2038 (a)	3,000,000	2,910,566
Series 2021-SFR2, Class F1, ABS, 3.28, 8/17/2038 (a)	3,000,000	2,887,311
Series 2021-SFR2, Class F2, ABS, 3.67, 8/17/2038 (a)	2,000,000	1,956,310
Argent Securities Trust Series 2006-M1, Class A2B, ABS, 1 Month USD LIBOR + 0.18%, 0.28%, 7/25/2036 (b)	18,804,311	7,516,921
Bain Capital Credit CLO 2016-2, Ltd. Series 2016-2A, Class DRR, ABS, 3 Month USD LIBOR + 3.85%, 3.97%, 1/15/2029 (a) (b)	1,000,000	992,700
Bain Capital Credit CLO, Ltd.:
Series 2019-3A, Class DR, ABS, 3 Month USD LIBOR + 3.10%, 3.19, 10/21/2034 (a) (b)	1,000,000	1,000,000
See accompanying notes to financial statements.
68

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2020-5A, Class D, ABS, 3 Month USD LIBOR + 3.55%, 3.68, 1/20/2032 (a) (b)	$ 2,500,000	$ 2,500,395
Blackbird Capital Aircraft Series 2021-1A, Class B, ABS, 3.45%, 7/15/2046 (a)	4,895,833	4,835,470
BNC Mortgage Loan Trust Series 2006-1, Class A1, ABS, 1 Month USD LIBOR + 0.36%, 0.46%, 10/25/2036 (b)	19,140,807	15,157,322
Canyon Capital CLO, Ltd.:
Series 2017-1A, Class DR, ABS, 3 Month USD LIBOR + 3.00%, 3.12, 7/15/2030 (a) (b)	1,000,000	999,991
Series 2021-1A, Class D, ABS, 3 Month USD LIBOR + 3.10%, 3.22, 4/15/2034 (a) (b)	2,000,000	1,996,982
CARLYLE US CLO 2021-1, Ltd. Series 2021-1A, Class D, ABS, 3 Month USD LIBOR + 6.00%, 6.12%, 4/15/2034 (a) (b)	1,000,000	968,235
CIFC Funding 2017-I, Ltd. Series 2017-1A, Class D, ABS, 3 Month USD LIBOR + 3.50%, 3.63%, 4/23/2029 (a) (b)	1,000,000	991,500
CIFC Funding 2021-I, Ltd. Series 2021-1A, Class E, ABS, 3 Month USD LIBOR + 6.00%, 6.12%, 4/25/2033 (a) (b)	500,000	489,783
CIFC Funding, Ltd. Series 2013-1A, Class CR, ABS, 3 Month USD LIBOR + 3.55%, 3.67%, 7/16/2030 (a) (b)	1,000,000	987,500
CLNC, Ltd. Series 2019-FL1, Class A, SOFR30A + 1.36%, 1.41%, 8/20/2035 (a) (b)	2,050,000	2,049,319
Dryden 33 Senior Loan Fund Series 2014-33A, Class DR3, ABS, 3 Month USD LIBOR + 3.65%, 3.77%, 4/15/2029 (a) (b)	2,000,000	2,005,452
Dryden 68 CLO, Ltd. Series 2019-68A, Class DR, ABS, 3 Month USD LIBOR + 3.35%, 3.47%, 7/15/2035 (a) (b)	1,500,000	1,497,734
Elmwood CLO VIII, Ltd. Series 2021-1A, Class D1, ABS, 3 Month USD LIBOR + 3.00%, 3.13%, 1/20/2034 (a) (b)	1,500,000	1,498,793
Exeter Automobile Receivables Trust 2021-1:
Series 2021-1A, Class D, ABS, 1.08, 11/16/2026	1,000,000	994,055
Series 2021-1A, Class E, ABS, 2.21, 2/15/2028 (a)	1,500,000	1,503,426
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1, ABS, 1 Month USD LIBOR + 0.14%, 0.24%, 3/25/2037 (b)	10,068,739	6,417,582
FirstKey Homes Trust:
Series 2020-SFR2, Class D, ABS, 1.97, 10/19/2037 (a)	2,000,000	1,944,741
See accompanying notes to financial statements.
69

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2020-SFR2, Class E, 2.67, 10/19/2037 (a)	$ 2,000,000	$ 1,984,664
FREED ABS Trust 2021-2 Series 2021-2, Class C, ABS, 1.94%, 6/19/2028 (a)	4,750,000	4,754,492
FS RIALTO Series 2021-FL2, Class A, ABS, 1 Month USD LIBOR + 1.22%, 1.33%, 4/16/2028 (a) (b)	2,000,000	1,993,032
GAIA Aviation, Ltd. Series 2019-1, Class A, 3.97%, 12/15/2044 (a) (e)	1,289,628	1,257,180
Galaxy XVIII CLO, Ltd. Series 2018-28A, Class D, ABS, 3 Month USD LIBOR + 3.00%, 3.12%, 7/15/2031 (a) (b)	2,100,000	2,089,819
GoodLeap Sustainable Home Solutions Trust Series 2021-5CS, Class C, 3.50%, 10/20/2048 (a)	3,500,000	3,416,758
Greystone CRE Notes, Ltd. Series 2021-FL3, Class B, ABS, 1 Month USD LIBOR + 1.65%, 1.76%, 7/15/2039 (a) (b)	2,925,000	2,914,485
GSAA Home Equity Trust Series 2007-10, Class A2A, 6.50%, 11/25/2037	2,132,924	1,287,517
Hardee's Funding LLC Series 2018-1A, Class A23, ABS, 5.71%, 6/20/2048 (a)	1,644,750	1,814,411
Hayfin Kingsland X, Ltd. Series 2019-1A, Class B1R, ABS, 3 Month USD LIBOR + 1.85%, 1.99%, 4/28/2031 (a) (b)	2,000,000	1,998,990
Helios Issuer LLC Series 2021-A, Class A, ABS, 1.80%, 2/20/2048 (a)	1,380,207	1,348,984
JOL Air, Ltd. Series 2019-1, Class A, 3.97%, 4/15/2044 (a)	2,484,345	2,399,863
LCCM Trust Series 2021-FL3, Class A, 1 Month USD LIBOR + 1.45%, 1.55%, 11/15/2038 (a) (b)	2,864,000	2,864,862
Lendingpoint Asset Securitization Trust Series 2021-A, Class C, ABS, 2.75%, 12/15/2028 (a)	4,000,000	3,887,592
LoanCore 2019-CRE2 Issuer, Ltd. Series 2019-CRE2, Class AS, 1 Month USD LIBOR + 1.50%, 1.61%, 5/15/2036 (a) (b)	3,382,000	3,375,818
Madison Park Funding XI, Ltd. Series 2013-11A, Class DR, ABS, 3 Month USD LIBOR + 3.25%, 3.37%, 7/23/2029 (a) (b)	1,000,000	977,200
Madison Park Funding XLVIII, Ltd. Series 2021-48A, Class D, ABS, 3 Month USD LIBOR + 3.00%, 3.12%, 4/19/2033 (a) (b)	1,000,000	996,763
See accompanying notes to financial statements.
70

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Magnetite CLO, Ltd. Series 2021-31A, Class E, 3 Month USD LIBOR + 6.00%, 6.11%, 7/15/2034 (a) (b)	$ 500,000	$ 495,385
Magnetite Xxix, Ltd. Series 2021-29A, Class E, ABS, 3 Month USD LIBOR + 5.75%, 5.87%, 1/15/2034 (a) (b)	500,000	496,036
Mosaic Solar Loan Trust Series 2018-1A, Class C, ABS, PO, 0.00%, 6/22/2043 (a)	454,719	432,186
MVW 2021-1W LLC:
Series 2021-1WA, Class C, ABS, 1.94, 1/22/2041 (a)	1,277,105	1,250,732
Series 2021-1WA, Class D, ABS, 3.17, 1/22/2041 (a)	2,128,509	2,103,547
Neuberger Berman Loan Advisers Clo 40, Ltd. Series 2021-40A, Class D, ABS, 3 Month USD LIBOR + 2.75%, 2.87%, 4/16/2033 (a) (b)	1,500,000	1,484,606
Octagon Investment Partners 27, Ltd. Series 2016-1A, Class DR, ABS, 3 Month USD LIBOR + 2.95%, 3.07%, 7/15/2030 (a) (b)	500,000	471,750
Octagon Investment Partners 30, Ltd. Series 2017-1A, Class CR, ABS, 3 Month USD LIBOR + 3.30%, 3.43%, 3/17/2030 (a) (b)	1,000,000	1,007,464
Octagon Investment Partners 31 LLC Series 2017-1A, Class DR, ABS, 3 Month USD LIBOR + 3.40%, 3.53%, 7/20/2030 (a) (b)	1,000,000	1,003,551
Octagon Investment Partners 40, Ltd. Series 2019-1A, Class DR, ABS, 3 Month USD LIBOR + 3.35%, 3.46%, 1/20/2035 (a) (b)	500,000	484,850
Octagon Investment Partners 49, Ltd. Series 2020-5A, Class D, ABS, 3 Month USD LIBOR + 3.40%, 3.52%, 1/15/2033 (a) (b)	2,500,000	2,496,223
PMT Issuer Trust - FMSR Series 2021-FT1, Class A, ABS, 1 Month USD LIBOR + 3.00%, 3.09%, 3/25/2026 (a) (b)	1,300,000	1,301,928
PRET LLC Series 2021-NPL5, Class A1, 2.49%, 10/25/2051 (a) (e)	5,029,369	5,008,261
Renaissance Home Equity Loan Trust Series 2006-2, Class AF4, ABS, 6.12%, 8/25/2036 (e)	8,773,135	5,013,865
Sapphire Aviation Finance II, Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (a)	1,232,922	1,197,044
Shenton Aircraft Investment I, Ltd. Series 2015-1A, Class A, ABS, 4.75%, 10/15/2042 (a)	2,235,750	2,049,764
See accompanying notes to financial statements.
71

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SOFI Alternative Trust 2021-A Series 2021-A, Class PT1, ABS, VRN, 1.48%, 3/15/2047 (a) (b)	$ 6,603,221	$ 6,425,515
Sofi Alternative Trust 2021-B Series 2021-B, Class PT1, ABS, VRN, 1.76%, 2/15/2047 (a) (b)	4,298,504	4,303,869
Sound Point Clo XII, Ltd. Series 2016-2A, Class DR, ABS, 3 Month USD LIBOR + 3.85%, 3.98%, 10/20/2028 (a) (b)	1,000,000	984,300
Sound Point Clo XIV, Ltd. Series 2016-3A, Class DR, ABS, 3 Month USD LIBOR + 3.65%, 3.77%, 1/23/2029 (a) (b)	1,000,000	1,001,665
Sound Point CLO XXIII Series 2019-2A, Class ER, 3 Month USD LIBOR + 6.47%, 6.59%, 7/15/2034 (a) (b)	1,000,000	968,310
Sound Point CLO XXVIII, Ltd. Series 2020-3A, Class D, ABS, 3 Month USD LIBOR + 3.65%, 3.77%, 1/25/2032 (a) (b)	4,000,000	4,014,392
Sound Point CLO, Ltd. Series 2020-1A, Class DR, 3 Month USD LIBOR + 3.35%, 3.48%, 7/20/2034 (a) (b)	500,000	499,245
START Ireland Series 2019-1, Class A, 4.09%, 3/15/2044 (a)	589,127	585,470
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 Month USD LIBOR + 0.34%, 0.44%, 12/25/2036 (b)	1,050,088	1,030,988
Sunrun Demeter Issuer Series 2021-2A, Class A, 2.27%, 1/30/2057 (a)	2,750,000	2,715,158
TIF Funding II LLC:
Series 2021-1A, Class A, ABS, 1.65, 2/20/2046 (a)	4,644,792	4,501,209
Series 2021-1A, Class B, ABS, 2.54, 2/20/2046 (a)	1,857,917	1,825,524
TPG Real Estate Finance Issuer, Ltd. Series 2021-FL4, Class A, ABS, 1 Month USD LIBOR + 1.20%, 1.31%, 3/15/2038 (a) (b)	200,000	199,875
Trimaran Cavu, Ltd. Series 2021-3A, Class D, ABS, 3 Month USD LIBOR + 3.78%, 3.88%, 1/18/2035 (a) (b)	1,500,000	1,500,000
TRTX Issuer, Ltd. Series 2019-FL3, Class AS, SOFR30A + 1.56%, 1.61%, 10/15/2034 (a) (b)	3,527,000	3,523,695
Upstart Pass-Through Trust Series 2021-ST3, Class A, ABS, 2.00%, 5/20/2027 (a)	3,888,214	3,868,001
Upstart Securitization Trust Series 2020-1, Class C, ABS, 4.90%, 4/22/2030 (a)	2,000,000	2,039,192
See accompanying notes to financial statements.
72

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
US Auto Funding 2019-1 LLC Series 2019-1A, Class D, ABS, 8.06%, 11/15/2025 (a)	$ 2,750,000	$ 2,819,881
Venture 39 CLO, Ltd. Series 2020-39A, Class D, ABS, 3 Month USD LIBOR + 4.25%, 4.37%, 4/15/2033 (a) (b)	1,750,000	1,742,475
VOLT XCVI LLC Series 2021-NPL5, Class A1, CMO, 2.12%, 3/27/2051 (a) (e)	1,850,010	1,841,331
Voya CLO 2017-3, Ltd. Series 2017-3A, Class CR, ABS, 3 Month USD LIBOR + 3.15%, 3.28%, 4/20/2034 (a) (b)	1,000,000	998,490
TOTAL ASSET-BACKED SECURITIES (Cost $184,221,127)		181,051,256
FOREIGN GOVERNMENT OBLIGATIONS — 2.1%
BRAZIL — 0.1%
Brazilian Government International Bond:
3.75%, 9/12/2031	3,000,000	2,825,640
5.63%, 2/21/2047	1,200,000	1,197,156
		4,022,796
CHILE — 0.2%
Chile Government International Bond:
2.55%, 1/27/2032	200,000	199,590
3.10%, 5/7/2041	1,800,000	1,768,500
3.10%, 1/22/2061	1,600,000	1,490,144
3.50%, 1/25/2050	1,300,000	1,354,834
		4,813,068
COLOMBIA — 0.2%
Colombia Government International Bond:
3.13%, 4/15/2031	1,200,000	1,081,584
3.25%, 4/22/2032	1,800,000	1,621,296
4.13%, 5/15/2051	1,700,000	1,384,157
5.00%, 6/15/2045	900,000	812,106
		4,899,143
DOMINICAN REPUBLIC — 0.1%
Dominican Republic International Bond Series REGS, 5.88%, 1/30/2060	1,800,000	1,732,482
INDONESIA — 0.3%
Indonesia Government International Bond:
2.15%, 7/28/2031	1,000,000	994,750
See accompanying notes to financial statements.
73

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 10/30/2049	$ 1,900,000	$ 2,018,883
4.35%, 1/11/2048	1,100,000	1,269,092
Perusahaan Penerbit SBSN Indonesia III:
2.55%, 6/9/2031 (a)	2,600,000	2,639,988
Series REGS, 3.80%, 6/23/2050	1,000,000	1,052,530
		7,975,243
MALAYSIA — 0.1%
Malaysia Wakala Sukuk Bhd Series REGS, 2.07%, 4/28/2031	2,200,000	2,199,142
Malaysia Wakala Sukuk Bhd. 3.08%, 4/28/2051 (a)	500,000	514,750
		2,713,892
MEXICO — 0.3%
Mexico Government International Bond:
2.66%, 5/24/2031	1,200,000	1,171,128
3.77%, 5/24/2061	1,500,000	1,382,790
4.28%, 8/14/2041	2,100,000	2,182,173
4.35%, 1/15/2047	300,000	312,243
4.50%, 1/31/2050	1,100,000	1,169,663
4.60%, 2/10/2048	1,500,000	1,604,145
		7,822,142
PANAMA — 0.2%
Panama Government International Bond:
2.25%, 9/29/2032	1,200,000	1,142,436
3.87%, 7/23/2060	2,000,000	2,000,540
4.30%, 4/29/2053	1,300,000	1,402,856
4.50%, 4/1/2056	400,000	440,588
		4,986,420
PERU — 0.0% (c)
Peruvian Government International Bond:
2.78%, 1/23/2031	800,000	796,960
3.30%, 3/11/2041	600,000	602,628
		1,399,588
PHILIPPINES — 0.2%
Philippine Government International Bond:
1.65%, 6/10/2031	1,450,000	1,403,759
2.46%, 5/5/2030	800,000	825,728
2.65%, 12/10/2045	600,000	571,290
See accompanying notes to financial statements.
74

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.95%, 5/5/2045	$ 600,000	$ 594,606
3.70%, 3/1/2041	800,000	877,656
3.70%, 2/2/2042	1,700,000	1,865,410
		6,138,449
QATAR — 0.0% (c)
Qatar Government International Bond Series REGS, 3.38%, 3/14/2024	300,000	314,124
SAUDI ARABIA — 0.2%
Saudi Government International Bond:
Series REGS, 2.25%, 2/2/2033	2,000,000	1,949,520
Series REGS, 2.88%, 3/4/2023	400,000	409,418
Series REGS, 3.45%, 2/2/2061	3,100,000	3,127,714
Series REGS, 3.75%, 1/21/2055	200,000	214,412
		5,701,064
SOUTH KOREA — 0.1%
Korea Development Bank:
1.63%, 1/19/2031	800,000	784,960
2.00%, 10/25/2031	1,650,000	1,654,224
Korea Electric Power Corp. Series 144A, 1.13%, 6/15/2025 (a)	700,000	692,349
Korea Hydro & Nuclear Power Co., Ltd. Series 144A, 1.25%, 4/27/2026 (a)	200,000	196,486
Korea International Bond 2.75%, 1/19/2027	200,000	211,660
		3,539,679
THAILAND — 0.0% (c)
Export Import Bank of Thailand Series EMTN, 3 Month USD LIBOR + 0.90%, 1.06%, 11/20/2023 (b)	420,000	422,100
UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Government International Bond:
Series 144A, 3.13%, 4/16/2030 (a)	700,000	758,800
Series REGS, 1.70%, 3/2/2031	800,000	777,600
Series REGS, 3.13%, 9/30/2049	1,150,000	1,173,488
See accompanying notes to financial statements.
75

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series REGS, 3.88%, 4/16/2050	$ 500,000	$ 582,394
		3,292,282
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $59,648,716)		59,772,472
	Shares
COMMON STOCKS — 0.0% (c)
UNITED KINGDOM — 0.0% (c)
Avation Capital SA (f) (g)	4,550	1,787
UNITED STATES — 0.0% (c)
Foresight Energy (f) (g)	572	10,967
Tapstone Energy Holdings (f) (g)	5,920	—
		10,967
TOTAL COMMON STOCKS (Cost $1,913)		12,754
	Principal Amount
SENIOR FLOATING RATE LOANS — 3.1%
ADVERTISING SERVICES — 0.0% (c)
Terrier Media Buyer, Inc., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 3.60%, 12/17/2026 (b)	$ 455,747	454,208
AEROSPACE & DEFENSE — 0.0% (c)
Dynasty Acquisition Co., Inc.:
Senior Secured 2020 CAD Term Loan B2, 3 Month USD LIBOR + 3.50%, 3.72%, 4/6/2026 (b)	254,826	248,638
Senior Secured 2020 Term Loan B1, 3 Month USD LIBOR + 3.50%, 3.72%, 4/6/2026 (b)	473,975	462,468
		711,106
AIR FREIGHT & LOGISTICS — 0.0% (c)
Kenan Advantage Group, Inc., Senior Secured 2021 Term Loan B1, 1 Month USD LIBOR + 3.75%, 4.50%, 3/24/2026 (b)	382,391	381,886
Worldwide Express Operations, LLC, Senior Secured 2021 1st Lien Term Loan, 6 Month USD LIBOR + 4.25%, 5.00%, 7/26/2028 (b)	190,000	190,752
		572,638
See accompanying notes to financial statements.
76

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
AIRLINES — 0.1%
AAdvantage Loyalty IP Ltd., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.75%, 5.50%, 4/20/2028 (b)	$ 310,000	$ 321,763
Air Canada, Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50%, 4.25%, 8/11/2028 (b)	195,000	195,104
American Airlines, Inc.:
Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 1.75%, 1.85%, 1/29/2027 (b)	217,800	205,549
Senior Secured 2017 Incremental Term Loan, 3 Month USD LIBOR + 2.00%, 2.11%, 12/15/2023 (b)	103,906	102,028
Mileage Plus Holdings LLC, Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 5.25%, 6.25%, 6/21/2027 (b)	505,000	533,914
SkyMiles IP Ltd., Senior Secured 2020 Skymiles Term Loan B, 3 Month USD LIBOR + 3.75%, 4.75%, 10/20/2027 (b)	215,000	227,900
United Airlines, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.50%, 4/21/2028 (b)	213,388	214,636
		1,800,894
AUTO COMPONENTS — 0.1%
Clarios Global LP, Senior Secured 2021 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 3.35%, 4/30/2026 (b)	528,551	526,503
DexKo Global, Inc.:
Senior Secured 2021 USD Delayed Draw Term Loan, 3 Month USD LIBOR + 1.86%, 1.88%, 10/4/2028 (b)	26,462	26,411
Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 3.75%, 4.25%, 10/4/2028 (b)	214,200	213,782
Truck Hero, Inc., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 4.00%, 1/31/2028 (b)	148,875	148,375
Wheel Pros, LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.50%, 5.25%, 5/11/2028 (b)	240,000	239,956
		1,155,027
BEVERAGES — 0.0% (c)
Triton Water Holdings, Inc., Senior Secured Term Loan, 3 Month USD LIBOR + 3.50%, 4.00%, 3/31/2028 (b)	547,373	542,242
BROADCAST SERV/PROGRAM — 0.0% (c)
E.W. Scripps Company (The), Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 2.56%, 3.31%, 5/1/2026 (b)	454,193	454,230
BUILDING PRODUCTS — 0.0% (c)
Chamberlain Group, Inc., Senior Secured Term Loan B, 1 Month USD LIBOR + 3.5%, 4.00%, 11/3/2028 (b)	205,000	205,065
See accompanying notes to financial statements.
77

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CP Atlas Buyer, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.25%, 11/23/2027 (b)	$ 575,875	$ 574,147
Quikrete Holdings, Inc., Senior Secured 2021 Term Loan B1, 6/11/2028 (h)	125,000	124,904
Tamko Building Products, LLC, Senior Secured Term Loan B, 2 Month USD LIBOR + 3.00%, 3.00%, 6/1/2026 (b)	178,177	177,584
		1,081,700
CASINO SERVICES — 0.0% (c)
Stars Group Holdings B.V., Senior Secured 2018 USD Incremental Term Loan, 3 Month USD LIBOR + 2.25%, 2.47%, 7/21/2026 (b)	317,853	317,120
CHEMICALS — 0.1%
Atotech B.V., Senior Secured 2021 USD Term Loan B, 1 Month USD LIBOR + 2.50%, 3.00%, 3/18/2028 (b)	64,675	64,632
Diamond (BC) B.V., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.00%, 3.50%, 9/29/2028 (b)	455,000	454,181
GEON Performance Solutions, LLC, Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.75%, 5.50%, 8/18/2028 (b)	59,850	60,449
Illuminate Buyer, LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 3.60%, 6/30/2027 (b)	375,862	374,167
Ineos US Finance LLC, Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 2.50%, 3.00%, 11/8/2028	55,000	54,817
Kraton Polymers, LLC, Senior Secured 2021 USD Term Loan B, 11/18/2028 (h)	155,000	155,291
Messer Industries GmbH, Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 2.50%, 2.72%, 3/1/2026 (b)	121,244	120,475
Olympus Water US Holding Corp., Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 3.75%, 4.25%, 11/9/2028 (b)	200,000	199,625
Polar US Borrower, LLC, Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 4.75%, 10/15/2025 (b)	277,715	278,236
PQ Corporation, Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 2.75%, 3.25%, 6/9/2028 (b)	99,750	99,812
Starfruit Finco B.V, Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.00%, 3.10%, 10/1/2025 (b)	452,743	451,753
Vantage Specialty Chemicals, Inc., Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 4.50%, 10/28/2024 (b)	441,694	434,240
See accompanying notes to financial statements.
78

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
W.R. Grace & Co.-Conn., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.25%, 9/22/2028 (b)	$ 375,000	$ 376,125
		3,123,803
COMMERCIAL SERVICES — 0.2%
Allied Universal Holdco LLC, Senior Secured 2021 USD Incremental Term Loan B, 3 Month USD LIBOR + 3.75%, 4.25%, 5/12/2028 (b)	575,745	574,596
APX Group, Inc., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50%, 4.00%, 7/10/2028 (b)	140,000	139,971
EAB Global, Inc., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.50%, 4.00%, 8/16/2028 (b)	415,000	413,272
IRI Holdings, Inc., Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.25%, 4.35%, 12/1/2025 (b)	383,089	383,711
Mavis Tire Express Services Corp., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.00%, 4.75%, 5/4/2028 (b)	597,000	598,307
PECF USS Intermediate Holding III Corporation, Senior Secured Term Loan B, 12/15/2028 (h)	480,000	481,116
Spin Holdco Inc., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.00%, 4.75%, 3/4/2028 (b)	442,775	444,743
Verscend Holding Corp., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.00%, 4.10%, 8/27/2025 (b)	571,493	572,065
Viad Corp., Senior Secured Initial Term Loan, 3 Month USD LIBOR + 5.00%, 5.50%, 7/30/2028 (b)	169,575	169,470
VT Topco, Inc., Senior Secured 2021 Incremental Term Loan, 1 Month USD LIBOR + 3.75%, 4.50%, 8/1/2025 (b)	258,926	258,980
Wand NewCo 3, Inc., Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 3.00%, 3.18%, 2/5/2026 (b)	596,474	588,896
		4,625,127
COMMERCIAL SERVICES & SUPPLIES — 0.1%
ADMI Corp., Senior Secured 2021 Incremental Term Loan B3, 1 Month USD LIBOR + 3.50%, 4.00%, 12/23/2027 (b)	169,575	169,535
Asurion LLC, Senior Secured 2021 Term Loan B9, 1 Month USD LIBOR + 3.25%, 3.35%, 7/31/2027 (b)	442,085	439,930
Asurion, LLC:
Senior Secured 2021 2nd Lien Term Loan B3, 1 Month USD LIBOR + 5.25%, 5.35%, 1/31/2028 (b)	70,000	70,306
Senior Secured 2021 Second Lien Term Loan B4, 1 Month USD LIBOR + 5.25%, 5.35%, 1/20/2029 (b)	290,000	289,185
Covanta Holding Corporation:
Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.50%, 3.00%, 11/30/2028 (b)	120,941	121,213
See accompanying notes to financial statements.
79

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2021 Term Loan C, 3 Month USD LIBOR + 2.50%, 3.00%, 11/30/2028 (b)	$ 9,059	$ 9,080
Garda World Security Corporation, Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.25%, 4.36%, 10/30/2026 (b)	625,000	624,938
Packaging Coordinators Midco, Inc., Senior Secured 2020 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 4.50%, 11/30/2027 (b)	153,838	154,030
Packers Holdings, LLC, Senior Secured 2021 Term Loan, 6 Month USD LIBOR + 3.25%, 4.00%, 3/9/2028 (b)	277,923	276,533
Prometric Holdings, Inc., Senior Secured 1st Lien Term Loan, 1/29/2025 (h)	475,000	469,953
		2,624,703
COMMUNICATIONS EQUIPMENT — 0.0% (c)
Avaya, Inc.:
Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 4.25%, 4.36%, 12/15/2027 (b)	292,231	293,480
Senior Secured 2021 Term Loan B2, 3 Month USD LIBOR + 4.00%, 4.11%, 12/15/2027 (b)	360,000	360,293
		653,773
COMPUTER SERVICES — 0.0% (c)
Redstone Holdco 2 LP, Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.75%, 5.50%, 4/27/2028 (b)	340,000	325,763
CONSTRUCTION & ENGINEERING — 0.1%
Aegion Corporation, Senior Secured Term Loan, 3 Month USD LIBOR + 4.75%, 5.50%, 5/17/2028 (b)	99,750	100,332
Brand Energy & Infrastructure Services, Inc., Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 4.25%, 5.25%, 6/21/2024 (b)	143,896	141,098
Brown Group Holding, LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 2.50%, 3.00%, 6/7/2028 (b)	51,253	51,221
DG Investment Intermediate Holdings 2, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75%, 7.50%, 3/30/2029 (b)	60,000	60,150
Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75%, 3.75%, 3/31/2028 (b)	663,360	663,983
KKR Apple Bidco, LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.00%, 3.50%, 9/23/2028 (b)	190,000	189,657
		1,206,441
See accompanying notes to financial statements.
80

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CONSTRUCTION MATERIALS — 0.0% (c)
Forterra Finance, LLC, Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 4.00%, 10/25/2023 (b)	$ 95,383	$ 95,461
Traverse Midstream Partners LLC, Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 4.25%, 5.25%, 9/27/2024 (b)	283,758	283,050
		378,511
CONSUMER FINANCE — 0.0% (c)
Amentum Government Services Holdings LLC, Senior Secured Term Loan B, 1 Month USD LIBOR + 3.50%, 3.60%, 1/29/2027 (b)	296,292	292,496
CONTAINERS & PACKAGING — 0.1%
Charter NEX US, Inc., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75%, 4.50%, 12/1/2027 (b)	301,950	302,965
Graham Packaging Company, Inc., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.00%, 3.75%, 8/4/2027 (b)	622,281	621,403
Klockner-Pentaplast of America, Inc., Senior Secured 2021 Term Loan B, 6 Month USD LIBOR + 4.75%, 5.25%, 2/12/2026 (b)	337,650	329,631
Pretium PKG Holdings, Inc.:
Senior Secured 2021 1st Lien Term Loan, 6 Month USD LIBOR + 4.00%, 4.50%, 10/2/2028 (b)	220,000	219,877
Senior Secured 2021 2nd Lien Term Loan, 6 Month USD LIBOR + 6.75%, 7.25%, 10/1/2029 (b)	45,000	44,972
TricorBraun Holdings, Inc., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.25%, 3.75%, 3/3/2028 (b)	398,340	396,015
Trident TPI Holdings, Inc.:
Senior Secured 2017 USD Term Loan B1, 3 Month USD LIBOR + 3.25%, 4.25%, 10/17/2024 (b)	498,509	499,249
Senior Secured 2021 Delayed Draw Term Loan, 3 Month USD LIBOR + 4.00%, 4.20%, 9/15/2028 (b)	3,495	3,498
Senior Secured 2021 Incremental Term Loan, 3 Month USD LIBOR + 4.00%, 4.50%, 9/15/2028 (b)	61,151	61,199
		2,478,809
DISTRIBUTORS — 0.0% (c)
American Tire Distributors Holdings, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 6.25%, 7.00%, 10/8/2028 (b)	165,000	166,355
DIVERSIFIED CONSUMER SERVICES — 0.0% (c)
Ascend Learning, LLC:
See accompanying notes to financial statements.
81

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 5.75%, 6.25%, 12/10/2029 (b)	$ 85,000	$ 85,531
Senior Secured 2021 Term Loan, 12/11/2028 (h)	545,000	544,888
Mister Car Wash Holdings, Inc., Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.00%, 3.10%, 5/14/2026 (b)	340,890	339,484
		969,903
DIVERSIFIED FINANCIAL SERVICES — 0.1%
AllSpring Buyer LLC, Senior Secured Term Loan B, 2 Month USD LIBOR + 3.25%, 3.75%, 11/1/2028 (b)	243,952	244,866
Astra Acquisition Corp.:
Senior Secured 2021 1st Lien Term Loan, 1 Month USD LIBOR + 5.25%, 5.75%, 10/25/2028 (b)	660,000	649,552
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 8.86%, 9.63%, 10/22/2029 (b)	160,000	158,000
Deerfield Dakota Holding, LLC, Senior Secured 2020 USD Term Loan B, 1 Month USD LIBOR + 3.75%, 4.75%, 4/9/2027 (b)	896,529	898,704
DirecTV Financing, LLC, Senior Secured Term Loan, 3 Month USD LIBOR + 5.00%, 5.75%, 8/2/2027 (b)	375,771	376,601
Edelman Financial Center, LLC:
Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75%, 6.85%, 7/20/2026 (b)	295,000	296,690
Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50%, 4.25%, 4/7/2028 (b)	558,195	558,580
Eisner Advisory Group LLC, Senior Secured Term Loan, 3 Month USD LIBOR + 5.25%, 6.00%, 7/28/2028 (b)	160,000	160,400
HighTower Holdings LLC, Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.00%, 4.75%, 4/21/2028 (b)	335,000	335,245
		3,678,638
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Cincinnati Bell, Inc., Senior Secured 2021 Term Loan B2, 3 Month USD LIBOR + 3.25%, 3.75%, 11/22/2028 (b)	205,000	205,231
Intelsat Jackson Holdings S.A.:
Senior Secured 2017 Term Loan B3, 1 Month USD LIBOR + 4.75%, 8.00%, 11/27/2023 (b)	1,237,174	1,237,428
Senior Secured 2021 DIP Term Loan, 3 Month USD LIBOR + 4.75%, 3.60%, 10/13/2022 (b)	212,199	212,531
Telesat Canada, Senior Secured Term Loan B5, 2 Month USD LIBOR + 2.75%, 2.90%, 12/7/2026 (b)	178,999	158,861
		1,814,051
See accompanying notes to financial statements.
82

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
ELECTRICAL EQUIPMENT — 0.0% (c)
EXC Holdings III Corp., Senior Secured USD 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 4.50%, 12/2/2024 (b)	$ 74,611	$ 74,984
ELECTRIC-INTEGRATED — 0.0% (c)
ExGen Renewables IV, LLC, Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 2.50%, 3.50%, 12/15/2027 (b)	210,162	210,506
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (c)
Ingram Micro, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50%, 4.00%, 6/30/2028 (b)	487,550	488,342
Mirion Technologies, Inc., Senior Secured 2021 Term Loan, 2 Month USD LIBOR + 2.75%, 3.25%, 10/20/2028 (b)	245,000	244,825
		733,167
ENERGY EQUIPMENT & SERVICES — 0.0% (c)
Carnival Corporation, Senior Secured USD Term Loan B, 3 Month USD LIBOR + 3.00%, 3.75%, 6/30/2025 (b)	143,188	142,293
Granite Holdings US Acquisition Co., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.00%, 4.22%, 9/30/2026 (b)	473,447	474,039
WIN Waste Innovations Holdings, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 2.75%, 3.25%, 3/24/2028 (b)	427,850	427,743
		1,044,075
ENTERTAINMENT — 0.1%
Everi Holdings, Inc., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.50%, 3.00%, 8/3/2028 (b)	114,713	114,682
NASCAR Holdings, Inc, Senior Secured Term Loan B, 1 Month USD LIBOR + 2.50%, 2.60%, 10/19/2026 (b)	242,508	242,471
Sweetwater Borrower, LLC, Senior Secured Term Loan B, 1 Month USD LIBOR + 4.75%, 5.50%, 8/7/2028 (b)	305,000	305,762
UFC Holdings, LLC, Senior Secured 2021 Term Loan B, 6 Month USD LIBOR + 2.75%, 3.50%, 4/29/2026 (b)	668,623	666,831
		1,329,746
FINANCIAL SERVICES — 0.0% (c)
Greystone Select Financial LLC, Senior Secured Term Loan B, 6 Month USD LIBOR + 5.00%, 5.00%, 6/16/2028 (b)	89,446	90,117
See accompanying notes to financial statements.
83

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
FOOD & STAPLES RETAILING — 0.0% (c)
Monogram Food Solutions, LLC, Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00%, 4.50%, 8/28/2028 (b)	$ 260,000	$ 260,000
United Natural Foods, Inc., Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 3.35%, 10/22/2025 (b)	219,226	219,561
		479,561
FOOD PRODUCTS — 0.0% (c)
CHG PPC Parent LLC, Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.00%, 3.50%, 12/8/2028 (b)	315,000	314,409
FOOD-MISC/DIVERSIFIED — 0.0% (c)
H Food Holdings LLC, Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.69%, 3.79%, 5/23/2025 (b)	583,058	580,143
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Gainwell Acquisition Corp., Senior Secured Term Loan B, 3 Month USD LIBOR + 4.00%, 4.75%, 10/1/2027 (b)	560,109	562,279
Zelis Healthcare Corporation, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 3.60%, 9/30/2026 (b)	583,560	580,479
		1,142,758
HEALTH CARE PROVIDERS & SERVICES — 0.2%
Agiliti Health, Inc., Senior Secured Term Loan, 3 Month USD LIBOR + 2.75%, 2.88%, 1/4/2026 (b)	114,705	114,275
Air Methods Corporation, Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.50%, 4.50%, 4/22/2024 (b)	100,097	95,342
Aveanna Healthcare, LLC:
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 7.00%, 7.50%, 12/10/2029 (b)	310,000	309,612
Senior Secured 2021 Delayed Draw Term Loan, 7/17/2028 (h)	108,491	108,161
Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.25%, 7/17/2028 (b)	466,509	465,094
CHG Healthcare Services, Inc., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.50%, 4.00%, 9/29/2028 (b)	259,350	259,707
Endo Luxembourg Finance Company I S.a r.l., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 5.00%, 5.75%, 3/27/2028 (b)	97,882	95,453
Envision Healthcare Corp., Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 3.85%, 10/10/2025 (b)	401,898	324,659
Global Medical Response, Inc.:
Senior Secured 2017 Incremental Term Loan, 6 Month USD LIBOR + 4.25%, 5.25%, 3/14/2025 (b)	110,000	109,745
See accompanying notes to financial statements.
84

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 4.25%, 5.25%, 10/2/2025 (b)	$ 287,783	$ 286,992
Heartland Dental, LLC, Senior Secured 2021 Incremental Term Loan, 1 Month USD LIBOR + 4.00%, 4.10%, 4/30/2025 (b)	572,125	572,005
Horizon Therapeutics USA, Inc., Senior Secured 2021 Term Loan B2, 1 Month USD LIBOR + 1.75%, 2.25%, 3/15/2028 (b)	258,700	258,168
ICON Luxembourg S.A.R.L.:
Senior Secured LUX Term Loan, 3 Month USD LIBOR + 2.25%, 2.75%, 7/3/2028 (b)	177,861	178,145
Senior Secured US Term Loan, 3 Month USD LIBOR + 2.25%, 2.75%, 7/3/2028 (b)	44,314	44,385
MED ParentCo LP, Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 4.25%, 4.35%, 8/31/2026 (b)	188,553	188,605
Ortho-Clinical Diagnostics SA, Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 3.00%, 6/30/2025 (b)	149,848	149,940
Radnet Management, Inc., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.00%, 3.75%, 4/21/2028 (b)	574,187	574,905
RegionalCare Hospital Partners Holdings, Inc., Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 3.85%, 11/16/2025 (b)	318,096	318,253
Team Health Holdings, Inc., Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 3.75%, 2/6/2024 (b)	171,401	164,374
Upstream Rehabilition, Inc., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.25%, 4.35%, 11/20/2026 (b)	164,175	164,611
		4,782,431
HOME FURNISHINGS — 0.0% (c)
AI Aqua Merger Sub, Inc.:
Senior Secured 2021 1st Lien Delayed Draw Term Loan, 7/31/2028 (h)	12,444	12,494
Senior Secured 2021 1st Lien Term Loan B, 1 Month USD LIBOR + 4.00%, 4.50%, 7/31/2028 (b)	127,556	128,068
Tecta America Corp., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.25%, 5.00%, 4/10/2028 (b)	194,025	194,389
		334,951
HOTELS, RESTAURANTS & LEISURE — 0.1%
Alterra Mountain Co., Senior Secured 2021 Series B-2 Consenting Term Loan, 1 Month USD LIBOR + 3.50%, 4.00%, 8/17/2028 (b)	982,065	982,065
ClubCorp Holdings, Inc., Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.75%, 2.97%, 9/18/2024 (b)	325,137	313,803
See accompanying notes to financial statements.
85

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Golden Nugget, Inc., Senior Secured 2017 Incremental Term Loan B, 2 Month USD LIBOR + 2.50%, 3.25%, 10/4/2023 (b)	$ 393,181	$ 391,392
Peraton Corp., Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75%, 4.50%, 2/1/2028 (b)	511,137	512,231
Playa Resorts Holding B.V., Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 3.75%, 4/29/2024 (b)	339,019	330,931
Travel Leaders Group, LLC, Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.00%, 4.10%, 1/25/2024 (b)	203,943	187,098
Travelport Finance (Luxembourg) S.A.R.L.:
Senior Secured 2020 Super Priority Term Loan, 3 Month USD LIBOR + 1.50%, 3.50%, 2/28/2025 (b)	275,956	284,424
Senior Secured 2021 Consented Term Loan, 3 Month USD LIBOR + 1.75%, 6.97%, 5/29/2026 (b)	92,125	76,970
Twin River Worldwide Holdings, Inc., Senior Secured 2021 Term Loan B, 6 Month USD LIBOR + 3.25%, 3.75%, 10/2/2028 (b)	610,000	611,058
		3,689,972
HOUSEHOLD DURABLES — 0.0% (c)
Springs Windows Fashions, LLC, Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.00%, 4.75%, 10/6/2028 (b)	570,000	566,081
HOUSEHOLD PRODUCTS — 0.0% (c)
Conair Holdings, LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 3.75%, 3.75%, 5/17/2028 (b)	184,537	184,850
TGP Holdings III, LLC, Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.25%, 4.00%, 6/29/2028 (b)	84,643	84,396
		269,246
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (c)
Calpine Corporation, Senior Secured 2019 Term Loan B10, 1 Month USD LIBOR + 2.00%, 2.10%, 8/12/2026 (b)	78,200	77,337
INSURANCE — 0.2%
Acrisure, LLC:
Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 3.50%, 3.72%, 2/15/2027 (b)	829,089	821,213
Senior Secured 2021 First Lien Term Loan B, 3 Month USD LIBOR + 4.25%, 4.75%, 2/15/2027 (b)	140,000	140,175
See accompanying notes to financial statements.
86

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Alliant Holdings Intermediate, LLC, Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 3.50%, 4.00%, 11/6/2027 (b)	$ 155,000	$ 155,028
AmWINS Group, Inc., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.25%, 3.00%, 2/19/2028 (b)	313,269	311,344
AssuredPartners, Inc., Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50%, 3.60%, 2/12/2027 (b)	1,205,530	1,198,080
OneDigital Borrower LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.25%, 4.75%, 11/16/2027 (b)	655,000	654,591
Sedgwick Claims Management Services, Inc., Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.35%, 12/31/2025 (b)	828,276	822,842
		4,103,273
INTERACTIVE MEDIA & SERVICES — 0.0% (c)
GTT Communications, Inc., Senior Secured 2018 USD Term Loan B, 3 Month USD LIBOR + 3.75%, 7.00%, 5/31/2025 (b)	63,353	57,001
Rentpath, Inc., Senior Secured 2021 Stub Current Face Term Loan, 4/1/2028 (i)	28,239	7,201
		64,202
INTERNET & CATALOG RETAIL — 0.0% (c)
PUG LLC, Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.50%, 3.60%, 2/12/2027 (b)	315,192	309,282
Uber Technologies, Inc., Senior Secured 2021 1st Lien Term Loan B, 1 Month USD LIBOR + 3.50%, 3.60%, 4/4/2025 (b)	504,769	505,681
		814,963
INTERNET & TELECOM — 0.0% (c)
Arches Buyer, Inc., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.75%, 12/6/2027 (b)	393,015	390,905
Cablevision Lightpath LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 3.25%, 3.75%, 11/30/2027 (b)	391,050	391,001
CNT Holdings I Corp., Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 3.50%, 4.25%, 11/8/2027 (b)	218,900	219,310
		1,001,216
IT SERVICES — 0.1%
Access CIG, LLC, Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 3.84%, 2/27/2025 (b)	79,786	79,394
Blackhawk Network Holdings, Inc., Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 3.10%, 6/15/2025 (b)	694,081	690,656
See accompanying notes to financial statements.
87

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
VS Buyer, LLC, Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 3.10%, 2/28/2027 (b)	$ 1,016,888	$ 1,014,345
		1,784,395
LEISURE INDUSTRY — 0.0% (c)
Carnival Corporation, Senior Secured 2021 Incremental Term Loan B, 6 Month USD LIBOR + 3.25%, 4.00%, 10/18/2028 (b)	430,000	427,134
LIFE SCIENCES TOOLS & SERVICES — 0.0% (c)
eResearchTechnology, Inc., Senior Secured 2020 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 5.50%, 2/4/2027 (b)	29,849	29,988
Parexel International Corporation, Senior Secured 2021 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 4.00%, 11/15/2028 (b)	385,000	385,531
		415,519
MACHINERY — 0.1%
Alliance Laundry Systems LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 4.25%, 10/8/2027 (b)	117,514	117,728
American Trailer World Corp., Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75%, 4.50%, 3/3/2028 (b)	233,825	233,387
Columbus McKinnon Corporation, Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 2.75%, 3.25%, 5/14/2028 (b)	34,104	34,189
Filtration Group Corporation, Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 3.10%, 3/29/2025 (b)	392,492	389,733
Grinding Media Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.00%, 4.75%, 10/12/2028 (b)	239,400	239,550
Hillman Group, Inc.:
Senior Secured 2021 Delayed Draw Term Loan, 3 Month USD LIBOR + 2.75%, 2.79%, 7/14/2028 (b)	2,295	2,290
Senior Secured 2021 Term Loan B1, 1 Month USD LIBOR + 2.75%, 3.25%, 7/14/2028 (b)	119,789	119,534
Madison IAQ LLC, Senior Secured Term Loan, 6 Month USD LIBOR + 3.25%, 3.75%, 6/21/2028 (b)	363,175	363,326
Titan Acquisition Limited, Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 3.35%, 3/28/2025 (b)	286,207	281,934
Waterlogic Holdings Limited, Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 4.75%, 4.97%, 8/4/2028 (b)	377,558	378,502
		2,160,173
See accompanying notes to financial statements.
88

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY-CONSTRUCTION & MINING — 0.0% (c)
Clear Channel Outdoor Holdings, Inc., Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 3.63%, 8/21/2026 (b)	$ 241,416	$ 238,424
MACHINERY-FARM — 0.0% (c)
ASP Blade Holdings, Inc., Senior Secured Initial Term Loan, 1 Month USD LIBOR + 4.00%, 4.50%, 10/13/2028 (b)	85,000	85,106
MEDIA — 0.1%
Diamond Sports Group, LLC, Senior Secured Term Loan, 1 Month USD LIBOR + 3.25%, 3.36%, 8/24/2026 (b)	173,228	81,368
NEP/NCP Holdco, Inc., Senior Secured 2018 1st Lien Term Loan, 10/20/2025 (h)	145,000	142,402
Radiate Holdco, LLC, Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 4.00%, 9/25/2026 (b)	480,000	479,002
Sinclair Television Group, Inc., Senior Secured Term Loan B2B, 1 Month USD LIBOR + 2.50%, 2.61%, 9/30/2026 (b)	129,070	126,166
Vertical US Newco, Inc., Senior Secured Term Loan B, 6 Month USD LIBOR + 3.50%, 4.00%, 7/30/2027 (b)	573,572	574,688
Ziggo Financing Partnership, Senior Secured USD Term Loan I, 3 Month USD LIBOR + 2.50%, 2.61%, 4/30/2028 (b)	190,000	188,219
		1,591,845
METALS & MINING — 0.0% (c)
Tiger Acquisition, LLC, Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.25%, 3.75%, 6/1/2028 (b)	194,512	193,575
U.S. Silica Company, Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.00%, 5.00%, 5/1/2025 (b)	242,770	237,914
		431,489
MISCELLANEOUS MANUFACTUR — 0.0% (c)
Groupe Solmax, Inc., Senior Secured Term Loan, 3 Month USD LIBOR + 4.75%, 4.75%, 5/29/2028 (b)	159,763	159,962
MRI/MEDICAL DIAG IMAGING — 0.0% (c)
Radiology Partners, Inc, Senior Secured 2018 1st Lien Term Loan B, 3 Month USD LIBOR + 4.25%, 4.36%, 7/9/2025 (b)	728,810	719,602
OIL, GAS & CONSUMABLE FUELS — 0.1%
EG America LLC, Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00%, 4.22%, 2/7/2025 (b)	177,579	177,147
EG Group Limited, Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.25%, 4.75%, 3/31/2026 (b)	154,230	155,484
See accompanying notes to financial statements.
89

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Gulf Finance, LLC, Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 6.75%, 6.75%, 8/25/2026 (b)	$ 175,826	$ 164,892
Oryx Midstream Services Permian Basin LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 3.25%, 3.75%, 10/5/2028 (b)	190,000	189,036
Pacific Gas & Electric Co., Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 3.00%, 3.50%, 6/23/2025 (b)	595,925	590,711
Waterbridge Midstream Operating LLC, Senior Secured Term Loan B, 6 Month USD LIBOR + 5.75%, 6.75%, 6/22/2026 (b)	168,709	164,807
		1,442,077
PERSONAL PRODUCTS — 0.0% (c)
Kronos Acquisition Holdings, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.25%, 12/22/2026 (b)	445,587	433,683
PHARMACEUTICALS — 0.1%
Bausch Health Companies, Inc., Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 3.10%, 6/2/2025 (b)	127,526	127,096
Jazz Financing Lux SARL, Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.50%, 4.00%, 5/5/2028 (b)	572,125	574,951
Organon & Co, Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.00%, 3.50%, 6/2/2028 (b)	553,522	554,848
Pathway Vet Alliance LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75%, 3.85%, 3/31/2027 (b)	685,490	684,205
PetVet Care Centers, LLC, Senior Secured 2021 Term Loan B3, 1 Month USD LIBOR + 3.50%, 4.25%, 2/14/2025 (b)	224,097	224,349
Southern Veterinary Partners, LLC, Senior Secured Term Loan, 3 Month USD LIBOR + 4.00%, 5.00%, 10/5/2027 (b)	44,887	45,027
		2,210,476
PIPELINES — 0.1%
CQP Holdco LP, Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.25%, 6/5/2028 (b)	572,902	572,304
DT Midstream, Inc., Senior Secured Term Loan B, 3 Month USD LIBOR + 2.00%, 2.50%, 6/26/2028 (b)	169,150	169,692
Freeport LNG Investments, LLLP, Senior Secured Term Loan B, 3 Month USD LIBOR + 3.5%, 4.00%, 12/21/2028 (b)	215,000	213,220
GIP II Blue Holding, L.P, Senior Secured Term Loan B, 3 Month USD LIBOR + 4.50%, 4.72%, 9/29/2028 (b)	145,000	144,909
		1,100,125
See accompanying notes to financial statements.
90

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
PROFESSIONAL SERVICES — 0.0% (c)
Proofpoint, Inc., Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 3.75%, 8/31/2028 (b)	$ 340,000	$ 339,125
Trans Union, LLC, Senior Secured 2021 Term Loan B6, 12/1/2028 (h)	200,000	199,750
		538,875
PUBLISHING-BOOKS — 0.0% (c)
Getty Images, Inc., Senior Secured 2019 USD Term Loan B, 1 Month USD LIBOR + 4.50%, 4.63%, 2/19/2026 (b)	238,052	238,697
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (c)
Bright Bidco B.V., Senior Secured 2018 Term Loan B, 6 Month USD LIBOR + 3.50%, 4.50%, 6/30/2024 (b)	354,698	274,874
RETAIL-BUILDING PRODUCTS — 0.0% (c)
LBM Acquisition LLC, Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75%, 4.50%, 12/17/2027 (b)	253,205	251,327
Park River Holdings, Inc., Senior Secured Term Loan, 3 Month USD LIBOR + 3.25%, 4.00%, 12/28/2027 (b)	293,525	291,230
		542,557
RETAIL-RESTAURANTS — 0.0% (c)
IRB Holding Corp., Senior Secured 2020 Fourth Amendment Incremental Term Loan, 3 Month USD LIBOR + 3.25%, 4.25%, 12/15/2027 (b)	277,200	277,589
ROAD & RAIL — 0.0% (c)
PODS, LLC, Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.00%, 3.75%, 3/31/2028 (b)	602,125	600,827
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0% (c)
Ultra Clean Holdings, Inc., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75%, 3.85%, 8/27/2025 (b)	145,894	146,258
SOFTWARE — 0.6%
Applied Systems, Inc., Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 2.25%, 3.25%, 9/19/2024 (b)	281,712	281,923
Artera Services, LLC, Senior Secured Incremental Term Loan, 3 Month USD LIBOR + 3.50%, 4.50%, 3/6/2025 (b)	203,975	198,048
Athenahealth, Inc., Senior Secured 2021 Term Loan B1, 3 Month USD LIBOR + 4.25%, 4.40%, 2/11/2026 (b)	360,069	360,564
See accompanying notes to financial statements.
91

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Atlas Purchaser, Inc., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 5.25%, 6.00%, 5/8/2028 (b)	$ 299,250	$ 295,509
Banff Merger Sub, Inc., Senior Secured 2021 USD Term Loan, 3 Month USD LIBOR + 3.75%, 3.97%, 10/2/2025 (b)	303,683	302,165
Camelot U.S. Acquisition 1 Co., Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 3.10%, 10/30/2026 (b)	575,684	572,446
Castle US Holding Corporation, Senior Secured USD Term Loan B, 3 Month USD LIBOR + 3.75%, 3.97%, 1/29/2027 (b)	574,239	569,932
Cengage Learning, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.75%, 5.75%, 6/29/2026 (b)	530,000	532,125
Constant Contact Inc., Senior Secured Term Loan, 3 Month USD LIBOR + 4.00%, 4.75%, 2/10/2028 (b)	287,107	287,287
Cornerstone OnDemand, Inc., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.75%, 4.25%, 10/16/2028 (b)	340,000	339,453
Cvent, Inc., Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 3.85%, 11/29/2024 (b)	200,905	200,842
DCert Buyer, Inc.:
Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.00%, 4.10%, 10/16/2026 (b)	94,043	93,984
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 7.00%, 7.10%, 2/19/2029 (b)	190,000	190,791
Finastra USA, Inc.:
Senior Secured USD 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 4.50%, 6/13/2024 (b)	512,031	510,431
Senior Secured USD 2nd Lien Term Loan, 3 Month USD LIBOR + 7.25%, 8.25%, 6/13/2025 (b)	105,000	105,012
First Advantage Holdings, LLC, Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.75%, 2.85%, 1/31/2027 (b)	275,667	274,855
Flexera Software LLC, Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.50%, 3/3/2028 (b)	534,143	535,182
Grab Holdings, Inc., Senior Secured Term Loan B, 1 Month USD LIBOR + 4.50%, 5.50%, 1/29/2026 (b)	302,712	304,352
Greeneden U.S. Holdings II, LLC, Senior Secured 2020 USD Term Loan B4, 1 Month USD LIBOR + 4.00%, 4.75%, 12/1/2027 (b)	569,449	572,119
Helios Software Holdings, Inc., Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 3.75%, 3.97%, 3/11/2028 (b)	513,714	511,359
Hyland Software, Inc.:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 4.25%, 7/1/2024 (b)	569,108	571,954
See accompanying notes to financial statements.
92

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 6.25%, 7.00%, 7/7/2025 (b)	$ 45,000	$ 45,473
I-Logic Technologies Bidco, Ltd., Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 4.00%, 4.50%, 2/16/2028 (b)	162,500	163,283
Informatica LLC, Senior Secured 2021 USD Term Loan B, 1 Month USD LIBOR + 2.75%, 2.88%, 10/27/2028 (b)	330,000	329,381
ION Trading Finance Limited, Senior Secured 2021 USD Term Loan, 3 Month USD LIBOR + 4.75%, 4.97%, 4/3/2028 (b)	477,600	479,458
Ivanti Software, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.25%, 5.00%, 12/1/2027 (b)	263,675	264,416
LogMeIn, Inc., Senior Secured Term Loan B, 3 Month USD LIBOR + 4.75%, 4.75%, 8/31/2027 (b)	286,559	285,364
MedAssets Software Intermediate Holdings, Inc., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4%, 4.50%, 11/17/2028 (b)	215,000	215,335
Mitchell International, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 6.50%, 7.00%, 10/15/2029 (b)	40,000	40,330
Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.25%, 10/15/2028 (b)	765,000	761,653
PointClickCare Technologies, Inc., Senior Secured Term Loan B, 6 Month USD LIBOR + 3.00%, 3.75%, 12/29/2027 (b)	143,913	143,972
Polaris Newco LLC, Senior Secured USD Term Loan B, 3 Month USD LIBOR + 4.00%, 4.50%, 6/2/2028 (b)	573,562	574,248
Project Alpha Intermediate Holding, Inc., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.00%, 4.10%, 4/26/2024 (b)	569,558	571,161
Red Planet Borrower, LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 3.75%, 4.25%, 10/2/2028 (b)	204,488	203,670
Renaissance Holding Corp., Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 7.00%, 7.10%, 5/29/2026 (b)	150,000	150,844
Sabre GLBL, Inc.:
Senior Secured 2021 Term Loan B1, 1 Month USD LIBOR + 3.50%, 4.00%, 12/17/2027 (b)	80,549	79,643
Senior Secured 2021 Term Loan B2, 1 Month USD LIBOR + 3.50%, 4.00%, 12/17/2027 (b)	128,401	126,956
Severin Acquisition, LLC, Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 3.10%, 8/1/2025 (b)	592,498	590,463
SkillSoft Corporation, Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.75%, 5.50%, 6/30/2028 (b)	175,000	176,021
See accompanying notes to financial statements.
93

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Sophia, L.P., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50%, 4.00%, 10/7/2027 (b)	$ 590,537	$ 591,054
Surf Holdings, LLC, Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.50%, 3.69%, 3/5/2027 (b)	1,027,005	1,020,586
Tempo Acquisition LLC, Senior Secured 2020 Extended Term Loan, 1 Month USD LIBOR + 3.25%, 3.75%, 11/2/2026 (b)	572,766	574,198
Tibco Software, Inc., Senior Secured 2020 Term Loan B3, 1 Month USD LIBOR + 3.75%, 3.75%, 6/30/2026 (b)	574,405	570,815
Ultimate Software Group, Inc. (The), Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 5.25%, 5.75%, 5/3/2027	70,000	70,423
Zelis Healthcare Corporation, Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50%, 3.60%, 9/30/2026 (b)	128,333	127,812
		15,766,892
SPECIALTY RETAIL — 0.1%
Great Outdoors Group, LLC, Senior Secured 2021 Term Loan B1, 3 Month USD LIBOR + 3.75%, 4.50%, 3/6/2028 (b)	460,359	461,461
Jo-Ann Stores, Inc., Senior Secured 2021 Term Loan B1, 3 Month USD LIBOR + 4.75%, 5.50%, 7/7/2028 (b)	239,400	237,381
K-Mac Holdings Corp., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.50%, 4.00%, 7/21/2028 (b)	195,000	194,010
Michaels Companies, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.25%, 5.00%, 4/15/2028 (b)	238,912	237,163
Petco Health and Wellness Company, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.25%, 4.00%, 3/3/2028 (b)	580,612	580,656
PetSmart, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.50%, 2/11/2028 (b)	299,250	300,092
Rent-A-Center, Inc., Senior Secured 2021 First Lien Term Loan B, 1 Month USD LIBOR + 3.25%, 3.75%, 2/17/2028 (b)	168,725	168,831
Restoration Hardware, Inc., Senior Secured Term Loan B, 3 Month USD LIBOR + 2.50%, 3.00%, 10/20/2028 (b)	239,400	239,221
SRS Distribution, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.25%, 6/2/2028 (b)	269,325	269,120
Staples, Inc., Senior Secured 7 Year Term Loan, 3 Month USD LIBOR + 5.00%, 5.13%, 4/16/2026 (b)	208,929	202,377
Victoria's Secret & Co., Senior Secured Term Loan B, 3 Month USD LIBOR + 3.25%, 3.75%, 6/30/2028 (b)	210,000	209,870
Whatabrands LLC, Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.75%, 8/3/2028 (b)	295,000	294,379
		3,394,561
See accompanying notes to financial statements.
94

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SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
STEEL-PRODUCERS — 0.0% (c)
Phoenix Services International, LLC, Senior Secured Term Loan, 1 Month USD LIBOR + 3.75%, 4.75%, 3/1/2025 (b)	$ 396,907	$ 394,798
TELECOM SERVICES — 0.0% (c)
Connect Finco Sarl, Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50%, 4.50%, 12/11/2026 (b)	142,463	142,653
TELECOMMUNICATION EQUIP — 0.1%
Altice France S.A., Senior Secured 2018 Term Loan B13, 2 Month USD LIBOR + 4.00%, 4.12%, 8/14/2026 (b)	751,443	748,813
Cyxtera DC Holdings, Inc., Senior Secured Term Loan B, 6 Month USD LIBOR + 3.00%, 4.00%, 5/1/2024 (b)	299,219	296,734
Delta TopCo, Inc.:
Senior Secured 2020 2nd Lien Term Loan, 3 Month USD LIBOR + 7.25%, 8.00%, 12/1/2028 (b)	65,000	65,629
Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.50%, 12/1/2027 (b)	273,625	274,261
GOGO Intermediate Holdings LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 3.75%, 4.50%, 4/30/2028 (b)	478,800	479,355
MLN US HoldCo LLC, Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 4.60%, 11/30/2025 (b)	85,531	82,869
		1,947,661
THRIFTS & MORTGAGE FINANCE — 0.0% (c)
Walker & Dunlop, Inc., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 2.25%, 2.75%, 12/16/2028 (b)	115,000	115,000
TRANSPORT-AIR FREIGHT — 0.0% (c)
Kestrel Bidco, Inc., Senior Secured Term Loan B, 6 Month USD LIBOR + 3.00%, 4.00%, 12/11/2026 (b)	554,928	540,330
TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
First Student Bidco, Inc.:
Senior Secured Term Loan B, 3 Month USD LIBOR + 3.00%, 3.50%, 7/21/2028 (b)	299,461	298,588
Senior Secured Term Loan C, 3 Month USD LIBOR + 3.00%, 4.00%, 7/21/2028 (b)	110,539	110,217
		408,805
TRANSPORT-SERVICES — 0.0% (c)
Echo Global Logistics, Inc., Senior Secured Term Loan, 3 Month USD LIBOR + 3.75%, 4.25%, 11/4/2028 (b)	205,000	204,513
LaserShip, Inc.:
See accompanying notes to financial statements.
95

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2021 2nd Lien Term Loan, 6 Month USD LIBOR + 7.50%, 8.25%, 5/7/2029 (b)	$ 40,000	$ 40,350
Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.50%, 5.25%, 5/7/2028 (b)	139,650	139,978
Savage Enterprises LLC, Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.75%, 9/15/2028 (b)	254,363	254,462
		639,303
WEB HOSTING/DESIGN — 0.0% (c)
Endure Digital, Inc., Senior Secured Term Loan, 3 Month USD LIBOR + 3.50%, 4.25%, 2/10/2028 (b)	597,000	592,803
TOTAL SENIOR FLOATING RATE LOANS (Cost $90,825,992)		90,893,169
U.S. GOVERNMENT AGENCY OBLIGATIONS — 35.7%
Federal Home Loan Mortgage Corp.:
2.50%, 4/1/2033	1,665,286	1,728,690
2.50%, 9/1/2050	16,003,844	16,380,487
3.00%, 11/1/2042	7,425,086	7,827,315
3.00%, 12/1/2042	5,993,247	6,275,331
3.00%, 1/1/2045	864,265	908,951
3.00%, 2/1/2045	602,062	632,776
3.00%, 3/1/2045	587,283	617,244
3.00%, 4/1/2045	16,295,659	17,134,836
3.00%, 5/1/2045	2,322,225	2,440,696
3.00%, 8/1/2045	6,727,755	7,070,980
3.00%, 7/1/2047	2,344,238	2,454,574
3.00%, 6/1/2051	22,115,847	22,929,904
3.50%, 2/1/2045	1,010,090	1,080,784
3.50%, 4/1/2045	13,678,711	14,739,147
3.50%, 6/1/2045	7,162,013	7,739,123
3.50%, 10/1/2045	7,648,204	8,264,329
3.50%, 2/1/2046	4,135,879	4,407,761
4.00%, 4/1/2047	11,857,790	12,702,007
4.00%, 7/1/2047	2,917,390	3,125,079
4.00%, 10/1/2047	6,346,697	6,798,519
4.50%, 6/1/2044	1,138,104	1,253,931
Series 326, Class 300, CMO, 3.00%, 3/15/2044	13,208,305	13,778,574
Series 3852, Class NS, CMO, IO, REMIC, 6.00% - 1 Month USD LIBOR, 5.89%, 5/15/2041 (b)	4,562,571	651,983
Series 3889, Class VZ, CMO, REMIC, 4.00%, 7/15/2041	3,415,606	3,671,490
See accompanying notes to financial statements.
96

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 3935, Class SJ, CMO, IO, REMIC, 6.65% - 1 Month USD LIBOR, 6.54%, 5/15/2041 (b)	$ 796,041	$ 79,407
Series 4120, Class KA, CMO, REMIC, 1.75%, 10/15/2032	7,664,130	7,774,559
Series 4165, Class ZT, CMO, REMIC, 3.00%, 2/15/2043	4,746,448	4,877,748
Series 4364, Class ZX, CMO, REMIC, 4.00%, 7/15/2044	32,328,550	35,382,463
Series 4434, Class LZ, CMO, REMIC, 3.00%, 2/15/2045	3,681,610	3,946,577
Series 4444, Class CZ, CMO, REMIC, 3.00%, 2/15/2045	13,499,238	14,414,844
Series 4447, Class A, CMO, REMIC, 3.00%, 6/15/2041	171,910	173,250
Series 4447, Class Z, CMO, REMIC, 3.00%, 3/15/2045	4,455,632	4,735,546
Series 4471, Class BA, CMO, REMIC, 3.00%, 12/15/2041	1,200,077	1,228,823
Series 4471, Class GA, CMO, REMIC, 3.00%, 2/15/2044	4,420,934	4,583,136
Series 4474, Class ZX, CMO, REMIC, 4.00%, 4/15/2045	13,461,349	14,972,411
Series 4481, Class B, CMO, REMIC, 3.00%, 12/15/2042	1,536,778	1,583,567
Series 4483, Class CA, CMO, REMIC, 3.00%, 6/15/2044	4,476,705	4,636,940
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	4,328,854	4,367,421
Series 4492, Class GZ, CMO, REMIC, 3.50%, 7/15/2045	9,429,391	9,949,736
Series 4499, Class AB, CMO, REMIC, 3.00%, 6/15/2042	2,668,749	2,731,880
Series 4504, Class CA, CMO, REMIC, 3.00%, 4/15/2044	4,215,106	4,363,434
Series 4533, Class AB, CMO, REMIC, 3.00%, 6/15/2044	3,748,792	3,891,228
Series 4543, Class HG, CMO, REMIC, 2.70%, 4/15/2044	6,854,946	7,055,382
Series 4582, Class HA, CMO, REMIC, 3.00%, 9/15/2045	5,257,612	5,471,594
Series 4702, Class ZL, CMO, 3.00%, 7/15/2047	14,154,391	15,315,650
Series 4792, Class A, CMO, REMIC, 3.00%, 5/15/2048	4,075,446	4,247,190
Series 5130, Class SD, CMO, IO, SOFR30A + 2.60%, 2.55%, 8/25/2051 (b)	92,564,730	5,494,785
Federal National Mortgage Association:
1.41%, 12/1/2030	10,000,000	9,699,348
1.98%, 10/1/2033	19,500,000	19,538,361
2.00%, 2/1/2036	1,691,184	1,733,404
2.00%, 5/1/2036	52,236,580	53,792,592
2.00%, 4/1/2051	9,939,510	9,920,597
2.00%, 5/1/2051	28,712,566	28,691,012
2.08%, 10/1/2033	57,500,000	58,302,752
2.22%, 12/1/2029	5,400,000	5,596,459
2.44%, 1/1/2032	16,600,000	17,427,086
2.50%, 10/1/2040	21,731,126	22,531,020
2.50%, 9/1/2046	1,946,265	1,992,906
2.50%, 2/1/2047	5,517,715	5,677,113
2.50%, 11/1/2050	17,784,311	18,325,518
2.50%, 2/1/2051	12,415,165	12,708,489
2.50%, 4/1/2051	4,345,086	4,452,356
2.50%, 5/1/2051	40,902,176	41,894,521
See accompanying notes to financial statements.
97

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SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
12 Month USD LIBOR + 1.66%, 2.53%, 5/1/2044 (b)	$ 5,423,258	$ 5,655,008
2.80%, 11/1/2039	10,034,000	10,787,014
3.00%, 5/1/2035	3,702,869	3,886,663
3.00%, 10/1/2041	10,908,199	11,421,894
3.00%, 3/1/2043	2,706,833	2,860,314
3.00%, 7/1/2043	2,791,363	2,904,112
3.00%, 1/1/2045	71,489	74,345
3.00%, 3/1/2045	771,755	810,791
3.00%, 4/1/2045	1,692,853	1,761,223
3.00%, 7/1/2045	15,223,345	16,086,532
3.00%, 10/1/2046	2,816,050	2,948,665
3.00%, 2/1/2047	10,146,106	10,623,912
3.00%, 11/1/2048	6,208,637	6,501,018
3.00%, 10/1/2049	3,996,606	4,196,594
3.00%, 4/1/2053	12,447,978	13,304,687
3.50%, 9/1/2034	1,077,349	1,146,606
3.50%, 12/1/2034	943,993	1,004,676
3.50%, 2/1/2035	616,215	655,828
3.50%, 1/1/2045	6,218,363	6,723,076
3.50%, 2/1/2045	2,094,302	2,239,843
3.50%, 6/1/2045	7,425,270	8,021,413
3.88%, 10/1/2030	11,560,000	13,163,912
4.50%, 3/1/2044	971,833	1,070,437
4.50%, 6/1/2044	379,551	418,061
4.50%, 7/1/2044	374,271	412,245
4.50%, 2/1/2045	580,019	638,868
2.00%, 10/1/2051	39,516,026	39,440,836
3.00%, 6/1/2051	18,849,570	19,612,303
Series 2010-109, Class N, CMO, REMIC, 3.00%, 10/25/2040	1,402,231	1,461,014
Series 2011-51, Class CI, CMO, IO, REMIC, 6.00% - 1 Month USD LIBOR, 5.90%, 6/25/2041 (b)	2,550,701	367,268
Series 2012-127, Class PA, CMO, REMIC, 2.75%, 11/25/2042	1,808,771	1,882,404
Series 2012-151, Class SB, CMO, REMIC, 6.00% - 1 Month USD LIBOR, 5.85%, 1/25/2043 (b)	40,869	37,316
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	18,228,524	19,273,609
Series 2013-18, Class CD, CMO, REMIC, 1.50%, 10/25/2027	1,898,505	1,910,180
Series 2013-30, Class PS, CMO, REMIC, 6.00% - 1 Month USD LIBOR, 5.85%, 4/25/2043 (b)	671,482	629,506
See accompanying notes to financial statements.
98

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SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2014-21, Class GZ, CMO, REMIC, 3.00%, 4/25/2044	$ 4,465,558	$ 4,641,237
Series 2014-39, Class ZA, CMO, REMIC, 3.00%, 7/25/2044	5,626,637	5,864,746
Series 2015-42, Class CA, CMO, REMIC, 3.00%, 3/25/2044	2,824,244	2,921,648
Series 2015-95, Class AP, CMO, REMIC, 3.00%, 8/25/2042	134,654	134,785
Series 2016-21, Class BZ, CMO, REMIC, 3.00%, 4/25/2046	5,145,546	5,513,200
Series 2016-32, Class LA, CMO, REMIC, 3.00%, 10/25/2044	4,989,380	5,154,393
Series 2016-72, Class PA, CMO, REMIC, 3.00%, 7/25/2046	4,617,890	4,790,255
Series 2016-81, Class PA, CMO, REMIC, 3.00%, 2/25/2044	3,493,169	3,565,321
Series 2016-9, Class A, CMO, REMIC, 3.00%, 9/25/2043	741,784	747,684
Series 2016-92, Class A, CMO, REMIC, 3.00%, 4/25/2042	6,653,757	6,787,027
Series 2017-87, Class BA, CMO, REMIC, 3.00%, 12/25/2042	5,579,693	5,688,471
Series 2018-M10, Class A1, 3.37%, 7/25/2028 (b)	5,910,518	6,142,177
Series 2020-47, Class GL, CMO, 2.00%, 5/25/2046	10,000,000	10,127,521
Series 2021-29, Class BA, CMO, 1.25%, 5/25/2041	12,106,359	11,985,162
Series 2021-35, Class EH, CMO, 2.00%, 2/25/2037	20,049,205	20,384,360
Government National Mortgage Association:
2.50%, 3/20/2051	10,796,179	11,123,017
Series 2013-169, Class SE, CMO, IO, REMIC, 6.05% - 1 Month USD LIBOR, 5.94%, 11/16/2043 (b)	1,010,307	160,943
Series 2013-34, Class PL, CMO, REMIC, 3.00%, 3/20/2042	2,410,638	2,467,953
Series 2014-43, Class PS, CMO, IO, REMIC, 6.18% - 1 Month USD LIBOR, 6.08%, 7/20/2042 (b)	2,362,821	178,304
Series 2020-116, Class HS, CMO, IO, 1 Month USD LIBOR + 6.20%, 6.10%, 8/20/2050 (b)	9,808,157	1,844,825
Series 2020-173, Class SY, CMO, IO, 1 Month USD LIBOR + 6.30%, 6.20%, 11/20/2050 (b)	31,828,278	5,770,740
Series 2020-173, Class TI, CMO, IO, 2.00%, 11/20/2050	38,900,007	3,797,473
Series 2020-176, Class SL, CMO, IO, 1 Month USD LIBOR + 5.00%, 4.90%, 11/20/2050 (b)	10,406,921	1,390,179
Series 2020-185, Class SE, CMO, IO, 1 Month USD LIBOR + 6.30%, 6.20%, 12/20/2050 (b)	37,885,175	8,231,243
Series 2021-125, Class SN, CMO, IO, 1 Month USD LIBOR+ 4.20%, 4.10%, 1/20/2051 (b)	9,982,455	996,663
Series 2021-143, Class IO, IO, VRN, 0.99%, 10/16/2063 (b)	89,336,498	7,345,373
Series 2021-196, Class UI, IO, 3.00%, 11/20/2051	61,342,739	5,403,443
Series 2021-40, Class IO, IO, VRN, 0.84%, 2/16/2063 (b)	78,862,515	5,936,385
Series 2021-60, Class IO, IO, VRN, 0.84%, 5/16/2063 (b)	61,165,735	4,621,219
Series 2021-79, Class IO, 0.92%, 8/16/2063 (b)	90,285,663	7,305,898
Series 2021-80, Class IO, IO, VRN, 0.91%, 12/16/2062 (b)	91,939,136	7,419,946
Series 2021-85, Class IO, IO, VRN, 0.69%, 3/16/2063 (b)	104,542,770	7,398,189
See accompanying notes to financial statements.
99

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2021-99, Class IO, IO, VRN, 0.59%, 5/16/2061 (b)	$ 42,871,289	$ 2,771,962
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,029,717,267)		1,030,719,531
U.S. TREASURY OBLIGATIONS — 23.5%
Treasury Bonds 1.88%, 11/15/2051	117,000,000	116,652,656
Treasury Notes:
0.13%, 11/30/2022	86,800,000	86,599,953
0.38%, 11/30/2025	61,300,000	59,480,156
0.50%, 11/30/2023	98,800,000	98,433,359
0.63%, 7/31/2026	56,100,000	54,583,547
1.00%, 12/15/2024	20,200,000	20,226,828
1.25%, 11/30/2026	28,900,000	28,906,774
1.38%, 11/15/2031	32,800,000	32,436,125
1.50%, 11/30/2028	93,300,000	93,751,922
2.13%, 7/31/2024	16,700,000	17,232,313
2.25%, 11/15/2025	69,500,000	72,426,602
TOTAL U.S. TREASURY OBLIGATIONS (Cost $680,527,765)		680,730,235
MORTGAGE-BACKED SECURITIES — 6.7%
Alternative Loan Trust:
Series 2005-21CB, Class A3, CMO, 5.25%, 6/25/2035	1,997,106	1,789,620
Series 2005-79CB, Class A4, CMO, 5.50%, 1/25/2036	3,772,804	2,871,608
Series 2006-24CB, Class A9, CMO, 6.00%, 8/25/2036	2,854,747	2,054,855
Series 2006-43CB, Class 1A12, CMO, 5.75%, 2/25/2037	2,542,536	1,752,239
Series 2006-OA2, Class A1, CMO, 1 Month USD LIBOR + 0.42%, 0.52%, 5/20/2046 (b)	2,041,454	1,767,887
Banc of America Funding Trust:
Series 2006-8T2, Class A4, CMO, 5.83%, 10/25/2036 (e)	2,379,678	2,336,092
Series 2007-5, Class CA1, CMO, 6.00%, 7/25/2037	4,002,499	3,593,874
BANK Series 2017-BNK6, Class XA, IO, 0.80%, 7/15/2060 (b)	52,608,525	1,762,665
BBCMS Mortgage Trust Series 2017-DELC, Class B, 1 Month USD LIBOR + 1.03%, 1.14%, 8/15/2036 (a) (b)	925,000	920,358
BCAP LLC Trust Series 2010-RR4, Class 3212, CMO, 6.46%, 1/26/2037 (a) (b)	7,026,041	6,731,695
BX Trust Series 2018-EXCL, Class A, 1 Month USD LIBOR + 1.09%, 1.20%, 9/15/2037 (a) (b)	203,088	201,642
ChaseFlex Trust Series 2007-3, Class 1A2, CMO , IO, 1 Month USD LIBOR + 0.46%, 0.56%, 7/25/2037 (b)	7,975,110	1,873,624
CHL Mortgage PassThrough Trust:
Series 2005-J2, Class 3A14, CMO, 5.50%, 8/25/2035	744,070	684,362
See accompanying notes to financial statements.
100

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SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	$ 2,429,202	$ 1,843,143
CHL Mortgage Pass-Through Trust Series 2007-HYB1, Class 2A1, CMO, 2.87%, 3/25/2037 (b)	1,241,316	1,182,313
CHT COSMO Mortgage Trust Series 2017-CSMO, Class E, 1 Month USD LIBOR + 3.00%, 3.11%, 11/15/2036 (a) (b)	1,333,000	1,332,628
Citigroup Mortgage Loan Trust:
Series 2007-AR4, Class 1A1A, CMO, 3.17%, 3/25/2037 (b)	1,660,105	1,509,394
Series 2007-AR5, Class 1A2A, CMO, 3.01%, 4/25/2037 (b)	795,616	715,451
Series 2021-JL1, Class A, 2.75%, 2/27/2062 (a) (b)	1,427,547	1,428,863
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A7, CMO, 6.00%, 1/25/2037	4,302,026	4,227,883
COMM Mortgage Trust Series 2018-HCLV, Class A, 1 Month USD LIBOR + 1.00%, 1.11%, 9/15/2033 (a) (b)	347,000	344,457
CSAIL Commercial Mortgage Trust Series 2017-CX10, Class XA, IO, 0.71%, 11/15/2050 (b)	63,181,966	1,988,712
CSMC MortgageBacked Trust Series 2006-7, Class 7A7, CMO, 6.00%, 8/25/2036	1,437,497	1,496,034
CSMC Trust:
Series 2017-MOON, Class E, 3.20%, 7/10/2034 (a) (b)	3,181,000	3,177,547
Series 2020-RPL2, Class A12, CMO, 3.42%, 2/25/2060 (a) (b)	10,591,669	10,634,864
Series 2021-JR2, Class A1, 2.22%, 11/25/2061 (a) (b)	13,659,170	13,568,099
FMC GMSR Issuer Trust:
Series 2020-GT1, Class A, CMO, VRN, 4.45%, 1/25/2026 (a) (b)	3,000,000	3,005,203
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (b)	2,650,000	2,628,074
FWD Securitization Trust Series 2019-INV1, Class A3, 3.11%, 6/25/2049 (a) (b)	965,131	971,366
Great Wolf Trust Series 2019-WOLF, Class E, 1 Month USD LIBOR + 2.73%, 2.84%, 12/15/2036 (a) (b)	100,000	97,045
GS Mortgage Securities Trust:
Series 2017-GS7, Class XA, IO, 1.11%, 8/10/2050 (b)	40,134,613	1,864,698
Series 2018-TWR, Class A, 1 Month USD LIBOR + 0.90%, 1.01%, 7/15/2031 (a) (b)	283,000	282,338
Series 2018-TWR, Class D, 1 Month USD LIBOR + 1.60%, 1.71%, 7/15/2031 (a) (b)	650,000	627,076
Series 2018-TWR, Class E, 1 Month USD LIBOR + 2.10%, 2.21%, 7/15/2031 (a) (b)	650,000	627,266
Series 2018-TWR, Class F, 1 Month USD LIBOR + 2.80%, 2.91%, 7/15/2031 (a) (b)	650,000	618,543
Series 2018-TWR, Class G, 1 Month USD LIBOR + 3.92%, 4.03%, 7/15/2031 (a) (b)	650,000	565,316
See accompanying notes to financial statements.
101

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
GSR Mortgage Loan Trust Series 2006-OA1, Class 1A1, CMO, 1 Month USD LIBOR + 0.44%, 0.54%, 8/25/2046 (b)	$ 14,310,295	$ 4,187,799
IndyMac IMJA Mortgage Loan Trust Series 2007-A4, Class A1, CMO, 6.25%, 2/25/2038	21,270,160	9,674,060
Legacy Mortgage Asset Trust Series 2020-SL1, Class M, 3.25%, 1/25/2060 (a) (b)	8,492,000	8,458,232
Morgan Stanley Capital I Trust Series 2016-UB12, Class XA, IO, 0.71%, 12/15/2049 (b)	48,427,842	1,302,947
Morgan Stanley Resecuritization Trust Series 2014-R7, Class B2, CMO, 3.71%, 1/26/2051 (a) (b)	13,693,694	14,096,511
Morgan Stanley Residential Mortgage Loan Trust Series 2020-RPL1, Class A1, CMO, VRN, 2.69%, 10/25/2060 (a) (b)	968,988	962,759
NRPL Trust Series 2019-3A, Class A1, CMO, 3.00%, 7/25/2059 (a) (e)	4,013,796	4,022,882
PMT Credit Risk Transfer Trust:
Series 2019-2R, Class A, 1 Month USD LIBOR + 2.75%, 2.85%, 5/27/2023 (a) (b)	1,716,129	1,700,552
Series 2021-1R, Class A, 1 Month USD LIBOR + 2.90%, 3.00%, 2/27/2024 (a) (b)	1,208,478	1,224,516
PRPM LLC Series 2020-6, Class A1, CMO, 2.36%, 11/25/2025 (a) (e)	4,357,850	4,345,279
Seasoned Credit Risk Transfer Trust:
Series 2019-4, Class MV, 3.00%, 2/25/2059	16,512,817	17,414,070
Series 2020-2, Class MT, CMO, 2.00%, 11/25/2059	7,605,185	7,590,545
Seasoned Credit Risk Transfer Trust Series 2020-3, Class MT, CMO, 2.00%, 5/25/2060	12,063,642	12,010,842
STRU JPM 1.91%, 11/4/2051	10,000,000	10,068,750
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3, CMO, 3.28%, 9/25/2036 (b)	289,123	289,240
Structured Asset Mortgage Investments II Trust Series 2004-AR3, Class M, CMO, 1 Month USD LIBOR + 0.68%, 0.78%, 7/19/2034 (b)	1,439,042	1,429,524
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.53%, 6/15/2050 (b)	18,096,460	1,184,444
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-HY1 Trust Series 2007-HY1, Class A3A, CMO, 1 Month USD LIBOR + 0.23%, 0.33%, 2/25/2037 (b)	5,159,769	4,343,173
Washington Mutual Mortgage PassThrough Certificates WMALT Trust:
Series 2005-8, Class 2CB1, CMO, 5.50%, 10/25/2035	907,706	907,706
Series 2006-5, Class 3A2, CMO, 6.50%, 7/25/2036 (e)	2,679,927	829,547
See accompanying notes to financial statements.
102

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SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2007-2, Class 1A3, CMO, 6.00%, 4/25/2037	$ 4,328,718	$ 4,131,408
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR4, Class A1, CMO, 2.67%, 8/25/2037 (b)	1,136,439	1,084,171
TOTAL MORTGAGE-BACKED SECURITIES (Cost $203,905,529)		194,335,791
COMMERCIAL MORTGAGE BACKED SECURITIES — 5.4%
ACRE Commercial Mortgage, Ltd. Series 2021-FL4, Class B, 1 Month USD LIBOR + 1.40%, 1.50%, 12/18/2037 (a) (b)	3,000,000	2,989,368
BANK:
Series 2017-BNK4, Class XA, IO, 1.38%, 5/15/2050 (b)	29,239,605	1,510,388
Series 2021-BN35, Class XA, IO, VRN, 1.05%, 6/15/2064 (b)	9,235,219	715,901
BBCMS Mortgage Trust Series 2021-C11, Class XA, IO, VRN, 1.39%, 9/15/2054 (b)	27,211,558	2,735,446
Benchmark Mortgage Trust:
Series 2018-B2, Class C, VRN, 4.20%, 2/15/2051 (b)	2,545,000	2,712,826
Series 2020-B19, Class XA, IO, VRN, 1.78%, 9/15/2053 (b)	20,029,962	1,993,241
Series 2021-B24, Class XA, IO, VRN, 1.15%, 3/15/2054 (b)	3,389,460	267,897
BX Commercial Mortgage Trust:
Series 2021-21M, Class H, 1 Month USD LIBOR + 4.01%, 4.12%, 10/15/2036 (a) (b)	2,873,000	2,845,418
Series 2021-VOLT, Class E, 1 Month USD LIBOR + 2.00%, 2.11%, 9/15/2036 (a) (b)	1,923,000	1,906,182
Series 2021-VOLT, Class F, 1 Month USD LIBOR + 2.40%, 2.51%, 9/15/2036 (a) (b)	1,923,000	1,904,981
Series 2021-XL2, Class E, 1 Month USD LIBOR + 1.84%, 1.96%, 10/15/2038 (a) (b)	2,882,000	2,855,655
BX Trust:
Series 2017-SLCT, Class E, 1 Month USD LIBOR + 3.15%, 3.26%, 7/15/2034 (a) (b)	1,314,100	1,314,804
Series 2019-OC11, Class E, 4.08%, 12/9/2041 (a) (b)	3,830,000	3,822,786
CD Mortgage Trust Series 2017-CD4, Class XA, IO, 1.27%, 5/10/2050 (b)	16,375,601	764,201
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XA, IO, 0.99%, 1/10/2048 (b)	23,185,662	783,553
Series 2016-C4, Class XA, IO, 1.64%, 5/10/2058 (b)	10,880,639	608,143
Series 2017-C8, Class XA, IO, 1.50%, 6/15/2050 (b)	22,969,229	1,442,499
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class C, VRN, 4.42%, 2/10/2048 (b)	2,541,000	2,648,630
Series 2015-GC27, Class D, 4.42%, 2/10/2048 (a) (b)	423,700	407,936
Series 2015-GC31, Class C, 4.04%, 6/10/2048 (b)	1,500,000	1,565,964
See accompanying notes to financial statements.
103

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-GC33, Class C, 4.57%, 9/10/2058 (b)	$ 1,500,000	$ 1,543,845
Series 2016-GC36, Class XA, IO, 1.22%, 2/10/2049 (b)	20,022,679	820,525
Series 2020-555, Class E, 3.50%, 12/10/2041 (a) (b)	2,047,000	1,927,267
COMM Mortgage Trust:
Series 2013-CR12, Class XA, IO, 1.11%, 10/10/2046 (b)	25,817,991	412,347
Series 2015-CR22, Class XA, IO, 0.88%, 3/10/2048 (b)	8,645,412	176,259
Series 2015-CR26, Class XA, IO, 0.92%, 10/10/2048 (b)	19,981,207	577,256
Series 2015-DC1, Class C, VRN, 4.31%, 2/10/2048 (b)	644,000	625,320
Series 2015-DC1, Class XA, IO, 1.01%, 2/10/2048 (b)	7,291,865	157,951
Series 2015-LC21, Class C, 4.33%, 7/10/2048 (b)	968,000	1,018,824
Series 2016-CR28, Class C, 4.64%, 2/10/2049 (b)	2,011,000	2,154,289
Series 2016-DC2, Class XA, IO, 0.96%, 2/10/2049 (b)	15,859,513	484,716
Series 2017-PANW, Class D, 3.93%, 10/10/2029 (a) (b)	1,388,000	1,411,203
Series 2017-PANW, Class E, 3.81%, 10/10/2029 (a) (b)	2,316,000	2,301,347
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, 3.85%, 6/15/2057 (b)	900,000	940,850
Series 2015-C4, Class XA, IO, 0.81%, 11/15/2048 (b)	32,365,739	853,649
Series 2019-C17, Class XA, IO, VRN, 1.36%, 9/15/2052 (b)	30,151,092	2,373,683
CSMC 2017-TIME Series 2017-TIME, Class A, 3.65%, 11/13/2039 (a)	2,977,000	3,009,285
CSMC 2020-NET Series 2020-NET, Class A, 2.26%, 8/15/2037 (a)	2,440,000	2,459,370
CSMC 2021-B33:
Series 2021-B33, Class A1, 3.05%, 10/10/2043 (a)	632,000	643,718
Series 2021-B33, Class A2, 3.17%, 10/10/2043 (a)	2,250,000	2,316,204
CSMC Trust Series 2017-MOON, Class D, 3.20%, 7/10/2034 (a) (b)	2,263,000	2,266,038
DBUBS Mortgage Trust Series 2017-BRBK, Class E, VRN, 3.53%, 10/10/2034 (a) (b)	463,000	461,866
DOLP Trust:
Series 2021-NYC, Class D, VRN, 3.70%, 5/10/2041 (a) (b)	1,000,000	994,647
Series 2021-NYC, Class E, VRN, 3.70%, 5/10/2041 (a) (b)	1,000,000	968,115
Grace Trust Series 2020-GRCE, Class D, VRN, 2.68%, 12/10/2040 (a) (b)	1,147,000	1,092,386
Great Wolf Trust Series 2019-WOLF, Class F, 1 Month USD LIBOR + 3.13%, 3.24%, 12/15/2036 (a) (b)	100,000	96,647
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA, IO, 1.47%, 2/10/2046 (b)	11,504,100	123,243
GS Mortgage Securities Trust:
Series 2014-GC24, Class XA, IO, 0.71%, 9/10/2047 (b)	26,213,965	419,519
Series 2015-GC32, Class XA, IO, 0.73%, 7/10/2048 (b)	22,711,752	506,407
Series 2015-GC34, Class XA, IO, 1.22%, 10/10/2048 (b)	15,489,358	584,398
See accompanying notes to financial statements.
104

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SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-GS1, Class XA, IO, 0.76%, 11/10/2048 (b)	$ 25,660,979	$ 668,494
Series 2016-GS3, Class XA, IO, 1.20%, 10/10/2049 (b)	24,129,364	1,135,951
Series 2019-GC38, Class XA, IO, 0.96%, 2/10/2052 (b)	40,422,108	2,319,535
HPLY Trust Series 2019-HIT, Class F, 1 Month USD LIBOR + 3.15%, 3.26%, 11/15/2036 (a) (b)	2,766,018	2,678,838
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2017-FL10, Class D, 1 Month USD LIBOR + 1.90%, 2.01%, 6/15/2032 (a) (b)	126,758	126,636
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C8, Class B, 3.98%, 10/15/2045 (a) (b)	1,775,000	1,793,029
Series 2014-C20, Class B, 4.40%, 7/15/2047 (b)	3,000,000	3,159,053
Series 2015-JP1, Class XA, IO, 0.89%, 1/15/2049 (b)	15,688,707	484,262
Series 2016-JP3, Class B, VRN, 3.40%, 8/15/2049 (b)	2,899,000	2,942,931
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class B, VRN, 4.34%, 8/15/2047 (b)	1,055,000	1,109,466
Series 2014-C25, Class XA, IO, 0.83%, 11/15/2047 (b)	4,900,983	98,255
Series 2014-C26, Class C, 4.38%, 1/15/2048 (b)	1,500,000	1,551,646
Series 2015-C28, Class XA, IO, 0.96%, 10/15/2048 (b)	8,757,841	204,750
Series 2015-C30, Class XA, IO, 0.50%, 7/15/2048 (b)	25,194,410	385,417
Series 2015-C32, Class C, 4.65%, 11/15/2048 (b)	1,132,000	919,416
Series 2015-C33, Class C, 4.61%, 12/15/2048 (b)	1,739,000	1,812,064
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, IO, 1.55%, 6/15/2049 (b)	17,580,340	842,599
LSTAR Commercial Mortgage Trust Series 2017-5, Class X, IO, 0.86%, 3/10/2050 (a) (b)	39,122,212	1,006,920
Manhattan West 2020-1MW Mortgage Trust:
Series 2020-1MW, Class C, VRN, 2.34%, 9/10/2039 (a) (b)	2,462,000	2,425,986
Series 2020-1MW, Class D, VRN, 2.34%, 9/10/2039 (a) (b)	2,462,000	2,368,662
Med Trust Series 2021-MDLN, Class G, 1 Month USD LIBOR + 5.25%, 5.36%, 11/15/2038 (a) (b)	2,864,000	2,842,922
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C12, Class XA, IO, 0.58%, 10/15/2046 (b)	12,187,428	91,370
Series 2013-C7, Class XA, IO, 1.28%, 2/15/2046 (b)	12,158,254	90,379
Series 2015-C20, Class C, 4.45%, 2/15/2048 (b)	500,000	517,499
Series 2015-C27, Class C, 4.50%, 12/15/2047 (b)	1,219,000	1,240,932
Series 2015-C27, Class D, 3.24%, 12/15/2047 (a) (b)	1,750,000	1,603,396
Series 2016-C28, Class XA, IO, 1.19%, 1/15/2049 (b)	18,778,454	723,535
Series 2016-C30, Class XA, IO, 1.37%, 9/15/2049 (b)	17,771,149	890,260
Series 2016-C31, Class C, 4.27%, 11/15/2049 (b)	3,358,000	3,382,882
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class XA, IO, 0.87%, 12/15/2048 (b)	24,024,005	683,625
Series 2019-H7, Class C, 4.13%, 7/15/2052	2,930,000	3,094,223
See accompanying notes to financial statements.
105

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SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2019-L3, Class XA, IO, 0.64%, 11/15/2052 (b)	$ 55,877,312	$ 2,408,671
Series 2020-HR8, Class XA, IO, VRN, 1.84%, 7/15/2053 (b)	21,426,925	2,749,193
Series 2020-L4, Class XA, IO, VRN, 1.08%, 2/15/2053 (b)	33,083,260	2,403,885
One New York Plaza Trust Series 2020-1NYP, Class C, 1 Month USD LIBOR + 2.20%, 2.31%, 1/15/2036 (a) (b)	1,599,000	1,610,465
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	450,000	458,690
SLG Office Trust 2021-OVA:
Series 2021-OVA, Class E, 2.85%, 7/15/2041 (a)	1,989,000	1,888,879
Series 2021-OVA, Class F, 2.85%, 7/15/2041 (a)	1,989,000	1,790,117
SREIT Trust Series 2021-MFP, Class D, 1 Month USD LIBOR + 1.58%, 1.68%, 11/15/2038 (a) (b)	2,864,000	2,861,261
UBS Commercial Mortgage Trust Series 2017-C4, Class XA, IO, 1.02%, 10/15/2050 (b)	23,021,983	1,070,231
Velocity Commercial Capital Loan Trust Series 2020-1, Class M3, VRN, 3.19%, 2/25/2050 (a) (b)	3,034,778	2,998,633
Waterfall Commercial Mortgage Trust Series 2015-SBC5, Class A, 4.10%, 9/14/2022 (a) (b)	2,143,082	2,170,241
Wells Fargo Commercial Mortgage Trust:
Series 2015-C26, Class XA, IO, 1.20%, 2/15/2048 (b)	7,357,454	226,492
Series 2015-C28, Class C, 4.09%, 5/15/2048 (b)	1,500,000	1,551,686
Series 2015-LC20, Class XA, IO, 1.30%, 4/15/2050 (b)	6,656,424	196,890
Series 2015-NXS1, Class XA, IO, 1.09%, 5/15/2048 (b)	7,241,657	197,999
Series 2015-NXS2, Class XA, IO, 0.65%, 7/15/2058 (b)	22,661,180	444,812
Series 2015-P2, Class XA, IO, 0.96%, 12/15/2048 (b)	16,506,614	540,981
Series 2016-BNK1, Class XB, IO, VRN, 1.33%, 8/15/2049 (b)	19,849,000	1,123,872
Series 2016-C33, Class XA, IO, 1.61%, 3/15/2059 (b)	11,443,628	646,130
Series 2016-C35, Class B, 3.44%, 7/15/2048	3,000,000	3,088,859
Series 2016-LC24, Class C, VRN, 4.43%, 10/15/2049 (b)	1,900,000	1,983,140
Series 2017-C38, Class XA, IO, 1.02%, 7/15/2050 (b)	36,947,332	1,571,991
Series 2017-RC1, Class XA, IO, 1.46%, 1/15/2060 (b)	20,588,204	1,189,735
Series 2019-C50, Class XA, IO, 1.41%, 5/15/2052 (b)	29,524,959	2,230,488
Series 2020-C57, Class XA, IO, VRN, 2.09%, 8/15/2053 (b)	16,164,835	2,267,597
Series 2020-C58, Class XA, IO, VRN, 1.88%, 7/15/2053 (b)	20,079,950	2,591,455
WFRBS Commercial Mortgage Trust:
Series 2014-C19, Class XA, IO, 1.01%, 3/15/2047 (b)	8,354,281	126,916
Series 2014-C21, Class XA, IO, 1.02%, 8/15/2047 (b)	13,987,418	289,399
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $193,333,062)		155,390,634

See accompanying notes to financial statements.
106

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SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (j) (k) (Cost $64,167,817)	64,167,818	$ 64,167,818
TOTAL INVESTMENTS — 99.9% (Cost $2,933,557,028)		2,888,886,512
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,714,862
NET ASSETS — 100.0%		$ 2,890,601,374
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 16.5% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Amount is less than 0.05% of net assets.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2021. Maturity date shown is the final maturity.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2021, total aggregate fair value of the security is $12,754, representing less than 0.05% of the Fund's net assets.
(g)	Non-income producing security.
(h)	Position is unsettled. Contract rate was not determined at December 31, 2021 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(i)	Unfunded loan commitments are valued at unrealized appreciation (depreciation).
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at December 31, 2021.

See accompanying notes to financial statements.
107

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SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
PIK	Payment in Kind
PO	Principal Only
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note
USD	United States Dollar
At December 31, 2021, the Fund had unfunded loan commitments of $191,618, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
TGP Holdings III, LLC	11,160	11,128	(32)
Hillman Group Inc.	26,397	26,341	(56)
Intelsat Jackson Holdings S.A.	42,440	42,506	66
VT Topco, Inc.	45,425	45,435	10
Zelis Healthcare Corporation	46,667	46,477	(190)
Trident TPI Holdings, Inc.	5,191	5,195	4
DexKo Global Inc.	14,338	14,310	(28)
	$191,618	$191,392	$(226)
See accompanying notes to financial statements.
108

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SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 431,812,852	$ —	$ 431,812,852
Asset-Backed Securities	—	181,051,256	—	181,051,256
Foreign Government Obligations	—	59,772,472	—	59,772,472
U.S. Government Agency Obligations	—	1,030,719,531	—	1,030,719,531
U.S. Treasury Obligations	—	680,730,235	—	680,730,235
Mortgage-Backed Securities	—	194,335,791	—	194,335,791
Commercial Mortgage Backed Securities	—	155,390,634	—	155,390,634
Common Stocks	—	—	12,754	12,754
Senior Floating Rate Loans	—	90,893,169	—	90,893,169
Short-Term Investment	64,167,818	—	—	64,167,818
TOTAL INVESTMENTS	$64,167,818	$2,824,705,940	$12,754	$2,888,886,512
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans(a)	—	(226)	—	(226)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ (226)	$ —	$ (226)
(a)	Includes appreciation on unfunded loan commitments.
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	63,404,943	$63,404,943	$486,558,633	$485,795,758	$—	$—	64,167,818	$64,167,818	$7,332

See accompanying notes to financial statements.
109

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2021 (Unaudited)

	SPDR DoubleLine Emerging Markets Fixed Income ETF	SPDR DoubleLine Short Duration Total Return Tactical ETF
ASSETS
Investments in unaffiliated issuers, at value	$96,794,415	$153,897,621
Investments in affiliated issuers, at value	968,249	5,925,569
Total Investments	97,762,664	159,823,190
Cash	—	13,421
Receivable for investments sold	—	1,685,082
Dividends receivable — affiliated issuers	59	111
Interest receivable — unaffiliated issuers	967,853	537,429
TOTAL ASSETS	98,730,576	162,059,233
LIABILITIES
Payable for investments purchased	—	208,763
Advisory fee payable	54,761	61,948
Trustees’ fees and expenses payable	78	157
TOTAL LIABILITIES	54,839	270,868
NET ASSETS	$98,675,737	$161,788,365
NET ASSETS CONSIST OF:
Paid-in Capital	$99,889,712	$163,593,509
Total distributable earnings (loss)	(1,213,975)	(1,805,144)
NET ASSETS	$98,675,737	$161,788,365
NET ASSET VALUE PER SHARE
Net asset value per share	$ 48.73	$ 49.03
Shares outstanding (unlimited amount authorized, no par value)	2,025,000	3,300,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$97,906,722	$155,426,091
Investments in affiliated issuers	968,249	5,925,569
Total cost of investments	$98,874,971	$161,351,660
See accompanying notes to financial statements.
110

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2021 (Unaudited)

SPDR DoubleLine Total Return Tactical ETF
ASSETS
Investments in unaffiliated issuers, at value	$2,824,718,694
Investments in affiliated issuers, at value	64,167,818
Total Investments	2,888,886,512
Receivable for investments sold	3,836,219
Dividends receivable — affiliated issuers	1,110
Interest receivable — unaffiliated issuers	13,322,892
TOTAL ASSETS	2,906,046,733
LIABILITIES
Due to custodian	606,301
Payable for investments purchased	13,449,703
Unrealized depreciation on unfunded loan commitments	226
Advisory fee payable	1,376,996
Trustees’ fees and expenses payable	5,890
Accrued expenses and other liabilities	6,243
TOTAL LIABILITIES	15,445,359
NET ASSETS	$2,890,601,374
NET ASSETS CONSIST OF:
Paid-in Capital	$3,037,930,470
Total distributable earnings (loss)	(147,329,096)
NET ASSETS	$2,890,601,374
NET ASSET VALUE PER SHARE
Net asset value per share	$ 47.50
Shares outstanding (unlimited amount authorized, no par value)	60,850,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,869,389,210
Investments in affiliated issuers	64,167,818
Total cost of investments	$2,933,557,028
See accompanying notes to financial statements.
111

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2021 (Unaudited)

	SPDR DoubleLine Emerging Markets Fixed Income ETF	SPDR DoubleLine Short Duration Total Return Tactical ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 1,841,090	$ 1,547,507
Dividend income — affiliated issuers	167	1,556
Other income	—	16,166
Foreign taxes withheld	—	(342)
TOTAL INVESTMENT INCOME (LOSS)	1,841,257	1,564,887
EXPENSES
Advisory fee	340,275	413,590
Trustees’ fees and expenses	569	893
TOTAL EXPENSES	340,844	414,483
NET INVESTMENT INCOME (LOSS)	$ 1,500,413	$ 1,150,404
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,412,092	81,314
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(3,301,245)	(1,879,204)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,889,153)	(1,797,890)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (388,740)	$ (647,486)
See accompanying notes to financial statements.
112

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2021 (Unaudited)

SPDR DoubleLine Total Return Tactical ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 48,792,392
Dividend income — affiliated issuers	7,332
Foreign taxes withheld	(734)
TOTAL INVESTMENT INCOME (LOSS)	48,798,990
EXPENSES
Advisory fee	8,490,837
Trustees’ fees and expenses	19,056
Miscellaneous expenses	38
TOTAL EXPENSES	8,509,931
NET INVESTMENT INCOME (LOSS)	$ 40,289,059
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	12,688,956
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(54,349,555)
Unfunded loan commitments	(134)
Net change in unrealized appreciation/depreciation	(54,349,689)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(41,660,733)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (1,371,674)
See accompanying notes to financial statements.
113

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR DoubleLine Emerging Markets Fixed Income ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,500,413	$ 2,779,144
Net realized gain (loss)	1,412,092	3,516,700
Net change in unrealized appreciation/depreciation	(3,301,245)	158,117
Net increase (decrease) in net assets resulting from operations	(388,740)	6,453,961
Net equalization credits and charges	(16,725)	62,106
Distributions to shareholders	(4,225,332)	(2,854,562)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	3,750,085	40,389,997
Cost of shares redeemed	(24,138,763)	(15,014,743)
Net income equalization	16,725	(62,106)
Other Capital	35,389	174,347
Net increase (decrease) in net assets from beneficial interest transactions	(20,336,564)	25,487,495
Net increase (decrease) in net assets during the period	(24,967,361)	29,149,000
Net assets at beginning of period	123,643,098	94,494,098
NET ASSETS AT END OF PERIOD	$ 98,675,737	$123,643,098
SHARES OF BENEFICIAL INTEREST:
Shares sold	75,000	800,000
Shares redeemed	(475,000)	(300,000)
Net increase (decrease) from share transactions	(400,000)	500,000
See accompanying notes to financial statements.
114

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR DoubleLine Short Duration Total Return Tactical ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,150,404	$ 1,981,074
Net realized gain (loss)	81,314	752,709
Net change in unrealized appreciation/depreciation	(1,879,204)	(316,578)
Net increase (decrease) in net assets resulting from operations	(647,486)	2,417,205
Net equalization credits and charges	(17,589)	14,932
Distributions to shareholders	(1,951,350)	(2,110,916)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	80,702,978	17,383,837
Cost of shares redeemed	(76,752,258)	—
Net income equalization	17,589	(14,932)
Other Capital	197,807	29,809
Net increase (decrease) in net assets from beneficial interest transactions	4,166,116	17,398,714
Net increase (decrease) in net assets during the period	1,549,691	17,719,935
Net assets at beginning of period	160,238,674	142,518,739
NET ASSETS AT END OF PERIOD	$161,788,365	$160,238,674
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,625,000	350,000
Shares redeemed	(1,550,000)	—
Net increase (decrease) from share transactions	75,000	350,000
See accompanying notes to financial statements.
115

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR DoubleLine Total Return Tactical ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 40,289,059	$ 71,444,729
Net realized gain (loss)	12,688,956	10,798,424
Net change in unrealized appreciation/depreciation	(54,349,689)	(57,172,329)
Net increase (decrease) in net assets resulting from operations	(1,371,674)	25,070,824
Net equalization credits and charges	(3,201)	18,500
Distributions to shareholders	(59,290,634)	(87,675,778)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	12,031,920	105,856,538
Cost of shares redeemed	(249,713,026)	(46,179,065)
Net income equalization	3,201	(18,500)
Other Capital	273,777	317,321
Net increase (decrease) in net assets from beneficial interest transactions	(237,404,128)	59,976,294
Contribution from Affiliate (Note 4)	—	39,028
Net increase (decrease) in net assets during the period	(298,069,637)	(2,571,132)
Net assets at beginning of period	3,188,671,011	3,191,242,143
NET ASSETS AT END OF PERIOD	$2,890,601,374	$ 3,188,671,011
SHARES OF BENEFICIAL INTEREST:
Shares sold	250,000	2,150,000
Shares redeemed	(5,200,000)	(950,000)
Net increase (decrease) from share transactions	(4,950,000)	1,200,000
See accompanying notes to financial statements.
116

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR DoubleLine Emerging Markets Fixed Income ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 50.99	$ 49.09	$ 51.02	$ 48.25	$ 50.45	$ 51.52
Income (loss) from investment operations:
Net investment income (loss) (a)	0.73	1.48	1.87	1.98	1.31	1.77
Net realized and unrealized gain (loss)	(0.94)	1.83	(2.06)	2.60	(1.74)	1.91
Total from investment operations	(0.21)	3.31	(0.19)	4.58	(0.43)	3.68
Net equalization credits and charges (a)	(0.01)	0.03	0.04	0.03	0.04	0.01
Other capital (a)	0.02	0.09	0.13	0.08	0.10	0.05
Distributions to shareholders from:
Net investment income	(0.84)	(1.53)	(1.91)	(1.92)	(1.36)	(1.81)
Net realized gains	(1.22)	—	—	—	(0.55)	(3.00)
Total distributions	(2.06)	(1.53)	(1.91)	(1.92)	(1.91)	(4.81)
Net asset value, end of period	$ 48.73	$ 50.99	$ 49.09	$ 51.02	$ 48.25	$ 50.45
Total return (b)	(0.41)%	7.09%	(0.04)%	9.99%	(0.65)%	7.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$98,676	$123,643	$94,494	$65,050	$48,253	$27,748
Ratios to average net assets:
Total expenses	0.65%(c)	0.72%	0.75%	0.75%	0.76%	0.75%
Net expenses	0.65%(c)	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	2.87%(c)	2.95%	3.77%	4.06%	2.64%	3.46%
Portfolio turnover rate (d)	21%(e)	77%	54%	37%	55%	141%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(c)	Annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)	Not annualized.
See accompanying notes to financial statements.
117

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR DoubleLine Short Duration Total Return Tactical ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 49.69	$ 49.57	$ 49.53	$ 48.81	$ 49.61	$ 50.40
Income (loss) from investment operations:
Net investment income (loss) (a)	0.31	0.68	1.08	1.30	1.02	1.04
Net realized and unrealized gain (loss) (b)	(0.46)	0.14	0.07	0.62	(0.99)	(0.53)
Total from investment operations	(0.15)	0.82	1.15	1.92	0.03	0.51
Net equalization credits and charges (a)	(0.00)(c)	0.01	0.00(c)	0.03	0.05	0.00(c)
Other capital (a)	0.05	0.01	0.03	0.06	0.12	0.06
Distributions to shareholders from:
Net investment income	(0.40)	(0.72)	(1.14)	(1.29)	(1.00)	(1.13)
Net realized gains	(0.16)	—	—	—	—	(0.23)
Total distributions	(0.56)	(0.72)	(1.14)	(1.29)	(1.00)	(1.36)
Net asset value, end of period	$ 49.03	$ 49.69	$ 49.57	$ 49.53	$ 48.81	$ 49.61
Total return (d)	(0.20)%	1.70%	2.43%	4.18%	0.43%	1.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$161,788	$160,239	$142,519	$121,344	$82,984	$34,725
Ratios to average net assets:
Total expenses	0.45%(e)	0.49%	0.50%	0.50%	0.50%	0.50%
Net expenses	0.45%(e)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	1.25%(e)	1.36%	2.18%	2.65%	2.07%	2.10%
Portfolio turnover rate (f)	64%(g)	58%	43%	62%	50%	123%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
118

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR DoubleLine Total Return Tactical ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 48.46	$ 49.40	$ 48.96	$ 47.60	$ 49.03	$ 49.87
Income (loss) from investment operations:
Net investment income (loss) (b)	0.63	1.09	1.37	1.56	1.34	1.33
Net realized and unrealized gain (loss) (c)	(0.66)	(0.70)	0.59	1.44	(1.34)	(0.66)
Total from investment operations	(0.03)	0.39	1.96	3.00	0.00	0.67
Net equalization credits and charges (b)	(0.00)(d)	0.00(d)	(0.00)(d)	0.00(d)	0.00(d)	0.01
Contribution from Affiliate	—	0.00(d)	—	—	—	—
Other capital (b)	0.00(d)	0.00	0.03	0.04	0.02	0.04
Distributions to shareholders from:
Net investment income	(0.93)	(1.33)	(1.55)	(1.68)	(1.45)	(1.48)
Net realized gains	—	—	—	—	—	(0.08)
Total distributions	(0.93)	(1.33)	(1.55)	(1.68)	(1.45)	(1.56)
Net asset value, end of period	$ 47.50	$ 48.46	$ 49.40	$ 48.96	$ 47.60	$ 49.03
Total return (e)	(0.05)%	0.81%(f)	4.13%	6.53%	0.04%	1.55%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,890,601	$3,188,671	$3,191,242	$3,336,881	$3,182,239	$3,353,801
Ratios to average net assets:
Total expenses	0.55%(g)	0.62%	0.65%	0.65%	0.65%	0.66%
Net expenses	0.55%(g)	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income (loss)	2.61%(g)	2.22%	2.80%	3.27%	2.78%	2.70%
Portfolio turnover rate	63%(h)(i)	82%(i)	25%(i)	47%(i)	34%(j)	72%(j)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an affiliate had not made a contribution during the year ended ended June 30, 2021, the total return would have remained 0.81%.
(g)	Annualized.
(h)	Not annualized.
(i)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(j)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
119

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2021 (Unaudited)

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of twelve (12) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at no par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR DoubleLine Total Return Tactical ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exception of SPDR DoubleLine Total Return Tactical ETF, which is a non-diversified investment company.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good
120

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•   Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be
121

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2021, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded
122

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Paydown gains and losses are recorded as an adjustment to interest income.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2021, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares.
123

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Loan Agreements
The SPDR DoubleLine Total Return Tactical ETF invests in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
124

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. As compensation for services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR DoubleLine Emerging Markets Fixed Income ETF	0.65%
SPDR DoubleLine Short Duration Total Return Tactical ETF	0.45
SPDR DoubleLine Total Return Tactical ETF	0.55
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2022. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2022 except with the approval of the Board.
The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
DoubleLine Capital LP receives fees for its services as the sub-adviser to the Funds from the Adviser.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
125

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2021 are disclosed in the Schedules of Investments.
On October 30, 2020, DoubleLine Capital LP agreed to make a contribution of $39,028 to the SPDR DoubleLine Total Return Tactical ETF in connection with a portfolio trading matter.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2021, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR DoubleLine Emerging Markets Fixed Income ETF	$ —	$ —	$ 21,520,605	$ 43,895,240
SPDR DoubleLine Short Duration Total Return Tactical ETF	28,741,148	39,987,881	68,094,177	56,699,498
SPDR DoubleLine Total Return Tactical ETF	1,616,064,462	1,856,956,117	249,839,420	330,822,943
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust
126

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2021, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR DoubleLine Emerging Markets Fixed Income ETF	$ 98,881,769	$ 1,144,025	$ 2,263,130	$ (1,119,105)
SPDR DoubleLine Short Duration Total Return Tactical ETF	161,359,997	620,583	2,157,390	(1,536,807)
SPDR DoubleLine Total Return Tactical ETF	2,934,630,786	41,078,193	86,822,241	(45,744,048)
9.    Line of Credit
The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
127

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating . A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
Prior to October 7, 2021, the Funds had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Funds had no outstanding loans as of December 31, 2021.
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Funds invest in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities
128

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
129

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
130

SSGA ACTIVE TRUST
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
131

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

	SPDR DoubleLine Emerging Markets Fixed Income ETF	SPDR DoubleLine Short Duration Total Return Tactical ETF	SPDR DoubleLine Total Return Tactical ETF
Annualized Expense Ratio	0.65%	0.45%	0.55%
Actual:
Ending Account Value	$ 995.90	$ 998.00	$ 999.50
Expenses Paid During Period(a)	3.27	2.27	2.77
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,021.90	1,022.90	1,022.40
Expenses Paid During Period(a)	3.31	2.29	2.80
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
132

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period September 2020 through June 2021, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
133

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
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SSGA Active Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SSGA Active Trust
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
Investing in commodities entail significant risk and is not appropriate for all investors. Commodities investing entail significant risk as commodity prices can be extremely volatile due to wide range of factors. A few such factors include overall market movements, real or perceived inflationary trends, commodity index volatility, international, economic and political changes, change in interest and currency exchange rates.
Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
SSGA Funds Management has retained DoubleLine Capital LP as the sub-adviser.
DoubleLine® is a registered trademark of DoubleLine Capital LP. DoubleLine Capital LP is not affiliated with State Street Global Advisors Funds Distributors, LLC.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2022 State Street Corporation - All Rights Reserved
SPDRDOUBLESAR

Semi-Annual Report
December 31, 2021
SSGA Active Trust
SPDR Blackstone Senior Loan ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

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TABLE OF CONTENTS (Unaudited)
Portfolio Statistics (Unaudited)	1
Schedule of Investments (Unaudited)	4
Financial Statements (Unaudited)	37
Financial Highlights (Unaudited)	40
Notes to Financial Statements (Unaudited)	41
Other Information (Unaudited)	50
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

See accompanying notes to financial statements.
1

SPDR Blackstone Senior Loan ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
Change Healthcare Holdings LLC Senior Secured 2017 Term Loan B 3.50% 3/1/2024	1.8%
BCP Raptor, LLC Senior Secured Term Loan B 5.25% 6/24/2024	1.7
Envision Healthcare Corp. Senior Secured 2018 1st Lien Term Loan 3.85% 10/10/2025	1.6
DirecTV Financing, LLC Senior Secured Term Loan 5.75% 8/2/2027	1.6
LBM Acquisition LLC Senior Secured Term Loan B 4.50% 12/17/2027	1.5
TOTAL	8.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2021

% of Net Assets
Software	15.8%
Health Care Providers & Services	7.3
Diversified Financial Services	6.1
Commercial Services & Supplies	4.9
Entertainment	4.3
Hotels, Restaurants & Leisure	4.1
Airlines	3.6
Media	3.5
Oil, Gas & Consumable Fuels	3.3
Specialty Retail	2.6
Unknown G3	2.2
Chemicals	2.1
Commercial Services	2.0
Health Care Technology	1.8
Retail-Building Products	1.8
Containers & Packaging	1.7
Internet & Catalog Retail	1.5
Computers	1.4
Insurance	1.3
Communications Equipment	1.3
Web Hosting/Design	1.3
Health Care Equipment & Supplies	1.2
Air Freight & Logistics	1.2
Telecommunication Equip	1.1
Pipelines	1.0
Textiles, Apparel & Luxury Goods	1.0
Construction & Engineering	0.9
Transport-Air Freight	0.9
Retail-Restaurants	0.9
Cosmetics & Toiletries	0.9
IT Services	0.8
See accompanying notes to financial statements.
2

SPDR Blackstone Senior Loan ETF
Portfolio Statistics (Unaudited)  (continued)

		% of Net Assets
	Real Estate Management & Development	0.7%
	Capital Markets	0.7
	Home Furnishings	0.7
	MRI/Medical Diag Imaging	0.6
	Building Products	0.6
	Industrial Conglomerates	0.6
	Leisure Industry	0.6
	Distributors	0.6
	Lasers-Syst/Components	0.6
	Pharmaceuticals	0.5
	Telecom Services	0.5
	Professional Services	0.5
	Computer Services	0.5
	Machinery-Construction & Mining	0.5
	Consumer Products-Misc	0.5
	Trading Companies & Distributors	0.5
	Medical Labs&Testing Srv	0.5
	Leisure&Rec/Games	0.4
	Environmentally Friendly	0.3
	Household Products	0.3
	Food-Misc/Diversified	0.3
	Machinery	0.3
	Transport-Services	0.3
	Retail-Petroleum Product	0.3
	Electronic Equipment, Instruments & Components	0.2
	Miscellaneous Manufactur	0.2
	Hand/Machine Tools and Related Products	0.2
	Aerospace & Defense	0.2
	Food Products	0.2
	Fiduciary Banks	0.2
	Auto Components	0.1
	Electrical Equipment	0.1
	Diversified Telecommunication Services	0.1
	Steel-Producers	0.1
	Advertising Services	0.1
	Life Sciences Tools & Services	0.1
	Interactive Media & Services	0.1 *
	Leisure Equipment & Products	0.1
	Machinery-Farm	0.1
	Semiconductors & Semiconductor Equipment	0.1
	Internet Security	0.1
	Diversified Finan Serv	0.1
	Independent Power Producers & Energy Traders	0.1
	Communications Software	0.1
	Construction Materials	0.0 *
	Television	0.0 *
	Beverages	0.0 *
	Retail-Catalog Shopping	0.0 *
	Containers-Paper/Plastic	0.0 *
	Short-Term Investment	10.4
	Liabilities in Excess of Other Assets	(8.7)
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.
3

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 91.7% (a)
ADVERTISING SERVICES — 0.1%
AppLovin Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25% 3.35%, 8/15/2025	$ 7,366,219	$ 7,361,615
Terrier Media Buyer, Inc. Senior Secured 2021 Term Loan, 12/17/2026 (b)	498,741	497,057
		7,858,672
AEROSPACE & DEFENSE — 0.2%
Dynasty Acquisition Co., Inc.:
Senior Secured 2020 CAD Term Loan B2, 3 Month USD LIBOR + 3.50% 3.72%, 4/6/2026	4,831,857	4,714,540
Senior Secured 2020 Term Loan B1, 3 Month USD LIBOR + 3.50% 3.72%, 4/6/2026	8,988,482	8,770,242
TransDigm, Inc. Senior Secured 2020 Term Loan F, 12/9/2025 (b)	2,493,639	2,462,942
		15,947,724
AIR FREIGHT & LOGISTICS — 1.2%
Kenan Advantage Group, Inc. Senior Secured 2021 Term Loan B1, 1 Month USD LIBOR + 3.75% 4.50%, 3/24/2026	49,104,831	49,040,013
Worldwide Express Operations, LLC Senior Secured 2021 1st Lien Term Loan, 6 Month USD LIBOR + 4.25% 5.00%, 7/26/2028	61,510,725	61,754,000
		110,794,013
AIRLINES — 3.6%
AAdvantage Loyalty IP Ltd. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.75% 5.50%, 4/20/2028	70,662,575	73,343,866
Air Canada Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50% 4.25%, 8/11/2028	7,745,695	7,749,839
American Airlines, Inc.:
Senior Secured 2017 Incremental Term Loan, 3 Month USD LIBOR + 2.00% 2.11%, 12/15/2023	12,263,560	12,041,958
Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.75% 1.85%, 6/27/2025	44,460,207	42,264,984
Mileage Plus Holdings LLC Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 5.25% 6.25%, 6/21/2027	39,941,895	42,228,768
See accompanying notes to financial statements.
4

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SkyMiles IP Ltd. Senior Secured 2020 Skymiles Term Loan B, 3 Month USD LIBOR + 3.75% 4.75%, 10/20/2027	$ 25,778,136	$ 27,324,824
United Airlines, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75% 4.50%, 4/21/2028	115,299,907	115,974,412
		320,928,651
AUTO COMPONENTS — 0.1%
USI, Inc. Senior Secured 2017 Repriced Term Loan, 3 Month USD LIBOR + 3.00% 3.22%, 5/16/2024	2,493,489	2,477,245
Wheel Pros, LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.50% 5.25%, 5/11/2028	9,830,582	9,828,763
		12,306,008
BEVERAGES — 0.0% (c)
Triton Water Holdings, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50% 4.00%, 3/31/2028	509,525	504,748
BUILDING PRODUCTS — 0.6%
CP Atlas Buyer, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75% 4.25%, 11/23/2027	54,224,524	54,061,851
DiversiTech Holdings, Inc.:
Senior Secured 2021 1st Lien Term Loan, 12/16/2028 (b)	630,435	630,633
Senior Secured 2021 Delayed Draw Term Loan, 12/16/2028 (b)	130,435	130,476
		54,822,960
CAPITAL MARKETS — 0.7%
AqGen Ascensus, Inc. Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 6.50% 7.00%, 8/2/2029	7,194,340	7,232,578
Freeport LNG Investments, LLLP Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50% 4.00%, 12/21/2028	19,598,931	19,436,651
PECF USS Intermediate Holding III Corp. Senior Secured Term Loan B, 12/15/2028 (b)	36,746,575	36,832,011
		63,501,240
See accompanying notes to financial statements.
5

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CHEMICALS — 2.1%
Ascend Performance Materials Operations LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.75% 5.50%, 8/27/2026	$ 18,388,167	$ 18,521,481
Atotech B.V. Senior Secured 2021 USD Term Loan B, 3/18/2028 (b)	12,098,003	12,090,018
Axalta Coating Systems US Holdings, Inc. Senior Secured USD Term Loan B3, 6/1/2024 (b)	2,703,957	2,705,647
CPC Acquisition Corp. Senior Secured Term Loan, 3 Month USD LIBOR + 3.75% 4.50%, 12/29/2027	25,860,981	25,602,371
GEON Performance Solutions, LLC Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.75% 5.50%, 8/18/2028	7,881,481	7,960,296
Ineos US Finance, LLC Senior Secured 2017 USD Term Loan B, 4/1/2024 (b)	680,566	677,888
Messer Industries GmbH Senior Secured 2018 USD Term Loan, 3/1/2026 (b)	997,040	990,709
New Arclin U.S. Holding Corp. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75% 4.25%, 9/30/2028	11,481,730	11,482,132
Olympus Water US Holding Corp. Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 3.75% 4.25%, 11/9/2028	10,434,311	10,414,747
SCIH Salt Holdings, Inc. Senior Secured 2021 Incremental Term Loan B, 3 Month USD LIBOR + 4.00% 4.75%, 3/16/2027	49,669,906	49,266,338
Starfruit Finco B.V Senior Secured 2018 USD Term Loan B, 10/1/2025 (b)	2,933,023	2,926,614
Vantage Specialty Chemicals, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.50% 4.50%, 10/28/2024	42,109,010	41,398,420
		184,036,661
COMMERCIAL SERVICES — 1.8%
Allied Universal Holdco LLC Senior Secured 2021 USD Incremental Term Loan B, 3 Month USD LIBOR + 3.75% 4.25%, 5/12/2028	92,531,197	92,346,597
Inmar Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 4.00% 5.00%, 5/1/2024	2,194,256	2,195,408
Spin Holdco Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.00% 4.75%, 3/4/2028	53,482,837	53,720,568
See accompanying notes to financial statements.
6

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Verscend Holding Corp. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.00% 4.10%, 8/27/2025	$ 2,493,734	$ 2,496,228
VT Topco, Inc. Senior Secured 2021 Incremental Term Loan, 1 Month USD LIBOR + 3.75% 4.50%, 8/1/2025	12,309,206	12,311,791
		163,070,592
COMMERCIAL SERVICES & SUPPLIES — 4.9%
ADMI Corp. Senior Secured 2021 Incremental Term Loan B3, 12/23/2027 (b)	1,770,563	1,770,146
Asurion, LLC:
Senior Secured 2021 2nd Lien Term Loan B3, 1 Month USD LIBOR + 5.25% 5.35%, 1/31/2028	75,951,226	76,283,513
Senior Secured 2021 Second Lien Term Loan B4, 1 Month USD LIBOR + 5.25% 5.35%, 1/20/2029	100,160,000	99,878,550
Covanta Holding Corporation:
Senior Secured 2021 Term Loan B, 11/30/2028 (b)	465,157	466,203
Senior Secured 2021 Term Loan C, 11/30/2028 (b)	34,843	34,922
Emerald TopCo, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50% 3.63%, 7/24/2026	6,345	6,325
Garda World Security Corporation Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.25% 4.36%, 10/30/2026	34,704,700	34,701,230
Intrado Corp. Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 4.00% 5.00%, 10/10/2024	57,007,187	54,256,021
Learning Care Group, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.25% 4.25%, 3/13/2025	22,352,455	21,961,287
McGraw-Hill Global Education Holdings, LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.75% 5.25%, 7/28/2028	97,758,577	97,468,723
Packaging Coordinators Midco, Inc. Senior Secured 2020 1st Lien Term Loan, 3 Month USD LIBOR + 3.75% 4.50%, 11/30/2027	6,916,933	6,925,579
SSH Group Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.25% 4.47%, 7/30/2025	14,145,417	13,676,850
TRC Companies, Inc. Senior Secured 2021 First Lien Term Loan, 3 Month USD LIBOR + 3.75% 4.25%, 11/17/2028	29,556,650	29,450,394
See accompanying notes to financial statements.
7

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
VT Topco, Inc. Senior Secured 2018 1st Lien Term Loan, 8/1/2025 (b)	$ 3,093,605	$ 3,074,270
		439,954,013
COMMUNICATIONS EQUIPMENT — 1.3%
CommScope, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.25% 3.35%, 4/6/2026	50,864,822	50,303,275
Zayo Group Holdings, Inc. Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.00% 3.10%, 3/9/2027	62,717,217	61,979,035
		112,282,310
COMPUTER SERVICES — 0.5%
ConvergeOne Holdings, Inc. Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 5.00% 5.10%, 1/4/2026	18,943,954	18,594,722
Genuine Financial Holdings, LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75% 3.85%, 7/11/2025	29,189,800	29,131,420
		47,726,142
COMPUTERS — 1.4%
Magenta Buyer LLC Senior Secured 2021 USD 1st Lien Term Loan, 3 Month USD LIBOR + 5.00% 5.75%, 7/27/2028	99,653,860	99,544,739
Park Place Technologies, LLC Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 5.00% 6.00%, 11/10/2027	3,408,906	3,409,622
Virtusa Corp. Senior Secured First Lien Term Loan B, 1 Month USD LIBOR + 3.75% 4.50%, 2/11/2028	22,083,622	22,180,238
		125,134,599
CONSTRUCTION & ENGINEERING — 0.9%
Aegion Corporation Senior Secured Term Loan, 3 Month USD LIBOR + 4.75% 5.50%, 5/17/2028	33,856,905	34,054,291
Brand Energy & Infrastructure Services, Inc. Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 4.25% 5.25%, 6/21/2024	21,487,898	21,070,066
DG Investment Intermediate Holdings 2, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75% 3.75%, 3/31/2028	6,705,319	6,711,622
See accompanying notes to financial statements.
8

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
KKR Apple Bidco, LLC:
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 5.75% 6.25%, 9/21/2029	$ 13,662,426	$ 13,871,666
Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.00% 3.50%, 9/23/2028	2,500,000	2,495,488
Tutor Perini Corp. Senior Secured Term Loan B, 3 Month USD LIBOR + 4.75% 5.75%, 8/18/2027	978,613	982,282
		79,185,415
CONSTRUCTION MATERIALS — 0.0% (c)
Quikrete Holdings, Inc. Senior Secured 2016 1st Lien Term Loan, 2/1/2027 (b)	1,994,911	1,975,830
CONSUMER PRODUCTS-MISC — 0.5%
Drive Chassis HoldCo, LLC Senior Secured 2019 2nd Lien Term Loan, 3 Month USD LIBOR + 6.00% 6.87%, 4/10/2026	29,503,958	29,688,358
MI Windows and Doors, LLC Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.75% 4.50%, 12/18/2027	10,452,124	10,510,917
		40,199,275
CONTAINERS & PACKAGING — 1.7%
Berlin Packaging LLC Senior Secured 2021 First Lien Term Loan B, 3 Month USD LIBOR + 3.75% 4.25%, 3/11/2028	8,899,927	8,901,039
Berry Global, Inc. Senior Secured 2021 Term Loan Z, 2 Month USD LIBOR + 1.75% 1.86%, 7/1/2026	23,729,818	23,605,236
BWAY Holding Co. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25% 3.35%, 4/3/2024	57,689,353	57,035,156
Charter NEX US, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75% 4.50%, 12/1/2027	11,273,380	11,311,259
Graham Packaging Company, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.00% 3.75%, 8/4/2027	1,420,709	1,418,706
Pretium PKG Holdings, Inc. Senior Secured 2021 1st Lien Term Loan, 6 Month USD LIBOR + 4.00% 4.50%, 10/2/2028	31,659,979	31,642,250
See accompanying notes to financial statements.
9

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Proampac PG Borrower LLC Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 3.75% 4.50%, 11/3/2025	$ 4,251,512	$ 4,261,482
Ring Container Technologies Group, LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75% 4.25%, 8/12/2028	4,264,955	4,279,882
Trident TPI Holdings, Inc.:
Senior Secured 2017 USD Term Loan B1, 3 Month USD LIBOR + 3.25% 4.25%, 10/17/2024	875,191	876,491
Senior Secured 2021 Delayed Draw Term Loan, 3 Month USD LIBOR + 4.00% 4.20%, 9/15/2028	383,662	383,961
Senior Secured 2021 Incremental Term Loan, 3 Month USD LIBOR + 4.00% 4.50%, 9/15/2028	6,711,705	6,716,940
		150,432,402
COSMETICS & TOILETRIES — 0.9%
Sunshine Luxembourg VII SARL Senior Secured 2021 Term Loan B3, 3 Month USD LIBOR + 3.75% 4.50%, 10/1/2026	77,479,500	77,875,033
DISTRIBUTORS — 0.6%
American Tire Distributors Holdings, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 6.25% 7.00%, 10/8/2028	57,435,848	57,907,684
DIVERSIFIED FINAN SERV — 0.1%
Apex Group Treasury, LLC Senior Secured 2021 USD Incremental Term Loan, 7/27/2028 (b)	6,433,735	6,431,740
DIVERSIFIED FINANCIAL SERVICES — 5.9%
Advisor Group, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.50% 4.60%, 7/31/2026	60,590,785	60,837,086
AlixPartners, LLP Senior Secured 2021 USD Term Loan B, 1 Month USD LIBOR + 2.75% 3.25%, 2/4/2028	7,980,074	7,954,418
Apex Group Treasury LLC Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.75% 4.25%, 7/27/2028	11,059,530	11,056,102
Atlas CC Acquisition Corp.:
Senior Secured Term Loan B, 3 Month USD LIBOR + 4.25% 5.00%, 5/25/2028	18,117,028	18,180,709
See accompanying notes to financial statements.
10

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured Term Loan C, 3 Month USD LIBOR + 4.25% 5.00%, 5/25/2028	$ 3,684,819	$ 3,697,771
Camelot U.S. Acquisition 1 Co. Senior Secured 2020 Incremental Term Loan B, 10/30/2026 (b)	3,989,925	3,992,418
Deerfield Dakota Holding, LLC Senior Secured 2020 USD Term Loan B, 1 Month USD LIBOR + 3.75% 4.75%, 4/9/2027	72,564,593	72,740,562
DirecTV Financing, LLC Senior Secured Term Loan, 3 Month USD LIBOR + 5.00% 5.75%, 8/2/2027	141,067,985	141,379,745
Edelman Financial Center, LLC:
Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75% 6.85%, 7/20/2026	32,634,126	32,821,120
Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50% 4.25%, 4/7/2028	91,267,299	91,330,274
Minotaur Acquisition, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.75% 4.85%, 3/27/2026	24,840,209	24,747,058
S&S Holdings LLC Senior Secured Term Loan, 3 Month USD LIBOR + 5.00% 5.50%, 3/11/2028	12,326,934	12,346,226
Superannuation and Investments US LLC Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.75% 4.25%, 12/1/2028	341,427	342,067
Trans Union, LLC Senior Secured 2019 Term Loan B5, 11/16/2026 (b)	2,991,312	2,965,138
William Morris Endeavor Entertainment, LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75% 2.86%, 5/18/2025	48,193,749	47,272,044
		531,662,738
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Altice France S.A. Senior Secured USD Term Loan B12, 3 Month USD LIBOR + 3.69% 3.81%, 1/31/2026	282,945	280,999
CenturyLink, Inc. Senior Secured 2020 Term Loan B, 3/15/2027 (b)	3,890,076	3,850,903
Level 3 Financing, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 1.75% 1.85%, 3/1/2027	5,100,000	5,042,625
See accompanying notes to financial statements.
11

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Numericable Group SA Senior Secured USD Term Loan B11, 3 Month USD LIBOR + 2.75% 2.88%, 7/31/2025	$ 1,288,813	$ 1,267,200
		10,441,727
ELECTRICAL EQUIPMENT — 0.1%
EXC Holdings III Corp. Senior Secured USD 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.50% 4.50%, 12/2/2024	6,466,726	6,499,060
Gates Global, LLC Senior Secured 2021 Term Loan B3, 1 Month USD LIBOR + 2.50% 3.25%, 3/31/2027	5,770,184	5,764,760
		12,263,820
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
CPI International, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.50% 4.50%, 7/26/2024	17,427,588	17,431,945
Ingram Micro, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50% 4.00%, 6/30/2028	2,864	2,869
Mirion Technologies, Inc. Senior Secured 2021 Term Loan, 2 Month USD LIBOR + 2.75% 3.25%, 10/20/2028	499,000	498,643
		17,933,457
ENTERTAINMENT — 3.1%
AMC Entertainment Holdings, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.00% 3.10%, 4/22/2026	112,120,639	101,399,103
Crown Finance US, Inc.:
Senior Secured 2018 USD Term Loan, 6 Month USD LIBOR + 2.50% 3.50%, 2/28/2025	141,731,478	110,134,571
Senior Secured 2019 Incremental Term Loan, 6 Month USD LIBOR + 2.75% 3.75%, 9/30/2026	64,458,145	49,391,054
Delta 2 (LUX) S.A.R.L. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 2.50% 3.50%, 2/1/2024	500,000	500,207
Motion Finco S.A.R.L. Senior Secured Delayed Draw Term Loan B2, 3 Month USD LIBOR + 3.25% 3.47%, 11/12/2026	11,939,398	11,705,923
See accompanying notes to financial statements.
12

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SMG U.S. Midco 2, Inc. Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 2.50% 2.63%, 1/23/2025	$ 3,982,353	$ 3,881,142
UFC Holdings, LLC Senior Secured 2021 Term Loan B, 6 Month USD LIBOR + 2.75% 3.50%, 4/29/2026	916,298	913,842
		277,925,842
ENVIRONMENTALLY FRIENDLY — 0.3%
Robertshaw U.S. Holding Corp. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.50% 4.50%, 2/28/2025	32,071,290	30,291,333
FIDUCIARY BANKS — 0.2%
AqGen Island Holdings, Inc. Senior Secured Term Loan, 8/2/2028 (b)	19,326,531	19,278,214
FOOD PRODUCTS — 0.2%
Chobani, LLC Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50% 4.50%, 10/25/2027	15,893,551	15,955,138
FOOD-MISC/DIVERSIFIED — 0.3%
Froneri International Ltd. Senior Secured 2020 USD Term Loan, 1 Month USD LIBOR + 2.25% 2.35%, 1/29/2027	498,734	493,181
Skopima Merger Sub, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00% 4.50%, 5/12/2028	29,845,200	29,699,108
		30,192,289
HAND/MACHINE TOOLS AND RELATED PRODUCTS — 0.2%
Apex Tool Group, LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 5.50% 6.75%, 8/1/2024	17,195,367	16,917,490
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Carestream Health, Inc.:
Senior Secured 2020 Extended 2nd Lien PIK Term Loan, 3 Month USD LIBOR + 4.50% 5.50%, 8/8/2023	19,547,958	19,132,564
Senior Secured 2020 Extended Term Loan, 5/8/2023	4,980,676	5,004,558
See accompanying notes to financial statements.
13

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Gainwell Acquisition Corp. Senior Secured Term Loan B, 3 Month USD LIBOR + 4.00% 4.75%, 10/1/2027	$ 85,343,525	$ 85,674,231
		109,811,353
HEALTH CARE PROVIDERS & SERVICES — 6.5%
AHP Health Partners, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50% 4.00%, 8/4/2028	498,750	499,531
Auris Luxembourg III S.A.R.L. Senior Secured 2019 USD Term Loan B2, 1 Month USD LIBOR + 3.75% 3.85%, 2/27/2026	5,579,153	5,546,040
Cambrex Corp. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50% 4.25%, 12/4/2026	1,010	1,012
CHG Healthcare Services, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.50% 4.00%, 9/29/2028	3,077,974	3,082,207
Covenant Surgical Partners, Inc.:
Senior Secured 2019 Delayed Draw Term Loan, 1 Month USD LIBOR + 4.00% 4.10%, 7/1/2026	505,237	500,225
Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 4.00% 4.10%, 7/1/2026	2,476,099	2,451,536
Curia Global, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.75% 4.50%, 8/30/2026	19,928,005	19,977,825
DaVita, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 1.75% 1.85%, 8/12/2026	1,534,005	1,528,053
Envision Healthcare Corp.:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75% 3.85%, 10/10/2025	178,624,677	144,295,694
Senior Secured 2018 Revolver, 10/11/2023 (b)	11,164,500	9,378,180
Global Medical Response, Inc.:
Senior Secured 2017 Incremental Term Loan, 6 Month USD LIBOR + 4.25% 5.25%, 3/14/2025	66,197,685	66,044,107
Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 4.25% 5.25%, 10/2/2025	53,006,705	52,860,936
Horizon Therapeutics USA, Inc. Senior Secured 2021 Term Loan B2, 1 Month USD LIBOR + 1.75% 2.25%, 3/15/2028	8,272,375	8,255,375
ICON Luxembourg S.A.R.L.:
Senior Secured LUX Term Loan, 3 Month USD LIBOR + 2.25% 2.75%, 7/3/2028	3,940,944	3,947,230
See accompanying notes to financial statements.
14

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured US Term Loan, 3 Month USD LIBOR + 2.25% 2.75%, 7/3/2028	$ 981,889	$ 983,455
National Mentor Holdings, Inc.:
Senior Secured 2021 Delayed Draw Term Loan, 3/2/2028	116,520	115,427
Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.75% 4.50%, 3/2/2028	42,900,284	42,498,094
Senior Secured 2021 Term Loan C, 3 Month USD LIBOR + 3.75% 4.50%, 3/2/2028	1,296,202	1,284,050
NMSC Holdings, Inc. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 5.00% 6.00%, 4/19/2023	12,405,650	12,408,751
Phoenix Guarantor, Inc.:
Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.25% 3.35%, 3/5/2026	2,493,639	2,480,971
Senior Secured 2021 Term Loan B3, 1 Month USD LIBOR + 3.50% 3.60%, 3/5/2026	1,866,135	1,861,003
Radnet Management, Inc. Senior Secured 2021 Term Loan, 4/21/2028 (b)	1,412,116	1,413,881
RegionalCare Hospital Partners Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75% 3.85%, 11/16/2025	3,500,000	3,501,732
Surgery Center Holdings, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75% 4.50%, 8/31/2026	71,386,527	71,453,631
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 2.75% 3.75%, 2/6/2024	102,541,430	98,337,231
Unified Physician Management, LLC Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 4.25% 5.00%, 12/16/2027	22,999,718	23,054,343
		577,760,520
HEALTH CARE TECHNOLOGY — 1.8%
Change Healthcare Holdings LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.50% 3.50%, 3/1/2024	160,217,263	160,239,693
HOME FURNISHINGS — 0.7%
AI Aqua Merger Sub, Inc.:
Senior Secured 2021 1st Lien Delayed Draw Term Loan, 7/31/2028 (b)	4,261,271	4,278,379
See accompanying notes to financial statements.
15

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2021 1st Lien Term Loan B, 1 Month USD LIBOR + 4.00% 4.50%, 7/31/2028	$ 60,081,264	$ 60,322,491
		64,600,870
HOTELS, RESTAURANTS & LEISURE — 4.1%
1011778 B.C. Unlimited Liability Co. Senior Secured Term Loan B4, 1 Month USD LIBOR + 1.75% 1.85%, 11/19/2026	2,992,366	2,956,832
Alterra Mountain Co. Senior Secured 2021 Series B-2 Consenting Term Loan, 1 Month USD LIBOR + 3.50% 4.00%, 8/17/2028	1,051,505	1,051,505
Caesars Resort Collection, LLC Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 2.75% 2.85%, 12/23/2024	498,701	496,754
Golden Nugget, Inc. Senior Secured 2017 Incremental Term Loan B, 2 Month USD LIBOR + 2.50% 3.25%, 10/4/2023	91,567,063	91,150,433
Motion Finco S.A.R.L. Senior Secured USD Term Loan B1, 3 Month USD LIBOR + 3.25% 3.47%, 11/12/2026	90,827,929	89,051,789
Peraton Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75% 4.50%, 2/1/2028	54,519,890	54,636,563
Recess Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.75% 4.75%, 9/30/2024	20,260,165	20,203,133
Scientific Games International, Inc. Senior Secured 2018 Term Loan B5, 1 Month USD LIBOR + 2.75% 2.85%, 8/14/2024	14,399,196	14,369,965
Travel Leaders Group, LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.00% 4.10%, 1/25/2024	28,701,893	26,331,117
Travelport Finance (Luxembourg) S.A.R.L.:
Senior Secured 2020 Super Priority Term Loan, 3 Month USD LIBOR + 1.50% 3.50%, 2/28/2025	56,350,055	58,079,156
Senior Secured 2021 Consented Term Loan, 3 Month USD LIBOR + 1.75% 6.97%, 5/29/2026	13,662,131	11,414,710
		369,741,957
HOUSEHOLD PRODUCTS — 0.3%
Champ Acquisition Corp. Senior Secured Term Loan, 6 Month USD LIBOR + 5.50% 5.66%, 12/19/2025	24,651,810	24,821,291
See accompanying notes to financial statements.
16

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Reynolds Consumer Products, LLC Senior Secured Term Loan, 2/4/2027 (b)	$ 3,551,083	$ 3,536,808
		28,358,099
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Calpine Corp. Senior Secured 2020 Term Loan B5, 12/16/2027 (b)	1,941,848	1,931,731
Vistra Operations Co., LLC Senior Secured 1st Lien Term Loan B3, 12/31/2025 (b)	3,463,494	3,441,986
		5,373,717
INDUSTRIAL CONGLOMERATES — 0.5%
Anticimex International AB Senior Secured 2021 USD Term Loan B1, 11/16/2028 (b)	500,000	499,530
Anvil International, LLC Senior Secured 2019 1st Lien Term Loan, 1 Month USD LIBOR + 5% 5.11%, 5/28/2026	15,112,168	15,051,417
Fluid-Flow Products, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.75% 3.97%, 3/31/2028	7,759,194	7,749,495
Magenta Buyer LLC Senior Secured 2021 USD 2nd Lien Term Loan, 3 Month USD LIBOR + 8.25% 9.00%, 7/27/2029	17,916,667	17,843,925
		41,144,367
INSURANCE — 1.3%
Acrisure, LLC:
Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 3.50% 3.72%, 2/15/2027	11,432,496	11,323,887
Senior Secured 2021 First Lien Term Loan B, 3 Month USD LIBOR + 4.25% 4.75%, 2/15/2027	18,150,685	18,173,373
Senior Secured 2021 Incremental Term Loan B, 3 Month USD LIBOR + 3.75% 4.25%, 2/15/2027	3,486,250	3,486,250
Alliant Holdings Intermediate, LLC Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 3.50% 4.00%, 11/6/2027	2,493,750	2,494,199
AmWINS Group, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.25% 3.00%, 2/19/2028	3,217,352	3,197,581
AssuredPartners, Inc.:
Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50% 3.60%, 2/12/2027	4,542,772	4,514,698
See accompanying notes to financial statements.
17

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50% 4.00%, 2/12/2027	$ 31,578,053	$ 31,573,158
Baldwin Risk Partners, LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50% 4.00%, 10/14/2027	4,084,031	4,068,716
Broadstreet Partners, Inc. Senior Secured 2020 Term Loan B, 1/27/2027 (b)	3,451,005	3,412,371
Hub International, Ltd.:
Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 2.75% 2.87%, 4/25/2025	14,033,403	13,889,911
Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.25% 4.00%, 4/25/2025	2,992,443	2,996,019
NFP Corp. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.25% 3.35%, 2/15/2027	15,831,892	15,603,122
Sedgwick Claims Management Services, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25% 3.35%, 12/31/2025	4,208,964	4,181,353
		118,914,638
INTERACTIVE MEDIA & SERVICES — 0.1% (c)
Go Daddy Operating Co., LLC Senior Secured 2017 Repriced Term Loan, 2/15/2024 (b)	398,604	396,667
Ivanti Software, Inc.:
Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 4.75% 5.75%, 12/1/2027	573,239	574,850
Senior Secured 2021 Add On Term Loan B, 3 Month USD LIBOR + 4.00% 4.75%, 12/1/2027	3,327,909	3,316,128
		4,287,645
INTERNET & CATALOG RETAIL — 1.3%
Shutterfly, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 5.00% 5.75%, 9/25/2026	43,271,044	42,946,511
White Cap Buyer LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00% 4.50%, 10/19/2027	68,794,460	68,942,712
		111,889,223
INTERNET SECURITY — 0.1%
Proofpoint, Inc. Senior Secured 2nd Lien Term Loan, 3 Month USD LIBOR + 6.25% 6.75%, 8/31/2029	5,000,000	5,068,750
See accompanying notes to financial statements.
18

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
IT SERVICES — 0.8%
Access CIG, LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.75% 3.84%, 2/27/2025	$ 5,331	$ 5,305
Ahead DB Holdings, LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75% 4.50%, 10/18/2027	23,069,050	23,133,989
CoreLogic, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.50% 4.00%, 6/2/2028	37,549,675	37,568,450
TierPoint, LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75% 4.50%, 5/5/2026	9,854,485	9,870,893
		70,578,637
LASERS-SYST/COMPONENTS — 0.6%
II-VI, Inc. Senior Secured 2021 Bridge Term Loan B, 12/1/2028 (b)	56,790,123	56,802,049
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Cinemark USA, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.75% 1.85%, 3/31/2025	12,145,171	11,687,784
LEISURE INDUSTRY — 0.6%
Carnival Corporation Senior Secured 2021 Incremental Term Loan B, 6 Month USD LIBOR + 3.25% 4.00%, 10/18/2028	57,699,115	57,314,550
LEISURE&REC/GAMES — 0.4%
AP Gaming I, LLC Senior Secured 2018 Incremental Term Loan, 3 Month USD LIBOR + 3.5% 4.50%, 2/15/2024	32,528,253	32,396,026
LIFE SCIENCES TOOLS & SERVICES — 0.1%
eResearchTechnology, Inc. Senior Secured 2020 1st Lien Term Loan, 1 Month USD LIBOR + 4.50% 5.50%, 2/4/2027	12,289,095	12,346,300
MACHINERY — 0.3%
American Trailer World Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75% 4.50%, 3/3/2028	7,339,462	7,325,701
See accompanying notes to financial statements.
19

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Engineered Machinery Holdings, Inc. Senior Secured 2021 USD Incremental Term Loan, 3 Month USD LIBOR + 3.75% 4.50%, 5/19/2028	$ 15,050,167	$ 15,036,020
Hillman Group, Inc.:
Senior Secured 2021 Delayed Draw Term Loan, 3 Month USD LIBOR + 2.75% 2.79%, 7/14/2028	1,100,592	1,098,253
Senior Secured 2021 Term Loan B1, 1 Month USD LIBOR + 2.75% 3.25%, 7/14/2028	558,849	557,661
Ingersoll-Rand Services Co. Senior Secured 2020 USD Spinco Term Loan, 3/1/2027 (b)	3,504,203	3,470,370
Madison IAQ LLC Senior Secured Term Loan, 6 Month USD LIBOR + 3.25% 3.75%, 6/21/2028	3,595,646	3,597,139
		31,085,144
MACHINERY-CONSTRUCTION & MINING — 0.5%
Brookfield WEC Holdings, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 2.75% 3.25%, 8/1/2025	1,496,222	1,487,177
Clear Channel Outdoor Holdings, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50% 3.63%, 8/21/2026	39,339,009	38,851,402
		40,338,579
MACHINERY-FARM — 0.1%
ASP Blade Holdings, Inc. Senior Secured Initial Term Loan, 1 Month USD LIBOR + 4.00% 4.50%, 10/13/2028	7,000,000	7,008,750
Victory Buyer, LLC Senior Secured Term Loan, 11/19/2028 (b)	4,241,379	4,244,030
		11,252,780
MEDIA — 3.1%
Altice Financing SA Senior Secured 2017 USD Term Loan B, 3 Month USD LIBOR + 2.75% 2.87%, 7/15/2025	1,338,282	1,323,588
Charter Communications Operating, LLC Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 1.75% 1.85%, 2/1/2027	4,089,541	4,055,659
CSC Holdings, LLC:
Senior Secured 2017 Term Loan B1, 3 Month USD LIBOR + 2.25% 2.36%, 7/17/2025	19,246,971	18,982,325
Senior Secured 2018 Incremental Term Loan, 3 Month USD LIBOR + 2.25% 2.36%, 1/15/2026	976,830	965,597
See accompanying notes to financial statements.
20

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2019 Term Loan B5, 3 Month USD LIBOR + 2.50% 2.61%, 4/15/2027	$ 38,949,354	$ 38,511,174
iHeartCommunications, Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00% 3.10%, 5/1/2026	6,472,768	6,436,941
MH Sub I, LLC:
Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.50% 3.60%, 9/13/2024	1,994,792	1,987,690
Senior Secured 2020 Incremental Term Loan, 1 Month USD LIBOR + 3.75% 4.75%, 9/13/2024	67,328,326	67,552,866
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 6.25% 6.35%, 2/12/2029	23,868,141	24,076,987
Nexstar Broadcasting, Inc. Senior Secured 2019 Term Loan B4, 3 Month USD LIBOR + 2.50% 2.60%, 9/18/2026	3,000,000	2,998,140
Radiate Holdco, LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25% 4.00%, 9/25/2026	72,423,670	72,273,028
Telenet Financing USD, LLC Senior Secured 2020 USD Term Loan AR, 3 Month USD LIBOR + 2.00% 2.11%, 4/30/2028	5,500,000	5,411,312
Univision Communications Inc. Senior Secured 2021 First Lien Term Loan B, 1 Month USD LIBOR + 3.25% 4.00%, 3/15/2026	5,012	5,030
Univision Communications, Inc. Senior Secured Term Loan C5, 1 Month USD LIBOR + 2.75% 3.75%, 3/15/2024	2,554,758	2,558,743
UPC Financing Partnership Senior Secured 2021 USD Term Loan AX, 3 Month USD LIBOR + 3.00% 3.11%, 1/31/2029	1,961,071	1,956,777
Vertical US Newco, Inc. Senior Secured Term Loan B, 6 Month USD LIBOR + 3.50% 4.00%, 7/30/2027	4,488,750	4,497,481
Virgin Media Bristol, LLC Senior Secured USD Term Loan N, 3 Month USD LIBOR + 2.50% 2.61%, 1/31/2028	17,379,000	17,245,095
Ziggo Financing Partnership Senior Secured USD Term Loan I, 3 Month USD LIBOR + 2.50% 2.61%, 4/30/2028	7,764,167	7,691,378
		278,529,811
See accompanying notes to financial statements.
21

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
MEDICAL LABS&TESTING SRV — 0.5%
Electron BidCo, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.25% 3.75%, 11/1/2028	$ 12,035,919	$ 12,021,958
U.S. Anesthesia Partners, Inc. Senior Secured 2021 Term Loan, 6 Month USD LIBOR + 4.25% 4.75%, 10/1/2028	36,512,077	36,468,810
		48,490,768
MISCELLANEOUS MANUFACTUR — 0.2%
Hyperion Materials & Technologies, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.50% 5.00%, 8/30/2028	11,511,134	11,544,747
LTI Holdings, Inc.:
Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75% 6.85%, 9/6/2026	1,928,424	1,924,085
Senior Secured 2018 Add On 1st Lien Term Loan, 1 Month USD LIBOR + 3.50% 3.60%, 9/6/2025	498,711	493,587
		13,962,419
MRI/MEDICAL DIAG IMAGING — 0.6%
Radiology Partners, Inc Senior Secured 2018 1st Lien Term Loan B, 3 Month USD LIBOR + 4.25% 4.36%, 7/9/2025	55,803,644	55,098,565
OIL, GAS & CONSUMABLE FUELS — 3.3%
BCP Raptor, LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.25% 5.25%, 6/24/2024	147,011,923	147,063,378
EG America LLC Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00% 4.22%, 2/7/2025	44,603,368	44,494,982
EG Group Limited:
Senior Secured 2018 USD Term Loan B, 3 Month USD LIBOR + 4.00% 4.22%, 2/7/2025	8,890,328	8,868,724
Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.25% 4.75%, 3/31/2026	8,286,084	8,353,408
Oryx Midstream Services Permian Basin LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 3.25% 3.75%, 10/5/2028	12,918,052	12,852,493
Pacific Gas & Electric Co. Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 3.00% 3.50%, 6/23/2025	74,182,308	73,533,213
		295,166,198
See accompanying notes to financial statements.
22

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
PHARMACEUTICALS — 0.5%
Amneal Pharmaceuticals LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50% 3.63%, 5/4/2025	$ 4,533,976	$ 4,495,438
Elanco Animal Health, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 1.75% 1.85%, 8/1/2027	5,460,807	5,397,243
Grifols Worldwide Operations USA, Inc. Senior Secured USD 2019 Term Loan B, 1 Month USD LIBOR + 2.00% 2.10%, 11/15/2027	471,021	464,923
Jazz Financing Lux SARL Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.50% 4.00%, 5/5/2028	499,058	501,524
Padagis LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 4.75% 5.25%, 7/6/2028	28,485,934	28,396,915
PetVet Care Centers, LLC Senior Secured 2021 Term Loan B3, 1 Month USD LIBOR + 3.50% 4.25%, 2/14/2025	1,994,898	1,997,142
		41,253,185
PIPELINES — 1.0%
CQP Holdco LP Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75% 4.25%, 6/5/2028	8,977,444	8,968,062
Lucid Energy Group II Borrower, LLC Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.25% 5.00%, 11/24/2028	63,845,777	63,175,396
TransMontaigne Operating Company L.P. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.50% 4.00%, 11/17/2028	17,184,210	17,280,872
		89,424,330
PROFESSIONAL SERVICES — 0.5%
Dun & Bradstreet Corporation (The) Senior Secured Term Loan, 1 Month USD LIBOR + 3.25% 3.35%, 2/6/2026	2,493,703	2,486,583
KUEHG Corp. Senior Secured 2018 Incremental Term Loan, 3 Month USD LIBOR + 3.75% 4.75%, 2/21/2025	41,859,442	41,100,949
Trans Union, LLC Senior Secured 2021 Term Loan B6, 12/1/2028	500,000	499,375
See accompanying notes to financial statements.
23

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
WP CityMD Bidco, LLC Senior Secured 2021 1st Lien Term Loan B, 6 Month USD LIBOR + 3.25% 3.75%, 12/22/2028	$ 998,744	$ 999,523
		45,086,430
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Bright Bidco B.V. Senior Secured 2018 Term Loan B, 6 Month USD LIBOR + 3.50% 4.50%, 6/30/2024	75,530,283	58,532,193
RETAIL-BUILDING PRODUCTS — 1.7%
LBM Acquisition LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75% 4.50%, 12/17/2027	136,867,242	135,851,687
Park River Holdings, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.25% 4.00%, 12/28/2027	6,107,435	6,059,706
Specialty Building Products Holdings, LLC Senior Secured 2021 Term Loan B, 10/15/2028 (b)	8,771,930	8,763,728
		150,675,121
RETAIL-CATALOG SHOPPING — 0.0% (c)
Medical Solutions L.L.C.:
Senior Secured 2021 Delayed Draw Term Loan, 11/1/2028	218,880	218,919
Senior Secured 2021 First Lien Term Loan, 3 Month USD LIBOR + 3.50% 4.00%, 11/1/2028	2,889,843	2,890,363
		3,109,282
RETAIL-RESTAURANTS — 0.9%
CT Technologies Intermediate Holdings, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.25% 5.00%, 12/16/2025	31,117,892	31,176,238
IRB Holding Corp.:
Senior Secured 2020 Fourth Amendment Incremental Term Loan, 3 Month USD LIBOR + 3.25% 4.25%, 12/15/2027	24,559,292	24,593,798
Senior Secured 2020 Term Loan B, 6 Month USD LIBOR + 2.75% 3.75%, 2/5/2025	11,927,424	11,924,025
Tacala, LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50% 4.25%, 2/5/2027	8,538,490	8,534,092
		76,228,153
See accompanying notes to financial statements.
24

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
MKS Instruments, Inc. Senior Secured 2021 USD Term Loan, 10/21/2028 (b)	$ 5,000,000	$ 4,995,625
SOFTWARE — 15.8%
Applied Systems, Inc.:
Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 2.25% 3.25%, 9/19/2024	2,000,000	2,001,500
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 5.50% 6.25%, 9/19/2025	5,914,103	5,976,409
Apttus Corp. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.25% 5.00%, 5/8/2028	12,651,220	12,698,662
Athenahealth, Inc. Senior Secured 2021 Term Loan B1, 3 Month USD LIBOR + 4.25% 4.40%, 2/11/2026	58,881,826	58,962,788
Banff Merger Sub, Inc.:
Senior Secured 2021 USD 2nd Lien Term Loan, 3 Month USD LIBOR + 5.50% 6.00%, 2/27/2026	43,500,065	43,998,358
Senior Secured 2021 USD Term Loan, 3 Month USD LIBOR + 3.75% 3.97%, 10/2/2025	35,158,849	34,983,055
CCC Intelligent Solutions, Inc. Senior Secured Term Loan B, 9/21/2028 (b)	5,000,000	5,002,350
Cengage Learning, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.75% 5.75%, 6/29/2026	106,137,879	106,563,492
Cloudera, Inc.:
Senior Secured 2021 Second Lien Term Loan, 1 Month USD LIBOR + 6.00% 6.50%, 10/8/2029	20,579,950	20,631,400
Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75% 4.25%, 10/8/2028	49,715,481	49,645,631
ConnectWise, LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50% 4.00%, 9/29/2028	8,000,000	7,991,440
Cornerstone OnDemand, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.75% 4.25%, 10/16/2028	17,524,590	17,496,376
DCert Buyer, Inc.:
Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.00% 4.10%, 10/16/2026	8,318,321	8,313,122
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 7.00% 7.10%, 2/19/2029	30,245,434	30,371,406
See accompanying notes to financial statements.
25

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
ECI Macola Max Holdings, LLC Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 3.75% 4.50%, 11/9/2027	$ 17,440,337	$ 17,470,334
Ensono, LP Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.00% 4.75%, 5/19/2028	33,274,252	33,291,554
Epicor Software Corp.:
Senior Secured 2020 2nd Lien Term Loan, 1 Month USD LIBOR + 7.75% 8.75%, 7/31/2028	3,632,899	3,726,755
Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.25% 4.00%, 7/30/2027	3,491,162	3,492,960
Finastra USA, Inc. Senior Secured USD 1st Lien Term Loan, 3 Month USD LIBOR + 3.50% 4.50%, 6/13/2024	79,993,289	79,743,310
Flexera Software LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75% 4.50%, 3/3/2028	25,826,552	25,876,785
Gigamon, Inc. Senior Secured 1st Lien Term Loan, 6 Month USD LIBOR + 3.75% 4.50%, 12/27/2024	1,546,614	1,549,762
Greeneden U.S. Holdings II, LLC Senior Secured 2020 USD Term Loan B4, 1 Month USD LIBOR + 4.00% 4.75%, 12/1/2027	78,730,701	79,099,948
Help/Systems Holdings, Inc Senior Secured 2021 Term Loan, 2 Month USD LIBOR + 4.00% 4.75%, 11/19/2026	73,770,719	73,663,014
Hyland Software, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50% 4.25%, 7/1/2024	2,992,268	3,007,229
Idera, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.75% 4.50%, 3/2/2028	61,627,111	61,656,076
I-Logic Technologies Bidco, Ltd. Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 4.00% 4.50%, 2/16/2028	2,304,315	2,315,422
Imperva, Inc.:
Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 4.00% 5.00%, 1/12/2026	25,444,401	25,442,365
Senior Secured 2nd Lien Term Loan, 3 Month USD LIBOR + 7.75% 8.75%, 1/11/2027	5,398,559	5,425,552
ION Trading Finance Limited Senior Secured 2021 USD Term Loan, 3 Month USD LIBOR + 4.75% 4.97%, 4/3/2028	20,695,306	20,775,811
See accompanying notes to financial statements.
26

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Ivanti Software, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 7.25% 7.75%, 12/1/2028	$ 14,677,836	$ 14,714,604
Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.25% 5.00%, 12/1/2027	77,014,489	77,230,900
MA FinanceCo., LLC Senior Secured 2020 USD Term Loan B, 3 Month USD LIBOR + 4.25% 5.25%, 6/5/2025	10,084,586	10,242,208
MeridianLink, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.00% 3.50%, 11/10/2028	512,500	512,661
Mitchell International, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 6.50% 7.00%, 10/15/2029	31,677,381	31,938,719
Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75% 4.25%, 10/15/2028	41,542,923	41,361,173
Navicure, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.00% 4.10%, 10/22/2026	493,681	493,885
Polaris Newco LLC Senior Secured USD Term Loan B, 3 Month USD LIBOR + 4.00% 4.50%, 6/2/2028	96,819,392	96,935,091
Project Boost Purchaser, LLC:
Senior Secured 2019 Term Loan B, 6/1/2026 (b)	4,992,634	4,995,755
Senior Secured 2021 Incremental Term Loan, 1 Month USD LIBOR + 3.50% 4.00%, 5/30/2026	3,787,974	3,792,709
Project Leopard Holdings, Inc.:
Senior Secured 2018 Term Loan, 3 Month USD LIBOR + 4.75% 5.75%, 7/5/2024	2,240,412	2,245,083
Senior Secured 2019 Term Loan, 3 Month USD LIBOR + 4.75% 5.75%, 7/7/2024	27,915,754	27,985,543
Project Ruby Ultimate Parent Corp. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.25% 4.00%, 3/3/2028	7,593,759	7,595,315
Quest Software US Holdings, Inc.:
Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.25% 4.38%, 5/16/2025	20,636,543	20,644,385
Senior Secured 2018 2nd Lien Term Loan, 3 Month USD LIBOR + 8.25% 8.38%, 5/18/2026	6,386,053	6,394,707
RealPage, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25% 3.75%, 4/24/2028	5,524,913	5,515,438
See accompanying notes to financial statements.
27

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Rocket Software, Inc.:
Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 4.25% 4.35%, 11/28/2025	$ 11,039,448	$ 10,994,628
Senior Secured 2021 USD Incremental Term Loan B, 1 Month USD LIBOR + 4.25% 4.75%, 11/28/2025	12,437,500	12,439,055
Sabre GLBL, Inc.:
Senior Secured 2021 Term Loan B1, 1 Month USD LIBOR + 3.50% 4.00%, 12/17/2027	3,234,329	3,197,943
Senior Secured 2021 Term Loan B2, 1 Month USD LIBOR + 3.50% 4.00%, 12/17/2027	5,155,713	5,097,711
SolarWinds Holdings, Inc. Senior Secured 2018 Term Loan B, 2/5/2024 (b)	2,318,476	2,290,017
Sophia, L.P. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50% 4.00%, 10/7/2027	1,974,874	1,976,602
Sovos Compliance, LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.50% 5.00%, 8/11/2028	10,681,687	10,722,598
SS&C Technologies Holdings, Inc. S.A.R.L. Senior Secured 2018 Term Loan B4, 4/16/2025 (b)	3,661,850	3,625,250
SS&C Technologies, Inc. Senior Secured 2018 Term Loan B3, 4/16/2025 (b)	4,599,760	4,553,785
Surf Holdings, LLC Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.50% 3.69%, 3/5/2027	1,649	1,638
TPG VIII Elf Purchaser, LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50% 4.00%, 11/6/2028	2,456,893	2,460,886
Veritas US, Inc. Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 5.00% 6.00%, 9/1/2025	60,126,169	60,201,326
Virgin Pulse, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.00% 4.75%, 4/6/2028	17,106,437	16,921,088
Vision Solutions, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 4/23/2029 (b)	3,000,000	3,004,695
Senior Secured 2021 Incremental Term Loan, 3 Month USD LIBOR + 4.00% 4.75%, 4/24/2028	73,092,555	73,092,555
Weld North Education, LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75% 4.25%, 12/21/2027	11,726,756	11,743,877
		1,416,094,696
See accompanying notes to financial statements.
28

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SPECIALTY RETAIL — 2.3%
K-Mac Holdings Corp. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.50% 4.00%, 7/21/2028	$ 6,271,715	$ 6,239,855
Michaels Companies, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.25% 5.00%, 4/15/2028	47,130,426	46,785,431
Petco Health and Wellness Company, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.25% 4.00%, 3/3/2028	7,058,517	7,059,046
PetSmart, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75% 4.50%, 2/11/2028	91,202,743	91,459,479
SRS Distribution, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75% 4.25%, 6/2/2028	50,279,340	50,241,128
		201,784,939
STEEL-PRODUCERS — 0.1%
Phoenix Services International, LLC Senior Secured Term Loan, 1 Month USD LIBOR + 3.75% 4.75%, 3/1/2025	8,930,902	8,883,434
TELECOM SERVICES — 0.5%
SBA Senior Finance II, LLC Senior Secured 2018 Term Loan B, 4/11/2025 (b)	46,579,328	46,135,427
TELECOMMUNICATION EQUIP — 0.8%
Altice France S.A. Senior Secured 2018 Term Loan B13, 2 Month USD LIBOR + 4.00% 4.12%, 8/14/2026	8,603,308	8,573,196
Cyxtera DC Holdings, Inc. Senior Secured Term Loan B, 6 Month USD LIBOR + 3.00% 4.00%, 5/1/2024	22,937,217	22,746,723
Delta TopCo, Inc. Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 3.75% 4.50%, 12/1/2027	21,705,504	21,755,970
MLN US HoldCo LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.50% 4.60%, 11/30/2025	15,511,453	15,028,504
		68,104,393
See accompanying notes to financial statements.
29

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
TELEVISION — 0.0% (c)
Gray Television, Inc. Senior Secured 2018 Term Loan C, 1/2/2026 (b)	$ 680,789	$ 676,602
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Varsity Brands, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.50% 4.50%, 12/15/2024	92,739,423	91,174,445
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Foundation Building Materials Holding Co. LLC Senior Secured 2021 Term Loan, 2/3/2028 (b)	2,197,436	2,185,075
Pro Mach Group, Inc.:
Senior Secured 2021 Delayed Draw Term Loan, 3 Month USD LIBOR + 4.00% 5.00%, 8/31/2028	223,464	224,519
Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.00% 5.00%, 8/31/2028	22,925,778	23,033,988
		25,443,582
TRANSPORT-AIR FREIGHT — 0.9%
Kestrel Bidco, Inc. Senior Secured Term Loan B, 6 Month USD LIBOR + 3.00% 4.00%, 12/11/2026	80,663,195	78,541,350
TRANSPORT-SERVICES — 0.3%
LaserShip, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.50% 5.25%, 5/7/2028	25,810,313	25,870,838
WEB HOSTING/DESIGN — 1.3%
Endure Digital, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50% 4.25%, 2/10/2028	117,765,075	116,937,187
TOTAL SENIOR FLOATING RATE LOANS (Cost $8,182,970,620)		8,196,929,414

See accompanying notes to financial statements.
30

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
WARRANTS — 0.0% (c)
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (c)
Carestream Health Holdings (expiring 12/31/49) (d) (e) (Cost $0)	372	$ 1,033,394
TOTAL WARRANTS (Cost $0)		1,033,394
	Principal Amount
CORPORATE BONDS & NOTES — 6.6%
AEROSPACE & DEFENSE — 0.0% (c)
TransDigm, Inc. 5.50%, 11/15/2027	$ 1,000,000	1,030,600
AIRLINES — 0.8%
American Airlines, Inc. 11.75%, 7/15/2025 (f)	60,030,000	74,632,898
AUTO PARTS & EQUIPMENT — 0.3%
GC EOS Buyer, Inc. 9.25%, 8/1/2025 (f)	21,000,000	22,487,010
COMMERCIAL SERVICES — 1.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 6/1/2029 (f)	2,817,000	2,739,166
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 1/15/2028 (f)	13,235,000	13,818,002
Team Health Holdings, Inc. 6.38%, 2/1/2025 (f)	73,734,000	69,396,966
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (f)	4,400,000	4,623,036
		90,577,170
COMPUTERS — 0.0% (c)
Diebold Nixdorf, Inc. 9.38%, 7/15/2025 (f)	3,488,000	3,748,379
DIVERSIFIED FINANCIAL SERVICES — 0.2%
AG Issuer LLC 6.25%, 3/1/2028 (f)	3,827,000	3,977,975
NFP Corp. 6.88%, 8/15/2028 (f)	10,484,000	10,525,202
		14,503,177
See accompanying notes to financial statements.
31

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
ENTERTAINMENT — 1.4%
AMC Entertainment Holdings, Inc. 10.00%, 6/15/2026 (f)	$ 78,513,000	$ 77,606,959
Cinemark USA, Inc.:
5.25%, 7/15/2028 (f)	19,000,000	18,526,140
5.88%, 3/15/2026 (f)	27,974,000	28,255,139
		124,388,238
HEALTH CARE SERVICES — 0.1%
Envision Helthcare Corp. 8.75%, 10/15/2026 (f)	13,588,000	7,828,047
US Acute Care Solutions LLC 6.38%, 3/1/2026 (f)	3,788,000	3,963,839
		11,791,886
INTERNET — 0.3%
Endure Digital, Inc. 6.00%, 2/15/2029 (f)	21,000,000	19,596,990
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (f)	7,042,000	7,327,412
		26,924,402
MEDIA — 0.6%
Altice Financing SA 5.75%, 8/15/2029 (f)	24,548,000	24,284,354
Audacy Capital Corp. 6.75%, 3/31/2029 (f)	2,500,000	2,442,775
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (f)	5,952,000	6,097,110
DISH DBS Corp.:
5.13%, 6/1/2029	9,533,000	8,673,886
7.38%, 7/1/2028	6,500,000	6,599,060
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (f)	4,822,000	5,103,605
		53,200,790
PACKAGING & CONTAINERS — 0.1%
Altium Packaging LLC 1 Month USD LIBOR + 1.75% 3.25%, 2/3/2028	3,290	3,261
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 8/15/2027 (f)	2,963,000	2,992,097
See accompanying notes to financial statements.
32

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (f)	$ 1,442,000	$ 1,486,183
		4,481,541
RETAIL — 0.9%
eG Global Finance PLC 6.75%, 2/7/2025 (f)	25,937,000	26,226,975
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (f)	13,692,000	13,425,417
LBM Acquisition LLC 6.25%, 1/15/2029 (f)	12,810,000	12,760,041
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 2/15/2029 (f)	10,248,000	11,187,844
SRS Distribution, Inc. 6.13%, 7/1/2029 (f)	16,095,000	16,394,689
White Cap Buyer LLC 6.88%, 10/15/2028 (f)	3,783,000	3,960,120
		83,955,086
SOFTWARE — 0.2%
Veritas US, Inc./Veritas Bermuda, Ltd. 7.50%, 9/1/2025 (f)	19,444,000	20,184,039
TELECOMMUNICATIONS — 0.7%
Altice France Holding SA 6.00%, 2/15/2028 (f)	6,598,000	6,310,855
Altice France SA:
5.50%, 1/15/2028 (f)	5,000,000	4,956,600
5.50%, 10/15/2029 (f)	23,728,000	23,490,720
CommScope Technologies LLC 6.00%, 6/15/2025 (f)	10,000,000	10,010,900
CommScope, Inc. 7.13%, 7/1/2028 (f)	2,325,000	2,296,263
Plantronics, Inc. 4.75%, 3/1/2029 (f)	11,251,000	10,726,028
		57,791,366
TOTAL CORPORATE BONDS & NOTES (Cost $606,475,059)		589,696,582

See accompanying notes to financial statements.
33

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 10.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (g) (h) (Cost $928,384,340)	928,384,340	$ 928,384,340
TOTAL INVESTMENTS — 108.7% (Cost $9,717,830,019)		9,716,043,730
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.7)%		(774,524,646)
NET ASSETS — 100.0%		$ 8,941,519,084
(a)	The rate shown represents the rate at December 31, 2021.
(b)	Position is unsettled. Contract rate was not determined at December 31, 2021 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2021, total aggregate fair value of the security is $1,033,394, representing less than 0.05% of the Fund's net assets.
(e)	Non-income producing security.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.4% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2021.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
PIK	Payment in Kind
At December 31, 2021, the Fund had unfunded loan commitments of $11,914,213, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
National Mentor Holdings, Inc.	1,796,357	1,779,516	(16,841)
New Arclin U.S. Holding Corp.	1,676,165	1,676,224	59
Hillman Group Inc.	875,927	874,066	(1,861)
See accompanying notes to financial statements.
34

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
VT Topco, Inc.	2,159,510	2,159,963	453
Sovos Compliance, LLC	1,844,629	1,851,694	7,065
Trident TPI Holdings, Inc.	569,777	570,222	445
Medical Solutions L.L.C.	331,566	331,626	60
Pro Mach Group, Inc.	2,660,282	2,672,838	12,556
	$11,914,213	$11,916,149	$1,936
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 589,696,582	$ —	$ 589,696,582
Senior Floating Rate Loans	—	8,196,929,414	—	8,196,929,414
Warrants	—	—	1,033,394	1,033,394
Short-Term Investment	928,384,340	—	—	928,384,340
TOTAL INVESTMENTS	$928,384,340	$8,786,625,996	$1,033,394	$9,716,043,730
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans(a)	—	1,936	—	1,936
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ 1,936	$ —	$ 1,936
(a)	Unfunded loan commitments are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.
35

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,121,627,625	$1,121,627,625	$2,264,565,361	$2,457,808,646	$—	$—	928,384,340	$928,384,340	$130,751

See accompanying notes to financial statements.
36

SSGA ACTIVE TRUST
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021 (Unaudited)

SPDR Blackstone Senior Loan ETF
ASSETS
Investments in unaffiliated issuers, at value	$ 8,787,659,390
Investments in affiliated issuers, at value	928,384,340
Total Investments	9,716,043,730
Receivable for investments sold	701,231,808
Receivable for fund shares sold	4,556,442
Dividends receivable — affiliated issuers	15,922
Interest receivable — unaffiliated issuers	53,324,460
Unrealized appreciation on unfunded loan commitments	1,936
TOTAL ASSETS	10,475,174,298
LIABILITIES
Due to custodian	31,945,713
Payable for investments purchased	1,496,567,186
Advisory fee payable	5,132,206
Trustees’ fees and expenses payable	10,109
TOTAL LIABILITIES	1,533,655,214
NET ASSETS	$ 8,941,519,084
NET ASSETS CONSIST OF:
Paid-in Capital	$ 9,180,441,207
Total distributable earnings (loss)	(238,922,123)
NET ASSETS	$ 8,941,519,084
NET ASSET VALUE PER SHARE
Net asset value per share	$ 45.59
Shares outstanding (unlimited amount authorized, no par value)	196,150,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 8,789,445,679
Investments in affiliated issuers	928,384,340
Total cost of investments	$ 9,717,830,019
See accompanying notes to financial statements.
37

SSGA ACTIVE TRUST
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2021 (Unaudited)

SPDR Blackstone Senior Loan ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$192,875,125
Dividend income — affiliated issuers	130,751
TOTAL INVESTMENT INCOME	193,005,876
EXPENSES
Advisory fee	26,789,733
Trustees’ fees and expenses	45,556
Miscellaneous expenses	88
TOTAL EXPENSES	26,835,377
NET INVESTMENT INCOME (LOSS)	$166,170,499
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	16,983,655
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(98,691,080)
Unfunded loan commitments	(7,808)
Net change in unrealized appreciation/depreciation	(98,698,888)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(81,715,233)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 84,455,266
See accompanying notes to financial statements.
38

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Blackstone Senior Loan ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 166,170,499	$ 126,602,637
Net realized gain (loss)	16,983,655	8,848,268
Net change in unrealized appreciation/depreciation	(98,698,888)	136,248,747
Net increase (decrease) in net assets resulting from operations	84,455,266	271,699,652
Net equalization credits and charges	(968,043)	3,900,949
Distributions to shareholders	(196,630,500)	(123,950,000)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	2,960,620,986	4,849,884,181
Cost of shares redeemed	(201,328,321)	(138,069,393)
Net income equalization	968,043	(3,900,949)
Other Capital	205,443	1,457,881
Net increase (decrease) in net assets from beneficial interest transactions	2,760,466,151	4,709,371,720
Contribution from Affiliate (Note 4)	—	79,391
Net increase (decrease) in net assets during the period	2,647,322,874	4,861,101,712
Net assets at beginning of period	6,294,196,210	1,433,094,498
NET ASSETS AT END OF PERIOD	$8,941,519,084	$6,294,196,210
SHARES OF BENEFICIAL INTEREST:
Shares sold	64,600,000	105,950,000
Shares redeemed	(4,400,000)	(3,050,000)
Net increase (decrease) from share transactions	60,200,000	102,900,000
See accompanying notes to financial statements.
39

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Blackstone Senior Loan ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20(a)	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 46.30	$ 43.36	$ 46.25	$ 47.04	$ 47.41	$ 46.64
Income (loss) from investment operations:
Net investment income (loss) (b)	1.00	1.98	2.34	2.48	2.04	1.85
Net realized and unrealized gain (loss) (c)	(0.51)	3.02	(3.06)	(0.86)	(0.50)	0.73
Total from investment operations	0.49	5.00	(0.72)	1.62	1.54	2.58
Net equalization credits and charges (b)	(0.01)	0.06	(0.04)	(0.03)	0.04	0.05
Contribution from Affiliate (Note 4)	—	0.00(d)	0.01	—	—	—
Other capital (b)	0.00(d)	0.02	0.21	0.09	0.02	0.02
Distributions to shareholders from:
Net investment income	(1.19)	(2.14)	(2.35)	(2.47)	(1.97)	(1.88)
Net asset value, end of period	$ 45.59	$ 46.30	$ 43.36	$ 46.25	$ 47.04	$ 47.41
Total return (e)	1.03%	11.97%(f)	(1.23)%(f)	3.68%	3.43%	5.77%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,941,519	$6,294,196	$1,433,094	$2,222,400	$3,189,624	$1,820,505
Ratios to average net assets:
Total expenses	0.70%(g)	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income (loss)	4.34%(g)	4.31%	5.17%	5.33%	4.30%	3.91%
Portfolio turnover rate	57%(h)	176%	195%(i)	124%(i)	90%(i)	68%(i)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an affiliate had not made a contribution during the years ended ended June 30, 2021 and June 30, 2020, the total return would have remained 11.97% and (1.23)%, respectively.
(g)	Annualized.
(h)	Not annualized.
(i)	Portfolio turnover rate is from the the affiliated Portfolio prior to the discontinuance of the master feeder structure.
See accompanying notes to financial statements.
40

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2021 (Unaudited)

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of twelve (12) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the SPDR Blackstone Senior Loan ETF (the “Fund”).
The Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
41

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Valuation techniques used to value the Fund's investments by major category are as follows:
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•   Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate the Fund's NAV and the prices used by the Fund's underlying benchmark.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are
42

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2021, is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Equalization
The Fund follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
43

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Loan Agreements
The Fund invests in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Fund does not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Fund as the issuers of such loans.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Fund, facilities furnished and expenses borne by the Adviser, the Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of the Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Blackstone Senior Loan ETF	0.70%
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for the Fund until October 31, 2022. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be
44

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

terminated prior to October 31, 2022 except with the approval of the Fund’s Board of Trustees.
The Adviser pays all the operating expenses of the Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees") (including any Trustees’ counsel fees), litigation expenses and other extraordinary expenses.
Blackstone Liquid Credit Strategies LLC (formerly GSO / Blackstone Debt Funds Management LLC) receives fees for its services as the sub-adviser to the Fund from the Adviser.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2021, are disclosed in the Statement of Assets and Liabilities.
During the fiscal year ended June 30, 2021, State Street made a voluntary contribution to the Fund in the amount of $79,391 related to an accounting matter.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
45

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2021, were as follows:
	Purchases	Sales
SPDR Blackstone Senior Loan ETF	$6,971,725,453	$4,322,986,681
7.    Shareholder Transactions
The Fund issues and redeems its shares, at NAV, only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets.
The consideration for the purchase of Creation Units of the Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statement of Changes on Net Assets.
8.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
46

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Blackstone Senior Loan ETF	$9,731,781,594	$43,114,639	$58,850,567	$(15,735,928)
9.    Line of Credit
The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $1.1 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The Fund has exclusive access to $900 million of the total credit facility. This agreement expires in October 2022 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. SPDR Blackstone Senior Loan ETF pays the commitment fee for its exclusive portion of the credit line. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate. Prior to October 7, 2021 the Fund had exclusive access to $300 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Fund has no outstanding loans as of December 31, 2021.
Effective January 5, 2022, the Fund also has exclusive access to a $500 million uncommitted line of credit with State Street that may be used solely for temporary or emergency purposes, including to temporarily finance the redemption of shares or for other temporary and emergency purposes consistent with the current investment objectives and investment restrictions of the Fund.
10.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of it's assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
47

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
48

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

11.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
49

SSGA ACTIVE TRUST
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
50

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

SPDR Blackstone Senior Loan ETF
Annualized Expense Ratio	0.70%
Actual:
Ending Account Value	$1,010.30
Expenses Paid During Period(a)	3.55
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,021.70
Expenses Paid During Period(a)	3.57
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
51

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (the "Program"). The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund.
SSGA FM has been designated by the Board to administer the Fund's Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period September 2020 through June 2021, including:
•	the Program supported the Fund's ability to honor redemption requests timely;
•	the Program supported SSGA FM's management of the Fund's liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund's liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of the Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
52

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Information regarding how the investment adviser voted for the prior 12-month period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website at www.sec.gov, and on the Fund's website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Fund’s first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov, and on the Fund's website at https://www.ssga.com/spdrs. The Fund’s schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
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SSGA Active Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SSGA Active Trust
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
Investing in commodities entail significant risk and is not appropriate for all investors. Commodities investing entail significant risk as commodity prices can be extremely volatile due to wide range of factors. A few such factors include overall market movements, real or perceived inflationary trends, commodity index volatility, international, economic and political changes, change in interest and currency exchange rates.
Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
SSGA Funds Management has retained Blackstone Liquid Credit Strategies LLC as the sub-advisor. State Street Global Advisors Funds Distributors, LLC is not affiliated with Blackstone Liquid Credit Strategies LLC.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2022 State Street Corporation -All Rights Reserved
SPDRGSOSAR

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committees of Listed Registrants.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Not applicable to the registrant.

(a)(2) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive    officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(a)(4) Not applicable.

(b)

A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Active Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	March 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	March 9, 2022

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	March 9, 2022